The U.S. Large Cap Value Series
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.1%)
COMMUNICATION SERVICES — (8.3%)
*	Activision Blizzard, Inc.	911,090	$84,512,708
	AT&T, Inc.	17,214,802	249,958,925
*	Atlanta Braves Holdings, Inc., Class C	3,404	138,630
*	Charter Communications, Inc., Class A	796	322,531
	Comcast Corp., Class A	13,219,783	598,327,379
	Electronic Arts, Inc.	117,159	15,974,630
#	Fox Corp., Class A	1,008,994	33,750,849
	Fox Corp., Class B	397,338	12,480,387
»	GCI Liberty, Inc.	59,566	53,874
	Interpublic Group of Cos., Inc.	998,044	34,163,046
*	Liberty Broadband Corp., Class A	27,366	2,430,922
*	Liberty Broadband Corp., Class C	199,990	17,825,109
*	Liberty Media Corp.-Liberty Formula One, Class A	39,281	2,524,983
*	Liberty Media Corp.-Liberty Formula One, Class C	78,309	5,685,233
*	Liberty Media Corp.-Liberty SiriusXM, Class A	156,619	4,964,822
*	Liberty Media Corp.-Liberty SiriusXM, Class C	357,358	11,374,705
#	Lumen Technologies, Inc.	1,119,085	2,003,162
*	Madison Square Garden Entertainment Corp.	8,266	287,988
*	Meta Platforms, Inc., Class A	1,308,997	417,046,444
	News Corp., Class A	577,757	11,451,144
	News Corp., Class B	64,856	1,304,254
#	Paramount Global, Class B	1,414,352	22,672,063
# *	Sphere Entertainment Co.	8,266	350,892
*	Take-Two Interactive Software, Inc.	24,929	3,812,641
*	T-Mobile U.S., Inc.	1,545,488	212,921,882
	Verizon Communications, Inc.	11,373,951	387,624,250
*	Walt Disney Co.	1,801,608	160,144,935
*	Warner Bros Discovery, Inc.	2,772,176	36,232,340
TOTAL COMMUNICATION SERVICES			2,330,340,728
CONSUMER DISCRETIONARY — (5.9%)
	Advance Auto Parts, Inc.	260,009	19,342,069
*	Aptiv PLC	287,126	31,437,426
	Aramark	803,405	32,433,460
	Autoliv, Inc.	269,146	27,164,906
	BorgWarner, Inc.	1,102,997	51,289,360
# *	CarMax, Inc.	385,771	31,868,542
# *	Carnival Corp.	66,438	1,251,692
#	Dick's Sporting Goods, Inc.	20,800	2,932,800
	DR Horton, Inc.	2,494,501	316,851,517
	eBay, Inc.	524,705	23,354,619
	Ford Motor Co.	7,869,237	103,952,621
	Garmin Ltd.	536,870	56,849,164
	General Motors Co.	4,532,565	173,914,519
	Gentex Corp.	994,834	33,406,526
	Genuine Parts Co.	925	144,041
#	Hasbro, Inc.	40,300	2,601,768
#	Hyatt Hotels Corp., Class A	127,405	16,097,622
	Lear Corp.	317,608	49,153,014
	Lennar Corp., Class A	1,104,394	140,070,291
#	Lennar Corp., Class B	37,985	4,364,856
#	Lithia Motors, Inc.	2,694	836,568
	LKQ Corp.	1,699,192	93,098,730

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	MGM Resorts International	1,454,296	$73,834,608
*	Mohawk Industries, Inc.	71,696	7,624,153
#	Penske Automotive Group, Inc.	93,801	15,141,357
*	Phinia, Inc.	220,599	6,258,394
	PulteGroup, Inc.	1,956,203	165,083,971
#	Ralph Lauren Corp.	233,423	30,655,443
# *	Royal Caribbean Cruises Ltd.	456,986	49,861,742
#	Tapestry, Inc.	358,209	15,456,718
	Valvoline, Inc.	105,031	3,988,027
	VF Corp.	1,070	21,197
#	Whirlpool Corp.	461,415	66,563,728
TOTAL CONSUMER DISCRETIONARY			1,646,905,449
CONSUMER STAPLES — (4.6%)
	Archer-Daniels-Midland Co.	1,129,118	95,929,865
*	BellRing Brands, Inc.	100,936	3,628,649
	Bunge Ltd.	584,509	63,518,593
#	Campbell Soup Co.	114,028	5,224,763
	Casey's General Stores, Inc.	700	176,862
	Conagra Brands, Inc.	711,380	23,340,378
	Constellation Brands, Inc., Class A	292,549	79,807,367
*	Darling Ingredients, Inc.	500,847	34,683,655
# *	Dollar Tree, Inc.	715,490	110,421,572
	General Mills, Inc.	2,002,753	149,685,759
#	Hormel Foods Corp.	263,983	10,791,625
	Ingredion, Inc.	6,180	687,587
	J M Smucker Co.	621,060	93,562,689
	Keurig Dr Pepper, Inc.	148,220	5,040,962
	Kroger Co.	3,346,505	162,774,003
	McCormick & Co., Inc.	34,185	3,058,874
	Molson Coors Beverage Co., Class B	450,930	31,461,386
	Mondelez International, Inc., Class A	2,203,527	163,347,457
*	Performance Food Group Co.	34,200	2,043,792
*	Pilgrim's Pride Corp.	6,211	153,847
	Seaboard Corp.	13	46,865
	Tyson Foods, Inc., Class A	1,698,335	94,631,226
*	U.S. Foods Holding Corp.	808,080	34,529,258
#	Walgreens Boots Alliance, Inc.	971,954	29,129,461
	Walmart, Inc.	499,558	79,859,342
TOTAL CONSUMER STAPLES			1,277,535,837
ENERGY — (13.8%)
	Baker Hughes Co.	1,793,865	64,202,428
#	Chesapeake Energy Corp.	206,428	17,410,138
	Chevron Corp.	5,028,204	822,915,867
	ConocoPhillips	3,806,401	448,089,526
	Coterra Energy, Inc.	1,203,295	33,138,744
	Devon Energy Corp.	761,239	41,106,906
	Diamondback Energy, Inc.	390,665	57,552,768
	EOG Resources, Inc.	1,168,138	154,813,329
#	EQT Corp.	363,449	15,330,279
	Exxon Mobil Corp.	11,251,083	1,206,566,141
	Halliburton Co.	771,504	30,150,376
	Hess Corp.	171,983	26,094,981
	HF Sinclair Corp.	253,216	13,190,021
	Kinder Morgan, Inc.	4,598,834	81,445,350
	Marathon Oil Corp.	1,275,029	33,495,012
	Marathon Petroleum Corp.	1,358,505	180,708,335

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Occidental Petroleum Corp.	1,487,423	$93,901,014
	ONEOK, Inc.	292,179	19,587,680
#	Ovintiv, Inc.	176,133	8,117,970
	Phillips 66	747,733	83,409,616
	Pioneer Natural Resources Co.	481,859	108,741,121
	Schlumberger NV	954,706	55,697,548
	Targa Resources Corp.	56,589	4,639,732
	Valero Energy Corp.	967,025	124,659,193
#	Vitesse Energy, Inc.	35,597	896,688
	Williams Cos., Inc.	3,720,143	128,158,926
TOTAL ENERGY			3,854,019,689
FINANCIALS — (19.9%)
	Aflac, Inc.	1,639,145	118,575,749
	Allstate Corp.	650,449	73,292,593
	Ally Financial, Inc.	2,648,489	80,884,854
	American Financial Group, Inc.	262,762	31,954,487
	American International Group, Inc.	1,904,953	114,830,567
*	Arch Capital Group Ltd.	644,747	50,090,394
	Assurant, Inc.	184,155	24,770,689
	Axis Capital Holdings Ltd.	3,443	189,778
	Bank of America Corp.	10,894,214	348,614,848
	Bank of New York Mellon Corp.	2,360,323	107,064,251
*	Berkshire Hathaway, Inc., Class B	1,821,683	641,159,549
	BlackRock, Inc.	13,096	9,675,980
*	Block, Inc.	7,365	593,104
	BOK Financial Corp.	6,114	544,635
	Capital One Financial Corp.	1,612,985	188,751,505
#	Carlyle Group, Inc.	800	28,520
	Charles Schwab Corp.	3,700	244,570
	Chubb Ltd.	586,765	119,940,634
	Cincinnati Financial Corp.	11,885	1,278,588
	Citigroup, Inc.	2,665,553	127,040,256
	Citizens Financial Group, Inc.	922,786	29,769,076
	CNA Financial Corp.	187,747	7,352,173
	Discover Financial Services	496,689	52,425,524
	East West Bancorp, Inc.	107,578	6,692,427
	Equitable Holdings, Inc.	10,374	297,630
	Everest Group Ltd.	88,971	32,074,935
#	F&G Annuities & Life, Inc.	8,261	216,438
	Fidelity National Financial, Inc.	153,828	6,025,443
	Fidelity National Information Services, Inc.	1,145,227	69,148,806
	Fifth Third Bancorp	3,458,014	100,628,207
#	First Citizens BancShares, Inc., Class A	8,746	12,518,150
*	Fiserv, Inc.	555,605	70,122,907
#	Franklin Resources, Inc.	271,081	7,926,408
	Global Payments, Inc.	247,994	27,341,339
	Globe Life, Inc.	11,967	1,342,338
	Goldman Sachs Group, Inc.	858,462	305,500,872
	Hartford Financial Services Group, Inc.	2,136,542	153,574,639
	Huntington Bancshares, Inc.	3,221,658	39,433,094
	Intercontinental Exchange, Inc.	48,980	5,622,904
	Jefferies Financial Group, Inc.	302,462	11,127,577
	JPMorgan Chase & Co.	6,354,580	1,003,769,457
	KeyCorp	2,011,530	24,761,934
	Lincoln National Corp.	33,297	933,648
	Loews Corp.	714,681	44,774,765
	M&T Bank Corp.	215,727	30,171,578
*	Markel Group, Inc.	3,473	5,034,843

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	MetLife, Inc.	452,065	$28,466,533
	Morgan Stanley	3,204,841	293,435,242
	Northern Trust Corp.	208,906	16,737,549
	Old Republic International Corp.	745,739	20,560,024
*	PayPal Holdings, Inc.	84,431	6,401,558
	PNC Financial Services Group, Inc.	578,982	79,256,846
	Principal Financial Group, Inc.	1,433,986	114,532,462
	Prosperity Bancshares, Inc.	10,200	645,864
	Prudential Financial, Inc.	728,470	70,290,070
	Raymond James Financial, Inc.	71,358	7,854,375
	Regions Financial Corp.	5,559,337	113,243,695
	Reinsurance Group of America, Inc.	13,491	1,893,462
	RenaissanceRe Holdings Ltd.	3,923	732,660
	State Street Corp.	643,770	46,634,699
	Synchrony Financial	1,227,307	42,391,184
	Synovus Financial Corp.	13,039	442,022
	T Rowe Price Group, Inc.	18,309	2,256,767
	Travelers Cos., Inc.	964,321	166,451,448
	Truist Financial Corp.	2,880,479	95,689,512
	U.S. Bancorp	2,488,333	98,737,053
	Unum Group	30,296	1,472,689
	W R Berkley Corp.	63,994	3,947,790
	Webster Financial Corp.	51,100	2,418,052
	Wells Fargo & Co.	5,223,943	241,137,209
	Willis Towers Watson PLC	9,703	2,050,535
	Zions Bancorp NA	570,016	21,803,112
TOTAL FINANCIALS			5,567,595,075
HEALTH CARE — (14.7%)
*	Avantor, Inc.	371,029	7,632,067
	Baxter International, Inc.	88,704	4,012,082
	Becton Dickinson & Co.	378,090	105,343,436
*	Biogen, Inc.	534,363	144,379,539
*	Bio-Rad Laboratories, Inc., Class A	28,517	11,559,651
*	Boston Scientific Corp.	68,453	3,549,288
	Bristol-Myers Squibb Co.	3,695,749	229,838,630
*	Centene Corp.	887,951	60,460,584
*	Charles River Laboratories International, Inc.	3,199	670,318
	Cigna Group	998,289	294,595,084
	Cooper Cos., Inc.	16,950	6,631,857
	CVS Health Corp.	3,233,170	241,485,467
	Danaher Corp.	1,209,214	308,422,123
*	DaVita, Inc.	1,999	203,878
	Elevance Health, Inc.	680,876	321,121,548
#	Embecta Corp.	43,883	936,463
# *	Envista Holdings Corp.	11,130	382,983
*	Fortrea Holdings, Inc.	648,579	20,728,585
*	GE HealthCare Technologies, Inc.	398,647	31,094,466
	Gilead Sciences, Inc.	2,358,319	179,562,409
*	Henry Schein, Inc.	213,108	16,790,779
*	Hologic, Inc.	406,815	32,309,247
	Humana, Inc.	401,798	183,553,380
*	Incyte Corp.	57,883	3,688,305
*	Jazz Pharmaceuticals PLC	214,587	27,986,437
	Laboratory Corp. of America Holdings	648,579	138,750,506
	McKesson Corp.	122,974	49,484,738
	Medtronic PLC	2,002,037	175,698,767
	Merck & Co., Inc.	7,435	792,943
*	Moderna, Inc.	608,638	71,612,347

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Pfizer, Inc.	17,021,900	$613,809,714
	Quest Diagnostics, Inc.	907,567	122,712,134
*	Regeneron Pharmaceuticals, Inc.	184,693	137,025,584
	Revvity, Inc.	120,811	14,853,712
	STERIS PLC	208,557	47,040,031
*	Syneos Health, Inc.	13,905	589,711
#	Teleflex, Inc.	200	50,234
	Thermo Fisher Scientific, Inc.	629,158	345,193,828
*	United Therapeutics Corp.	91,266	22,152,084
	Universal Health Services, Inc., Class B	450,326	62,577,301
	Viatris, Inc.	2,860,265	30,118,590
	Zimmer Biomet Holdings, Inc.	365,895	50,548,394
TOTAL HEALTH CARE			4,119,949,224
INDUSTRIALS — (13.5%)
	3M Co.	820,182	91,450,293
	AECOM	513,326	44,659,362
	AGCO Corp.	253,428	33,731,267
	AMETEK, Inc.	259,845	41,211,417
	Arcosa, Inc.	75,166	5,801,312
*	Builders FirstSource, Inc.	589,989	85,212,111
*	CACI International, Inc., Class A	2,200	770,968
	Carlisle Cos., Inc.	315,528	87,464,362
#	Carrier Global Corp.	1,308,430	77,917,006
#	Concentrix Corp.	93,288	7,765,293
	CSX Corp.	859,128	28,626,145
	Cummins, Inc.	542,409	141,460,267
	Deere & Co.	1,688	725,165
*	Delta Air Lines, Inc.	1,490,327	68,942,527
	Dover Corp.	308,405	45,017,878
	Eaton Corp. PLC	780,888	160,331,924
	FedEx Corp.	569,614	153,767,299
	Fortive Corp.	269,682	21,129,585
	Fortune Brands Innovations, Inc.	519,705	36,935,434
	General Dynamics Corp.	428,850	95,882,283
	General Electric Co.	1,195,941	136,624,300
# *	GXO Logistics, Inc.	638,308	42,811,318
	Howmet Aerospace, Inc.	1,131,799	57,880,201
	Huntington Ingalls Industries, Inc.	41,674	9,571,268
	Ingersoll Rand, Inc.	795,802	51,941,996
	Jacobs Solutions, Inc.	284,566	35,687,422
	Johnson Controls International PLC	1,470,454	102,270,076
	Knight-Swift Transportation Holdings, Inc.	9,450	574,087
	L3Harris Technologies, Inc.	284,895	53,984,754
	Leidos Holdings, Inc.	695,305	65,031,877
	ManpowerGroup, Inc.	2,452	193,414
*	Masterbrand, Inc.	460,439	5,686,422
	MDU Resources Group, Inc.	20,335	449,810
*	Middleby Corp.	49,207	7,472,083
	Norfolk Southern Corp.	780,147	182,234,538
	Northrop Grumman Corp.	84,061	37,407,145
	nVent Electric PLC	13,164	696,112
	Oshkosh Corp.	2,394	220,416
	Otis Worldwide Corp.	1,224,040	111,338,678
	Owens Corning	520,448	72,857,515
	PACCAR, Inc.	2,220,822	191,279,399
	Parker-Hannifin Corp.	389,870	159,850,599
	Pentair PLC	1,017,055	70,685,322
	Quanta Services, Inc.	679,004	136,900,786

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Regal Rexnord Corp.	41,600	$6,497,088
	Republic Services, Inc.	1,829,777	276,497,602
	RTX Corp.	1,794,086	157,753,982
	Sensata Technologies Holding PLC	669,936	28,304,796
	Snap-on, Inc.	313,561	85,426,559
	Southwest Airlines Co.	1,505,376	51,423,644
	SS&C Technologies Holdings, Inc.	395,103	23,014,750
#	Stanley Black & Decker, Inc.	369,499	36,680,166
	Textron, Inc.	1,231,042	95,738,136
	Trane Technologies PLC	78,091	15,574,469
	TransUnion	86,859	6,921,794
#	U-Haul Holding Co.	84,288	5,129,768
	U-Haul Holding Co., Non Voting	758,592	43,399,048
*	United Airlines Holdings, Inc.	370,168	20,103,824
	United Rentals, Inc.	245,310	113,990,651
	WESCO International, Inc.	20,400	3,581,628
	Westinghouse Air Brake Technologies Corp.	313,561	37,138,165
TOTAL INDUSTRIALS			3,769,627,506
INFORMATION TECHNOLOGY — (8.0%)
*	Advanced Micro Devices, Inc.	775,640	88,733,216
*	Akamai Technologies, Inc.	121,542	11,485,719
	Amdocs Ltd.	718,388	67,269,852
	Analog Devices, Inc.	984,078	196,353,083
*	Arrow Electronics, Inc.	388,892	55,432,666
	Avnet, Inc.	5,178	251,133
# *	Cerence, Inc.	658	18,299
*	Ciena Corp.	26,853	1,133,197
	Cognizant Technology Solutions Corp., Class A	2,015,910	133,110,537
	Corning, Inc.	3,991,170	135,460,310
	Dolby Laboratories, Inc., Class A	16,857	1,493,699
*	DXC Technology Co.	19,272	532,871
*	First Solar, Inc.	93,364	19,363,694
*	Flex Ltd.	1,338,622	36,624,698
	Hewlett Packard Enterprise Co.	6,265,120	108,887,786
	HP, Inc.	9,328,511	306,255,016
	Intel Corp.	6,785,602	242,720,984
	International Business Machines Corp.	41,547	5,990,246
	Jabil, Inc.	224,226	24,815,091
	Juniper Networks, Inc.	922,810	25,654,118
*	Kyndryl Holdings, Inc.	59,502	812,797
	Marvell Technology, Inc.	1,003,660	65,368,376
	Microchip Technology, Inc.	2,564	240,862
	Micron Technology, Inc.	3,282,992	234,372,799
*	ON Semiconductor Corp.	357,294	38,498,429
*	Qorvo, Inc.	463,482	50,992,290
	Roper Technologies, Inc.	14,446	7,122,600
*	Salesforce, Inc.	633,045	142,441,455
	Skyworks Solutions, Inc.	316,504	36,198,563
#	TD SYNNEX Corp.	93,788	9,257,813
	TE Connectivity Ltd.	935,515	134,237,047
*	Teledyne Technologies, Inc.	33,513	12,886,754
*	Western Digital Corp.	886,549	37,731,525
TOTAL INFORMATION TECHNOLOGY			2,231,747,525
MATERIALS — (8.7%)
	Air Products & Chemicals, Inc.	334,631	102,172,883
	Albemarle Corp.	489,084	103,822,752

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#	Amcor PLC	1,290,204	$13,237,493
#	Ball Corp.	644	37,796
#	Celanese Corp.	56,996	7,146,728
	CF Industries Holdings, Inc.	607,999	49,904,558
*	Cleveland-Cliffs, Inc.	409,416	7,226,192
	Corteva, Inc.	975,176	55,029,182
	Dow, Inc.	3,087,778	174,366,824
	DuPont de Nemours, Inc.	544,663	42,282,189
	Eastman Chemical Co.	811,350	69,435,333
	FMC Corp.	25,480	2,451,940
	Freeport-McMoRan, Inc.	4,497,988	200,835,164
	Huntsman Corp.	8,221	244,739
	International Flavors & Fragrances, Inc.	367,438	31,088,929
	International Paper Co.	2,073,880	74,784,113
*	Knife River Corp.	5,083	220,958
	Linde PLC	775,637	303,018,107
	LyondellBasell Industries NV, Class A	1,261,943	124,755,685
	Martin Marietta Materials, Inc.	193,622	86,444,478
	Mosaic Co.	838,015	34,157,491
	Newmont Corp.	2,827,800	121,369,176
	Nucor Corp.	1,894,840	326,083,016
	Packaging Corp. of America	118,267	18,136,244
	PPG Industries, Inc.	2,452	352,843
	Reliance Steel & Aluminum Co.	434,112	127,134,040
	Royal Gold, Inc.	6,364	764,571
#	Sonoco Products Co.	14,629	857,845
	Steel Dynamics, Inc.	1,628,879	173,605,924
#	Sylvamo Corp.	95,428	4,682,652
	Vulcan Materials Co.	428,297	94,439,489
#	Westlake Corp.	370,962	51,007,275
	WestRock Co.	591,672	19,696,761
TOTAL MATERIALS			2,420,793,370
REAL ESTATE — (0.4%)
*	CBRE Group, Inc., Class A	998,974	83,224,524
*	Jones Lang LaSalle, Inc.	216,188	36,006,111
TOTAL REAL ESTATE			119,230,635
UTILITIES — (0.3%)
	NRG Energy, Inc.	1,165,655	44,283,233
	Vistra Corp.	1,168,045	32,775,343
TOTAL UTILITIES			77,058,576
TOTAL COMMON STOCKS Cost ($15,902,836,812)			27,414,803,614

TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 5.190%	229,312,926	229,312,926
SECURITIES LENDING COLLATERAL — (1.1%)
@ §	The DFA Short Term Investment Fund	26,007,929	300,833,715
TOTAL INVESTMENTS — (100.0%)
(Cost $16,432,971,842)^^			$27,944,950,255

†	See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.

The U.S. Large Cap Value Series
CONTINUED
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of July 31, 2023, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	865	09/15/23	$187,614,071	$199,577,125	$11,963,054
Total Futures Contracts			$187,614,071	$199,577,125	$11,963,054
Summary of the Series' investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,330,286,854	$53,874	—	$2,330,340,728
Consumer Discretionary	1,646,905,449	—	—	1,646,905,449
Consumer Staples	1,277,535,837	—	—	1,277,535,837
Energy	3,854,019,689	—	—	3,854,019,689
Financials	5,567,595,075	—	—	5,567,595,075
Health Care	4,119,949,224	—	—	4,119,949,224
Industrials	3,769,627,506	—	—	3,769,627,506
Information Technology	2,231,747,525	—	—	2,231,747,525
Materials	2,420,793,370	—	—	2,420,793,370
Real Estate	119,230,635	—	—	119,230,635
Utilities	77,058,576	—	—	77,058,576
Temporary Cash Investments	229,312,926	—	—	229,312,926
Securities Lending Collateral	—	300,833,715	—	300,833,715
Futures Contracts**	11,963,054	—	—	11,963,054
TOTAL	$27,656,025,720	$300,887,589	—	$27,956,913,309
** Valued at the unrealized appreciation/(depreciation) on the investment.

The DFA International Value Series
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.7%)
AUSTRALIA — (6.4%)
*	Allkem Ltd.	18,002	$180,229
	AMP Ltd.	176,194	134,074
	Ampol Ltd.	291,667	6,459,442
	Aurizon Holdings Ltd.	8,111,517	20,788,304
	Australia & New Zealand Banking Group Ltd.	4,892,528	84,881,276
	Bank of Queensland Ltd.	218,368	887,392
	Bendigo & Adelaide Bank Ltd.	1,066,408	6,715,439
	BlueScope Steel Ltd.	3,217,376	47,446,791
	Brickworks Ltd.	17,393	303,404
	Challenger Ltd.	782,323	3,781,289
	Cleanaway Waste Management Ltd.	6,684,980	12,407,841
	Evolution Mining Ltd.	4,135,415	10,381,784
#	Harvey Norman Holdings Ltd.	2,695,782	6,858,239
	Incitec Pivot Ltd.	7,095,295	14,433,313
	Lendlease Corp. Ltd.	1,303,875	7,580,167
	National Australia Bank Ltd.	5,357,228	102,623,320
	New Hope Corp. Ltd.	931,313	3,335,271
	Newcrest Mining Ltd.	1,789,020	32,089,559
	Northern Star Resources Ltd.	1,646,740	12,854,790
	Orica Ltd.	754,187	8,002,520
	Origin Energy Ltd.	3,364,446	19,153,894
	QBE Insurance Group Ltd.	976,946	10,372,139
	Qube Holdings Ltd.	1,234,493	2,443,524
	Rio Tinto Ltd.	500,543	39,635,392
	Santos Ltd.	12,037,943	64,776,021
	Seven Group Holdings Ltd.	186,936	3,300,177
	Sonic Healthcare Ltd.	116,979	2,763,956
	South32 Ltd.	13,800,736	36,340,035
	Suncorp Group Ltd.	3,892,309	37,296,195
	TPG Telecom Ltd.	516,786	1,744,628
	Treasury Wine Estates Ltd.	2,170	16,424
Ω	Viva Energy Group Ltd.	3,870,394	8,211,375
	Westpac Banking Corp.	5,237,352	78,721,936
	Whitehaven Coal Ltd.	5,022,173	23,466,133
	Woodside Energy Group Ltd.	3,788,151	97,640,264
	Worley Ltd.	905,249	10,594,692
#	Yancoal Australia Ltd.	408,596	1,403,076
TOTAL AUSTRALIA			820,024,305
AUSTRIA — (0.1%)
	Erste Group Bank AG	239,423	9,049,201
	OMV AG	3,665	165,123
TOTAL AUSTRIA			9,214,324
BELGIUM — (0.6%)
	Ageas SA	382,351	16,186,159
	KBC Group NV	557,629	41,969,828
	Solvay SA	209,383	25,146,530
TOTAL BELGIUM			83,302,517
CANADA — (9.7%)
	Agnico Eagle Mines Ltd.	607,528	31,840,543
#	AltaGas Ltd.	424,078	8,371,251
	ARC Resources Ltd.	1,063,955	16,072,486

The DFA International Value Series
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Bank of Montreal	1,333,154	$123,876,685
#	Bank of Nova Scotia	2,834,446	142,739,024
	Barrick Gold Corp.	2,301,081	39,785,070
#	Brookfield Corp., Class A	259,220	9,046,778
	Canadian Imperial Bank of Commerce	2,176,401	95,872,084
#	Cenovus Energy, Inc.	1,041,529	19,809,832
#	Endeavour Mining PLC	791,919	19,133,613
	Fairfax Financial Holdings Ltd.	96,097	76,667,719
	First Quantum Minerals Ltd.	1,712,520	50,791,832
#	Great-West Lifeco, Inc.	464,849	14,019,675
	iA Financial Corp., Inc.	327,481	22,688,859
#	IGM Financial, Inc.	17,720	552,167
#	Imperial Oil Ltd.	368,198	19,853,236
	Kinross Gold Corp.	4,622,914	23,033,060
	Lundin Mining Corp.	2,996,201	26,788,920
#	Magna International, Inc.	947,045	60,923,405
#	Manulife Financial Corp.	3,490,474	69,802,355
*	MEG Energy Corp.	546,773	9,748,328
	Nutrien Ltd.	1,029,988	70,955,860
	Onex Corp.	175,533	10,781,039
	Sun Life Financial, Inc.	32,743	1,722,609
	Suncor Energy, Inc.	3,229,196	101,041,202
	Teck Resources Ltd., Class B	2,083,238	92,558,246
#	Toronto-Dominion Bank	133,212	8,783,999
	Tourmaline Oil Corp.	564,266	29,243,498
	West Fraser Timber Co. Ltd.	247,686	20,868,370
#	Whitecap Resources, Inc.	2,596,702	20,735,807
TOTAL CANADA			1,238,107,552
CHINA — (0.0%)
Ω	BOC Aviation Ltd.	32,900	275,773
DENMARK — (1.9%)
#	AP Moller - Maersk AS, Class A	6,364	12,795,618
	AP Moller - Maersk AS, Class B	7,100	14,584,867
	Carlsberg AS, Class B	362,658	54,392,216
	Chr Hansen Holding AS	172,136	13,007,221
*	Danske Bank AS	945,349	22,447,370
*	Demant AS	136,600	5,435,965
	DSV AS	379,252	75,903,488
*	Genmab AS	41,935	17,285,589
	H Lundbeck AS	9,125	45,291
	Novozymes AS, Class B	124,033	6,220,663
	Pandora AS	62,430	6,244,993
	Rockwool AS, Class A	91	24,354
	Rockwool AS, Class B	8,844	2,378,674
#	Tryg AS	336,476	6,643,315
TOTAL DENMARK			237,409,624
FINLAND — (0.8%)
	Fortum Oyj	43,329	586,555
#	Nokia Oyj	4,351,573	17,105,769
#	Nokia Oyj, Sponsored ADR	1,331,054	5,244,353
	Nordea Bank Abp	3,358,427	38,012,166
	Stora Enso Oyj, Class R	1,696,368	20,796,217
	UPM-Kymmene Oyj	767,682	25,416,162
TOTAL FINLAND			107,161,222

The DFA International Value Series
CONTINUED
		Shares	Value»
FRANCE — (10.6%)
	Accor SA	268,063	$10,114,561
#	Alstom SA	39,764	1,217,584
Ω	Amundi SA	62,742	3,850,190
	Arkema SA	235,866	25,435,553
	AXA SA	2,528,587	77,725,851
	BNP Paribas SA	1,438,342	94,855,487
	Bollore SE	1,793,750	11,341,381
	Bouygues SA	1,023,747	36,672,196
	Carrefour SA	2,495,917	49,896,205
	Cie de Saint-Gobain	1,784,858	120,712,359
	Cie Generale des Etablissements Michelin SCA	2,521,000	82,555,319
	Credit Agricole SA	1,088,951	13,519,736
	Danone SA	9,285	567,005
	Eiffage SA	259,883	27,037,587
	Engie SA	3,701,762	60,728,605
	Eurazeo SE	5,943	362,878
	Orange SA	7,137,374	80,679,697
	Publicis Groupe SA	675,773	54,484,455
	Renault SA	594,325	26,103,724
	Rexel SA	457,728	11,041,432
	Sanofi	956,125	102,003,737
	Societe Generale SA	1,615,058	43,924,302
	TotalEnergies SE	6,840,726	415,618,616
	Vinci SA	24,438	2,870,179
	Vivendi SE	422,869	3,775,521
* Ω	Worldline SA	52,638	2,086,539
TOTAL FRANCE			1,359,180,699
GERMANY — (7.4%)
	BASF SE	1,882,611	100,928,652
	Bayer AG	2,391,361	139,854,979
	Bayerische Motoren Werke AG	942,197	114,900,899
	Commerzbank AG	4,029,779	48,202,118
	Continental AG	255,898	20,430,807
* Ω	Covestro AG	638,137	34,280,008
	Daimler Truck Holding AG	1,284,137	48,194,034
#	Deutsche Bank AG	3,421,901	37,998,772
*	Deutsche Lufthansa AG	524,114	5,286,350
Ω	DWS Group GmbH & Co. KGaA	18,748	658,182
	E.ON SE	1,519,237	19,218,835
	Evonik Industries AG	419,373	8,686,471
	Fresenius Medical Care AG & Co. KGaA	369,125	19,170,323
	Fresenius SE & Co. KGaA	862,748	27,074,879
# Ω	Hapag-Lloyd AG	2,101	479,750
	Heidelberg Materials AG	448,245	36,329,291
	Mercedes-Benz Group AG	2,636,283	210,541,246
	RTL Group SA	3,228	139,434
	RWE AG	657,146	28,282,668
*	Siemens Energy AG	453,468	7,682,488
*	Talanx AG	57,781	3,538,499
	Telefonica Deutschland Holding AG	4,314,587	11,625,135
	Volkswagen AG	111,321	17,790,839
TOTAL GERMANY			941,294,659
HONG KONG — (1.9%)
	BOC Hong Kong Holdings Ltd.	6,079,500	18,554,891
# *	Cathay Pacific Airways Ltd.	7,360,999	8,356,080
	CK Asset Holdings Ltd.	4,931,303	28,557,524

The DFA International Value Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	CK Hutchison Holdings Ltd.	7,430,984	$45,829,306
	CK Infrastructure Holdings Ltd.	743,000	3,937,411
Ω	ESR Group Ltd.	472,600	828,725
	Hang Lung Properties Ltd.	3,657,000	5,706,923
	Hang Seng Bank Ltd.	290,300	4,437,397
	Henderson Land Development Co. Ltd.	2,671,485	8,258,010
	HKT Trust & HKT Ltd.	1,300,000	1,535,559
	MTR Corp. Ltd.	2,970,433	13,688,642
	New World Development Co. Ltd.	4,946,042	12,231,416
#	Sino Land Co. Ltd.	10,446,417	12,823,218
	Sun Hung Kai Properties Ltd.	3,517,920	44,173,179
	Swire Pacific Ltd., Class A	1,100,500	9,199,340
	Swire Pacific Ltd., Class B	2,672,500	3,579,516
Ω	WH Group Ltd.	30,841,696	16,833,091
	Xinyi Glass Holdings Ltd.	1,450,000	2,412,939
TOTAL HONG KONG			240,943,167
IRELAND — (0.6%)
	AIB Group PLC	383,191	1,802,401
	Bank of Ireland Group PLC	905,583	9,554,630
	CRH PLC	293,793	17,501,523
#	CRH PLC, Sponsored ADR	728,717	43,941,635
# *	Flutter Entertainment PLC	2,096	416,940
TOTAL IRELAND			73,217,129
ISRAEL — (0.5%)
	Bank Hapoalim BM	2,024,290	17,981,439
	Bank Leumi Le-Israel BM	1,591,286	12,702,629
	Delek Group Ltd.	29,703	4,195,856
	Harel Insurance Investments & Financial Services Ltd.	600,083	4,732,889
	Israel Discount Bank Ltd., Class A	2,720,329	14,408,899
	Kenon Holdings Ltd.	19,214	505,158
	Migdal Insurance & Financial Holdings Ltd.	177,764	219,832
	Phoenix Holdings Ltd.	656,416	6,735,254
TOTAL ISRAEL			61,481,956
ITALY — (2.3%)
	Banco BPM SpA	290,116	1,451,754
	Eni SpA	2,467,312	37,668,125
	Intesa Sanpaolo SpA	7,325,107	21,181,773
	Stellantis NV	3,233,234	66,339,115
#	Stellantis NV	2,520,971	51,805,954
*	Telecom Italia SpA	4,533,052	1,306,749
*	Telecom Italia SpA, Sponsored ADR	1,610,365	4,571,021
	UniCredit SpA	4,159,978	105,331,661
TOTAL ITALY			289,656,152
JAPAN — (20.9%)
	Acom Co. Ltd.	117,400	288,624
	AEON Financial Service Co. Ltd.	22,200	199,474
	AGC, Inc.	895,500	32,357,663
	Air Water, Inc.	70,600	994,307
	Aisin Corp.	654,800	21,277,788
	Alfresa Holdings Corp.	202,200	3,224,629
	Alps Alpine Co. Ltd.	321,529	2,841,980
	Amada Co. Ltd.	907,100	8,927,241
#	Aozora Bank Ltd.	150,200	3,088,966

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Asahi Group Holdings Ltd.	147,200	$5,786,322
	Asahi Kasei Corp.	3,783,600	25,784,280
	Bank of Kyoto Ltd.	113,679	6,709,307
	Bridgestone Corp.	438,200	18,183,282
	Brother Industries Ltd.	575,000	8,963,052
	Canon Marketing Japan, Inc.	151,500	3,976,004
	Canon, Inc.	578,700	14,956,723
	Chiba Bank Ltd.	1,064,000	7,481,356
	Coca-Cola Bottlers Japan Holdings, Inc.	205,857	2,370,707
	COMSYS Holdings Corp.	46,646	932,390
	Concordia Financial Group Ltd.	2,530,100	11,572,729
	Cosmo Energy Holdings Co. Ltd.	273,700	8,486,107
	Credit Saison Co. Ltd.	393,600	6,293,851
	Dai Nippon Printing Co. Ltd.	418,700	11,901,953
	Daicel Corp.	490,100	4,541,540
	Dai-ichi Life Holdings, Inc.	1,158,247	23,664,968
	Daiwa House Industry Co. Ltd.	681,100	18,511,554
	Daiwa Securities Group, Inc.	3,723,000	20,182,030
	DIC Corp.	172,500	3,256,217
	Dowa Holdings Co. Ltd.	195,100	6,300,922
	ENEOS Holdings, Inc.	9,507,103	34,493,086
	Ezaki Glico Co. Ltd.	8,100	214,046
	Fuji Media Holdings, Inc.	45,300	501,592
	FUJIFILM Holdings Corp.	165,500	9,609,861
	Fujikura Ltd.	47,500	397,156
	Fukuoka Financial Group, Inc.	386,600	9,315,381
	Fuyo General Lease Co. Ltd.	1,600	132,031
	Hachijuni Bank Ltd.	244,000	1,257,122
	Hankyu Hanshin Holdings, Inc.	581,700	19,325,748
	Haseko Corp.	697,172	9,076,332
*	Hino Motors Ltd.	811,804	3,255,981
	Hitachi Construction Machinery Co. Ltd.	230,800	6,925,967
	Hitachi Ltd.	191,000	12,503,716
	Honda Motor Co. Ltd.	3,522,000	112,286,247
	House Foods Group, Inc.	2,800	64,642
	Hulic Co. Ltd.	28,500	242,655
	Idemitsu Kosan Co. Ltd.	646,262	13,647,001
	Iida Group Holdings Co. Ltd.	674,550	11,833,287
	INFRONEER Holdings, Inc.	16,600	161,652
	Inpex Corp.	2,704,683	34,923,455
	Isetan Mitsukoshi Holdings Ltd.	549,300	5,959,285
	Isuzu Motors Ltd.	1,737,700	22,574,018
	ITOCHU Corp.	237,900	9,621,936
	Iwatani Corp.	82,400	4,398,452
	J Front Retailing Co. Ltd.	737,500	7,178,438
	Japan Post Bank Co. Ltd.	56,300	468,390
	Japan Post Holdings Co. Ltd.	1,397,610	10,206,167
	Japan Post Insurance Co. Ltd.	134,400	2,171,927
	JFE Holdings, Inc.	1,387,295	22,440,756
	JGC Holdings Corp.	257,700	3,613,096
	JTEKT Corp.	577,000	5,442,596
	Kajima Corp.	855,600	13,520,579
	Kamigumi Co. Ltd.	342,200	7,937,774
	Kaneka Corp.	231,308	6,815,186
	Kawasaki Heavy Industries Ltd.	677,300	17,273,330
#	Kawasaki Kisen Kaisha Ltd.	101,100	3,048,632
	Kewpie Corp.	34,377	557,024
	Kinden Corp.	222,800	3,072,775
	Kobe Steel Ltd.	541,900	5,926,940

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Koito Manufacturing Co. Ltd.	62,800	$1,154,730
	Kokuyo Co. Ltd.	20,200	324,056
	Komatsu Ltd.	917,200	25,694,836
	K's Holdings Corp.	403,300	3,701,603
	Kubota Corp.	327,281	4,943,897
	Kuraray Co. Ltd.	1,408,691	14,175,022
	Kyocera Corp.	179,600	9,664,646
	Lixil Corp.	1,020,722	13,044,647
	Mabuchi Motor Co. Ltd.	73,100	2,099,106
	Marubeni Corp.	2,455,800	43,479,924
	Maruichi Steel Tube Ltd.	15,500	367,368
	Mazda Motor Corp.	1,108,300	10,994,879
	Mebuki Financial Group, Inc.	1,302,120	3,459,333
	Medipal Holdings Corp.	329,250	5,645,500
	Mitsubishi Chemical Group Corp.	3,775,900	22,586,776
	Mitsubishi Corp.	2,313,200	118,358,245
	Mitsubishi Electric Corp.	1,417,400	20,454,685
	Mitsubishi Estate Co. Ltd.	1,484,939	18,198,949
	Mitsubishi Gas Chemical Co., Inc.	727,100	10,905,431
	Mitsubishi HC Capital, Inc.	2,653,300	17,552,550
	Mitsubishi Heavy Industries Ltd.	623,200	29,567,118
	Mitsubishi Logistics Corp.	89,600	2,250,667
	Mitsubishi Materials Corp.	90,229	1,612,893
	Mitsubishi Motors Corp.	1,942,123	7,843,314
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,968,045	15,882,123
	Mitsubishi UFJ Financial Group, Inc.	10,193,750	82,082,603
	Mitsui & Co. Ltd., Sponsored ADR	9,944	7,821,155
	Mitsui & Co. Ltd.	671,900	26,224,309
	Mitsui Chemicals, Inc.	823,660	23,683,483
	Mitsui Fudosan Co. Ltd.	1,047,800	21,526,983
#	Mitsui OSK Lines Ltd.	885,300	22,886,607
	Mizuho Financial Group, Inc.	2,557,280	43,385,187
	MS&AD Insurance Group Holdings, Inc.	445,453	16,567,873
	Nagase & Co. Ltd.	21,700	373,107
	NEC Corp.	822,810	41,630,409
	NGK Insulators Ltd.	310,000	3,801,921
	NH Foods Ltd.	297,067	8,571,213
	Nikon Corp.	695,200	9,188,991
	Nippon Electric Glass Co. Ltd.	131,500	2,388,521
	Nippon Express Holdings, Inc.	308,324	18,077,395
	Nippon Steel Corp.	1,256,593	28,721,151
#	Nippon Yusen KK	1,086,100	26,420,642
	Nissan Motor Co. Ltd.	4,749,500	20,922,242
	Nisshin Seifun Group, Inc.	188,500	2,337,590
	Niterra Co. Ltd.	335,600	7,096,268
	NOK Corp.	182,800	2,752,504
	Nomura Holdings, Inc.	3,219,302	13,318,162
	Nomura Real Estate Holdings, Inc.	543,800	13,487,882
	NSK Ltd.	1,064,384	6,889,316
	Obayashi Corp.	2,272,082	21,007,290
	Oji Holdings Corp.	3,568,100	14,087,922
	ORIX Corp.	2,167,200	41,689,381
	Otsuka Holdings Co. Ltd.	139,100	5,114,332
	Panasonic Holdings Corp.	4,157,999	51,323,769
	Resona Holdings, Inc.	3,399,839	18,509,000
	Resonac Holdings Corp.	524,942	8,599,472
	Ricoh Co. Ltd.	1,418,200	12,615,832
	Rinnai Corp.	38,100	829,521
	Rohm Co. Ltd.	93,500	8,761,719

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sankyo Co. Ltd.	30,300	$1,281,738
	SBI Holdings, Inc.	249,899	5,277,190
	Seiko Epson Corp.	797,132	13,090,269
	Seino Holdings Co. Ltd.	437,400	6,884,030
	Sekisui Chemical Co. Ltd.	206,700	3,139,670
#	Sekisui House Ltd.	1,475,000	30,092,498
# *	Sharp Corp.	23,945	142,381
	Shimamura Co. Ltd.	61,300	6,070,893
	Shimizu Corp.	936,400	6,451,361
	Shizuoka Financial Group, Inc.	851,000	7,107,641
	SoftBank Group Corp.	551,700	28,060,783
	Sohgo Security Services Co. Ltd.	79,000	483,002
	Sojitz Corp.	681,440	16,178,929
	Sompo Holdings, Inc.	220,356	9,742,102
	Stanley Electric Co. Ltd.	331,300	6,122,190
	Subaru Corp.	1,819,884	34,493,295
	SUMCO Corp.	209,700	3,055,731
	Sumitomo Chemical Co. Ltd.	5,679,000	17,514,930
	Sumitomo Corp.	1,699,000	36,448,444
	Sumitomo Electric Industries Ltd.	2,834,000	36,337,449
	Sumitomo Forestry Co. Ltd.	598,600	14,444,159
	Sumitomo Heavy Industries Ltd.	487,894	12,008,930
	Sumitomo Metal Mining Co. Ltd.	716,464	24,743,226
	Sumitomo Mitsui Financial Group, Inc.	1,370,700	64,219,554
	Sumitomo Mitsui Trust Holdings, Inc.	566,444	22,035,621
	Sumitomo Realty & Development Co. Ltd.	760,500	20,380,954
#	Sumitomo Rubber Industries Ltd.	816,500	8,348,681
	Suzuken Co. Ltd.	85,000	2,481,801
	Suzuki Motor Corp.	400,000	16,066,225
	Taiheiyo Cement Corp.	258,279	5,393,977
	Taisei Corp.	215,600	8,170,465
	Taisho Pharmaceutical Holdings Co. Ltd.	38,900	1,499,879
	Takashimaya Co. Ltd.	75,400	1,096,051
	Takeda Pharmaceutical Co. Ltd.	2,592,971	79,279,676
	TBS Holdings, Inc.	70,800	1,324,818
	TDK Corp.	331,500	12,699,186
	Teijin Ltd.	771,691	8,253,798
	THK Co. Ltd.	92,400	1,852,436
	Toda Corp.	537,800	2,995,364
	Tokai Carbon Co. Ltd.	40,000	355,862
	Tokyo Century Corp.	100,200	3,924,582
	Tokyo Tatemono Co. Ltd.	870,300	11,630,243
	Tokyu Fudosan Holdings Corp.	2,556,700	15,199,435
	Toppan, Inc.	599,800	14,118,404
	Toray Industries, Inc.	2,976,000	16,663,850
	Tosoh Corp.	1,241,700	16,229,846
	Toyo Seikan Group Holdings Ltd.	416,349	6,768,137
	Toyo Tire Corp.	52,000	704,094
	Toyoda Gosei Co. Ltd.	272,500	5,816,318
	Toyota Boshoku Corp.	75,000	1,368,370
	Toyota Industries Corp.	158,900	11,483,248
	Toyota Motor Corp.	8,133,750	136,758,828
	Toyota Tsusho Corp.	548,100	32,066,677
	Yamada Holdings Co. Ltd.	1,918,800	5,796,956
	Yamaha Motor Co. Ltd.	893,600	26,208,304
	Yamato Kogyo Co. Ltd.	54,200	2,591,803
	Yamazaki Baking Co. Ltd.	325,600	4,685,827
	Yokohama Rubber Co. Ltd.	563,500	12,635,616
	Z Holdings Corp.	2,297,800	6,406,284

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Zeon Corp.	404,300	$4,360,481
TOTAL JAPAN			2,663,148,767
NETHERLANDS — (3.7%)
Ω	ABN AMRO Bank NV, CVA	593,755	10,095,738
	Aegon NV	3,153,912	17,120,320
	Aegon NV, Class NY	413,726	2,229,983
	Akzo Nobel NV	485,097	41,499,060
	ArcelorMittal SA	652,212	18,863,149
	ArcelorMittal SA	931,574	26,885,229
	ASR Nederland NV	267,334	12,118,092
	Coca-Cola Europacific Partners PLC	85,736	5,407,254
#	Heineken NV	383,275	37,515,518
	ING Groep NV	4,971,616	72,569,001
	JDE Peet's NV	256,784	7,749,618
	Koninklijke Ahold Delhaize NV	4,003,663	138,000,739
	Koninklijke KPN NV	4,007,248	14,499,248
*	Koninklijke Philips NV	1,035,822	21,517,789
# *	Koninklijke Philips NV	34,497	714,429
	NN Group NV	733,464	28,117,288
	Randstad NV	338,457	19,828,666
	Stellantis NV	208,034	4,275,099
TOTAL NETHERLANDS			479,006,220
NEW ZEALAND — (0.2%)
*	Auckland International Airport Ltd.	1,979,607	10,334,043
	Chorus Ltd.	254,600	1,360,198
	EBOS Group Ltd.	221,523	5,308,634
	Fletcher Building Ltd.	1,599,343	5,545,225
#	Fonterra Co-operative Group Ltd.	293,628	643,773
	Ryman Healthcare Ltd.	262,117	1,110,206
	Summerset Group Holdings Ltd.	323,186	2,067,973
TOTAL NEW ZEALAND			26,370,052
NORWAY — (0.8%)
*	Adevinta ASA	53,248	393,878
	Aker ASA, Class A	9,016	573,302
	Aker BP ASA	165,409	4,633,531
	Austevoll Seafood ASA	75,320	565,528
	DNB Bank ASA	1,739,742	35,851,702
Ω	Elkem ASA	612,980	1,454,103
	Frontline PLC	84,273	1,404,126
	Golden Ocean Group Ltd.	787,356	6,169,520
	Norsk Hydro ASA	2,737,655	17,930,049
	SpareBank 1 SR-Bank ASA	329,406	4,251,481
	Storebrand ASA	1,058,752	9,254,567
	Subsea 7 SA	548,326	7,369,035
	Wallenius Wilhelmsen ASA	592,285	4,112,628
#	Yara International ASA	290,501	11,864,635
TOTAL NORWAY			105,828,085
PORTUGAL — (0.1%)
	EDP Renovaveis SA	389,633	7,442,340
	Galp Energia SGPS SA	553,452	7,355,163
TOTAL PORTUGAL			14,797,503

The DFA International Value Series
CONTINUED
		Shares	Value»
SINGAPORE — (1.2%)
	City Developments Ltd.	1,511,600	$8,410,977
	Frasers Property Ltd.	386,000	245,410
	Hongkong Land Holdings Ltd.	2,014,600	7,179,462
	Keppel Corp. Ltd.	6,323,200	35,114,210
#	Olam Group Ltd.	399,410	394,071
	Oversea-Chinese Banking Corp. Ltd.	2,117,400	21,190,412
*	Seatrium Ltd.	120,678,485	12,790,150
	Singapore Airlines Ltd.	4,154,000	23,532,505
	Singapore Land Group Ltd.	379,070	599,762
	United Overseas Bank Ltd.	498,700	11,312,252
	UOL Group Ltd.	1,698,674	8,987,981
	Wilmar International Ltd.	6,663,900	19,363,512
TOTAL SINGAPORE			149,120,704
SPAIN — (2.3%)
	Banco Bilbao Vizcaya Argentaria SA	7,187,545	56,971,171
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	1,225,868	9,733,392
	Banco Santander SA	35,812,913	145,123,995
	Banco Santander SA, Sponsored ADR	219,342	883,948
	CaixaBank SA	3,472,078	14,045,252
	Repsol SA	4,381,555	66,895,041
TOTAL SPAIN			293,652,799
SWEDEN — (2.4%)
	AFRY AB	8,850	122,817
	Billerud Aktiebolag	671,128	5,723,133
	Boliden AB	947,528	27,866,081
	Bure Equity AB	32,518	691,830
Ω	Dometic Group AB	134,696	1,003,650
	Electrolux AB, Class B	425,500	5,255,456
	Essity AB, Class B	61,894	1,534,741
	Getinge AB, Class B	110,994	2,068,153
	Holmen AB, Class A	5,562	217,556
	Holmen AB, Class B	176,174	6,786,351
	Husqvarna AB, Class B	702,522	6,890,729
	Loomis AB	245,000	7,147,275
*	Millicom International Cellular SA, SDR	349,452	5,426,007
	Pandox AB	42,204	497,650
	Saab AB, Class B	158,640	8,361,773
	Securitas AB, Class B	779,836	6,637,787
	Skandinaviska Enskilda Banken AB, Class A	2,605,519	31,584,701
	Skandinaviska Enskilda Banken AB, Class C	14,462	184,146
	Skanska AB, Class B	958,977	15,295,093
	SKF AB, Class B	1,179,544	22,473,175
	SSAB AB, Class A	729,061	4,626,216
	SSAB AB, Class B	2,046,233	12,518,759
	Svenska Cellulosa AB SCA, Class A	34,534	458,253
	Svenska Cellulosa AB SCA, Class B	581,885	7,731,778
	Svenska Handelsbanken AB, Class A	1,224,329	10,749,557
#	Svenska Handelsbanken AB, Class B	37,204	405,916
#	Swedbank AB, Class A	973,315	17,852,240
	Tele2 AB, Class B	81,086	610,136
	Telefonaktiebolaget LM Ericsson, Class B	3,048,097	15,333,372
#	Telia Co. AB	6,525,597	14,023,387
	Trelleborg AB, Class B	788,808	21,000,153
	Vitrolife AB	4,553	67,560
	Volvo AB, Class A	251,466	5,702,231
	Volvo AB, Class B	1,970,035	43,456,245

The DFA International Value Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
# *	Volvo Car AB, Class B	25,537	$126,229
TOTAL SWEDEN			310,430,136
SWITZERLAND — (10.2%)
	ABB Ltd.	24,960	1,001,583
	Alcon, Inc.	571,376	48,606,887
	Baloise Holding AG	105,344	16,306,074
	Barry Callebaut AG	4,983	9,343,123
	Cie Financiere Richemont SA, Class A	809,027	130,279,885
*	DSM-Firmenich AG	338,440	37,305,924
	Holcim Ltd.	1,360,822	94,768,021
	Julius Baer Group Ltd.	716,015	50,713,575
	Lonza Group AG	82,006	47,648,430
	Novartis AG, Sponsored ADR	1,546,681	162,246,837
	Novartis AG	1,706,093	178,623,046
	SIG Group AG	479,021	12,805,988
	Swatch Group AG	47,812	15,301,773
	Swatch Group AG	123,912	7,441,254
	Swiss Life Holding AG	69,548	44,222,379
	Swiss Prime Site AG	120,516	11,667,079
	Swiss Re AG	399,672	41,701,495
	Swisscom AG	94,854	60,996,391
# *	UBS Group AG	7,264,904	161,176,729
	Zurich Insurance Group AG	348,909	168,696,978
TOTAL SWITZERLAND			1,300,853,451
UNITED KINGDOM — (13.1%)
	3i Group PLC	919,283	23,323,274
	abrdn PLC	1,621,214	4,824,680
Ω	Airtel Africa PLC	31,927	47,740
	Anglo American PLC	1,263,298	38,848,654
	Associated British Foods PLC	371,994	9,789,767
	Aviva PLC	7,859,762	39,158,604
	Barclays PLC, Sponsored ADR	7,169,994	57,288,252
	Barclays PLC	1,388,036	2,754,295
	Barratt Developments PLC	1,092,759	6,396,582
	BP PLC, Sponsored ADR	1,857,264	69,275,947
	BP PLC	7,690,578	47,715,790
	British American Tobacco PLC, Sponsored ADR	232,997	7,847,339
	British American Tobacco PLC	2,746,490	92,359,242
	BT Group PLC	23,256,148	36,442,037
*	Dowlais Group PLC	1	1
	DS Smith PLC	2,938,039	11,681,195
	Glencore PLC	13,449,477	81,792,106
	HSBC Holdings PLC	13,535,003	112,427,318
#	HSBC Holdings PLC, Sponsored ADR	2,324,211	97,105,535
	Investec PLC	1,207,245	7,581,694
	J Sainsbury PLC	7,868,098	28,014,234
	Kingfisher PLC	7,509,649	23,680,696
	Legal & General Group PLC	174,550	523,103
	Lloyds Banking Group PLC	164,752,825	95,185,489
#	Lloyds Banking Group PLC, ADR	1,844,768	4,224,519
*	Marks & Spencer Group PLC	10,812	28,640
	Melrose Industries PLC	1,458,994	9,929,270
	Mondi PLC	203,235	3,564,862
	NatWest Group PLC	7,757,080	24,349,769
#	NatWest Group PLC, Sponsored ADR	970,469	6,162,478
	Pearson PLC	309,149	3,419,668

The DFA International Value Series
CONTINUED
	Shares	Value»
UNITED KINGDOM — (Continued)
# Pearson PLC, Sponsored ADR	1,014,248	$11,187,155
Persimmon PLC	13,777	204,822
Shell PLC	307,658	9,324,422
Shell PLC, ADR	9,015,405	555,619,410
Standard Chartered PLC	4,733,277	45,465,709
Taylor Wimpey PLC	3,021,590	4,435,269
Tesco PLC	11,021,258	36,503,187
Vodafone Group PLC	53,337,985	50,738,274
Vodafone Group PLC, Sponsored ADR	1,760,686	16,937,802
TOTAL UNITED KINGDOM		1,676,158,830
TOTAL COMMON STOCKS		12,480,635,626
PREFERRED STOCKS — (0.8%)
GERMANY — (0.8%)
Bayerische Motoren Werke AG, 8.345%	152,008	17,078,262
Porsche Automobil Holding SE, 4.753%	307,547	18,147,084
Volkswagen AG, 23.026%	489,153	64,800,823
TOTAL GERMANY		100,026,169
TOTAL INVESTMENT SECURITIES (Cost $10,455,539,561)		12,580,661,795

			Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@ §	The DFA Short Term Investment Fund	16,146,248	186,763,647
TOTAL INVESTMENTS — (100.0%)
(Cost $10,642,288,173)^^			$12,767,425,442

ADR	American Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of July 31, 2023, The DFA International Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	495	09/15/23	$109,730,271	$114,208,875	$4,478,604
Total Futures Contracts			$109,730,271	$114,208,875	$4,478,604

The DFA International Value Series
CONTINUED
Summary of the Series' investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$820,024,305	—	$820,024,305
Austria	—	9,214,324	—	9,214,324
Belgium	—	83,302,517	—	83,302,517
Canada	$1,238,107,552	—	—	1,238,107,552
China	—	275,773	—	275,773
Denmark	—	237,409,624	—	237,409,624
Finland	5,244,353	101,916,869	—	107,161,222
France	—	1,359,180,699	—	1,359,180,699
Germany	16,506,102	924,788,557	—	941,294,659
Hong Kong	—	240,943,167	—	240,943,167
Ireland	73,012,415	204,714	—	73,217,129
Israel	—	61,481,956	—	61,481,956
Italy	56,376,975	233,279,177	—	289,656,152
Japan	23,703,278	2,639,445,489	—	2,663,148,767
Netherlands	34,104,740	444,901,480	—	479,006,220
New Zealand	—	26,370,052	—	26,370,052
Norway	—	105,828,085	—	105,828,085
Portugal	—	14,797,503	—	14,797,503
Singapore	—	149,120,704	—	149,120,704
Spain	10,617,340	283,035,459	—	293,652,799
Sweden	—	310,430,136	—	310,430,136
Switzerland	195,775,764	1,105,077,687	—	1,300,853,451
United Kingdom	825,648,437	850,510,393	—	1,676,158,830
Preferred Stocks
Germany	—	100,026,169	—	100,026,169
Securities Lending Collateral	—	186,763,647	—	186,763,647
Futures Contracts**	4,478,604	—	—	4,478,604
TOTAL	$2,483,575,560	$10,288,328,486	—	$12,771,904,046
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Japanese Small Company Series
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.5%)
COMMUNICATION SERVICES — (2.2%)
	Akatsuki, Inc.	44,200	$657,192
*	AlphaPolis Co. Ltd.	13,700	269,302
	Amuse, Inc.	34,600	427,909
	ARTERIA Networks Corp.	92,300	1,282,949
	Asahi Broadcasting Group Holdings Corp.	41,100	199,188
	Asahi Net, Inc.	109,100	504,489
	Ateam, Inc.	2,100	10,173
	Avex, Inc.	211,800	2,235,006
# *	Bengo4.com, Inc.	46,600	1,396,002
	Broadmedia Corp.	5,520	67,421
	Bushiroad, Inc.	22,000	116,453
#	Carta Holdings, Inc.	24,600	217,375
#	Ceres, Inc.	18,800	139,151
	COLOPL, Inc.	188,200	880,998
*	COOKPAD, Inc.	190,600	213,201
	Cross Marketing Group, Inc.	25,200	149,157
	Daiichikosho Co. Ltd.	153,900	3,108,708
	DeNA Co. Ltd.	411,700	5,047,119
#	Digital Holdings, Inc.	60,500	454,981
	Direct Marketing MiX, Inc.	58,100	324,775
#	Drecom Co. Ltd.	24,400	85,189
	Faith, Inc.	19,210	68,789
	Fibergate, Inc.	28,600	282,762
# *	FreakOut Holdings, Inc.	8,200	73,847
	Freebit Co. Ltd.	63,100	523,773
	Fuji Media Holdings, Inc.	140,300	1,553,496
	Gakken Holdings Co. Ltd.	132,500	830,600
	GungHo Online Entertainment, Inc.	291,600	5,723,442
	Imagica Group, Inc.	100,900	452,893
#	i-mobile Co. Ltd.	8,100	70,385
	Infocom Corp.	146,900	2,492,517
	Intage Holdings, Inc.	211,400	2,525,955
#	IPS, Inc.	17,200	276,290
	ITmedia, Inc.	56,800	549,594
*	Japan Communications, Inc.	903,800	1,545,430
	J-Stream, Inc.	8,000	29,823
#	Kamakura Shinsho Ltd.	74,800	371,681
# *	KLab, Inc.	15,000	31,547
	LIFULL Co. Ltd.	392,800	846,469
# *	Macbee Planet, Inc.	3,400	499,736
	Macromill, Inc.	243,197	1,354,604
	MarkLines Co. Ltd.	72,900	1,359,231
	Marvelous, Inc.	180,500	892,491
#	Members Co. Ltd.	48,200	561,736
	MIXI, Inc.	251,400	4,748,521
# *	NexTone, Inc.	33,000	471,367
	Okinawa Cellular Telephone Co.	158,700	3,352,555
	Oricon, Inc.	27,800	194,922
*	Port, Inc.	4,400	70,680
*	PR Times Corp.	11,900	134,399
	Proto Corp.	156,700	1,403,440
*	Sharingtechnology, Inc.	66,900	277,791
	SKY Perfect JSAT Holdings, Inc.	910,500	3,802,086

The Japanese Small Company Series
CONTINUED
		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	Toei Co. Ltd.	2,600	$330,565
	Tohokushinsha Film Corp.	94,800	696,532
#	Trenders, Inc.	4,300	36,161
	TV Asahi Holdings Corp.	98,500	1,242,903
	Tv Tokyo Holdings Corp.	63,700	1,553,760
	Usen-Next Holdings Co. Ltd.	91,500	2,116,419
	ValueCommerce Co. Ltd.	101,700	972,896
#	V-Cube, Inc.	80,700	260,271
	Vector, Inc.	188,100	1,735,290
*	Vision, Inc.	111,600	1,383,156
	Wowow, Inc.	28,700	234,282
	Zenrin Co. Ltd.	200,750	1,260,387
	ZIGExN Co. Ltd.	212,500	1,174,610
TOTAL COMMUNICATION SERVICES			68,156,822
CONSUMER DISCRETIONARY — (14.3%)
	&Do Holdings Co. Ltd.	59,500	461,361
	Adastria Co. Ltd.	140,840	2,870,613
#	Adventure, Inc.	8,800	572,819
#	Aeon Fantasy Co. Ltd.	48,932	980,236
#	Ahresty Corp.	128,600	659,961
	Ainavo Holdings Co. Ltd.	5,600	46,197
	Airtrip Corp.	87,800	1,599,160
	Aisan Industry Co. Ltd.	211,600	1,750,611
# *	Akebono Brake Industry Co. Ltd.	610,100	626,928
	Alleanza Holdings Co. Ltd.	80,800	575,232
#	Alpen Co. Ltd.	98,500	1,367,624
#	Alpha Corp.	31,700	283,717
	Amiyaki Tei Co. Ltd.	26,714	636,837
	AOKI Holdings, Inc.	223,300	1,444,519
	Aoyama Trading Co. Ltd.	235,200	2,148,034
	Arata Corp.	86,800	3,003,321
#	Arcland Service Holdings Co. Ltd.	94,800	2,020,153
	ARCLANDS Corp.	39,400	453,820
#	Asahi Co. Ltd.	106,000	935,515
#	Ashimori Industry Co. Ltd.	26,599	400,430
	ASKUL Corp.	241,600	3,370,919
	Asti Corp.	19,400	412,176
# *	Atsugi Co. Ltd.	18,000	55,076
#	Aucnet, Inc.	65,100	819,194
	Autobacs Seven Co. Ltd.	429,100	4,711,653
#	Avantia Co. Ltd.	57,900	366,829
	Beauty Garage, Inc.	21,700	716,406
	Belluna Co. Ltd.	312,500	1,570,128
	Benesse Holdings, Inc.	395,943	5,173,168
#	Bic Camera, Inc.	481,000	3,613,205
#	Bike O & Co. Ltd.	32,200	171,270
#	Bookoff Group Holdings Ltd.	66,600	562,053
	BuySell Technologies Co. Ltd.	6,200	223,487
	Casio Computer Co. Ltd.	25,900	221,307
	Central Automotive Products Ltd.	80,500	2,024,730
#	Central Sports Co. Ltd.	40,968	690,869
	Chiyoda Co. Ltd.	110,800	781,955
#	Chofu Seisakusho Co. Ltd.	121,300	2,133,802
	Chuo Spring Co. Ltd.	81,700	402,474
	Cleanup Corp.	122,000	635,338
#	Colowide Co. Ltd.	300,300	4,459,161
	Corona Corp.	97,200	623,664
#	Create Restaurants Holdings, Inc.	669,400	5,120,946

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
*	CROOZ, Inc.	2,800	$16,676
	Curves Holdings Co. Ltd.	210,800	1,193,405
	Daido Metal Co. Ltd.	227,200	850,947
#	Daikoku Denki Co. Ltd.	54,600	1,569,334
	Daikyonishikawa Corp.	237,900	1,325,170
	Daimaruenawin Co. Ltd.	3,400	29,853
	Dainichi Co. Ltd.	55,700	293,126
	DCM Holdings Co. Ltd.	701,800	5,943,208
	Doshisha Co. Ltd.	130,800	2,156,409
	Doutor Nichires Holdings Co. Ltd.	186,086	2,922,317
	Eagle Industry Co. Ltd.	165,400	2,054,025
#	EAT & Holdings Co. Ltd.	33,000	493,474
#	EDION Corp.	510,200	5,246,045
	ES-Con Japan Ltd.	53,000	299,901
	Eslead Corp.	47,700	1,015,219
	Exedy Corp.	181,900	3,182,960
	FCC Co. Ltd.	220,300	2,887,609
	Felissimo Corp.	20,600	145,970
#	First Juken Co. Ltd.	44,600	349,181
	First-Corp., Inc.	5,100	26,684
	FJ Next Holdings Co. Ltd.	106,600	780,611
	Food & Life Cos. Ltd.	218,100	4,291,533
	Foster Electric Co. Ltd.	130,000	827,469
	F-Tech, Inc.	29,700	190,460
#	Fuji Corp.	72,800	894,873
	Fuji Corp. Ltd.	171,000	841,094
	Fuji Kyuko Co. Ltd.	88,200	3,519,134
	Fujibo Holdings, Inc.	61,600	1,631,748
	Fujikura Composites, Inc.	111,200	776,014
	Fujishoji Co. Ltd.	51,100	532,567
	FuKoKu Co. Ltd.	66,400	748,611
	Furukawa Battery Co. Ltd.	88,000	629,602
	Furyu Corp.	113,100	1,174,921
	Futaba Industrial Co. Ltd.	316,600	1,393,491
	Gakkyusha Co. Ltd.	49,300	724,671
#	Genki Sushi Co. Ltd.	32,500	1,049,451
	Geo Holdings Corp.	156,700	2,173,739
	Gift Holdings, Inc.	53,800	851,643
	GLOBERIDE, Inc.	106,198	1,754,824
	Golf Digest Online, Inc.	23,600	130,159
#	Greens Co. Ltd.	7,000	73,339
	GSI Creos Corp.	63,184	919,779
	G-Tekt Corp.	141,100	1,836,928
	Gunze Ltd.	94,300	2,964,836
	Hagihara Industries, Inc.	77,700	842,503
#	Hamee Corp.	36,100	261,491
	Handsman Co. Ltd.	43,500	325,315
	Happinet Corp.	97,600	1,535,838
	Hard Off Corp. Co. Ltd.	58,800	630,865
	Heiwa Corp.	342,300	5,798,129
	HI-LEX Corp.	128,700	1,072,227
#	Himaraya Co. Ltd.	28,900	193,861
	H-One Co. Ltd.	109,200	642,609
	Honeys Holdings Co. Ltd.	116,940	1,288,899
	Hoosiers Holdings Co. Ltd.	207,900	1,546,590
	Hotland Co. Ltd.	46,100	552,264
#	I K K Holdings, Inc.	5,800	25,100
	IBJ, Inc.	125,900	630,448
#	Ichibanya Co. Ltd.	30,658	1,201,193

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Ichikoh Industries Ltd.	194,100	$731,694
#	IDOM, Inc.	346,000	2,029,647
	IJTT Co. Ltd.	130,880	558,874
#	Imasen Electric Industrial	37,400	163,726
# *	Istyle, Inc.	181,098	621,037
* ††	Izuhakone Railway Co. Ltd.	300	0
	Izumi Co. Ltd.	124,600	3,139,680
*	Jade Group, Inc.	29,900	359,512
	JANOME Corp.	109,400	498,161
	Japan Best Rescue System Co. Ltd.	55,600	305,501
	Japan Wool Textile Co. Ltd.	308,400	2,618,165
#	JINS Holdings, Inc.	82,900	2,056,452
# *	Joban Kosan Co. Ltd.	41,499	364,172
	Joshin Denki Co. Ltd.	108,200	1,556,572
	Joyful Honda Co. Ltd.	150,200	1,739,903
	JP-Holdings, Inc.	346,200	796,695
	JVCKenwood Corp.	1,013,800	3,346,256
	Kawai Musical Instruments Manufacturing Co. Ltd.	36,600	933,687
	Keiyo Co. Ltd.	245,000	1,472,093
	KeyHolder, Inc.	3,600	25,668
	KFC Holdings Japan Ltd.	87,300	1,825,933
#	King Co. Ltd.	54,100	243,712
#	Kintetsu Department Store Co. Ltd.	3,300	56,869
	Ki-Star Real Estate Co. Ltd.	55,199	2,012,634
*	KNT-CT Holdings Co. Ltd.	1,100	11,131
	Kohnan Shoji Co. Ltd.	155,000	3,794,409
#	Kojima Co. Ltd.	197,700	920,835
	Komatsu Matere Co. Ltd.	179,734	947,538
	KOMEDA Holdings Co. Ltd.	300,500	5,824,157
	Komehyo Holdings Co. Ltd.	42,400	1,416,196
	Komeri Co. Ltd.	194,700	4,080,985
#	Konaka Co. Ltd.	132,906	377,672
	Koshidaka Holdings Co. Ltd.	91,900	764,881
#	Kotobukiya Co. Ltd.	5,400	89,963
	K's Holdings Corp.	421,700	3,870,484
	KU Holdings Co. Ltd.	115,500	1,004,175
	Kurabo Industries Ltd.	95,700	1,580,377
	Kushikatsu Tanaka Holdings Co., Class C	1,100	11,904
	KYB Corp.	110,600	3,919,159
	Kyoritsu Maintenance Co. Ltd.	170,400	6,677,849
	LEC, Inc.	142,200	897,690
	LITALICO, Inc.	122,800	1,931,796
	Look Holdings, Inc.	37,100	711,641
	Mamiya-Op Co. Ltd.	1,800	19,584
#	Mars Group Holdings Corp.	75,500	1,602,420
#	Maruzen CHI Holdings Co. Ltd.	106,300	256,429
#	Matsuoka Corp.	10,200	91,281
# *	Media Do Co. Ltd.	54,200	517,665
	Meiwa Estate Co. Ltd.	73,200	586,536
#	Mikuni Corp.	147,800	529,698
	Mitsuba Corp.	191,988	1,123,172
	Mizuno Corp.	109,700	2,875,823
	Monogatari Corp.	191,400	4,686,297
	Morito Co. Ltd.	107,800	923,028
	MrMax Holdings Ltd.	142,525	607,784
	Murakami Corp.	31,800	647,697
	Musashi Seimitsu Industry Co. Ltd.	291,800	3,638,697
	Nafco Co. Ltd.	54,200	718,790
	Nagase Brothers, Inc.	600	8,778

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Nagawa Co. Ltd.	31,800	$1,602,065
	Nakayamafuku Co. Ltd.	41,800	101,692
	New Art Holdings Co. Ltd.	36,134	432,264
#	Nextage Co. Ltd.	282,200	7,412,169
	NHK Spring Co. Ltd.	923,687	7,401,211
#	Nichirin Co. Ltd.	61,160	1,247,798
#	Nihon House Holdings Co. Ltd.	225,900	588,358
	Nihon Plast Co. Ltd.	55,200	179,163
	Nihon Tokushu Toryo Co. Ltd.	75,300	599,705
#	Nippon Felt Co. Ltd.	84,000	244,573
	Nippon Piston Ring Co. Ltd.	44,700	537,894
	Nippon Seiki Co. Ltd.	293,600	2,055,742
	Nishikawa Rubber Co. Ltd.	38,500	391,472
#	Nishimatsuya Chain Co. Ltd.	242,400	2,911,457
	Nissan Shatai Co. Ltd.	425,200	2,709,471
#	Nissan Tokyo Sales Holdings Co. Ltd.	166,400	469,785
	NITTAN Corp.	52,400	120,510
	Nojima Corp.	392,300	3,829,322
	NOK Corp.	166,380	2,505,261
#	Ohashi Technica, Inc.	67,600	758,957
	Ohsho Food Service Corp.	66,700	3,175,758
	Onward Holdings Co. Ltd.	590,700	2,383,673
	Ootoya Holdings Co. Ltd.	800	23,515
#	Ozu Corp.	22,200	248,129
	Pacific Industrial Co. Ltd.	264,400	2,545,027
	PAL GROUP Holdings Co. Ltd.	134,700	3,953,068
	PALTAC Corp.	42,400	1,424,585
#	PAPYLESS Co. Ltd.	14,300	88,968
	Paris Miki Holdings, Inc.	115,700	262,023
*	PIA Corp.	1,700	40,420
	Piolax, Inc.	168,500	2,625,159
#	Poppins Corp.	2,900	28,547
	Press Kogyo Co. Ltd.	563,500	2,524,364
	Pressance Corp.	109,900	1,564,990
	QB Net Holdings Co. Ltd.	58,700	617,144
#	Raccoon Holdings, Inc.	105,700	530,793
#	Renaissance, Inc.	3,500	22,414
	Resorttrust, Inc.	514,664	8,137,690
#	Rhythm Co. Ltd.	34,000	388,536
#	Riberesute Corp.	38,900	200,805
	Ride On Express Holdings Co. Ltd.	38,200	285,675
# *	Right On Co. Ltd.	92,925	387,553
	Riken Corp.	45,752	1,074,061
	Riso Kyoiku Co. Ltd.	692,900	1,281,848
	Rock Field Co. Ltd.	94,800	999,611
	Roland Corp.	61,100	1,741,971
	Round One Corp.	1,181,000	4,727,422
	Sac's Bar Holdings, Inc.	106,050	758,814
	San Holdings, Inc.	59,900	963,476
*	Sanden Corp.	10,400	14,070
#	Sanei Architecture Planning Co. Ltd.	55,200	595,729
	Sangetsu Corp.	276,750	5,080,499
	Sankyo Seiko Co. Ltd.	232,800	1,129,029
	Sanoh Industrial Co. Ltd.	154,900	940,513
	Sanyo Shokai Ltd.	55,799	804,320
	Scroll Corp.	181,700	1,238,870
	Seiko Group Corp.	165,881	3,066,643
#	Seiren Co. Ltd.	265,200	4,582,292
# *	Senshukai Co. Ltd.	174,600	489,990

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Seria Co. Ltd.	220,224	$3,693,923
#	Shidax Corp.	147,200	660,601
#	Shikibo Ltd.	64,326	469,234
	Shin-Nihon Tatemono Co. Ltd.	29,800	118,005
	Shoei Co. Ltd.	308,400	5,606,900
#	Snow Peak, Inc.	171,900	2,136,114
	SNT Corp.	144,100	260,672
#	Soft99 Corp.	84,400	804,854
#	Sotoh Co. Ltd.	49,100	263,298
	Souken Ace Co. Ltd.	33,600	8,525
	SPK Corp.	48,600	628,886
#	Sprix, Inc.	34,300	194,944
	St. Marc Holdings Co. Ltd.	90,900	1,238,816
	Step Co. Ltd.	60,800	757,121
#	Suminoe Textile Co. Ltd.	22,300	361,586
	Sumitomo Riko Co. Ltd.	200,810	1,156,585
	Suncall Corp.	115,600	440,324
	Syuppin Co. Ltd.	117,400	900,257
	T RAD Co. Ltd.	35,100	454,582
	Tachikawa Corp.	66,100	588,924
	Tachi-S Co. Ltd.	180,140	1,973,841
#	Taiho Kogyo Co. Ltd.	93,001	547,631
#	Takasho Co. Ltd.	17,600	81,953
	Take & Give Needs Co. Ltd.	14,900	125,861
#	Tama Home Co. Ltd.	96,400	2,377,759
	Tamron Co. Ltd.	103,400	3,278,343
# *	Tbk Co. Ltd.	133,900	409,081
	Tear Corp.	57,300	180,545
#	Temairazu, Inc.	15,700	435,725
	T-Gaia Corp.	131,100	1,655,299
#	Tigers Polymer Corp.	73,500	351,524
	Toa Corp.	134,200	956,463
	Tokai Rika Co. Ltd.	321,100	5,080,550
	Token Corp.	44,650	2,353,064
#	Tokyo Base Co. Ltd.	60,900	146,255
	Tokyo Individualized Educational Institute, Inc.	106,500	354,315
	Tokyotokeiba Co. Ltd.	93,400	2,530,519
	Tomy Co. Ltd.	549,293	7,431,210
	Topre Corp.	216,500	2,495,103
	Toridoll Holdings Corp.	284,000	7,014,863
	Tosho Co. Ltd.	9,700	97,960
	Toyo Tire Corp.	457,700	6,197,378
	Toyoda Gosei Co. Ltd.	39,700	847,368
	TPR Co. Ltd.	143,662	1,826,221
#	Treasure Factory Co. Ltd.	56,700	559,439
	TS Tech Co. Ltd.	444,986	5,749,083
	TSI Holdings Co. Ltd.	292,595	1,484,736
	Tsuburaya Fields Holdings, Inc.	162,300	3,482,466
	Tsukada Global Holdings, Inc.	46,000	165,145
#	Tsutsumi Jewelry Co. Ltd.	38,400	644,089
#	Twinbird Corp.	9,200	32,863
	Unipres Corp.	222,497	1,776,391
	United Arrows Ltd.	40,600	685,237
*	Unitika Ltd.	364,700	600,784
*	Universal Entertainment Corp.	105,600	1,910,250
#	Valuence Holdings, Inc.	1,600	31,548
*	Village Vanguard Co. Ltd.	36,600	277,867
	VT Holdings Co. Ltd.	474,400	1,779,632
	Wacoal Holdings Corp.	262,300	5,707,396

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Waseda Academy Co. Ltd.	43,600	$430,579
#	Watts Co. Ltd.	52,100	234,096
	Weds Co. Ltd.	14,500	65,087
	World Co. Ltd.	94,100	1,164,244
	Xebio Holdings Co. Ltd.	153,896	1,231,312
	Yachiyo Industry Co. Ltd.	35,200	342,437
	Yagi & Co. Ltd.	18,600	178,364
	Yamae Group Holdings Co. Ltd.	12,300	287,089
#	Yasunaga Corp.	23,800	155,071
	Yellow Hat Ltd.	217,900	2,863,000
	Yondoshi Holdings, Inc.	95,520	1,302,768
	Yonex Co. Ltd.	186,000	1,817,988
	Yorozu Corp.	98,800	651,925
	Yoshinoya Holdings Co. Ltd.	332,200	6,571,324
	Yutaka Giken Co. Ltd.	8,700	122,825
TOTAL CONSUMER DISCRETIONARY			434,925,284
CONSUMER STAPLES — (7.8%)
	Aeon Hokkaido Corp.	176,000	1,070,178
#	AFC-HD AMS Life Science Co. Ltd.	53,800	326,266
	Ain Holdings, Inc.	122,500	4,355,584
	Albis Co. Ltd.	35,813	619,830
	Arcs Co. Ltd.	263,600	4,599,439
	Artnature, Inc.	111,500	613,428
	Axial Retailing, Inc.	107,000	2,857,908
# *	Axxzia, Inc.	4,800	42,079
	Belc Co. Ltd.	66,900	3,169,252
	Bourbon Corp.	54,800	822,257
	Bull-Dog Sauce Co. Ltd.	3,000	43,837
#	Cawachi Ltd.	79,400	1,262,693
	C'BON COSMETICS Co. Ltd.	10,800	117,708
	Chubu Shiryo Co. Ltd.	132,400	1,020,126
	Chuo Gyorui Co. Ltd.	9,800	209,090
	Como Co. Ltd.	2,600	49,886
	Cota Co. Ltd.	124,950	1,442,007
	Create SD Holdings Co. Ltd.	139,300	3,441,318
	Daikokutenbussan Co. Ltd.	33,700	1,430,923
	Delica Foods Holdings Co. Ltd.	66,400	286,705
#	DyDo Group Holdings, Inc.	56,600	2,056,723
	Ebara Foods Industry, Inc.	30,900	642,277
#	Eco's Co. Ltd.	45,800	650,480
#	Ensuiko Sugar Refining Co. Ltd.	86,200	131,023
	Ezaki Glico Co. Ltd.	211,100	5,578,419
	Fancl Corp.	148,383	2,598,732
	Feed One Co. Ltd.	147,148	794,410
	Fuji Oil Holdings, Inc.	240,200	3,388,812
	Fujicco Co. Ltd.	116,100	1,544,456
#	Fujiya Co. Ltd.	68,900	1,159,738
	G-7 Holdings, Inc.	141,300	1,243,376
#	Genky DrugStores Co. Ltd.	50,300	1,780,309
	H2O Retailing Corp.	506,645	5,453,354
#	HABA Laboratories, Inc.	15,000	259,946
	Hagoromo Foods Corp.	17,900	377,628
	Halows Co. Ltd.	56,100	1,460,484
#	Heiwado Co. Ltd.	182,800	3,112,982
	Hokkaido Coca-Cola Bottling Co. Ltd.	37,398	660,110
	Hokuto Corp.	139,200	1,823,021
	House Foods Group, Inc.	34,100	787,250
#	Ichimasa Kamaboko Co. Ltd.	41,200	209,634

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Imuraya Group Co. Ltd.	58,647	$941,046
#	Inageya Co. Ltd.	39,100	412,585
# *	I-NE Co. Ltd.	18,300	341,639
	Itochu-Shokuhin Co. Ltd.	35,100	1,338,531
	Itoham Yonekyu Holdings, Inc.	721,400	3,660,955
	Iwatsuka Confectionery Co. Ltd.	8,700	316,283
#	JM Holdings Co. Ltd.	77,000	1,050,420
	J-Oil Mills, Inc.	118,900	1,416,331
#	Kadoya Sesame Mills, Inc.	15,600	378,346
	Kagome Co. Ltd.	85,900	1,915,062
	Kakiyasu Honten Co. Ltd.	53,400	879,451
	Kameda Seika Co. Ltd.	66,800	2,050,760
#	Kaneko Seeds Co. Ltd.	44,700	455,368
	Kanemi Co. Ltd.	1,200	25,306
	Kanro, Inc.	5,300	68,526
	Kato Sangyo Co. Ltd.	148,900	4,085,531
	Kenko Mayonnaise Co. Ltd.	69,277	641,868
	Kibun Foods, Inc.	13,800	104,914
#	Kitanotatsujin Corp.	387,757	660,451
	Koike-ya, Inc.	300	13,296
	Kotobuki Spirits Co. Ltd.	56,400	4,292,859
	Kusuri no Aoki Holdings Co. Ltd.	84,200	4,834,625
	Kyokuyo Co. Ltd.	59,099	1,560,108
#	Lacto Japan Co. Ltd.	47,000	653,950
	Life Corp.	85,500	2,144,759
	Mandom Corp.	216,800	2,176,630
	Marudai Food Co. Ltd.	111,400	1,205,815
	Maruha Nichiro Corp.	222,487	3,859,314
	Maxvalu Tokai Co. Ltd.	47,000	921,135
	Medical System Network Co. Ltd.	138,400	374,832
	Megmilk Snow Brand Co. Ltd.	271,100	3,734,689
	Meito Sangyo Co. Ltd.	54,100	629,117
	Milbon Co. Ltd.	165,752	5,963,928
#	Ministop Co. Ltd.	85,400	884,687
	Mitsubishi Shokuhin Co. Ltd.	99,700	2,656,700
	Mitsui DM Sugar Holdings Co. Ltd.	109,370	2,193,665
	Miyoshi Oil & Fat Co. Ltd.	29,900	218,641
	Morinaga & Co. Ltd.	215,699	7,002,020
	Morinaga Milk Industry Co. Ltd.	167,000	5,624,642
#	Morozoff Ltd.	37,400	959,702
#	MTG Co. Ltd.	24,700	282,432
	Nagatanien Holdings Co. Ltd.	69,000	1,051,132
	Nakamuraya Co. Ltd.	25,999	566,750
	Natori Co. Ltd.	65,000	897,730
	Nichimo Co. Ltd.	16,300	467,393
	Nihon Chouzai Co. Ltd.	73,420	621,881
#	Niitaka Co. Ltd.	12,960	178,824
	Nippn Corp.	327,800	4,300,147
	Nippon Beet Sugar Manufacturing Co. Ltd.	60,000	822,510
	Nishimoto Co. Ltd.	19,500	646,651
	Nisshin Oillio Group Ltd.	151,900	4,077,317
	Nissui Corp.	1,771,500	8,436,415
	Nitto Fuji Flour Milling Co. Ltd.	16,200	558,448
	Noevir Holdings Co. Ltd.	87,600	3,338,793
#	Oenon Holdings, Inc.	294,200	724,057
	OIE Sangyo Co. Ltd.	22,000	205,759
# *	Oisix ra daichi, Inc.	178,900	2,941,092
	Okuwa Co. Ltd.	155,300	950,831
#	OUG Holdings, Inc.	21,300	368,452

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Pickles Holdings Co. Ltd.	56,900	$500,220
	Pigeon Corp.	727,225	9,822,349
	Premium Water Holdings, Inc.	8,100	155,717
	Prima Meat Packers Ltd.	171,000	2,665,794
	Qol Holdings Co. Ltd.	155,000	1,849,169
#	Retail Partners Co. Ltd.	108,800	1,186,556
	Riken Vitamin Co. Ltd.	139,200	2,033,342
	Rokko Butter Co. Ltd.	84,200	784,486
	S Foods, Inc.	112,762	2,660,262
	S&B Foods, Inc.	42,798	1,104,358
#	Sagami Rubber Industries Co. Ltd.	56,000	293,312
	San-A Co. Ltd.	118,000	3,910,880
	Sapporo Holdings Ltd.	269,120	7,090,349
	Sato Foods Co. Ltd.	800	28,979
	Satudora Holdings Co. Ltd.	3,900	20,930
	Shinnihonseiyaku Co. Ltd.	42,700	444,342
	Shinobu Foods Products Co. Ltd.	1,600	9,356
	Shoei Foods Corp.	56,000	1,704,156
	Showa Sangyo Co. Ltd.	114,300	2,207,092
	Soiken Holdings, Inc.	17,400	34,400
	ST Corp.	38,000	407,129
	Starzen Co. Ltd.	86,100	1,409,412
	Takara Holdings, Inc.	634,300	5,582,118
	Toho Co. Ltd.	49,900	946,262
	Torigoe Co. Ltd.	94,500	419,408
	Transaction Co. Ltd.	89,700	1,117,228
#	United Super Markets Holdings, Inc.	344,500	2,711,416
	Valor Holdings Co. Ltd.	216,000	3,244,039
	Warabeya Nichiyo Holdings Co. Ltd.	84,760	1,632,758
	Watahan & Co. Ltd.	90,000	858,719
	Wellneo Sugar Co. Ltd.	98,300	1,439,526
#	Yaizu Suisankagaku Industry Co. Ltd.	57,700	339,242
	YAKUODO Holdings Co. Ltd.	69,400	1,235,050
#	YA-MAN Ltd.	194,200	1,391,407
	Yamatane Corp.	59,000	771,016
#	Yamaya Corp.	23,500	449,753
#	Yamazawa Co. Ltd.	11,800	105,648
#	Yaoko Co. Ltd.	66,300	3,497,334
	Yokorei Co. Ltd.	296,900	2,548,363
	Yomeishu Seizo Co. Ltd.	46,800	617,225
	Yuasa Funashoku Co. Ltd.	14,300	303,422
	Yukiguni Maitake Co. Ltd.	56,300	366,175
	Yutaka Foods Corp.	3,900	50,557
TOTAL CONSUMER STAPLES			237,528,035
ENERGY — (0.8%)
#	BP Castrol KK	44,100	271,403
#	Fuji Kosan Co. Ltd.	4,400	51,956
#	Fuji Oil Co. Ltd.	255,300	537,416
	Itochu Enex Co. Ltd.	346,100	3,397,473
	Japan Oil Transportation Co. Ltd.	9,500	187,916
	Japan Petroleum Exploration Co. Ltd.	215,300	7,399,942
	Mitsuuroko Group Holdings Co. Ltd.	195,200	1,848,023
*	Modec, Inc.	3,000	31,567
*	Nippon Coke & Engineering Co. Ltd.	949,100	741,433
	Sala Corp.	313,100	1,606,360
	San-Ai Obbli Co. Ltd.	380,000	4,327,126
	Sinanen Holdings Co. Ltd.	46,500	1,282,669

The Japanese Small Company Series
CONTINUED
		Shares	Value»
ENERGY — (Continued)
	Toyo Kanetsu KK	48,100	$1,256,763
TOTAL ENERGY			22,940,047
FINANCIALS — (9.2%)
	77 Bank Ltd.	351,052	7,480,433
	Advance Create Co. Ltd.	64,800	562,728
	AEON Financial Service Co. Ltd.	317,100	2,849,240
	Aichi Financial Group, Inc.	223,570	3,859,308
	Aiful Corp.	1,118,100	2,809,670
#	Aizawa Securities Group Co. Ltd.	200,800	1,170,455
	Akatsuki Corp.	144,000	389,723
	Akita Bank Ltd.	88,440	1,144,895
	Anicom Holdings, Inc.	147,600	656,588
#	Aozora Bank Ltd.	250,600	5,153,761
*	Aruhi Corp.	50,500	358,757
	Asax Co. Ltd.	9,300	42,246
	Awa Bank Ltd.	205,000	3,101,921
	Bank of Iwate Ltd.	82,982	1,318,792
#	Bank of Kochi Ltd.	42,600	284,194
#	Bank of Nagoya Ltd.	66,130	1,814,402
	Bank of Saga Ltd.	78,320	1,005,277
	Bank of the Ryukyus Ltd.	246,680	1,765,831
#	Bank of Toyama Ltd.	9,200	113,300
#	Casa, Inc.	28,400	175,752
	Chiba Kogyo Bank Ltd.	284,858	1,342,635
	Chugin Financial Group, Inc.	686,300	4,608,923
	Daishi Hokuetsu Financial Group, Inc.	238,700	5,966,838
	Daito Bank Ltd.	30,200	144,362
	eGuarantee, Inc.	221,400	3,285,299
#	Ehime Bank Ltd.	198,673	1,232,591
#	Entrust, Inc.	54,900	388,895
	FIDEA Holdings Co. Ltd.	110,890	1,161,390
	Financial Partners Group Co. Ltd.	116,400	1,123,618
	Fintech Global, Inc.	24,600	11,943
	First Bank of Toyama Ltd.	311,400	1,661,515
#	First Brothers Co. Ltd.	33,100	256,846
	Fukui Bank Ltd.	119,700	1,335,760
	Fuyo General Lease Co. Ltd.	46,700	3,853,651
	GMO Financial Gate, Inc.	18,600	1,542,392
#	GMO Financial Holdings, Inc.	243,300	1,248,387
	Gunma Bank Ltd.	2,072,540	8,771,704
	Hachijuni Bank Ltd.	1,578,141	8,130,807
	Hirogin Holdings, Inc.	1,509,400	9,335,239
#	Hirose Tusyo, Inc.	20,800	442,477
	Hokkoku Financial Holdings, Inc.	139,100	4,728,676
	Hokuhoku Financial Group, Inc.	688,053	6,160,519
	HS Holdings Co. Ltd.	148,300	1,066,840
	Hyakugo Bank Ltd.	1,361,409	4,550,826
	Hyakujushi Bank Ltd.	134,700	2,027,202
	Ichiyoshi Securities Co. Ltd.	196,600	923,009
	IwaiCosmo Holdings, Inc.	118,400	1,361,782
	Iyogin Holdings, Inc.	1,256,518	8,875,344
#	J Trust Co. Ltd.	67,841	225,193
	Jaccs Co. Ltd.	139,800	5,129,014
	JAFCO Group Co. Ltd.	533,900	6,980,472
#	Japan Investment Adviser Co. Ltd.	70,300	645,730
	Japan Securities Finance Co. Ltd.	577,000	4,900,426
#	Jimoto Holdings, Inc.	41,850	124,395
#	J-Lease Co. Ltd.	31,900	535,490

The Japanese Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	Juroku Financial Group, Inc.	188,800	$4,669,755
	Keiyo Bank Ltd.	596,046	2,502,223
	Kita-Nippon Bank Ltd.	43,506	665,344
	Kiyo Bank Ltd.	397,390	4,267,233
	Kyokuto Securities Co. Ltd.	152,800	829,195
	Kyushu Financial Group, Inc.	1,975,137	9,614,848
#	Kyushu Leasing Service Co. Ltd.	34,000	215,309
*	M&A Capital Partners Co. Ltd.	89,400	1,833,544
#	Marusan Securities Co. Ltd.	336,700	1,251,055
	Matsui Securities Co. Ltd.	626,100	3,537,748
#	Mercuria Holdings Co. Ltd.	58,400	321,307
	Mito Securities Co. Ltd.	302,600	828,392
	Miyazaki Bank Ltd.	90,900	1,679,912
	Mizuho Leasing Co. Ltd.	173,100	5,944,637
	Monex Group, Inc.	1,037,500	4,043,639
	Money Partners Group Co. Ltd.	131,600	261,091
#	Mortgage Service Japan Ltd.	26,100	104,830
	Musashino Bank Ltd.	176,100	3,108,930
	Nanto Bank Ltd.	158,400	2,901,915
	NEC Capital Solutions Ltd.	60,200	1,374,754
	Nishi-Nippon Financial Holdings, Inc.	739,500	7,877,428
	North Pacific Bank Ltd.	1,727,500	3,773,376
# *	OAK Capital Corp.	264,800	145,252
	Ogaki Kyoritsu Bank Ltd.	213,000	2,933,177
	Oita Bank Ltd.	87,599	1,512,825
	Okasan Securities Group, Inc.	952,800	3,796,350
	Okinawa Financial Group, Inc.	126,160	1,986,157
	Orient Corp.	278,390	2,178,318
	Premium Group Co. Ltd.	185,900	2,346,678
	Procrea Holdings, Inc.	236,072	3,518,307
	Ricoh Leasing Co. Ltd.	95,200	2,951,816
	San ju San Financial Group, Inc.	118,793	1,451,948
	San-In Godo Bank Ltd.	937,900	6,071,051
	SBI Global Asset Management Co. Ltd.	140,900	541,509
	SBI Insurance Group Co. Ltd.	7,600	57,768
	Senshu Ikeda Holdings, Inc.	1,298,928	2,387,194
	Shiga Bank Ltd.	279,100	5,979,244
	Shikoku Bank Ltd.	224,500	1,471,181
	Shimizu Bank Ltd.	58,200	626,942
	Sparx Group Co. Ltd.	115,060	1,223,953
	Strike Co. Ltd.	51,700	1,091,885
	Suruga Bank Ltd.	883,900	3,719,407
	Taiko Bank Ltd.	41,800	343,684
	Tochigi Bank Ltd.	556,100	1,116,412
	Toho Bank Ltd.	1,201,200	2,087,169
#	Tohoku Bank Ltd.	61,300	464,040
	Tokai Tokyo Financial Holdings, Inc.	1,166,274	3,595,484
	Tokyo Kiraboshi Financial Group, Inc.	165,038	4,367,406
	Tomato Bank Ltd.	25,600	197,882
	TOMONY Holdings, Inc.	887,943	2,518,774
#	Tottori Bank Ltd.	51,600	445,316
	Towa Bank Ltd.	211,200	872,657
#	Toyo Securities Co. Ltd.	385,500	928,277
	Traders Holdings Co. Ltd.	13,720	62,488
	Tsukuba Bank Ltd.	447,100	695,443
#	Wellnet Corp.	59,600	240,639
	Yamagata Bank Ltd.	143,600	1,148,564
	Yamaguchi Financial Group, Inc.	1,237,672	9,624,612

The Japanese Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	Yamanashi Chuo Bank Ltd.	162,526	$1,620,785
TOTAL FINANCIALS			278,064,522
HEALTH CARE — (4.7%)
	Amvis Holdings, Inc.	6,400	129,925
	As One Corp.	120,200	4,779,062
	ASKA Pharmaceutical Holdings Co. Ltd.	130,700	1,434,929
	Astena Holdings Co. Ltd.	194,800	608,378
	BML, Inc.	145,400	3,073,040
#	Carenet, Inc.	130,800	859,790
	CE Holdings Co. Ltd.	9,500	41,836
# *	CellSource Co. Ltd.	21,100	329,997
	Charm Care Corp. KK	112,500	1,083,356
	CMIC Holdings Co. Ltd.	63,200	875,632
	Create Medic Co. Ltd.	38,700	240,401
#	Daiken Medical Co. Ltd.	99,400	364,143
	Daito Pharmaceutical Co. Ltd.	77,580	1,277,173
	Eiken Chemical Co. Ltd.	205,400	2,179,677
	Elan Corp.	191,600	1,189,472
	EM Systems Co. Ltd.	44,300	265,305
	FALCO HOLDINGS Co. Ltd.	53,300	704,592
#	FINDEX, Inc.	94,500	411,705
	France Bed Holdings Co. Ltd.	134,455	1,129,274
	Fuji Pharma Co. Ltd.	95,200	781,788
	Fukuda Denshi Co. Ltd.	125,900	3,991,139
	Fuso Pharmaceutical Industries Ltd.	42,600	618,247
	H.U. Group Holdings, Inc.	334,600	6,606,201
	Hisamitsu Pharmaceutical Co., Inc.	16,300	520,899
	Hogy Medical Co. Ltd.	65,900	1,443,780
	Hoshi Iryo-Sanki Co. Ltd.	9,600	284,279
#	I'rom Group Co. Ltd.	38,400	515,287
*	Japan Hospice Holdings, Inc.	12,400	244,339
	Japan Lifeline Co. Ltd.	371,300	2,601,706
	Japan Medical Dynamic Marketing, Inc.	99,400	686,350
	JCR Pharmaceuticals Co. Ltd.	264,632	2,514,717
	Jeol Ltd.	233,500	8,009,032
	JMS Co. Ltd.	104,457	427,877
	Kaken Pharmaceutical Co. Ltd.	104,800	2,609,371
	Kanamic Network Co. Ltd.	142,300	467,873
	Kissei Pharmaceutical Co. Ltd.	174,100	3,686,093
	Koa Shoji Holdings Co. Ltd.	4,100	19,811
	Kyorin Pharmaceutical Co. Ltd.	249,346	3,109,086
#	Linical Co. Ltd.	69,400	385,595
	Mani, Inc.	408,300	5,250,547
#	Medical Data Vision Co. Ltd.	152,800	749,070
	Medikit Co. Ltd.	2,000	35,490
#	Medius Holdings Co. Ltd.	68,500	381,070
*	MedPeer, Inc.	7,900	56,832
	Menicon Co. Ltd.	335,390	6,015,669
#	Mizuho Medy Co. Ltd.	22,400	331,121
	Mochida Pharmaceutical Co. Ltd.	60,098	1,397,488
	Nakanishi, Inc.	352,200	8,115,170
	Nihon Kohden Corp.	127,900	3,371,384
	Nipro Corp.	856,500	6,218,886
	Paramount Bed Holdings Co. Ltd.	253,000	4,144,031
# *	PeptiDream, Inc.	9,200	117,119
#	Pharma Foods International Co. Ltd.	8,600	101,527
	PHC Holdings Corp.	4,800	50,905
# *	RaQualia Pharma, Inc.	21,100	104,826

The Japanese Small Company Series
CONTINUED
		Shares	Value»
HEALTH CARE — (Continued)
	Rion Co. Ltd.	51,800	$812,440
	Sawai Group Holdings Co. Ltd.	168,900	4,206,843
	Seed Co. Ltd.	68,100	292,713
	Seikagaku Corp.	233,700	1,272,373
#	Shin Nippon Biomedical Laboratories Ltd.	134,300	1,981,548
	Ship Healthcare Holdings, Inc.	316,100	5,119,710
	Shofu, Inc.	67,400	1,127,525
#	Software Service, Inc.	18,600	1,344,184
	Solasto Corp.	334,100	1,639,964
	St-Care Holding Corp.	81,600	450,005
	StemCell Institute	4,300	93,350
	Sumitomo Pharma Co. Ltd.	351,800	1,458,208
	Suzuken Co. Ltd.	47,900	1,398,568
# *	SymBio Pharmaceuticals Ltd.	62,300	183,295
	Takara Bio, Inc.	174,500	2,144,224
	Techno Medica Co. Ltd.	14,700	219,690
#	Toho Holdings Co. Ltd.	299,200	5,833,704
	Tokai Corp.	129,800	1,750,042
	Torii Pharmaceutical Co. Ltd.	88,300	2,242,504
	Towa Pharmaceutical Co. Ltd.	166,300	2,104,022
#	Trans Genic, Inc.	51,100	105,611
	Tsumura & Co.	285,418	5,311,547
#	Value HR Co. Ltd.	92,800	853,786
	Vital KSK Holdings, Inc.	246,500	1,720,942
#	Wakamoto Pharmaceutical Co. Ltd.	85,300	138,655
	WIN-Partners Co. Ltd.	98,600	754,982
	ZERIA Pharmaceutical Co. Ltd.	55,000	900,827
TOTAL HEALTH CARE			142,403,554
INDUSTRIALS — (28.8%)
#	Abalance Corp.	12,000	776,802
	Advan Group Co. Ltd.	144,200	1,006,917
	Aeon Delight Co. Ltd.	114,400	2,370,569
	Aichi Corp.	223,100	1,408,795
	Aida Engineering Ltd.	303,600	2,169,446
# *	Aidma Holdings, Inc.	5,500	85,642
	Airtech Japan Ltd.	2,000	17,874
	AIT Corp.	16,300	213,542
	Ajis Co. Ltd.	28,900	485,561
	Alconix Corp.	141,600	1,430,678
#	Alinco, Inc.	80,500	618,690
	Alps Logistics Co. Ltd.	110,100	1,217,496
	Altech Corp.	101,970	2,026,729
	Anest Iwata Corp.	220,200	1,817,819
	Asahi Diamond Industrial Co. Ltd.	320,400	2,028,889
	Asahi Kogyosha Co. Ltd.	51,400	888,451
	Asanuma Corp.	83,700	2,054,561
#	Asukanet Co. Ltd.	31,200	176,793
	AZ-COM MARUWA Holdings, Inc.	189,800	2,609,761
	Bando Chemical Industries Ltd.	207,500	2,134,962
	Bell System24 Holdings, Inc.	217,000	2,121,891
	Benefit One, Inc.	297,895	3,077,851
#	Br Holdings Corp.	221,200	625,673
#	Bunka Shutter Co. Ltd.	346,800	2,690,431
	Canare Electric Co. Ltd.	21,200	214,082
	Career Design Center Co. Ltd.	1,900	23,719
	Careerlink Co. Ltd.	25,500	529,499
	Central Glass Co. Ltd.	179,300	3,891,615
	Central Security Patrols Co. Ltd.	53,000	1,091,181

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Chilled & Frozen Logistics Holdings Co. Ltd.	98,500	$914,271
# *	Chiyoda Corp.	906,000	2,200,459
	Chiyoda Integre Co. Ltd.	66,200	1,143,140
	Chori Co. Ltd.	73,000	1,503,526
	Chudenko Corp.	183,100	3,001,511
	Chugai Ro Co. Ltd.	33,500	484,389
	Chuo Warehouse Co. Ltd.	21,000	164,386
	CKD Corp.	244,600	3,720,046
	CMC Corp.	30,200	317,814
	Copro-Holdings Co. Ltd.	3,800	57,456
	Cosel Co. Ltd.	146,800	1,265,675
	Creek & River Co. Ltd.	67,100	955,457
# *	CrowdWorks, Inc.	8,100	73,616
	CTI Engineering Co. Ltd.	69,200	1,718,739
	CTS Co. Ltd.	157,100	832,507
	Dai-Dan Co. Ltd.	89,200	1,867,118
#	Daido Kogyo Co. Ltd.	41,000	217,264
	Daihatsu Diesel Manufacturing Co. Ltd.	108,000	585,424
	Daihen Corp.	123,600	4,769,372
	Daiho Corp.	69,700	1,948,745
	Dai-Ichi Cutter Kogyo KK	46,300	468,884
	Daiichi Jitsugyo Co. Ltd.	51,100	1,927,399
	Daiichi Kensetsu Corp.	35,200	384,248
#	Daiki Axis Co. Ltd.	41,900	212,200
	Daiseki Co. Ltd.	286,755	9,664,261
#	Daiseki Eco. Solution Co. Ltd.	21,959	198,057
	Daisue Construction Co. Ltd.	48,200	473,806
	Daiwa Industries Ltd.	174,500	1,778,896
	Denyo Co. Ltd.	96,400	1,480,719
	Dip Corp.	212,635	5,367,812
	DMG Mori Co. Ltd.	731,800	12,452,236
	DMW Corp.	4,800	117,105
	Duskin Co. Ltd.	261,100	5,895,036
	Ebara Jitsugyo Co. Ltd.	64,800	1,304,076
#	Eidai Co. Ltd.	184,700	283,193
	EJ Holdings, Inc.	30,100	347,115
	en Japan, Inc.	186,308	3,682,546
	Endo Lighting Corp.	56,300	509,286
#	Envipro Holdings, Inc.	34,400	136,675
	ERI Holdings Co. Ltd.	14,100	199,029
	EXEO Group, Inc.	493,200	10,254,593
#	F&M Co. Ltd.	44,400	929,779
# *	FDK Corp.	64,298	400,386
	Forum Engineering, Inc.	31,400	284,191
	Freund Corp.	75,600	356,122
	Fudo Tetra Corp.	97,080	1,291,464
	Fuji Corp.	369,200	6,759,670
#	Fuji Die Co. Ltd.	32,600	154,139
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	53,964
	Fujikura Ltd.	631,500	5,280,086
	Fujisash Co. Ltd.	523,057	334,625
#	Fukuda Corp.	53,200	1,865,192
	Fukushima Galilei Co. Ltd.	79,400	2,818,171
	Fukuvi Chemical Industry Co. Ltd.	10,600	52,534
	Fukuyama Transporting Co. Ltd.	98,957	2,796,873
	FULLCAST Holdings Co. Ltd.	126,600	2,049,316
	Funai Soken Holdings, Inc.	241,570	4,484,851
	Furukawa Co. Ltd.	171,819	1,973,002
	Furukawa Electric Co. Ltd.	418,600	8,036,964

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Futaba Corp.	208,200	$727,135
#	Gakujo Co. Ltd.	5,600	76,843
	Gecoss Corp.	95,900	632,058
	Giken Ltd.	15,799	233,414
	Glory Ltd.	288,855	5,943,131
	gremz, Inc.	32,900	635,342
	GS Yuasa Corp.	393,683	7,921,680
	Hamakyorex Co. Ltd.	100,900	2,788,766
	Hanwa Co. Ltd.	169,500	5,798,027
#	Hashimoto Sogyo Holdings Co. Ltd.	8,140	69,333
#	Hazama Ando Corp.	1,150,400	9,204,156
#	Helios Techno Holding Co. Ltd.	100,500	333,526
	Hibiya Engineering Ltd.	109,900	1,740,297
	Hirakawa Hewtech Corp.	70,800	880,326
#	Hirano Tecseed Co. Ltd.	56,700	893,050
#	Hirata Corp.	24,200	1,357,317
	Hisaka Works Ltd.	119,700	782,296
	Hitachi Zosen Corp.	1,041,679	6,863,816
	Hito Communications Holdings, Inc.	42,900	467,277
#	Hokuetsu Industries Co. Ltd.	137,200	1,811,891
#	Hokuriku Electrical Construction Co. Ltd.	89,040	578,446
	Hosokawa Micron Corp.	87,500	2,175,024
#	Howa Machinery Ltd.	65,100	372,944
#	Ichiken Co. Ltd.	28,197	405,704
	Ichinen Holdings Co. Ltd.	125,100	1,211,334
	Idec Corp.	187,600	3,991,662
	Iino Kaiun Kaisha Ltd.	490,700	3,168,649
	Imura & Co. Ltd.	13,700	113,555
	Inaba Denki Sangyo Co. Ltd.	319,300	7,092,846
#	Inaba Seisakusho Co. Ltd.	61,700	665,246
	Inabata & Co. Ltd.	280,200	6,531,715
	INFRONEER Holdings, Inc.	383,088	3,730,528
	Insource Co. Ltd.	295,300	2,610,067
#	Integrated Design & Engineering Holdings Co. Ltd.	74,200	1,783,038
#	Inui Global Logistics Co. Ltd.	80,380	741,641
#	IR Japan Holdings Ltd.	56,500	656,687
	Iseki & Co. Ltd.	104,549	924,750
	Ishii Iron Works Co. Ltd.	11,000	206,157
	Itoki Corp.	213,100	1,764,993
	Iwaki Co. Ltd.	56,100	572,379
	JAC Recruitment Co. Ltd.	105,100	2,087,808
	Japan Elevator Service Holdings Co. Ltd.	371,600	4,595,714
#	Japan Foundation Engineering Co. Ltd.	119,000	418,576
	Japan Pulp & Paper Co. Ltd.	72,300	2,351,577
	Japan Steel Works Ltd.	72,600	1,512,359
	Japan Transcity Corp.	244,600	1,100,838
	JDC Corp.	79,900	342,804
	JK Holdings Co. Ltd.	87,140	622,229
#	Juki Corp.	174,000	705,772
	Kamei Corp.	148,700	1,559,676
	Kanaden Corp.	105,700	993,704
	Kanagawa Chuo Kotsu Co. Ltd.	41,200	959,142
	Kaname Kogyo Co. Ltd.	1,300	7,915
	Kanamoto Co. Ltd.	185,100	3,264,678
	Kandenko Co. Ltd.	616,100	5,404,252
	Kanematsu Corp.	492,625	7,226,573
	Katakura Industries Co. Ltd.	151,500	1,722,197
	Kato Works Co. Ltd.	54,900	440,351
	Kawada Technologies, Inc.	32,300	1,318,243

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
#	Kawata Manufacturing Co. Ltd.	23,300	$177,037
#	Keihin Co. Ltd.	5,600	71,301
	KFC Ltd.	8,700	83,445
	Kimura Chemical Plants Co. Ltd.	98,900	509,670
#	Kimura Unity Co. Ltd.	47,000	426,649
	King Jim Co. Ltd.	61,200	381,279
	Kitagawa Corp.	50,300	419,435
	Kitano Construction Corp.	21,072	457,172
	Kitz Corp.	405,100	3,014,807
# *	Kobe Electric Railway Co. Ltd.	37,299	801,387
	Koike Sanso Kogyo Co. Ltd.	7,000	185,275
	Kokuyo Co. Ltd.	449,525	7,211,456
#	KOMAIHALTEC, Inc.	16,200	221,688
	Komatsu Wall Industry Co. Ltd.	49,300	1,000,016
	Komori Corp.	277,500	2,164,150
#	Kondotec, Inc.	114,200	970,693
	Konoike Transport Co. Ltd.	170,700	2,139,986
#	Kosaido Holdings Co. Ltd.	98,000	1,527,053
	Kozo Keikaku Engineering, Inc.	22,000	532,866
	KPP Group Holdings Co. Ltd.	231,500	1,032,714
	KRS Corp.	75,600	499,575
	Kumagai Gumi Co. Ltd.	213,600	4,837,692
	Kyodo Printing Co. Ltd.	38,500	876,302
	Kyokuto Boeki Kaisha Ltd.	66,000	829,567
	Kyokuto Kaihatsu Kogyo Co. Ltd.	198,600	2,550,006
	KYORITSU Co. Ltd.	151,200	186,143
	Kyudenko Corp.	216,100	6,231,988
#	LIKE, Inc.	66,300	769,577
#	Link & Motivation, Inc.	252,500	761,752
*	LTS, Inc.	3,200	80,554
	Mabuchi Motor Co. Ltd.	252,834	7,260,265
#	Maezawa Industries, Inc.	49,000	316,222
#	Maezawa Kasei Industries Co. Ltd.	84,000	903,877
	Maezawa Kyuso Industries Co. Ltd.	122,700	1,017,576
	Makino Milling Machine Co. Ltd.	145,100	5,817,287
	Management Solutions Co. Ltd.	54,200	1,553,868
	Marufuji Sheet Piling Co. Ltd.	11,800	196,970
	MARUKA FURUSATO Corp.	45,807	859,954
#	Marumae Co. Ltd.	31,900	411,233
#	Maruyama Manufacturing Co., Inc.	12,800	182,196
	Maruzen Co. Ltd.	65,800	979,160
	Maruzen Showa Unyu Co. Ltd.	79,400	2,310,804
#	Matching Service Japan Co. Ltd.	52,000	439,005
	Matsuda Sangyo Co. Ltd.	75,682	1,240,517
#	Matsui Construction Co. Ltd.	120,400	639,943
	Max Co. Ltd.	158,700	2,972,824
	Meidensha Corp.	216,410	3,225,877
#	Meiho Facility Works Ltd.	36,100	196,367
	Meiji Electric Industries Co. Ltd.	51,600	560,413
#	Meiji Shipping Co. Ltd.	94,000	434,909
	Meisei Industrial Co. Ltd.	216,000	1,491,334
	Meitec Corp.	478,200	8,717,731
#	Meiwa Corp.	145,600	699,658
*	MetaReal Corp.	26,300	295,305
	METAWATER Co. Ltd.	114,300	1,473,864
	Midac Holdings Co. Ltd.	30,100	342,764
	Mie Kotsu Group Holdings, Inc.	346,700	1,385,418
	Mirai Industry Co. Ltd.	4,600	96,632
	Mirait One Corp.	565,135	7,255,181

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Mitani Corp.	294,600	$2,863,153
#	Mitani Sangyo Co. Ltd.	145,000	331,362
	Mitsubishi Kakoki Kaisha Ltd.	39,000	756,741
	Mitsubishi Logisnext Co. Ltd.	184,400	1,658,889
	Mitsubishi Logistics Corp.	161,200	4,049,190
	Mitsubishi Pencil Co. Ltd.	133,500	1,747,655
	Mitsuboshi Belting Ltd.	90,000	2,852,514
	Mitsui E&S Co. Ltd.	302,581	1,016,207
#	Mitsui Matsushima Holdings Co. Ltd.	71,100	1,331,108
	Mitsui-Soko Holdings Co. Ltd.	125,200	3,192,987
	Miyaji Engineering Group, Inc.	37,518	1,166,243
	Mori-Gumi Co. Ltd.	69,500	149,560
	Morita Holdings Corp.	208,200	2,270,418
#	NAC Co. Ltd.	61,300	424,982
	Nachi-Fujikoshi Corp.	86,900	2,348,073
	Nadex Co. Ltd.	22,200	170,003
	Nagase & Co. Ltd.	584,600	10,051,541
	Naigai Trans Line Ltd.	41,700	814,334
	Nakabayashi Co. Ltd.	113,400	424,561
	Nakakita Seisakusho Co. Ltd.	3,700	64,268
	Nakamoto Packs Co. Ltd.	33,300	383,689
*	Nakamura Choukou Co. Ltd.	6,600	27,736
	Nakanishi Manufacturing Co. Ltd.	5,700	66,568
	Nakano Corp.	42,400	119,046
#	Namura Shipbuilding Co. Ltd.	268,528	1,035,461
	Narasaki Sangyo Co. Ltd.	25,400	422,920
	Nice Corp.	30,000	330,127
	Nichias Corp.	378,700	7,785,481
	Nichiban Co. Ltd.	68,100	971,867
	Nichiden Corp.	92,100	1,590,878
	Nichiha Corp.	159,280	3,664,248
	Nichireki Co. Ltd.	148,800	2,264,082
	Nihon Dengi Co. Ltd.	30,800	979,380
	Nihon Flush Co. Ltd.	122,000	831,658
	Nikkiso Co. Ltd.	304,400	1,940,821
	Nikko Co. Ltd.	157,244	760,218
	Nikkon Holdings Co. Ltd.	369,900	7,775,083
	Nippi, Inc.	11,900	318,452
#	Nippon Air Conditioning Services Co. Ltd.	187,100	1,042,231
	Nippon Aqua Co. Ltd.	59,400	377,911
	Nippon Carbon Co. Ltd.	65,400	1,983,249
#	Nippon Concept Corp.	39,500	547,749
	Nippon Densetsu Kogyo Co. Ltd.	224,600	3,396,117
	Nippon Dry-Chemical Co. Ltd.	11,300	137,337
	Nippon Filcon Co. Ltd.	15,700	51,691
	Nippon Hume Corp.	137,300	736,051
#	Nippon Parking Development Co. Ltd.	1,222,100	1,841,730
#	Nippon Rietec Co. Ltd.	26,400	264,412
	Nippon Road Co. Ltd.	20,400	1,379,960
	Nippon Seisen Co. Ltd.	14,800	497,898
	Nippon Sharyo Ltd.	37,725	539,688
*	Nippon Sheet Glass Co. Ltd.	559,900	2,552,178
	Nippon Thompson Co. Ltd.	338,500	1,369,513
	Nippon Tungsten Co. Ltd.	6,699	116,323
	Nishimatsu Construction Co. Ltd.	201,800	5,256,954
	Nishi-Nippon Railroad Co. Ltd.	269,800	4,873,215
	Nishio Holdings Co. Ltd.	123,800	3,145,434
	Nissei ASB Machine Co. Ltd.	50,300	1,451,345
	Nissei Plastic Industrial Co. Ltd.	105,100	746,280

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Nisshinbo Holdings, Inc.	843,080	$7,245,537
	Nissin Corp.	90,000	1,662,587
	Nisso Corp.	79,600	492,233
	Nitta Corp.	123,700	2,825,824
	Nitto Boseki Co. Ltd.	79,000	1,542,627
	Nitto Kogyo Corp.	166,300	4,255,090
	Nitto Kohki Co. Ltd.	65,800	895,648
	Nitto Seiko Co. Ltd.	186,200	793,299
	Nittoc Construction Co. Ltd.	117,600	948,597
#	Nittoku Co. Ltd.	3,100	55,941
#	NJS Co. Ltd.	36,800	784,118
	Noda Corp.	116,900	976,169
	Nomura Micro Science Co. Ltd.	39,900	1,768,400
	Noritake Co. Ltd.	57,700	2,250,128
	Noritsu Koki Co. Ltd.	117,500	2,037,545
	Noritz Corp.	168,800	2,072,623
	NS Tool Co. Ltd.	105,300	838,813
#	NS United Kaiun Kaisha Ltd.	58,900	1,585,542
	NTN Corp.	2,389,800	5,369,774
	Obara Group, Inc.	72,300	2,112,094
#	Ochi Holdings Co. Ltd.	8,900	84,202
	Odawara Engineering Co. Ltd.	9,900	140,322
#	Ohba Co. Ltd.	76,500	487,682
	Ohmoto Gumi Co. Ltd.	4,100	213,558
	Oiles Corp.	139,970	1,908,018
	Okabe Co. Ltd.	211,500	1,076,793
#	Okada Aiyon Corp.	42,800	701,296
	Okamoto Machine Tool Works Ltd.	25,299	1,021,343
	Okamura Corp.	368,200	5,283,223
	OKUMA Corp.	147,700	7,492,872
	Okumura Corp.	181,680	5,433,740
	Onoken Co. Ltd.	107,500	1,285,252
	Open Up Group, Inc.	141,000	2,211,632
	Organo Corp.	162,700	4,715,615
	Oriental Consultants Holdings Co. Ltd.	6,100	134,505
	Oriental Shiraishi Corp.	747,300	1,634,691
#	Origin Co. Ltd.	24,900	229,512
	OSG Corp.	526,900	7,023,097
	Outsourcing, Inc.	731,600	7,484,849
	Oyo Corp.	126,400	2,339,647
	Paraca, Inc.	35,900	512,197
*	Park24 Co. Ltd.	193,700	2,555,402
	Parker Corp.	34,000	176,818
	Pasco Corp.	11,200	144,656
	Pasona Group, Inc.	135,800	1,609,386
#	Pegasus Co. Ltd.	130,100	524,114
	Penta-Ocean Construction Co. Ltd.	1,287,500	6,988,448
	People Dreams & Technologies Group Co. Ltd.	23,700	298,479
	Pilot Corp.	131,300	4,326,600
	Prestige International, Inc.	638,800	2,606,805
	Pronexus, Inc.	104,900	780,156
	PS Mitsubishi Construction Co. Ltd.	203,300	1,135,922
#	Punch Industry Co. Ltd.	88,700	292,888
	Quick Co. Ltd.	77,000	1,319,968
	Raito Kogyo Co. Ltd.	282,600	4,093,810
	Raiznext Corp.	268,200	2,748,160
*	Raksul, Inc.	56,600	559,348
#	Rasa Corp.	63,200	676,467
	Rheon Automatic Machinery Co. Ltd.	98,100	1,002,670

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
#	Rix Corp.	17,300	$390,859
	Ryobi Ltd.	144,240	3,001,815
	S LINE GROUP Co. Ltd.	23,800	144,927
	Sakai Heavy Industries Ltd.	22,800	834,421
	Sakai Moving Service Co. Ltd.	70,400	2,646,789
	Sanki Engineering Co. Ltd.	268,900	2,921,990
	Sanko Gosei Ltd.	134,300	594,211
	Sanko Metal Industrial Co. Ltd.	15,700	504,672
	Sankyo Tateyama, Inc.	139,674	945,182
	Sankyu, Inc.	162,100	5,621,175
	Sansei Technologies, Inc.	64,500	566,325
	Sansha Electric Manufacturing Co. Ltd.	60,700	632,175
	Sanyo Denki Co. Ltd.	53,600	2,718,723
#	Sanyo Electric Railway Co. Ltd.	101,698	1,583,500
	Sanyo Engineering & Construction, Inc.	60,200	278,556
	Sanyo Industries Ltd.	9,900	134,996
	Sanyo Trading Co. Ltd.	138,600	1,329,638
	Sata Construction Co. Ltd.	86,199	283,172
	Sato Holdings Corp.	169,700	2,376,506
	Sato Shoji Corp.	86,800	937,159
	SBS Holdings, Inc.	117,700	2,791,961
#	SEC Carbon Ltd.	10,900	816,114
	Seibu Electric & Machinery Co. Ltd.	10,300	104,936
	Seika Corp.	45,800	648,973
#	Seikitokyu Kogyo Co. Ltd.	185,330	1,883,105
	Sekisui Jushi Corp.	192,600	3,026,385
	Senko Group Holdings Co. Ltd.	688,500	4,983,871
	Senshu Electric Co. Ltd.	77,500	2,186,287
	Shibaura Machine Co. Ltd.	120,800	3,861,973
	Shibusawa Warehouse Co. Ltd.	58,000	1,258,811
	Shibuya Corp.	93,100	1,723,196
	Shima Seiki Manufacturing Ltd.	161,330	2,208,265
#	Shimojima Co. Ltd.	48,800	376,086
	Shin Maint Holdings Co. Ltd.	14,600	121,736
	Shin Nippon Air Technologies Co. Ltd.	84,680	1,420,577
	Shinki Bus Co. Ltd.	1,900	45,670
	Shinmaywa Industries Ltd.	348,100	3,514,845
	Shinnihon Corp.	164,700	1,469,037
	Shinsho Corp.	30,000	1,290,760
	Shinwa Co. Ltd.	62,300	983,232
	Shinwa Co. Ltd.	24,800	137,317
	SHO-BOND Holdings Co. Ltd.	1,600	64,984
	SIGMAXYZ Holdings, Inc.	209,700	1,961,711
	Sinfonia Technology Co. Ltd.	135,800	1,647,918
	Sinko Industries Ltd.	122,500	1,694,771
	Sintokogio Ltd.	273,000	2,009,358
	SMS Co. Ltd.	183,100	3,889,116
#	Soda Nikka Co. Ltd.	105,700	640,394
	Sodick Co. Ltd.	268,900	1,375,439
	Sotetsu Holdings, Inc.	272,700	5,277,239
#	Space Co. Ltd.	94,862	736,741
	S-Pool, Inc.	410,600	1,585,295
	Star Micronics Co. Ltd.	217,000	2,703,247
#	Studio Alice Co. Ltd.	56,600	859,827
	Subaru Enterprise Co. Ltd.	6,300	449,301
	Sugimoto & Co. Ltd.	61,600	916,275
#	Sumiseki Holdings, Inc.	239,800	580,392
	Sumitomo Densetsu Co. Ltd.	109,300	2,435,873
	Sumitomo Mitsui Construction Co. Ltd.	912,640	2,421,094

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Sumitomo Warehouse Co. Ltd.	333,600	$5,732,921
	Suzumo Machinery Co. Ltd.	4,400	34,215
	SWCC Corp.	154,100	2,121,205
#	Tacmina Corp.	14,700	168,301
	Tadano Ltd.	683,800	5,366,110
	Taihei Dengyo Kaisha Ltd.	89,200	2,790,441
#	Taiheiyo Kouhatsu, Inc.	41,300	228,015
	Taikisha Ltd.	157,700	4,695,521
	Taisei Oncho Co. Ltd.	14,900	231,717
#	Takamatsu Construction Group Co. Ltd.	90,100	1,711,308
#	Takamiya Co. Ltd.	137,800	513,116
#	Takano Co. Ltd.	45,400	263,170
	Takaoka Toko Co. Ltd.	59,920	895,504
	Takara & Co. Ltd.	48,355	791,320
	Takara Standard Co. Ltd.	196,500	2,574,452
	Takasago Thermal Engineering Co. Ltd.	283,100	5,111,547
	Takashima & Co. Ltd.	18,700	480,621
#	Takatori Corp.	4,500	191,807
	Takeuchi Manufacturing Co. Ltd.	214,800	6,731,387
	Takigami Steel Construction Co. Ltd.	5,300	291,838
#	Takisawa Machine Tool Co. Ltd.	25,500	452,841
	Takuma Co. Ltd.	190,300	2,082,329
	Tanabe Consulting Group Co. Ltd.	2,400	17,475
	Tanabe Engineering Corp.	39,500	356,596
#	Tanseisha Co. Ltd.	230,049	1,267,495
	Tatsuta Electric Wire & Cable Co. Ltd.	179,300	901,482
	Techno Ryowa Ltd.	68,690	521,145
	Techno Smart Corp.	49,500	565,448
	Teikoku Electric Manufacturing Co. Ltd.	103,400	1,924,377
	Teikoku Sen-I Co. Ltd.	113,000	1,349,231
	Tekken Corp.	83,400	1,198,283
	Terasaki Electric Co. Ltd.	24,300	234,118
#	Tess Holdings Co. Ltd.	36,100	146,079
	TKC Corp.	183,400	4,768,730
	Toa Corp.	82,100	1,873,999
	TOA ROAD Corp.	50,400	1,702,577
	Toba, Inc.	9,800	230,100
	Tobishima Corp.	111,970	1,082,062
	Tocalo Co. Ltd.	374,400	3,805,116
	Toda Corp.	763,300	4,251,322
	Toenec Corp.	54,000	1,426,810
	Togami Electric Manufacturing Co. Ltd.	17,800	263,739
	TOKAI Holdings Corp.	642,800	4,095,133
	Tokai Lease Co. Ltd.	18,800	171,801
	Tokyo Energy & Systems, Inc.	135,400	946,078
	Tokyo Keiki, Inc.	71,022	650,962
#	Tokyo Sangyo Co. Ltd.	126,500	777,437
	Tokyu Construction Co. Ltd.	523,900	2,834,990
	Toli Corp.	255,900	640,973
#	Tomoe Corp.	138,700	519,389
	Tomoe Engineering Co. Ltd.	46,400	953,630
	Tonami Holdings Co. Ltd.	35,500	1,283,309
	Torishima Pump Manufacturing Co. Ltd.	118,300	1,573,989
	Totech Corp.	48,100	1,794,774
	Totetsu Kogyo Co. Ltd.	152,800	2,925,712
	Toukei Computer Co. Ltd.	6,810	300,398
	Toyo Construction Co. Ltd.	492,600	3,742,832
	Toyo Denki Seizo KK	15,650	107,265
*	Toyo Engineering Corp.	194,378	889,505

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
#	Toyo Logistics Co. Ltd.	85,100	$163,555
#	Toyo Machinery & Metal Co. Ltd.	100,000	486,946
	Toyo Tanso Co. Ltd.	88,700	3,556,098
#	Toyo Wharf & Warehouse Co. Ltd.	24,100	237,501
	Trancom Co. Ltd.	47,200	2,338,959
	Transcosmos, Inc.	116,500	2,855,990
	TRE Holdings Corp.	29,900	259,735
	Trinity Industrial Corp.	36,000	234,760
	Trusco Nakayama Corp.	236,800	3,648,399
#	Tsubaki Nakashima Co. Ltd.	261,300	1,512,556
	Tsubakimoto Chain Co.	158,840	4,234,984
	Tsubakimoto Kogyo Co. Ltd.	28,400	950,740
	Tsugami Corp.	267,700	2,349,526
	Tsukishima Holdings Co. Ltd.	165,000	1,488,664
	Tsurumi Manufacturing Co. Ltd.	114,300	2,081,145
#	Ueki Corp.	60,800	608,686
	UEX Ltd.	2,900	27,282
	Union Tool Co.	46,900	1,086,248
	Ushio, Inc.	600,400	8,318,040
*	UT Group Co. Ltd.	183,200	3,702,979
*	Visional, Inc.	106,000	5,832,030
	Wakachiku Construction Co. Ltd.	74,800	1,639,526
	Wakita & Co. Ltd.	217,200	1,962,352
	WDB Holdings Co. Ltd.	59,200	875,769
	Weathernews, Inc.	36,200	1,621,130
*	Welbe, Inc.	55,200	185,001
	Will Group, Inc.	96,500	765,286
	World Holdings Co. Ltd.	50,700	952,142
	Yahagi Construction Co. Ltd.	172,600	1,627,351
	YAMABIKO Corp.	217,528	2,377,199
	YAMADA Consulting Group Co. Ltd.	52,838	597,487
#	Yamashina Corp.	245,700	158,992
#	Yamato Corp.	108,400	698,889
	Yamaura Corp.	14,400	118,877
	Yamazen Corp.	353,200	3,005,242
	Yasuda Logistics Corp.	99,100	703,518
	Yokogawa Bridge Holdings Corp.	198,600	3,572,887
	Yondenko Corp.	54,120	890,051
	Yuasa Trading Co. Ltd.	103,900	3,328,036
	Yuken Kogyo Co. Ltd.	6,600	97,616
	Yurtec Corp.	257,400	1,600,396
	Yushin Precision Equipment Co. Ltd.	31,700	163,974
	Zaoh Co. Ltd.	25,900	456,163
#	Zenitaka Corp.	18,300	415,838
#	Zuiko Corp.	94,600	845,590
TOTAL INDUSTRIALS			873,687,765
INFORMATION TECHNOLOGY — (14.6%)
	A&D HOLON Holdings Co. Ltd.	138,500	1,834,137
*	Access Co. Ltd.	29,900	191,171
	Ad-sol Nissin Corp.	45,308	532,433
#	Adtec Plasma Technology Co. Ltd.	25,000	286,545
	AGS Corp.	13,000	69,144
	Ai Holdings Corp.	244,200	3,850,262
# *	AI inside, Inc.	4,800	150,972
	Aichi Tokei Denki Co. Ltd.	44,837	497,043
	Aiphone Co. Ltd.	66,800	1,176,057
*	Allied Telesis Holdings KK	191,200	169,432
	Alpha Systems, Inc.	23,920	573,897

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Alps Alpine Co. Ltd.	885,642	$7,828,148
	Amano Corp.	291,800	6,630,875
	Anritsu Corp.	851,999	6,708,341
	AOI Electronics Co. Ltd.	27,700	350,901
	Argo Graphics, Inc.	102,600	2,529,771
	Arisawa Manufacturing Co. Ltd.	207,900	1,590,943
#	Artiza Networks, Inc.	6,900	45,795
	Asahi Intelligence Service Co. Ltd.	1,300	11,331
#	Atled Corp.	15,700	156,561
	Avant Group Corp.	127,700	1,358,442
	Base Co. Ltd.	20,900	801,523
#	BrainPad, Inc.	95,000	624,228
	Broadband Tower, Inc.	15,300	15,619
	Business Brain Showa-Ota, Inc.	41,500	659,630
	Business Engineering Corp.	8,400	179,758
	CAC Holdings Corp.	75,200	911,157
	Canon Electronics, Inc.	122,900	1,562,119
#	CDS Co. Ltd.	15,500	191,447
#	Celsys, Inc.	206,000	995,391
#	Change Holdings, Inc.	210,300	2,779,636
	Chino Corp.	45,000	720,296
	Citizen Watch Co. Ltd.	1,550,700	10,135,010
	CMK Corp.	275,600	992,403
#	Computer Engineering & Consulting Ltd.	170,100	2,050,821
	Computer Institute of Japan Ltd.	227,278	895,372
	Comture Corp.	143,900	2,045,945
	Core Corp.	45,800	558,202
	Cresco Ltd.	84,700	1,235,171
#	Cross Cat Co. Ltd.	8,200	65,960
	Cube System, Inc.	60,600	515,277
#	Cyber Com Co. Ltd.	10,600	102,928
*	Cyber Security Cloud, Inc.	11,900	232,687
#	Cyberlinks Co. Ltd.	28,900	139,504
	Cybozu, Inc.	174,200	2,728,718
	Daiko Denshi Tsushin Ltd.	23,100	94,712
#	Daishinku Corp.	148,696	662,786
	Daitron Co. Ltd.	55,600	1,227,370
	Daiwabo Holdings Co. Ltd.	574,800	11,139,504
	Dawn Corp.	4,000	53,760
#	Densan System Holdings Co. Ltd.	43,600	1,006,311
	Dexerials Corp.	345,400	7,841,181
	Digital Arts, Inc.	72,500	2,869,056
	Digital Garage, Inc.	1,100	32,029
	Digital Hearts Holdings Co. Ltd.	74,800	735,008
	Digital Information Technologies Corp.	61,700	783,149
	DKK Co. Ltd.	55,100	936,681
#	DKK-Toa Corp.	31,400	201,380
	Double Standard, Inc.	39,800	664,049
	DTS Corp.	250,500	5,921,740
	Ebase Co. Ltd.	125,600	639,432
#	E-Guardian, Inc.	60,900	884,323
	Eizo Corp.	96,200	3,418,499
	Elecom Co. Ltd.	256,300	2,758,821
	Elematec Corp.	113,542	1,425,961
#	Enomoto Co. Ltd.	29,100	362,995
	Enplas Corp.	46,100	1,974,245
	ESPEC Corp.	116,100	1,933,008
#	Ferrotec Holdings Corp.	245,700	5,945,000
	Fixstars Corp.	124,200	1,215,409

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Focus Systems Corp.	53,700	$390,287
	Forval Corp.	51,100	441,525
	FTGroup Co. Ltd.	51,000	383,875
	Fuji Soft, Inc.	50,400	1,679,248
	Fukui Computer Holdings, Inc.	60,500	1,116,743
	Furuno Electric Co. Ltd.	155,900	1,415,628
#	Furuya Metal Co. Ltd.	17,800	1,383,817
	Future Corp.	292,400	3,189,844
	GL Sciences, Inc.	44,500	763,499
	Glosel Co. Ltd.	113,200	348,190
	GMO GlobalSign Holdings KK	24,200	518,201
	GMO internet group, Inc.	154,400	3,066,129
#	GMO Pepabo, Inc.	7,300	86,692
	Hagiwara Electric Holdings Co. Ltd., Class C	47,100	1,066,113
#	Hakuto Co. Ltd.	82,700	3,261,346
# *	Hennge KK	13,200	82,107
	Himacs Ltd.	960	9,684
	Hioki EE Corp.	61,700	3,526,872
	Hochiki Corp.	91,500	1,161,689
#	Hokuriku Electric Industry Co. Ltd.	21,839	195,248
	Horiba Ltd.	111,400	6,571,842
	Hosiden Corp.	304,400	3,936,083
# *	Hotto Link, Inc.	55,800	127,611
#	HPC Systems, Inc.	6,600	96,758
#	Icom, Inc.	54,900	1,095,483
	ID Holdings Corp.	79,450	753,208
	I'll, Inc.	36,500	667,424
	Ines Corp.	123,100	1,249,168
	I-Net Corp.	76,490	898,710
	Information Services International-Dentsu Ltd.	7,700	273,069
	Innotech Corp.	96,100	1,145,232
#	Intelligent Wave, Inc.	50,500	291,223
#	Inter Action Corp.	34,200	268,421
	I-PEX, Inc.	72,100	677,003
	Iriso Electronics Co. Ltd.	127,400	3,540,485
	ISB Corp.	51,700	573,432
*	ITbook Holdings Co. Ltd.	49,000	129,294
	Itfor, Inc.	172,600	1,335,941
# *	Iwatsu Electric Co. Ltd.	53,100	298,783
	Japan Aviation Electronics Industry Ltd.	294,700	5,985,579
	Japan Cash Machine Co. Ltd.	138,300	1,087,137
	Japan Electronic Materials Corp.	60,200	749,603
	Japan Material Co. Ltd.	431,700	7,633,913
#	Japan System Techniques Co. Ltd.	32,200	554,678
	Jastec Co. Ltd.	71,600	689,654
	JBCC Holdings, Inc.	90,100	1,644,467
	JFE Systems, Inc.	10,000	203,125
# *	JIG-SAW, Inc.	20,800	772,649
	Justsystems Corp.	173,700	4,943,659
	Kaga Electronics Co. Ltd.	100,200	4,488,560
# *	Kaonavi, Inc.	9,300	135,622
	KEL Corp.	27,900	371,939
	Koa Corp.	193,600	2,397,243
	Konica Minolta, Inc.	1,752,200	6,494,773
	KSK Co. Ltd.	3,000	52,416
#	Kyoden Co. Ltd.	116,100	374,311
	Kyosan Electric Manufacturing Co. Ltd.	228,400	850,346
#	Kyowa Electronic Instruments Co. Ltd.	116,100	292,504
#	LAC Co. Ltd.	91,600	484,060

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Macnica Holdings, Inc.	228,850	$9,591,547
	Marubun Corp.	106,400	903,043
	Maruwa Co. Ltd.	55,400	9,200,637
	Maxell Ltd.	261,600	2,971,868
	MCJ Co. Ltd.	428,700	3,402,255
	Megachips Corp.	104,700	3,133,611
	Meiko Electronics Co. Ltd.	129,300	2,572,345
	Melco Holdings, Inc.	35,600	799,873
	Micronics Japan Co. Ltd.	158,600	2,529,851
	MIMAKI ENGINEERING Co. Ltd.	113,200	759,959
	Mimasu Semiconductor Industry Co. Ltd.	107,681	2,253,232
#	Miraial Co. Ltd.	40,000	435,640
	Miroku Jyoho Service Co. Ltd.	112,800	1,340,231
	Mitsubishi Research Institute, Inc.	50,700	1,919,608
	m-up Holdings, Inc.	187,800	1,484,074
#	Mutoh Holdings Co. Ltd.	7,400	93,373
	Nagano Keiki Co. Ltd.	86,800	1,265,658
	Naigai Tec Corp.	7,900	127,086
	NEC Networks & System Integration Corp.	235,508	3,105,433
	NET One Systems Co. Ltd.	441,516	9,700,952
	NF Holdings Corp.	12,900	111,697
	Nichicon Corp.	294,200	2,910,049
#	Nihon Dempa Kogyo Co. Ltd.	118,900	1,009,006
	Nihon Denkei Co. Ltd.	43,300	650,656
	Nippon Ceramic Co. Ltd.	8,900	160,761
*	Nippon Chemi-Con Corp.	115,300	1,160,060
#	Nippon Computer Dynamics Co. Ltd.	36,200	258,898
	Nippon Electric Glass Co. Ltd.	359,436	6,528,673
#	Nippon Information Development Co. Ltd.	12,600	141,666
	Nippon Kodoshi Corp.	51,600	773,353
	Nippon Signal Company Ltd.	284,800	2,041,468
	Nissha Co. Ltd.	242,900	2,938,435
	Nohmi Bosai Ltd.	140,700	1,708,255
	NSD Co. Ltd.	482,660	9,453,733
	NSW, Inc.	48,600	849,020
	Ohara, Inc.	48,700	481,186
#	Ohizumi Mfg. Co. Ltd.	7,001	38,226
	Oki Electric Industry Co. Ltd.	519,356	3,281,015
	Optex Group Co. Ltd.	178,820	2,346,474
*	Optim Corp.	86,500	594,399
	Optorun Co. Ltd.	102,800	1,706,932
	Oro Co. Ltd.	39,000	515,060
	Osaki Electric Co. Ltd.	205,040	827,030
#	Oval Corp.	35,600	99,521
# *	Oxide Corp.	6,400	158,126
#	PCI Holdings, Inc.	45,300	358,403
#	Plus Alpha Consulting Co. Ltd.	40,400	795,578
	Pole To Win Holdings, Inc.	184,697	875,224
#	Pro-Ship, Inc.	51,100	491,273
	Restar Holdings Corp.	108,800	1,816,310
	Riken Keiki Co. Ltd.	87,100	3,295,255
	Riso Kagaku Corp.	52,400	860,098
#	River Eletec Corp.	35,300	152,922
	Roland DG Corp.	79,800	2,001,776
	Rorze Corp.	68,000	5,318,613
	RS Technologies Co. Ltd.	52,800	1,132,591
	RYODEN Corp.	92,900	1,481,476
	Ryosan Co. Ltd.	118,000	3,735,318
	Saison Information Systems Co. Ltd.	27,400	362,414

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Sakura Internet, Inc.	122,000	$928,096
#	Samco, Inc.	17,000	637,334
	Sanken Electric Co. Ltd.	105,200	10,748,116
	Sanshin Electronics Co. Ltd.	70,900	1,083,099
#	Santec Holdings Corp.	11,800	251,099
	Satori Electric Co. Ltd.	73,880	772,076
#	Saxa Holdings, Inc.	14,500	213,233
	SB Technology Corp.	62,000	1,128,939
	Seikoh Giken Co. Ltd.	23,900	260,841
#	SEMITEC Corp.	32,000	515,543
#	SERAKU Co. Ltd.	22,300	214,496
	Shibaura Electronics Co. Ltd.	43,000	2,168,026
	Shibaura Mechatronics Corp.	22,400	3,749,593
#	Shikino High-Tech Co. Ltd.	2,300	44,679
	Shindengen Electric Manufacturing Co. Ltd.	43,600	1,005,353
	Shinko Shoji Co. Ltd.	231,100	1,845,160
#	Shizuki Electric Co., Inc.	118,800	448,844
	Showa Shinku Co. Ltd.	24,400	242,424
	Sigma Koki Co. Ltd.	28,900	319,725
	Siix Corp.	186,300	2,016,429
*	Simplex Holdings, Inc.	56,800	1,146,816
	SK-Electronics Co. Ltd.	49,000	551,818
*	Smaregi, Inc.	6,500	101,600
	SMK Corp.	26,049	489,152
	Softcreate Holdings Corp.	96,400	1,152,731
#	Soliton Systems KK	54,100	472,747
	Solxyz Co. Ltd.	29,700	89,236
	SRA Holdings	69,900	1,586,471
	Startia Holdings, Inc.	5,600	47,284
	Sumida Corp.	158,549	1,634,990
	Sun-Wa Technos Corp.	75,500	1,205,830
	Suzuden Corp.	2,100	32,589
	Suzuki Co. Ltd.	65,977	429,598
	System D, Inc.	1,100	10,094
	System Information Co. Ltd.	61,800	318,854
	System Research Co. Ltd.	29,800	538,416
	System Support, Inc.	26,800	370,585
	Systems Engineering Consultants Co. Ltd.	6,600	138,512
	Systena Corp.	1,578,800	3,024,125
#	T&S, Inc.	13,400	289,073
	Tachibana Eletech Co. Ltd.	101,760	1,961,497
	TAKEBISHI Corp.	52,200	659,280
	Tamura Corp.	441,800	1,916,854
#	Tazmo Co. Ltd.	9,300	163,510
	TDC Soft, Inc.	93,400	1,278,880
	TechMatrix Corp.	242,600	2,661,586
*	Techno Horizon Co. Ltd.	13,100	50,986
#	Tecnos Japan, Inc.	46,100	204,475
	Teikoku Tsushin Kogyo Co. Ltd.	43,900	513,633
	Terilogy Holdings	20,900	48,539
#	TESEC Corp.	22,600	524,143
	Toho System Science Co. Ltd.	2,700	26,683
	Tokyo Electron Device Ltd.	41,800	3,009,341
	Tokyo Seimitsu Co. Ltd.	213,800	11,842,937
#	Tomen Devices Corp.	17,800	627,489
	Topcon Corp.	663,300	8,072,008
#	Torex Semiconductor Ltd.	52,900	902,335
	Toshiba TEC Corp.	137,400	3,990,950
	Towa Corp.	131,800	2,486,761

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Toyo Corp.	149,600	$1,481,576
	Tri Chemical Laboratories, Inc.	157,300	2,921,000
	Tsuzuki Denki Co. Ltd.	42,800	640,777
	Ubicom Holdings, Inc.	33,400	335,972
#	Uchida Yoko Co. Ltd.	46,900	1,821,650
	ULS Group, Inc.	13,800	368,106
	Ulvac, Inc.	185,600	7,969,848
	UNITED, Inc.	48,400	292,524
#	User Local, Inc.	9,200	142,988
	V Technology Co. Ltd.	55,000	958,021
*	Valtes Co. Ltd.	5,300	139,678
#	VINX Corp.	25,600	233,189
	Wacom Co. Ltd.	973,900	4,149,138
#	WILLs, Inc.	34,200	141,493
*	WingArc1st, Inc.	29,000	558,338
	Yamaichi Electronics Co. Ltd.	136,700	2,195,403
	Yashima Denki Co. Ltd.	119,500	1,140,955
	YE DIGITAL Corp.	700	3,024
	Yokowo Co. Ltd.	111,075	1,435,862
TOTAL INFORMATION TECHNOLOGY			441,735,838
MATERIALS — (12.9%)
	Achilles Corp.	70,900	759,175
	ADEKA Corp.	507,000	10,279,334
	Agro-Kanesho Co. Ltd.	2,300	24,356
	Aica Kogyo Co. Ltd.	200,800	4,771,209
	Aichi Steel Corp.	62,765	1,649,260
	Arakawa Chemical Industries Ltd.	95,500	688,471
#	Araya Industrial Co. Ltd.	12,200	227,436
	ARE Holdings, Inc.	472,200	6,338,976
	Asahi Printing Co. Ltd.	25,700	151,807
	Asahi Yukizai Corp.	87,600	2,717,374
	Asahipen Corp.	2,100	26,210
	Asia Pile Holdings Corp.	187,730	836,563
#	C Uyemura & Co. Ltd.	69,300	4,586,795
	Carlit Holdings Co. Ltd.	122,213	713,258
#	Chuetsu Pulp & Paper Co. Ltd.	32,800	319,912
	Chugoku Marine Paints Ltd.	313,900	2,721,013
	CI Takiron Corp.	281,800	1,144,220
	CK-San-Etsu Co. Ltd.	22,800	686,097
	Dai Nippon Toryo Co. Ltd.	120,200	812,700
	Daicel Corp.	758,900	7,032,391
	Daido Steel Co. Ltd.	156,900	6,726,710
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	110,600	758,162
	Daiken Corp.	61,300	1,011,305
#	Daiki Aluminium Industry Co. Ltd.	170,400	1,859,126
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	76,800	1,201,814
	Daio Paper Corp.	357,700	3,075,049
	Denka Co. Ltd.	233,200	4,606,836
	DIC Corp.	341,600	6,448,254
	DKS Co. Ltd.	41,115	508,081
	Dowa Holdings Co. Ltd.	162,100	5,235,158
	Dynapac Co. Ltd.	8,500	77,989
	FP Corp.	63,800	1,344,720
	Fuji Seal International, Inc.	252,328	2,826,109
	Fujikura Kasei Co. Ltd.	141,600	460,469
	Fujimi, Inc.	245,600	5,955,711
	Fujimori Kogyo Co. Ltd.	98,500	2,476,682
	Fuso Chemical Co. Ltd.	111,900	3,528,488

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
	Godo Steel Ltd.	57,500	$1,611,943
	Gun-Ei Chemical Industry Co. Ltd.	27,100	586,043
#	Hakudo Co. Ltd.	41,600	688,928
	Harima Chemicals Group, Inc.	93,100	554,399
	Hodogaya Chemical Co. Ltd.	35,300	852,170
	Hokkan Holdings Ltd.	54,841	542,599
	Hokko Chemical Industry Co. Ltd.	115,300	717,977
#	Hokuetsu Corp.	766,899	4,650,765
	Ise Chemicals Corp.	12,600	723,191
	Ishihara Chemical Co. Ltd.	72,000	828,514
	Ishihara Sangyo Kaisha Ltd.	195,950	1,892,510
	Ishizuka Glass Co. Ltd.	12,900	163,096
	Japan Pure Chemical Co. Ltd.	500	8,944
	JCU Corp.	128,600	3,063,947
	JSP Corp.	79,400	1,050,554
	Kaneka Corp.	199,700	5,883,887
	Kanto Denka Kogyo Co. Ltd.	261,700	1,748,030
#	Katakura & Co-op Agri Corp.	15,100	135,331
	KeePer Technical Laboratory Co. Ltd.	86,400	3,816,954
#	KEIWA, Inc.	51,200	400,248
	KH Neochem Co. Ltd.	202,342	3,312,066
#	Kimoto Co. Ltd.	181,500	249,020
	Koatsu Gas Kogyo Co. Ltd.	185,393	1,010,210
	Kohsoku Corp.	70,200	1,055,786
	Konishi Co. Ltd.	205,700	3,300,174
#	Konoshima Chemical Co. Ltd.	37,500	433,868
	Krosaki Harima Corp.	30,100	2,298,742
	Kumiai Chemical Industry Co. Ltd.	321,187	2,411,761
	Kunimine Industries Co. Ltd.	41,700	299,202
	Kureha Corp.	98,450	5,886,035
	Kurimoto Ltd.	59,000	1,016,240
	Kuriyama Holdings Corp.	78,000	522,139
	Kyoei Steel Ltd.	135,500	2,039,434
	Kyowa Leather Cloth Co. Ltd.	75,300	317,277
	Lintec Corp.	258,000	4,258,001
	Maeda Kosen Co. Ltd.	118,600	2,621,492
	Maruichi Steel Tube Ltd.	221,200	5,242,693
	MEC Co. Ltd.	97,900	2,435,914
#	Mipox Corp.	14,500	64,075
	Mitani Sekisan Co. Ltd.	66,000	2,236,424
	Mitsubishi Materials Corp.	221,600	3,961,223
	Mitsubishi Paper Mills Ltd.	210,500	906,305
#	Mitsubishi Steel Manufacturing Co. Ltd.	60,400	734,504
	Mitsui Mining & Smelting Co. Ltd.	345,600	8,168,874
#	MORESCO Corp.	33,800	283,639
	Moriroku Holdings Co. Ltd.	13,500	199,221
	Mory Industries, Inc.	33,200	830,932
#	Nakayama Steel Works Ltd.	139,800	900,969
#	Nasu Denki Tekko Co. Ltd.	3,000	195,843
	Neturen Co. Ltd.	209,200	1,556,575
# *	New Japan Chemical Co. Ltd.	111,300	188,043
#	Nicca Chemical Co. Ltd.	45,700	266,824
#	Nichia Steel Works Ltd.	50,800	114,801
	Nihon Kagaku Sangyo Co. Ltd.	81,300	646,169
	Nihon Nohyaku Co. Ltd.	211,300	1,103,192
	Nihon Parkerizing Co. Ltd.	520,200	4,068,804
# *	Nihon Yamamura Glass Co. Ltd.	58,200	476,845
	Nippon Carbide Industries Co., Inc.	46,200	493,745
	Nippon Chemical Industrial Co. Ltd.	45,700	629,823

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
*	Nippon Concrete Industries Co. Ltd.	244,917	$581,200
	Nippon Denko Co. Ltd.	625,614	1,273,029
#	Nippon Fine Chemical Co. Ltd.	82,800	1,704,591
	Nippon Kayaku Co. Ltd.	596,300	5,503,324
	Nippon Light Metal Holdings Co. Ltd.	355,390	3,794,669
*	Nippon Paper Industries Co. Ltd.	546,900	5,315,088
	Nippon Pillar Packing Co. Ltd.	113,500	3,556,979
	Nippon Shokubai Co. Ltd.	109,100	4,199,984
	Nippon Soda Co. Ltd.	141,400	5,316,937
	Nippon Yakin Kogyo Co. Ltd.	83,949	2,574,941
#	Nitta Gelatin, Inc.	82,000	435,351
	Nittetsu Mining Co. Ltd.	70,600	2,526,242
	Nozawa Corp.	47,500	253,918
	Oat Agrio Co. Ltd.	49,200	698,051
	Okamoto Industries, Inc.	69,600	1,935,099
	Okura Industrial Co. Ltd.	49,100	826,226
	Osaka Organic Chemical Industry Ltd.	95,843	1,778,127
	Osaka Soda Co. Ltd.	85,499	3,481,955
	Osaka Steel Co. Ltd.	79,300	915,505
#	OSAKA Titanium Technologies Co. Ltd.	49,400	1,246,952
*	Pacific Metals Co. Ltd.	91,599	1,071,839
#	Pack Corp.	87,200	2,037,352
	Rasa Industries Ltd.	43,000	650,431
	Rengo Co. Ltd.	980,600	6,245,604
	Riken Technos Corp.	231,800	1,116,658
	Sakai Chemical Industry Co. Ltd.	85,200	1,189,312
	Sakata INX Corp.	249,600	2,151,449
	Sanyo Chemical Industries Ltd.	76,700	2,334,574
	Sanyo Special Steel Co. Ltd.	122,960	2,470,171
	Seiko PMC Corp.	64,500	262,878
	Sekisui Kasei Co. Ltd.	150,000	478,027
	Shikoku Kasei Holdings Corp.	224,500	2,238,926
	Shinagawa Refractories Co. Ltd.	34,700	1,538,891
	Shin-Etsu Polymer Co. Ltd.	275,500	2,736,289
	SK Kaken Co. Ltd.	6,500	335,922
	Soken Chemical & Engineering Co. Ltd.	46,700	630,197
	Stella Chemifa Corp.	61,700	1,357,149
	Sumitomo Bakelite Co. Ltd.	194,100	8,447,596
	Sumitomo Osaka Cement Co. Ltd.	206,299	5,792,045
	Sumitomo Seika Chemicals Co. Ltd.	53,600	1,755,004
	T Hasegawa Co. Ltd.	120,000	2,866,146
	T&K Toka Co. Ltd.	123,200	1,033,186
	Taiheiyo Cement Corp.	470,191	9,819,605
	Taisei Lamick Co. Ltd.	36,900	788,404
	Taiyo Holdings Co. Ltd.	220,400	4,124,675
	Takasago International Corp.	82,700	1,662,600
#	Takemoto Yohki Co. Ltd.	35,900	205,384
# *	Tanaka Chemical Corp.	13,400	129,138
#	Taoka Chemical Co. Ltd.	15,100	80,328
	Tayca Corp.	94,700	995,694
	Teijin Ltd.	718,988	7,690,101
	Tenma Corp.	111,300	2,065,578
	Toagosei Co. Ltd.	691,500	6,558,534
*	Toda Kogyo Corp.	4,300	66,097
#	Toho Acetylene Co. Ltd.	12,700	136,202
	Toho Chemical Industry Co. Ltd.	47,000	174,507
#	Toho Titanium Co. Ltd.	201,000	2,870,893
	Toho Zinc Co. Ltd.	83,499	1,040,622
	Tohoku Steel Co. Ltd.	16,300	206,838

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
	Tokai Carbon Co. Ltd.	948,600	$8,439,274
	Tokushu Tokai Paper Co. Ltd.	52,258	1,242,642
	Tokuyama Corp.	371,497	6,390,398
#	Tokyo Ohka Kogyo Co. Ltd.	37,000	2,336,979
	Tokyo Printing Ink Manufacturing Co. Ltd.	10,200	199,471
	Tokyo Rope Manufacturing Co. Ltd.	46,000	417,361
	Tokyo Steel Manufacturing Co. Ltd.	520,100	6,291,584
	Tokyo Tekko Co. Ltd.	61,900	1,509,767
	Tomoku Co. Ltd.	70,600	1,103,274
	Topy Industries Ltd.	84,700	1,473,555
#	Toyo Gosei Co. Ltd.	31,100	1,864,396
	Toyo Ink SC Holdings Co. Ltd.	229,100	3,531,915
	Toyobo Co. Ltd.	503,900	3,845,194
#	TYK Corp.	122,100	299,083
	UACJ Corp.	194,941	3,903,877
	UBE Corp.	611,100	11,153,894
#	Ultrafabrics Holdings Co. Ltd.	12,900	212,611
	Valqua Ltd.	104,799	2,866,367
	Vertex Corp.	126,294	1,382,009
	Wavelock Holdings Co. Ltd.	30,900	132,310
#	Wood One Co. Ltd.	17,997	155,559
# *	W-Scope Corp.	162,400	1,758,806
	Yodogawa Steel Works Ltd.	135,700	3,254,332
	Yotai Refractories Co. Ltd.	115,400	1,266,204
	Yushiro Chemical Industry Co. Ltd.	54,300	460,156
TOTAL MATERIALS			392,008,166
REAL ESTATE — (1.5%)
	AD Works Group Co. Ltd.	47,879	64,337
	Airport Facilities Co. Ltd.	143,970	570,225
#	Anabuki Kosan, Inc.	16,400	250,942
#	Aoyama Zaisan Networks Co. Ltd.	92,000	645,366
	Apaman Co. Ltd.	75,900	246,019
#	Ardepro Co. Ltd.	7,070	18,548
	Arealink Co. Ltd.	47,573	908,955
#	B-Lot Co. Ltd.	25,800	138,240
	Cosmos Initia Co. Ltd.	46,100	202,312
#	CRE, Inc.	38,300	373,484
	Dear Life Co. Ltd.	152,600	948,269
	Goldcrest Co. Ltd.	91,970	1,249,082
	Good Com Asset Co. Ltd.	97,600	574,723
	Grandy House Corp.	95,600	408,290
	Heiwa Real Estate Co. Ltd.	116,500	3,255,191
	Ichigo, Inc.	190,200	361,793
#	Japan Property Management Center Co. Ltd.	80,700	622,076
#	JINUSHI Co. Ltd.	77,900	1,044,696
	JSB Co. Ltd.	25,400	952,625
	Katitas Co. Ltd.	255,000	4,690,375
	Keihanshin Building Co. Ltd.	197,400	1,755,551
	LA Holdings Co. Ltd.	8,700	286,763
# *	Leopalace21 Corp.	955,200	2,058,937
#	Loadstar Capital KK	9,200	113,763
	Mirarth Holdings, Inc.	531,000	1,804,923
	Mugen Estate Co. Ltd.	56,900	358,288
	Nisshin Group Holdings Co. Ltd.	205,500	751,766
	Raysum Co. Ltd.	17,448	370,100
	Relo Group, Inc.	243,456	3,361,940
	SAMTY Co. Ltd.	173,450	2,770,689
	Sankyo Frontier Co. Ltd.	23,700	637,286

The Japanese Small Company Series
CONTINUED
		Shares	Value»
REAL ESTATE — (Continued)
#	Sansei Landic Co. Ltd.	29,100	$205,657
# *	SRE Holdings Corp.	4,100	105,870
#	Star Mica Holdings Co. Ltd.	144,400	627,200
	Starts Corp., Inc.	208,300	4,319,373
	Sun Frontier Fudousan Co. Ltd.	178,800	1,898,364
#	Sunnexta Group, Inc.	11,100	73,688
#	Tenpo Innovation Co. Ltd.	3,100	24,750
*	TKP Corp.	49,700	994,156
	TOC Co. Ltd.	284,250	1,224,915
#	Tokyo Rakutenchi Co. Ltd.	16,000	462,964
#	Tokyo Theatres Co., Inc.	47,099	372,575
	Tosei Corp.	187,900	2,329,794
	Urbanet Corp. Co. Ltd.	92,700	218,344
TOTAL REAL ESTATE			44,653,204
UTILITIES — (1.7%)
*	Chugoku Electric Power Co., Inc.	556,700	3,863,220
	EF-ON, Inc.	88,520	361,018
#	eRex Co. Ltd.	185,100	1,477,389
	Hiroshima Gas Co. Ltd.	322,200	868,225
*	Hokkaido Electric Power Co., Inc.	1,017,900	4,747,214
	Hokkaido Gas Co. Ltd.	92,600	1,583,597
*	Hokuriku Electric Power Co.	1,034,100	6,305,266
#	Hokuriku Gas Co. Ltd.	10,100	222,228
	K&O Energy Group, Inc.	89,200	1,482,905
#	Kasumigaseki Capital Co. Ltd.	5,100	199,016
	Nippon Gas Co. Ltd.	676,700	9,958,034
*	Okinawa Electric Power Co., Inc.	268,716	2,180,010
# *	RENOVA, Inc.	203,800	2,152,599
	Saibu Gas Holdings Co. Ltd.	171,200	2,512,123
*	Shikoku Electric Power Co., Inc.	756,900	5,332,255
	Shizuoka Gas Co. Ltd.	315,000	2,435,045
	Toell Co. Ltd.	57,500	305,674
	Toho Gas Co. Ltd.	209,200	3,919,668
#	West Holdings Corp.	134,903	2,640,671
TOTAL UTILITIES			52,546,157
TOTAL COMMON STOCKS			2,988,649,394
RIGHTS/WARRANTS — (0.0%)
INDUSTRIALS — (0.0%)
*	Tess Holdings Co. Ltd. Rights 08/24/23	36,100	42,630
TOTAL INVESTMENT SECURITIES (Cost $2,758,512,412)			2,988,692,024

			Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@ §	The DFA Short Term Investment Fund	3,831,729	44,321,614
TOTAL INVESTMENTS — (100.0%)
(Cost $2,802,831,038)^^			$3,033,013,638

ST	Special Tax

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.

The Japanese Small Company Series
CONTINUED
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
Summary of the Series' investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$68,156,822	—	$68,156,822
Consumer Discretionary	—	434,925,284	—	434,925,284
Consumer Staples	—	237,528,035	—	237,528,035
Energy	—	22,940,047	—	22,940,047
Financials	—	278,064,522	—	278,064,522
Health Care	—	142,403,554	—	142,403,554
Industrials	—	873,687,765	—	873,687,765
Information Technology	—	441,735,838	—	441,735,838
Materials	—	392,008,166	—	392,008,166
Real Estate	—	44,653,204	—	44,653,204
Utilities	—	52,546,157	—	52,546,157
Rights/Warrants
Industrials	—	42,630	—	42,630
Securities Lending Collateral	—	44,321,614	—	44,321,614
TOTAL	—	$3,033,013,638	—	$3,033,013,638

The Asia Pacific Small Company Series
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (99.3%)
AUSTRALIA — (65.2%)
#	29Metals Ltd.	136,895	$66,591
*	3P Learning Ltd.	93,233	68,777
# *	4DMedical Ltd.	44,717	20,729
*	A2B Australia Ltd.	511,111	576,279
	Accent Group Ltd.	2,733,567	3,251,077
* ††	ACN Ltd.	1,687	0
	Acrow Formwork & Construction Services Ltd.	418,199	230,509
# *	Actinogen Medical Ltd.	729,727	18,136
#	Adairs Ltd.	1,033,936	1,184,244
	Adbri Ltd.	2,373,559	3,978,838
#	Advance Zinctek Ltd.	9,929	10,961
# *	Aeris Resources Ltd.	148,241	38,071
*	Ainsworth Game Technology Ltd.	557,129	402,431
# *	Alcidion Group Ltd.	643,486	54,181
*	Alkane Resources Ltd.	2,919,548	1,392,490
# *	Alliance Aviation Services Ltd.	423,816	934,732
# *	Alligator Energy Ltd.	8,107,416	175,353
# *	Altech Batteries Ltd.	174,277	8,416
	Altium Ltd.	97,663	2,513,104
	Alumina Ltd.	6,507,982	6,282,186
# *	AMA Group Ltd.	6,336,788	618,019
	AMP Ltd.	14,485,829	11,022,944
	Ansell Ltd.	672,508	10,921,324
*	Antipa Minerals Ltd.	3,268,084	33,092
# *	Appen Ltd.	849,048	1,299,098
# *	Arafura Rare Earths Ltd.	13,159,599	2,527,749
	ARB Corp. Ltd.	498,463	10,464,650
# *	Archer Materials Ltd.	514,440	197,270
*	Ardea Resources Ltd.	206,599	93,863
#	Ardent Leisure Group Ltd.	2,435,407	844,663
# *	Argosy Minerals Ltd.	2,371,384	512,343
#	ARN Media Ltd.	1,631,677	1,139,915
# *	Aroa Biosurgery Ltd.	265,147	160,495
	AUB Group Ltd.	684,838	13,229,084
# *	Audinate Group Ltd.	206,941	1,310,333
# *	Aura Energy Ltd.	259,286	34,179
# *	Aurelia Metals Ltd.	8,598,027	534,400
	Aurelia Metals Ltd.	26,582	1,643
*	Ausgold Ltd.	476,043	13,128
# *	Aussie Broadband Ltd.	693,912	1,286,674
	Austal Ltd.	2,362,206	3,495,794
#	Austin Engineering Ltd.	845,694	159,318
*	Australian Agricultural Co. Ltd.	2,506,107	2,514,419
#	Australian Clinical Labs Ltd.	753,395	1,607,525
	Australian Ethical Investment Ltd.	346,683	965,518
#	Australian Finance Group Ltd.	1,939,212	2,386,708
# *	Australian Strategic Materials Ltd.	508,382	510,021
# *	Australian Vanadium Ltd.	14,821,738	319,460
#	Australian Vintage Ltd.	2,444,948	681,920
	Auswide Bank Ltd.	185,117	717,797
#	AVJennings Ltd.	5,407,981	1,595,615
# * ††	AVZ Minerals Ltd.	263,719	27,651
# *	Azure Minerals Ltd.	24,167	29,995
#	Baby Bunting Group Ltd.	813,374	910,419
#	Bank of Queensland Ltd.	2,921,511	11,872,276

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
# *	Bannerman Energy Ltd.	95,393	$97,150
	Bapcor Ltd.	2,107,733	8,867,470
	Base Resources Ltd.	2,267,930	267,179
*	BCI Minerals Ltd.	2,716,101	493,737
	Beach Energy Ltd.	9,561,631	10,425,862
#	Beacon Lighting Group Ltd.	467,032	581,089
	Beacon Minerals Ltd.	2,446,902	46,132
#	Bega Cheese Ltd.	1,735,790	3,801,917
#	Bell Financial Group Ltd.	734,391	523,386
*	Bellevue Gold Ltd.	9,108,307	8,936,133
	Bendigo & Adelaide Bank Ltd.	169,251	1,065,816
*	Berkeley Energia Ltd.	37,692	10,028
# *	Betmakers Technology Group Ltd.	2,293,199	231,372
# *	Bigtincan Holdings Ltd.	1,377,352	407,513
*	Black Cat Syndicate Ltd.	70,598	17,122
# *	Black Rock Mining Ltd.	2,703,893	191,670
*	Boral Ltd.	1,776,733	5,216,374
*	Boss Energy Ltd.	1,891,055	3,716,079
*	Botanix Pharmaceuticals Ltd.	220,516	20,088
#	Bravura Solutions Ltd.	3,062,177	1,029,434
	Breville Group Ltd.	627,990	9,554,408
	Brickworks Ltd.	389,897	6,801,363
# *	Bubs Australia Ltd.	968,640	127,294
*	Buru Energy Ltd.	713,223	47,847
# *	BWX Ltd.	744,883	100,068
*	Byron Energy Ltd.	275,427	16,266
# *	Calidus Resources Ltd.	1,056,671	124,572
	Calima Energy Ltd.	1,950,890	121,044
#	Capitol Health Ltd.	5,725,035	904,578
	Capral Ltd.	63,860	321,997
*	Capricorn Metals Ltd.	2,219,089	6,694,886
# *	Carnarvon Energy Ltd.	9,695,227	947,355
#	Cash Converters International Ltd.	2,894,120	428,049
# *	Catapult Group International Ltd.	510,098	404,535
* ††	CDS Technologies Ltd.	13,276	0
	Cedar Woods Properties Ltd.	454,649	1,535,685
*	Centaurus Metals Ltd.	18,553	10,530
*	Central Petroleum Ltd.	759,474	34,167
* ††	Centrebet International Ltd.	162,672	0
# *	Challenger Gold Ltd.	103,805	6,424
	Challenger Ltd.	1,143,320	5,526,136
#	Champion Iron Ltd.	1,848,110	7,487,622
# *	City Chic Collective Ltd.	1,254,668	376,655
*	Clean Seas Seafood Ltd.	247,494	82,097
	ClearView Wealth Ltd.	156,351	51,456
#	Clinuvel Pharmaceuticals Ltd.	257,550	3,178,822
	Clover Corp. Ltd.	788,775	576,733
# *	Cobalt Blue Holdings Ltd.	650,479	159,717
	Cobram Estate Olives Ltd.	13,289	11,344
	Codan Ltd.	597,321	3,019,460
#	COG Financial Services Ltd.	11,183	10,387
# *	Cogstate Ltd.	285,806	272,251
	Collins Foods Ltd.	706,686	4,769,930
*	Comet Ridge Ltd.	2,030,633	239,668
# *	Cooper Energy Ltd.	17,091,732	1,667,625
# *	Core Lithium Ltd.	2,387,060	1,030,730
Ω	Coronado Global Resources, Inc.	96,203	108,235
	Corporate Travel Management Ltd.	729,339	10,279,800
	Costa Group Holdings Ltd.	2,778,963	6,197,887

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Credit Corp. Group Ltd.	454,859	$7,242,753
	CSR Ltd.	3,176,445	12,252,879
	Dalrymple Bay Infrastructure Ltd.	14,820	27,495
*	Danakali Ltd.	949,453	191,324
	Data#3 Ltd.	1,162,707	5,876,045
#	DDH1 Ltd.	179,132	111,987
*	De Grey Mining Ltd.	7,594,615	6,868,149
# *	Deep Yellow Ltd.	1,950,519	850,992
#	Delta Lithium Ltd.	51,170	30,469
	Deterra Royalties Ltd.	112,256	355,755
*	Develop Global Ltd.	38,262	84,574
#	Dicker Data Ltd.	421,629	2,269,114
#	Domain Holdings Australia Ltd.	1,706,726	4,673,345
	Domino's Pizza Enterprises Ltd.	205,648	6,803,901
	Downer EDI Ltd.	4,211,433	12,450,332
# *	Dreadnought Resources Ltd.	5,829,110	203,836
#	Dropsuite Ltd.	52,173	8,763
	Duratec Ltd.	112,544	88,980
	Eagers Automotive Ltd.	899,116	8,942,923
	Earlypay Ltd.	993,696	130,502
# *	Ecograf Ltd.	1,581,731	175,749
	Elanor Investor Group	444,530	503,044
	Elders Ltd.	1,009,369	4,948,762
# *	Electro Optic Systems Holdings Ltd.	80,313	64,795
*	Element 25 Ltd.	36,682	14,137
# *	Elevate Uranium Ltd.	172,343	35,026
*	Elixir Energy Ltd.	2,250,692	130,115
#	Emeco Holdings Ltd.	2,185,469	1,051,612
# *	Emerald Resources NL	1,069,246	1,634,724
# *	EML Payments Ltd.	2,033,380	1,032,762
# *	Energy Transition Minerals Ltd.	1,881,748	64,667
	Enero Group Ltd.	285,776	343,950
# *	EnviroSuite Ltd.	1,131,191	69,929
	EQT Holdings Ltd.	177,970	3,129,925
	Estia Health Ltd.	1,674,576	3,135,415
	Eureka Group Holdings Ltd.	36,583	11,069
# *	European Lithium Ltd.	3,882,196	211,404
	Euroz Hartleys Group Ltd.	318,678	244,227
	EVT Ltd.	663,116	5,456,448
*	Experience Co. Ltd.	102,579	15,525
	Fenix Resources Ltd.	819,300	165,273
	Finbar Group Ltd.	337,695	162,179
# * ††	Firefinch Ltd.	1,569,275	39,528
*	FleetPartners Group Ltd.	2,167,221	3,744,824
*	Fleetwood Ltd.	654,067	958,181
# *	Flight Centre Travel Group Ltd.	1,012,158	15,928,804
# *	Frontier Digital Ventures Ltd.	1,085,135	321,488
	G8 Education Ltd.	4,604,617	3,407,230
# *	Galan Lithium Ltd.	1,727,819	903,104
	Genesis Minerals Ltd.	547,409	542,251
# *	Genetic Signatures Ltd.	171,373	70,312
# *	Genex Power Ltd.	1,098,842	117,943
	Gold Road Resources Ltd.	7,631,631	8,151,943
	GR Engineering Services Ltd.	298,766	436,279
	GrainCorp Ltd., Class A	1,417,016	7,713,213
	Grange Resources Ltd.	3,211,827	1,169,324
	GTN Ltd.	15,394	4,353
	GUD Holdings Ltd.	1,059,688	7,117,405
	GWA Group Ltd.	1,334,906	1,762,635

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Hansen Technologies Ltd.	1,204,639	$4,246,515
#	Harvey Norman Holdings Ltd.	2,810,761	7,150,753
# *	Hastings Technology Metals Ltd.	50,199	41,549
	Healius Ltd.	3,465,521	6,695,828
	Healthia Ltd.	131,677	87,798
	Helia Group Ltd.	2,509,241	6,551,434
*	Helios Energy Ltd.	817,342	35,745
#	Helloworld Travel Ltd.	51,370	98,886
# *	Highfield Resources Ltd.	535,052	176,430
*	Hillgrove Resources Ltd.	862,845	40,066
	Horizon Oil Ltd.	2,497,765	252,120
*	Hot Chili Ltd.	169,686	168,273
	HUB24 Ltd.	481,265	9,130,459
#	Humm Group Ltd.	2,513,616	760,713
	Iluka Resources Ltd.	797,561	5,508,725
*	Image Resources NL	946,902	62,239
	Imdex Ltd.	3,414,846	4,504,736
# *	Immutep Ltd.	2,737,256	563,109
# *	Immutep Ltd., Sponsored ADR	7,245	15,649
# *	ImpediMed Ltd.	417,437	54,640
# *	Imugene Ltd.	1,855,877	125,269
	Infomedia Ltd.	3,041,237	3,510,601
	Inghams Group Ltd.	2,807,015	5,290,851
	Insignia Financial Ltd.	3,539,156	7,111,282
	Integral Diagnostics Ltd.	1,511,271	3,073,672
# *	Integrated Research Ltd.	566,516	165,814
# *	Investigator Resources Ltd.	686,170	22,334
	InvoCare Ltd.	908,018	7,466,677
# *	ioneer Ltd.	9,605,910	1,879,474
# *	Ionic Rare Earths Ltd.	1,535,687	22,716
	IPD Group Ltd.	51,659	164,473
	IPH Ltd.	1,504,656	8,009,613
	IRESS Ltd.	1,180,193	8,250,392
	IVE Group Ltd.	734,257	1,139,940
	JB Hi-Fi Ltd.	147,033	4,522,113
# *	Jervois Global Ltd.	309,405	12,731
	Johns Lyng Group Ltd.	1,148,428	4,092,861
	Jumbo Interactive Ltd.	208,843	2,157,088
#	Jupiter Mines Ltd.	5,869,315	810,273
*	Karoon Energy Ltd.	4,257,466	6,415,117
	Kelly Partners Group Holdings Ltd.	3,572	11,181
	Kelsian Group Ltd.	940,576	4,397,502
*	KGL Resources Ltd.	211,338	24,860
# *	Kogan.com Ltd.	468,030	1,914,900
*	Lake Resources NL	1,066,185	161,921
# *	Lark Distilling Co. Ltd.	53,414	53,132
* ††	Lednium Technology Pty. Ltd.	195,019	0
*	Leo Lithium Ltd.	1,120,910	858,323
# *	Lepidico Ltd.	2,895,993	27,214
	Liberty Financial Group Ltd.	4,470	11,769
	Lifestyle Communities Ltd.	634,408	7,430,360
	Lindsay Australia Ltd.	276,888	251,427
	Link Administration Holdings Ltd.	3,040,543	3,131,839
*	Li-S Energy Ltd.	3,944	768
# *	Lithium Power International Ltd.	70,136	13,706
	Lovisa Holdings Ltd.	380,345	5,498,525
*	Lucapa Diamond Co. Ltd.	2,713,021	76,381
	Lycopodium Ltd.	67,891	458,780
	MA Financial Group Ltd.	516,928	1,642,434

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Maas Group Holdings Ltd.	87,097	$157,079
# *	Mach7 Technologies Ltd.	42,643	23,639
#	Macmahon Holdings Ltd.	5,977,758	583,927
*	Macquarie Technology Group Ltd.	28,125	1,287,265
#	Mader Group Ltd.	97,209	418,949
#	Magellan Financial Group Ltd.	575,830	3,619,663
	Maggie Beer Holdings Ltd.	130,320	13,537
††	Mallee Resources Ltd.	49,485	10,637
	MaxiPARTS Ltd.	88,469	163,457
#	Mayne Pharma Group Ltd.	408,007	1,338,207
	McMillan Shakespeare Ltd.	587,432	7,822,364
#	McPherson's Ltd.	653,702	228,930
# *	Medical Developments International Ltd.	167,262	124,325
# *	Megaport Ltd.	29,398	201,969
*	Melbana Energy Ltd.	530,743	41,023
# *	Mesoblast Ltd.	2,649,802	2,035,618
# *	Metals X Ltd.	2,987,127	625,704
	Metcash Ltd.	3,537,800	8,566,910
#	Michael Hill International Ltd.	1,522,713	927,455
*	Micro-X Ltd.	261,656	21,199
*	MMA Offshore Ltd.	1,756,656	1,542,427
	Monadelphous Group Ltd.	740,479	6,798,394
	Monash IVF Group Ltd.	2,250,892	1,822,540
*	MoneyMe Ltd.	73,889	3,287
* ††	Morning Star Gold NL	332,749	0
#	MotorCycle Holdings Ltd.	109,445	129,443
# *	Mount Gibson Iron Ltd.	4,612,768	1,461,433
	Myer Holdings Ltd.	5,293,540	2,261,716
	MyState Ltd.	767,528	1,840,217
*	Nanosonics Ltd.	1,720,946	5,485,583
#	Navigator Global Investments Ltd.	1,074,364	1,048,750
# *	Neometals Ltd.	1,640,466	541,946
	Netwealth Group Ltd.	750,336	7,666,146
	New Hope Corp. Ltd.	3,040,785	10,889,832
*	New World Resources Ltd.	3,583,331	79,650
	NextEd Group Ltd.	47,565	41,537
	nib holdings Ltd.	2,804,808	15,619,679
#	Nick Scali Ltd.	411,864	2,965,268
	Nickel Industries Ltd.	8,017,697	4,468,554
	Nine Entertainment Co. Holdings Ltd.	7,629,498	11,002,659
# *	Novonix Ltd.	1,161,893	729,664
	NRW Holdings Ltd.	3,262,138	6,047,298
	Nufarm Ltd.	2,267,973	8,210,772
*	Nuix Ltd.	187,658	202,395
	Objective Corp. Ltd.	99,474	883,852
*	OFX Group Ltd.	1,832,543	2,589,790
#	OM Holdings Ltd.	676,887	250,065
# *	Omni Bridgeway Ltd.	2,430,661	4,611,905
	oOh!media Ltd.	2,659,840	2,498,487
*	Opthea Ltd.	736,700	282,713
*	Ora Banda Mining Ltd.	397,091	29,399
# *	OreCorp Ltd.	192,088	58,869
	Orora Ltd.	5,280,211	12,754,397
	Pacific Current Group Ltd.	333,540	2,292,149
#	Pacific Smiles Group Ltd.	272,678	269,514
	Pact Group Holdings Ltd.	1,190,150	616,768
*	Paladin Energy Ltd.	16,375,142	8,147,941
# *	Panoramic Resources Ltd.	8,571,130	287,965
	Panoramic Resources Ltd.	1,722,840	57,862

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
# *	Pantoro Ltd.	8,830,949	$475,969
# *	Paradigm Biopharmaceuticals Ltd.	47,760	28,872
	Paragon Care Ltd.	335,469	51,951
# *	Peak Rare Earths Ltd.	22,422	7,544
	Peak Rare Earths Ltd.	5,920	1,988
	Peet Ltd.	1,364,417	1,151,020
# *	Peninsula Energy Ltd.	4,147,410	257,409
#	PeopleIN Ltd.	458,193	755,143
	Pepper Money Ltd.	217,431	225,222
*	Perenti Ltd.	5,379,892	4,330,398
	Perpetual Ltd.	670,235	11,126,138
	Perseus Mining Ltd.	8,455,260	9,941,581
#	Peter Warren Automotive Holdings Ltd.	341,518	585,623
*	PEXA Group Ltd.	710,617	6,339,552
#	Pinnacle Investment Management Group Ltd.	823,350	5,834,314
	Platinum Asset Management Ltd.	2,722,120	2,904,511
# *	PointsBet Holdings Ltd.	616,994	687,665
*	Poseidon Nickel Ltd.	13,403,271	234,338
*	PPK Mining Equipment Group Pty Ltd.	22,761	0
# *	Praemium Ltd.	2,916,041	1,097,895
# *	Predictive Discovery Ltd.	1,997,557	221,699
	Premier Investments Ltd.	350,349	5,223,664
# *	Prescient Therapeutics Ltd.	430,367	20,816
	Probiotec Ltd.	109,937	198,893
	Propel Funeral Partners Ltd.	224,667	664,247
# * ††	Province Resources Ltd.	889,179	18,515
	PSC Insurance Group Ltd.	366,836	1,159,252
	PWR Holdings Ltd.	609,415	3,760,895
	QANTM Intellectual Property Ltd.	112,211	66,251
#	Ramelius Resources Ltd.	5,885,908	5,087,071
*	ReadyTech Holdings Ltd.	260,516	577,706
*	Red 5 Ltd.	21,024,444	2,562,359
* ††	Red River Resources Ltd.	480,964	4,426
# *	Redbubble Ltd.	1,256,028	588,879
	Regal Partners Ltd.	32,643	55,344
#	Regis Healthcare Ltd.	958,116	1,455,458
*	Regis Resources Ltd.	4,571,910	5,199,735
*	Reject Shop Ltd.	187,503	658,253
	Reliance Worldwide Corp. Ltd.	4,604,581	13,081,299
#	Resimac Group Ltd.	124,613	78,571
# *	Resolute Mining Ltd.	12,166,102	2,964,161
# *	Retail Food Group Ltd.	13,948,578	506,465
*	Rex Minerals Ltd.	1,191,695	200,601
	Ridley Corp. Ltd.	1,958,399	2,590,845
*	RPMGlobal Holdings Ltd.	1,180,689	1,295,231
# *	Rumble Resources Ltd.	178,014	20,362
* ††	Salmat Ltd.	667,137	0
*	Sandfire Resources Ltd.	3,243,721	14,827,768
*	SciDev Ltd.	144,186	30,087
#	Select Harvests Ltd.	862,901	2,437,536
#	Servcorp Ltd.	348,243	689,887
	Service Stream Ltd.	3,559,169	2,178,209
*	Seven West Media Ltd.	5,845,501	1,513,298
	SG Fleet Group Ltd.	639,084	1,124,971
	Shaver Shop Group Ltd.	677,094	510,094
*	Sheffield Resources Ltd.	249,376	83,744
	Shine Justice Ltd.	59,739	31,316
	Shriro Holdings Ltd.	24,206	13,796
*	Sierra Rutile Holdings Ltd.	1,232,661	182,455

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Sigma Healthcare Ltd.	7,250,074	$3,826,776
*	Silex Systems Ltd.	89,992	218,956
*	Silver Lake Resources Ltd.	6,142,804	3,708,083
# *	Silver Mines Ltd.	4,201,505	512,167
	Sims Ltd.	1,036,292	10,570,930
	SmartGroup Corp. Ltd.	891,515	5,424,856
#	Solvar Ltd.	1,308,215	1,536,160
	Southern Cross Electrical Engineering Ltd.	831,537	385,707
#	Southern Cross Media Group Ltd.	1,529,344	967,379
* ††	SpeedCast International Ltd.	1,497,915	0
	SRG Global Ltd.	1,295,383	648,724
*	St Barbara Ltd.	4,863,143	789,113
*	Star Entertainment Group Ltd.	8,770,442	6,202,291
# *	Starpharma Holdings Ltd.	262,161	38,751
*	Strandline Resources Ltd.	2,072,443	306,253
# *	Strike Energy Ltd.	5,378,192	1,607,576
#	Sunland Group Ltd.	866,160	610,470
# *	Sunstone Metals Ltd.	7,520,468	141,972
	Super Retail Group Ltd.	1,057,351	8,775,660
*	Superloop Ltd.	2,478,839	1,109,423
#	Symbio Holdings Ltd.	318,710	510,966
# *	Syrah Resources Ltd.	4,188,343	1,979,754
	Tabcorp Holdings Ltd.	13,920,512	9,874,984
	Technology One Ltd.	706,460	7,485,052
# *	Temple & Webster Group Ltd.	609,972	2,708,307
††	Ten Sixty Four Ltd.	1,044,721	301,748
#	Terracom Ltd.	2,887,708	798,271
# *	Tietto Minerals Ltd.	498,494	169,931
	Tribune Resources Ltd.	14,725	32,671
*	Tuas Ltd.	98,408	130,393
# *	Tyro Payments Ltd.	2,352,243	2,211,985
*	United Malt Group Ltd.	1,827,063	5,922,107
	Universal Store Holdings Ltd.	19,109	46,044
	Ventia Services Group Pty. Ltd.	865,892	1,688,233
* ††	Virgin Australia Holdings Pty. Ltd.	7,648,897	0
Ω	Viva Energy Group Ltd.	3,897,721	8,269,352
# *	Viva Leisure Ltd.	84,215	70,895
# *	Volpara Health Technologies Ltd.	225,102	133,095
*	Vulcan Energy Resources Ltd.	76,760	229,850
# *	Wagners Holding Co. Ltd.	137,096	72,862
* ††	Walkabout Resources Ltd.	1,129,282	87,591
# *	Webjet Ltd.	2,404,516	12,763,326
*	West African Resources Ltd.	6,214,556	3,769,888
*	Westgold Resources Ltd.	3,298,440	3,698,861
# *	Widgie Nickel Ltd.	265,653	39,315
* ††	Wiluna Mining Corp. Ltd.	248,265	6,337
	Xanadu Mines Ltd.	221,093	13,216
	XRF Scientific Ltd.	49,040	46,213
# *	Zip Co. Ltd.	2,407,764	721,571
TOTAL AUSTRALIA			889,015,313
CHINA — (0.1%)
*	AustAsia Group Ltd.	400,602	92,593
Ω	BOC Aviation Ltd.	1,700	14,250
*	Fountain SET Holdings Ltd.	2,436,000	198,697
*	Goodbaby International Holdings Ltd.	195,000	14,355
*	Neo-Neon Holdings Ltd.	2,061,500	113,670

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	SIIC Environment Holdings Ltd.	3,703,120	$571,633
TOTAL CHINA			1,005,198
HONG KONG — (20.3%)
*	Aceso Life Science Group Ltd.	7,436,400	129,289
	Aeon Credit Service Asia Co. Ltd.	1,042,000	741,693
# *	Aidigong Maternal & Child Health Ltd.	3,680,000	170,382
	Allied Group Ltd.	10,754,000	2,319,711
	Analogue Holdings Ltd.	842,000	152,478
	APAC Resources Ltd.	4,519,815	659,734
# *	Apollo Future Mobility Group Ltd.	11,672,000	195,905
*	Applied Development Holdings Ltd.	2,185,000	25,287
	Asia Financial Holdings Ltd.	1,626,908	700,110
*	Asia Standard International Group Ltd.	10,846,917	846,667
	ASMPT Ltd.	1,584,800	15,458,283
	Associated International Hotels Ltd.	952,000	984,121
	Bank of East Asia Ltd.	3,373,377	5,179,257
	Best Mart 360 Holdings Ltd.	984,000	257,805
*	Blue River Holdings Ltd.	220,000	8,944
*	BOCOM International Holdings Co. Ltd.	2,371,000	124,012
	Bright Smart Securities & Commodities Group Ltd.	862,000	208,593
* ††	Brightoil Petroleum Holdings Ltd.	9,034,000	0
	Build King Holdings Ltd.	630,000	83,965
* ††	Burwill Holdings Ltd.	37,300,960	0
	Cafe de Coral Holdings Ltd.	2,566,000	3,372,236
*	Central Wealth Group Holdings Ltd.	13,664,000	50,834
*	Century City International Holdings Ltd.	7,111,460	232,826
	Chen Hsong Holdings	1,296,000	283,431
	Cheuk Nang Holdings Ltd.	771,714	177,871
	Chevalier International Holdings Ltd.	820,989	749,198
	China Baoli Technologies Holdings Ltd.	11,475	1,087
*	China Best Group Holding Ltd.	1,124,998	36,626
*	China Energy Development Holdings Ltd.	49,560,000	469,368
	China Motor Bus Co. Ltd.	80,000	704,446
* ††	China Solar	1,669,500	0
# *	China Star Entertainment Ltd.	10,110,000	1,039,916
*	Chinese Estates Holdings Ltd.	2,823,000	802,898
	Chinney Investments Ltd.	1,180,000	175,631
	Chow Sang Sang Holdings International Ltd.	2,168,000	2,528,593
	Chuang's China Investments Ltd.	8,811,407	225,828
	Chuang's Consortium International Ltd.	7,519,043	559,834
	CITIC Telecom International Holdings Ltd.	11,519,125	4,626,652
#	CK Life Sciences International Holdings, Inc.	17,214,000	1,705,854
#	CMBC Capital Holdings Ltd.	440,999	59,386
*	C-Mer Eye Care Holdings Ltd.	2,642,000	1,377,249
	CN Logistics International Holdings Ltd.	33,000	30,768
	CNT Group Ltd.	7,979,264	367,866
	Convenience Retail Asia Ltd.	1,026,000	113,503
# ††	Convoy, Inc.	32,922,000	132,129
*	Cowell e Holdings, Inc.	1,362,000	2,553,739
Ω	Crystal International Group Ltd.	378,500	137,405
# *	CSC Holdings Ltd.	83,051,250	353,965
	CSI Properties Ltd.	47,866,383	829,752
* ††	CW Group Holdings Ltd.	1,361,500	0
	Dah Sing Banking Group Ltd.	3,553,516	2,662,162
	Dah Sing Financial Holdings Ltd.	1,360,944	3,362,367
	Dickson Concepts International Ltd.	1,591,000	893,821
*	Digital Domain Holdings Ltd.	581,000	17,319
	Dynamic Holdings Ltd.	224,000	322,467

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Eagle Nice International Holdings Ltd.	2,022,000	$1,167,167
#	EC Healthcare	1,918,097	1,149,926
* ††	EcoGreen International Group Ltd.	1,994,640	91,127
	Emperor International Holdings Ltd.	10,584,753	739,533
	Emperor Watch & Jewellery Ltd.	25,160,000	634,647
*	ENM Holdings Ltd.	12,820,000	873,252
*	Esprit Holdings Ltd.	10,602,825	777,238
*	Eternity Investment Ltd.	820,000	6,756
	EuroEyes International Eye Clinic Ltd., Class C	331,000	208,520
	Fairwood Holdings Ltd.	792,100	1,136,919
	Far East Consortium International Ltd.	13,448,629	3,179,049
	First Pacific Co. Ltd.	14,034,000	5,088,206
* Ω	FIT Hon Teng Ltd.	3,798,000	665,038
* Ω	Fosun Tourism Group	262,600	283,903
	Four Seas Mercantile Holdings Ltd.	610,000	205,177
* Ω	Frontage Holdings Corp.	2,860,000	851,011
	FSE Lifestyle Services Ltd.	670,000	520,867
	Get Nice Financial Group Ltd.	2,438,600	210,058
	Giordano International Ltd.	8,232,000	2,928,997
	Glorious Sun Enterprises Ltd.	3,932,000	427,839
*	Gold Fin Holdings	9,580,000	0
*	Gold Peak Technology Group Ltd., Class L	3,029,642	206,096
	Golden Resources Development International Ltd.	4,082,500	356,612
* ††	Good Resources Holdings, Ltd.	6,860,000	0
*	GR Properties Ltd.	2,224,000	259,584
	Great Eagle Holdings Ltd.	1,200,472	2,241,857
*	Greentech Technology International Ltd.	2,594,000	161,682
	G-Resources Group Ltd.	2,582,810	555,794
	Guoco Group Ltd.	2,000	16,299
	Guotai Junan International Holdings Ltd.	20,778,797	1,792,917
# *	Haitong International Securities Group Ltd.	12,723,640	1,193,840
	Hang Lung Group Ltd.	3,214,000	5,026,028
	Hanison Construction Holdings Ltd.	2,713,649	383,758
*	Harbour Centre Development Ltd.	935,500	866,936
	HK Electric Investments & HK Electric Investments Ltd.	781,500	486,742
	HKBN Ltd.	4,357,500	2,380,393
	HKR International Ltd.	7,039,769	1,765,462
	Hon Kwok Land Investment Co. Ltd.	388,800	97,163
# *	Hong Kong ChaoShang Group Ltd.	1,320,000	136,996
	Hong Kong Ferry Holdings Co. Ltd.	1,007,300	661,188
	Hong Kong Technology Venture Co. Ltd.	2,292,000	1,361,885
*	Hongkong & Shanghai Hotels Ltd.	3,637,989	3,256,143
	Hongkong Chinese Ltd.	5,038,000	287,475
Ω	Honma Golf Ltd.	1,097,500	467,236
# * ††	Hsin Chong Group Holdings Ltd.	10,243,403	0
	Hung Hing Printing Group Ltd.	2,940,000	392,557
	Hutchison Telecommunications Hong Kong Holdings Ltd.	9,994,000	1,524,632
	Hysan Development Co. Ltd.	3,175,000	7,502,388
*	IGG, Inc.	5,781,000	2,946,188
*	Imagi International Holdings Ltd.	524,984	19,602
Ω	Impro Precision Industries Ltd.	386,000	133,406
	International Housewares Retail Co. Ltd.	1,970,000	667,421
*	IPE Group Ltd.	3,145,000	214,962
# *	IRC Ltd.	35,846,266	427,605
*	ITC Properties Group Ltd.	5,543,292	608,368
	Jacobson Pharma Corp. Ltd.	3,580,000	446,450
	Johnson Electric Holdings Ltd.	2,265,054	3,122,589
	K Wah International Holdings Ltd.	1,794,000	587,590
*	Kader Holdings Co. Ltd.	14,000	890

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Karrie International Holdings Ltd.	2,932,000	$263,147
	Keck Seng Investments Hong Kong Ltd.	856,600	262,832
	Kerry Logistics Network Ltd.	4,030,500	4,976,536
	Kerry Properties Ltd.	3,074,500	6,646,955
	Kingmaker Footwear Holdings Ltd.	1,878,955	217,385
	Kowloon Development Co. Ltd.	3,067,000	3,230,638
*	KRP Development Holdings Ltd.	733,000	99,935
# *	KuangChi Science Ltd.	3,714,000	77,841
*	Kwoon Chung Bus Holdings Ltd.	44,000	9,880
*	Lai Sun Development Co. Ltd.	2,556,894	449,282
*	Lai Sun Garment International Ltd.	1,497,442	259,461
	Lam Soon Hong Kong Ltd.	326,310	437,988
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	4,040,750	545,700
	Lippo China Resources Ltd.	1,448,200	122,495
*	Lippo Ltd.	1,161,700	250,891
	Liu Chong Hing Investment Ltd.	1,531,200	1,196,830
	L'Occitane International SA	1,665,500	5,117,396
	Luk Fook Holdings International Ltd.	3,450,000	9,109,059
	Lung Kee Bermuda Holdings	1,491,875	364,311
*	Magnificent Hotel Investment Ltd.	13,170,000	187,736
	Man Wah Holdings Ltd.	5,250,800	4,556,871
*	Mason Group Holdings Ltd.	111,713,399	472,944
* ††	Master Glory GP	972,981	0
	Matrix Holdings Ltd.	1,067,414	337,709
#	MECOM Power & Construction Ltd.	11,015,999	1,459,889
	Melbourne Enterprises Ltd.	39,500	628,727
*	Melco International Development Ltd.	85,000	90,182
# * ††	MH Development NPV	3,238,000	0
*	Midland Holdings Ltd.	2,901,987	283,831
	Miramar Hotel & Investment	1,160,000	1,677,279
	Modern Dental Group Ltd.	2,158,000	874,402
*	Mongolian Mining Corp.	1,125,000	349,118
*	NagaCorp Ltd.	5,257,359	3,311,667
	Nameson Holdings Ltd.	7,692,000	453,715
	Nanyang Holdings Ltd.	133,500	418,279
	National Electronics Holdings	2,668,600	281,184
* ††	National United Resources Holdings Ltd.	1,828,000	24,751
*	NEW Concepts Holdings Ltd.	488,000	34,551
*	New Times Energy Corp. Ltd.	994,000	14,941
* ††	NewOcean Energy Holdings Ltd.	7,246,000	6,504
#	Nissin Foods Co. Ltd.	1,561,000	1,243,764
	NWS Holdings Ltd.	7,045,000	8,080,223
	Oriental Watch Holdings	2,679,611	1,542,106
# *	Oshidori International Holdings Ltd.	20,024,400	589,332
* ††	Pacific Andes International Holdings Ltd.	19,435,067	0
	Pacific Basin Shipping Ltd.	27,975,000	9,107,828
*	Pacific Century Premium Developments Ltd.	457,240	21,164
	Pacific Textiles Holdings Ltd.	5,060,000	1,261,610
*	Paliburg Holdings Ltd.	3,180,830	498,517
*	Paradise Entertainment Ltd.	456,000	78,047
	PC Partner Group Ltd.	1,108,000	552,263
	PCCW Ltd.	17,843,545	9,123,394
* ††	Peace Mark Holdings Ltd.	2,479,870	0
	Pentamaster International Ltd.	1,550,000	198,769
	Perfect Medical Health Management Ltd.	2,611,000	1,460,346
	Pico Far East Holdings Ltd.	5,010,000	876,035
	Playmates Holdings Ltd.	7,082,000	599,343
	Plover Bay Technologies Ltd.	2,224,000	702,035
	Pokfulam Development Co. Ltd.	62,000	58,185

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	PT International Development Co. Ltd.	12,343,725	$149,185
	Public Financial Holdings Ltd.	2,848,000	734,540
* ††	Pyxis Group Ltd.	1,936,000	0
# *	Realord Group Holdings Ltd.	290,000	218,312
*	Regal Hotels International Holdings Ltd.	2,897,800	1,149,660
# Ω	Regina Miracle International Holdings Ltd.	1,983,000	738,585
*	Sa Sa International Holdings Ltd.	264,000	48,299
	Safety Godown Co. Ltd.	1,200,000	323,187
* Ω	Samsonite International SA	1,440,600	4,293,193
	SAS Dragon Holdings Ltd.	2,168,000	870,864
#	SEA Holdings Ltd.	1,657,523	460,405
*	Shangri-La Asia Ltd.	4,380,000	3,654,967
*	Shin Hwa World Ltd.	5,729,200	58,778
*	Shun Ho Property Investments Ltd.	1,172,757	186,143
*	Shun Tak Holdings Ltd.	8,973,419	1,503,868
	Singamas Container Holdings Ltd.	8,800,000	757,430
	SITC International Holdings Co. Ltd.	683,000	1,496,559
# *	SJM Holdings Ltd.	12,940,750	6,007,814
	SmarTone Telecommunications Holdings Ltd.	1,769,981	1,070,617
#	Solomon Systech International Ltd.	8,926,000	512,699
	Soundwill Holdings Ltd.	600,500	463,617
*	South China Holdings Co. Ltd.	17,774,503	104,743
	Stella International Holdings Ltd.	2,667,000	2,620,502
	Sun Hung Kai & Co. Ltd.	4,852,429	1,806,957
*	Suncorp Technologies Ltd.	210,000	5,422
	SUNeVision Holdings Ltd.	2,891,000	1,502,561
	TAI Cheung Holdings Ltd.	2,329,000	1,086,273
	Tai Hing Group Holdings Ltd.	221,000	27,242
	Tai Sang Land Development Ltd.	798,910	368,374
#	Tan Chong International Ltd.	1,176,000	264,533
	Tao Heung Holdings Ltd.	1,396,000	140,998
# *	Television Broadcasts Ltd.	1,675,000	1,055,910
	Texhong International Group Ltd.	405,500	299,178
	Texwinca Holdings Ltd.	4,072,000	648,599
*	Theme International Holdings Ltd.	5,510,000	616,184
	Tian Teck Land Ltd.	1,024,000	390,520
*	TOM Group Ltd.	416,000	40,090
*	Tongda Group Holdings Ltd.	640,000	7,913
	Town Health International Medical Group Ltd.	6,486,115	266,768
	Tradelink Electronic Commerce Ltd.	6,126,000	723,558
	Transport International Holdings Ltd.	1,664,131	2,142,140
	United Laboratories International Holdings Ltd.	5,574,000	4,470,839
*	Universal Technologies Holdings Ltd.	1,730,000	28,822
††	Untrade.Genting Hk	5,824,000	58,099
* ††	Up Energy Development Group Ltd.	3,929,000	0
*	Value Convergence Holdings Ltd.	2,448,000	61,529
#	Value Partners Group Ltd.	4,952,000	1,875,113
*	Vedan International Holdings Ltd.	3,576,000	160,593
	Vesync Co. Ltd.	18,000	7,621
	Vitasoy International Holdings Ltd.	3,597,000	4,782,366
* Ω	VPower Group International Holdings Ltd., Class H	2,839,397	94,149
	VSTECS Holdings Ltd.	5,429,600	2,755,375
	VTech Holdings Ltd.	1,166,000	7,271,597
*	Wai Kee Holdings Ltd.	5,024,738	971,126
*	Wang On Group Ltd.	41,740,000	307,116
# *	Wealthking Investments Ltd.	7,296,000	200,120
	Wing On Co. International Ltd.	759,000	1,282,261
	Wing Tai Properties Ltd.	2,187,331	929,645
*	YT Realty Group Ltd.	1,968,124	105,839

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	YTO International Express & Supply Chain Technology Ltd.	810,000	$167,970
	Yue Yuen Industrial Holdings Ltd.	3,167,000	4,243,331
*	Yunfeng Financial Group Ltd.	612,000	97,297
# *	Zensun Enterprises Ltd.	1,154,000	95,350
*	Zhaobangji Properties Holdings Ltd.	2,104,000	90,453
TOTAL HONG KONG			276,874,828
NEW ZEALAND — (3.4%)
	AFT Pharmaceuticals Ltd.	34,226	78,777
*	Air New Zealand Ltd.	3,111,927	1,527,943
	Arvida Group Ltd.	1,239,772	963,564
	Briscoe Group Ltd.	34,115	97,676
	Channel Infrastructure NZ Ltd.	895,413	912,190
	Chorus Ltd.	1,522,734	8,135,190
	Colonial Motor Co. Ltd.	124,363	714,373
#	Comvita Ltd.	50,282	99,505
	Delegat Group Ltd.	6,400	36,677
# *	Eroad Ltd.	24,092	21,264
	Freightways Group Ltd.	830,172	4,416,062
	Genesis Energy Ltd.	37,373	62,945
# *	Gentrack Group Ltd.	71,302	198,557
#	Hallenstein Glasson Holdings Ltd.	307,057	1,220,794
	Heartland Group Holdings Ltd.	2,479,782	2,773,027
	Investore Property Ltd.	701,807	649,964
	KMD Brands Ltd.	2,417,158	1,366,764
#	Manawa Energy Ltd.	237,979	710,025
#	Millennium & Copthorne Hotels New Zealand Ltd.	354,679	443,886
#	Napier Port Holdings Ltd.	46,155	68,830
	NZME Ltd.	945,851	581,209
#	NZX Ltd.	1,581,780	1,208,376
	Oceania Healthcare Ltd.	1,592,518	751,597
*	Pacific Edge Ltd.	1,413,438	117,593
#	PGG Wrightson Ltd.	124,704	324,828
*	Rakon Ltd.	182,922	82,984
#	Restaurant Brands New Zealand Ltd.	145,379	586,318
* ††	RPNZ Ltd.	274,180	0
#	Sanford Ltd.	362,156	936,846
	Scales Corp. Ltd.	436,710	898,253
	Scott Technology Ltd.	53,845	116,364
*	Serko Ltd.	125,518	312,173
	Skellerup Holdings Ltd.	802,263	2,223,678
	SKY Network Television Ltd.	374,786	581,786
	SKYCITY Entertainment Group Ltd.	3,770,814	5,294,110
	Steel & Tube Holdings Ltd.	575,667	461,205
	Summerset Group Holdings Ltd.	655,188	4,192,358
*	Synlait Milk Ltd.	346,641	349,907
# *	Tourism Holdings Ltd.	671,672	1,477,619
	TOWER Ltd.	1,895,126	741,910
#	Turners Automotive Group Ltd.	112,324	246,898
# *	Vista Group International Ltd.	536,214	613,231
	Warehouse Group Ltd.	396,236	443,171
TOTAL NEW ZEALAND			47,040,427
SINGAPORE — (10.3%)
* ††	Abterra Ltd.	230,320	0
	AEM Holdings Ltd.	798,000	2,263,705
#	Amara Holdings Ltd.	974,800	340,454
# *	Avarga Ltd.	2,626,500	393,784

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Aztech Global Ltd.	423,100	$233,870
*	Banyan Tree Holdings Ltd.	927,000	292,757
* ††	Best World International Ltd.	514,383	627,452
#	Bonvests Holdings Ltd.	950,000	712,927
	Boustead Singapore Ltd.	2,084,782	1,396,121
	BRC Asia Ltd.	26,900	33,791
#	Bukit Sembawang Estates Ltd.	1,176,003	3,627,650
	Bund Center Investment Ltd.	659,825	233,491
	Capitaland India Trust	4,921,921	4,219,664
#	Centurion Corp. Ltd.	1,405,100	470,397
	China Aviation Oil Singapore Corp. Ltd.	2,325,999	1,619,401
	China Sunsine Chemical Holdings Ltd.	3,257,200	1,005,349
	Chuan Hup Holdings Ltd.	3,341,700	444,545
	Civmec Ltd.	162,700	100,308
	ComfortDelGro Corp. Ltd.	9,307,100	8,827,239
*	COSCO Shipping International Singapore Co. Ltd.	5,043,900	580,711
*	Creative Technology Ltd.	285,050	261,435
#	CSE Global Ltd.	2,678,760	966,596
*	Dasin Retail Trust	296,700	20,985
	Del Monte Pacific Ltd.	2,336,864	298,451
	Delfi Ltd.	1,113,800	1,013,785
	DFI Retail Group Holdings Ltd.	17,800	47,916
* ††	DMX Technologies Group Ltd.	2,096,000	0
	Dyna-Mac Holdings Ltd.	1,390,900	434,526
* ††	Ezion Holdings Ltd.	9,845,878	0
* ††	Ezra Holdings Ltd.	6,762,986	0
	Far East Orchard Ltd.	1,191,395	931,191
	First Resources Ltd.	2,405,800	2,733,398
#	First Sponsor Group Ltd.	484,727	441,100
	Food Empire Holdings Ltd.	1,334,200	1,084,464
	Fraser & Neave Ltd.	328,300	271,470
	Frasers Property Ltd.	13,400	8,519
#	Frencken Group Ltd.	1,082,500	704,362
#	Fu Yu Corp. Ltd.	3,671,500	464,839
*	Gallant Venture Ltd.	5,386,600	528,330
#	Geo Energy Resources Ltd.	2,143,100	355,025
	Golden Agri-Resources Ltd.	30,687,500	5,778,735
# *	Golden Energy & Resources Ltd.	2,327,500	315,120
	GP Industries Ltd.	181,509	84,461
	Grand Venture Technology Ltd.	34,200	16,087
	GuocoLand Ltd.	1,697,314	1,978,778
	Haw Par Corp. Ltd.	430,100	3,109,726
	Hiap Hoe Ltd.	498,000	262,220
#	Ho Bee Land Ltd.	1,485,200	2,201,676
	Hong Fok Corp. Ltd.	2,519,194	1,876,243
	Hong Leong Asia Ltd.	1,675,100	812,687
	Hong Leong Finance Ltd.	1,027,400	1,970,166
	Hotel Grand Central Ltd.	1,496,154	1,001,305
#	Hour Glass Ltd.	1,390,232	2,173,904
#	HRnetgroup Ltd.	343,300	188,722
	Hutchison Port Holdings Trust	24,134,400	4,467,471
* ††	Hyflux Ltd.	3,238,900	0
#	iFAST Corp. Ltd.	719,700	3,063,567
	Indofood Agri Resources Ltd.	2,701,700	600,282
	InnoTek Ltd.	336,600	108,657
#	ISDN Holdings Ltd.	547,344	181,477
#	Japfa Ltd.	2,442,110	422,772
# * ††	Jurong Technologies Industrial Corp. Ltd.	2,227,680	0
	Keppel Infrastructure Trust	19,392,287	7,430,582

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
#	KSH Holdings Ltd.	1,278,300	$322,125
	Low Keng Huat Singapore Ltd.	949,800	282,529
# *	Mandarin Oriental International Ltd.	1,452,700	2,439,080
# *	Marco Polo Marine Ltd.	7,193,300	286,039
	Metro Holdings Ltd.	2,946,592	1,317,968
	Mewah International, Inc.	89,000	19,522
	Micro-Mechanics Holdings Ltd.	131,000	186,174
* ††	Midas Holdings Ltd.	8,576,553	0
*	mm2 Asia Ltd.	5,969,400	179,744
#	Nanofilm Technologies International Ltd.	979,300	839,988
	Netlink NBN Trust	2,654,800	1,717,240
	NSL Ltd.	409,900	251,290
# *	Oceanus Group Ltd.	4,959,300	41,267
#	OUE Ltd.	1,980,100	1,594,233
#	Oxley Holdings Ltd.	7,186,441	669,627
	Pacific Century Regional Developments Ltd.	179,000	47,119
	Pan-United Corp. Ltd.	1,866,350	555,313
#	Propnex Ltd.	857,900	658,162
#	PSC Corp. Ltd.	1,339,819	333,018
#	Q&M Dental Group Singapore Ltd.	1,136,160	264,551
	QAF Ltd.	1,484,380	893,175
*	Raffles Education Ltd.	2,803,923	136,992
	Raffles Medical Group Ltd.	5,971,532	6,292,290
	Riverstone Holdings Ltd.	617,800	290,781
*	SATS Ltd.	3,592,367	7,565,099
#	SBS Transit Ltd.	741,200	1,449,810
	Sheng Siong Group Ltd.	3,718,500	4,586,799
	SHS Holdings Ltd.	2,175,300	221,263
*	SIA Engineering Co. Ltd.	1,672,600	3,083,549
	Silverlake Axis Ltd.	973,300	212,362
	Sinarmas Land Ltd.	7,118,700	1,044,017
	Sing Holdings Ltd.	1,470,400	386,939
	Sing Investments & Finance Ltd.	526,012	393,540
	Singapore Land Group Ltd.	140,969	223,040
	Singapore Post Ltd.	6,645,500	2,499,273
	Singapore Shipping Corp. Ltd.	1,642,504	314,626
	Stamford Land Corp. Ltd.	5,219,418	1,589,843
	StarHub Ltd.	4,412,000	3,450,166
	Straco Corp. Ltd.	130,000	46,022
	Straits Trading Co. Ltd.	461,100	731,730
* ††	Swiber Holdings Ltd.	2,894,600	0
*	Swiber Holdings Ltd.	2,895,250	0
	Thomson Medical Group Ltd.	3,395,200	153,295
	Tiong Woon Corp. Holding Ltd.	26,600	9,894
	Tuan Sing Holdings Ltd.	4,314,132	1,039,525
	UMS Holdings Ltd.	2,436,968	2,016,785
	United Overseas Insurance Ltd.	168,150	784,368
	UOB-Kay Hian Holdings Ltd.	2,699,373	2,781,669
	Valuetronics Holdings Ltd.	2,647,550	1,095,477
	Venture Corp. Ltd.	303,800	3,425,016
	Vicom Ltd.	557,500	713,045
#	Wee Hur Holdings Ltd.	2,614,200	368,709
	Wing Tai Holdings Ltd.	3,180,367	3,419,788
	Yangzijiang Shipbuilding Holdings Ltd.	1,451,000	1,680,930
#	Yeo Hiap Seng Ltd.	228,759	111,743
TOTAL SINGAPORE			141,051,195
TOTAL COMMON STOCKS			1,354,986,961

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Altech Batteries Ltd. Rights 08/04/23	21,784	$30
*	Decmil Group Ltd. Warrants 09/06/23	41,771	0
*	European Lithium Ltd. Warrants 03/31/25	323,975	2,176
*	Highfield Resources Ltd. Warrants 06/19/24	11,353	0
# *	PointsBet Holdings Ltd. Warrants 07/08/24	6,189	0
TOTAL AUSTRALIA			2,206
SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants	4,459,201	0
TOTAL RIGHTS/WARRANTS			2,206
TOTAL INVESTMENT SECURITIES (Cost $1,522,134,844)			1,354,989,167

			Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@ §	The DFA Short Term Investment Fund	831,111	9,613,458
TOTAL INVESTMENTS — (100.0%)
(Cost $1,531,747,484)^^			$1,364,602,625

ADR	American Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
Summary of the Series' investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$15,649	$888,503,231	$496,433	$889,015,313
China	—	1,005,198	—	1,005,198
Hong Kong	—	276,562,218	312,610	276,874,828
New Zealand	—	47,040,427	—	47,040,427
Singapore	—	140,423,743	627,452	141,051,195
Rights/Warrants
Australia	—	2,206	—	2,206
Securities Lending Collateral	—	9,613,458	—	9,613,458
TOTAL	$15,649	$1,363,150,481	$1,436,495^	$1,364,602,625

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The United Kingdom Small Company Series
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)

		Shares	Value»
COMMON STOCKS — (99.6%)
COMMUNICATION SERVICES — (3.7%)
	4imprint Group PLC	165,738	$9,443,008
*	Ascential PLC	1,802,498	4,844,450
	Bloomsbury Publishing PLC	338,981	1,881,204
	Centaur Media PLC	254,249	146,815
# *	Frontier Developments PLC	55,575	419,065
	Future PLC	200,373	2,151,768
	Gamma Communications PLC	220,632	3,147,639
*	Helios Towers PLC	2,127,088	2,463,224
	ITV PLC	13,401,817	12,446,039
	Moneysupermarket.com Group PLC	3,209,924	11,312,870
	Next 15 Group PLC	160,895	1,312,358
	Reach PLC	2,007,509	2,190,027
*	S4 Capital PLC	338,997	458,840
	STV Group PLC	4,918	13,309
*	Tremor International Ltd.	169,671	648,458
# *	Tremor International Ltd., ADR	2,906	21,969
TOTAL COMMUNICATION SERVICES			52,901,043
CONSUMER DISCRETIONARY — (19.7%)
*	888 Holdings PLC	850,815	1,180,139
# *	ASOS PLC	68,338	369,120
* Ω	Aston Martin Lagonda Global Holdings PLC	531,326	2,700,528
*	Auction Technology Group PLC	49,682	452,672
	Bellway PLC	539,375	15,337,948
*	boohoo Group PLC	2,169,985	1,081,953
*	Card Factory PLC	1,189,906	1,376,515
# *	Cazoo Group Ltd.	28,833	52,765
	Coats Group PLC	5,676,372	5,104,110
	Crest Nicholson Holdings PLC	1,346,144	3,689,334
	Currys PLC	5,504,719	3,776,811
* Ω	Deliveroo PLC	1,291,341	2,177,523
	DFS Furniture PLC	1,097,039	1,697,148
	Domino's Pizza Group PLC	3,097,499	13,812,349
	Dr Martens PLC	536,838	1,050,158
	Dunelm Group PLC	690,244	10,199,030
*	Frasers Group PLC	875,133	9,121,282
	Fuller Smith & Turner PLC, Class A	151,287	1,158,133
	Games Workshop Group PLC	176,924	26,451,230
	Greggs PLC	601,854	21,343,987
# * Ω	Gym Group PLC	942,085	1,267,015
	Halfords Group PLC	1,137,083	3,226,511
	Headlam Group PLC	514,127	1,469,434
	Henry Boot PLC	546,682	1,523,222
	Hollywood Bowl Group PLC	321,950	927,270
* Ω	Hostelworld Group PLC	141,973	237,245
	Inchcape PLC	2,122,222	22,319,427
*	J D Wetherspoon PLC	494,051	4,289,188
* Ω	Just Eat Takeaway.com NV	33,543	600,537
	Lookers PLC	1,325,425	2,127,350
*	Marston's PLC	3,577,858	1,441,895
	Me Group International PLC	1,538,043	3,081,451
*	Mitchells & Butlers PLC	1,897,027	5,593,721
	MJ Gleeson PLC	240,572	1,291,646

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
*	Motorpoint group PLC	51,520	$70,328
# *	N Brown Group PLC	949,432	281,081
* Ω	On the Beach Group PLC	158,833	181,676
*	Pendragon PLC	5,317,511	1,162,322
	Persimmon PLC	558,761	8,307,058
	Pets at Home Group PLC	2,837,331	14,258,144
*	Playtech PLC	1,926,086	13,856,517
	PPHE Hotel Group Ltd.	15,424	203,062
*	Rank Group PLC	1,036,200	1,220,653
	Redrow PLC	1,581,603	10,514,321
*	Restaurant Group PLC	1,520,755	833,527
	Smiths News PLC	43,375	24,764
*	SSP Group PLC	3,431,254	11,077,755
# * ††	Studio Retail Group PLC	220,669	0
*	Superdry PLC	345,305	348,933
	Taylor Wimpey PLC	3,800,400	5,578,452
*	THG PLC	1,087,263	1,439,109
Ω	TI Fluid Systems PLC	494,290	850,072
	Topps Tiles PLC	786,772	524,811
	Vertu Motors PLC	1,326,258	1,191,336
	Victorian Plumbing Group PLC	3,642	3,702
	Videndum PLC	218,073	1,676,354
	Vistry Group PLC	1,485,050	15,062,509
* Ω	Watches of Switzerland Group PLC	660,871	6,413,168
	WH Smith PLC	546,871	10,483,939
	Wickes Group PLC	1,995,626	3,499,229
	Young & Co's Brewery PLC, Class A	16,652	253,320
TOTAL CONSUMER DISCRETIONARY			280,844,789
CONSUMER STAPLES — (8.0%)
	AG Barr PLC	742,960	4,494,089
	Anglo-Eastern Plantations PLC	126,037	1,090,068
Ω	Bakkavor Group PLC	121,093	156,201
	Britvic PLC	1,626,728	18,056,451
	C&C Group PLC	1,932,706	3,423,255
	Carr's Group PLC	349,511	651,210
	Cranswick PLC	366,623	15,728,928
	Fevertree Drinks PLC	397,307	6,843,748
*	Greencore Group PLC	2,813,086	3,165,905
	Hilton Food Group PLC	361,009	2,997,902
	Kitwave Group PLC	10,016	41,240
*	Marks & Spencer Group PLC	9,096,384	24,095,458
*	McBride PLC	895,746	427,453
	MP Evans Group PLC	7,544	69,688
# *	Naked Wines PLC	32,906	31,413
	Nichols PLC	2,884	37,533
	Premier Foods PLC	4,712,428	7,655,095
	PZ Cussons PLC	1,749,710	3,727,124
	Tate & Lyle PLC	2,167,560	20,772,191
TOTAL CONSUMER STAPLES			113,464,952
ENERGY — (3.3%)
	Capricorn Energy PLC	1,904,743	4,333,131
	Diversified Energy Co. PLC	3,566,591	4,345,010
	Energean PLC	502,402	7,475,652
*	EnQuest PLC	11,173,258	2,559,503
	Genel Energy PLC	798,179	1,066,265
	Gulf Keystone Petroleum Ltd.	1,451,760	2,315,644

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
ENERGY — (Continued)
	Harbour Energy PLC	1,995,649	$6,832,033
	Hunting PLC	672,607	2,282,277
*	John Wood Group PLC	3,439,778	6,538,333
*	Pantheon Resources PLC	88,116	12,221
*	Petrofac Ltd.	1,842,450	1,858,399
	Pharos Energy PLC	1,694,517	525,086
# * ††	Savannah Energy PLC	388,799	96,350
	Serica Energy PLC	1,114,079	3,429,838
# *	Tullow Oil PLC	6,451,044	2,856,823
TOTAL ENERGY			46,526,565
FINANCIALS — (19.1%)
	abrdn PLC	544,348	1,619,962
	AJ Bell PLC	1,013,770	4,279,455
	Ashmore Group PLC	2,440,980	6,473,126
	Bank of Georgia Group PLC	269,724	11,277,406
	Beazley PLC	3,029,976	21,348,162
Ω	Bridgepoint Group PLC	190,966	463,300
	Brooks Macdonald Group PLC	628	17,035
	Burford Capital Ltd.	965,905	13,054,261
	Chesnara PLC	941,179	3,264,213
	Close Brothers Group PLC	881,739	10,433,770
Ω	CMC Markets PLC	964,990	1,738,219
	Direct Line Insurance Group PLC	5,341,274	10,314,278
* Ω	Funding Circle Holdings PLC	104,248	64,751
*	Georgia Capital PLC	29,469	351,646
	H&T Group PLC	2,590	14,347
	Hargreaves Lansdown PLC	562,178	6,150,901
	Hiscox Ltd.	1,374,989	19,031,842
	IG Group Holdings PLC	1,204,297	10,942,949
	Impax Asset Management Group PLC	235,158	1,658,094
	IntegraFin Holdings PLC	674,806	2,120,835
	Intermediate Capital Group PLC	178,404	3,219,840
	International Personal Finance PLC	1,186,677	1,771,074
	IP Group PLC	5,294,278	4,060,706
	Jupiter Fund Management PLC	2,208,694	3,242,318
	Just Group PLC	7,089,996	7,491,132
	Lancashire Holdings Ltd.	1,661,042	12,713,494
	Liontrust Asset Management PLC	140,542	1,165,774
	Man Group PLC	7,541,211	23,118,266
	Metro Bank Holdings PLC	164,184	249,276
	Mortgage Advice Bureau Holdings Ltd.	2,230	17,841
* Ω	Network International Holdings PLC	232,907	1,155,587
	Ninety One PLC	1,904,512	4,215,707
	Numis Corp. PLC	311,926	1,332,356
	OSB Group PLC	2,202,114	10,407,651
	Paragon Banking Group PLC	1,921,607	13,043,614
	PayPoint PLC	372,515	2,447,015
	Plus500 Ltd.	519,961	10,047,181
	Polar Capital Holdings PLC	273,644	1,703,508
Ω	Quilter PLC	7,301,904	7,329,483
	Rathbones Group PLC	357,118	8,262,110
	Record PLC	18,948	20,516
	S&U PLC	30,393	945,943
Ω	Sabre Insurance Group PLC	413,820	733,776
*	Saga PLC	537,603	854,833
	TBC Bank Group PLC	120,096	3,838,522
	TP ICAP Group PLC	4,034,935	8,235,858
	Vanquis Banking Group PLC	1,235,293	1,995,187

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	Virgin Money UK PLC	6,577,199	$14,919,766
	Waterloo Investment Holdings Ltd.	4,000	1,400
	XPS Pensions Group PLC	12,911	31,693
TOTAL FINANCIALS			273,189,979
HEALTH CARE — (3.7%)
††	4d pharma PLC	42,478	1,701
	Advanced Medical Solutions Group PLC	467,526	1,492,216
#	Alliance Pharma PLC	2,260,021	1,479,405
	CVS Group PLC	418,701	11,062,992
	EKF Diagnostics Holdings PLC	79,384	27,290
	EMIS Group PLC	328,823	6,128,137
*	Ergomed PLC	63,132	876,928
	Hikma Pharmaceuticals PLC	277,193	7,443,977
*	Indivior PLC	759,374	17,102,443
Ω	Integrated Diagnostics Holdings PLC	1,249,693	690,518
*	NIOX Group PLC	202,629	175,666
*	PureTech Health PLC	424,134	1,216,779
Ω	Spire Healthcare Group PLC	1,842,894	5,096,185
*	Trellus Health PLC	1,632	115
*	Verici Dx PLC	1,588	214
TOTAL HEALTH CARE			52,794,566
INDUSTRIALS — (23.9%)
	Ashtead Technology Holdings PLC	5,467	27,483
	Avon Protection PLC	193,398	2,036,603
*	Babcock International Group PLC	2,641,187	12,715,075
	Balfour Beatty PLC	3,585,302	16,100,880
	Begbies Traynor Group PLC	60,262	102,418
	Bodycote PLC	1,236,656	10,979,754
#	BRAEMAR PLC	83,994	251,159
*	Capita PLC	8,683,384	3,079,115
	Chemring Group PLC	1,977,936	7,214,823
	Clarkson PLC	211,472	7,567,867
*	Costain Group PLC	237,261	152,167
*	De La Rue PLC	498,978	307,357
# *	Dialight PLC	89,929	243,714
	Diploma PLC	428,815	17,835,383
	DiscoverIE Group PLC	582,264	5,974,833
Ω	DWF Group PLC	10,499	13,097
*	easyJet PLC	966,101	5,611,274
*	Esken Ltd.	1,707,178	73,371
	Firstgroup PLC	2,817,499	5,276,835
	Galliford Try Holdings PLC	607,128	1,543,247
	Genuit Group PLC	1,344,851	5,407,652
	Goodwin PLC	246	14,847
	Grafton Group PLC	1,489,341	16,751,012
	Hays PLC	9,347,832	12,861,557
	Howden Joinery Group PLC	1,033,067	9,782,064
	IMI PLC	246,981	5,163,734
* ††	Industrial & Commercial Bank of China Ltd.	5,000	0
*	International Distributions Services PLC	3,095,228	10,572,593
*	James Fisher & Sons PLC	193,197	1,008,127
#	James Halstead PLC	146,321	390,595
	JET2 PLC	813,756	11,729,702
	Johnson Service Group PLC	838,319	1,208,615
	Keller Group PLC	442,649	4,861,890
*	Kier Group PLC	1,785,972	2,011,148

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Learning Technologies Group PLC	161,688	$155,572
Ω	Luceco PLC	278,939	456,555
	Mears Group PLC	743,873	2,608,539
	Mitie Group PLC	7,884,929	10,285,882
	Mobico Group PLC	3,001,140	3,598,194
	Morgan Advanced Materials PLC	1,921,125	6,740,080
	Morgan Sindall Group PLC	266,618	6,539,478
	Norcros PLC	155,422	323,333
	Pagegroup PLC	1,947,013	11,148,961
	Porvair PLC	18,060	148,568
	QinetiQ Group PLC	3,241,231	13,420,616
	Redde Northgate PLC	1,430,002	6,320,871
	Renew Holdings PLC	75,173	703,209
*	Renewi PLC	499,525	3,337,817
	Ricardo PLC	311,573	2,340,655
	Robert Walters PLC	391,393	2,070,264
	Rotork PLC	4,324,797	17,130,622
	RS Group PLC	498,979	5,026,203
	RWS Holdings PLC	323,584	1,080,547
	Senior PLC	2,467,543	5,287,988
	Serco Group PLC	5,743,194	11,445,445
	Severfield PLC	1,107,512	1,002,465
*	SIG PLC	4,013,462	1,493,932
	Smart Metering Systems PLC	559,530	5,011,422
	Speedy Hire PLC	2,911,579	1,375,350
	SThree PLC	873,750	3,956,087
	TClarke PLC	64,836	110,984
	Travis Perkins PLC	1,194,868	13,364,780
	Trifast PLC	524,611	594,910
	Tyman PLC	1,052,344	4,220,307
	Vesuvius PLC	1,526,317	8,642,250
	Volex PLC	475,770	1,764,030
	Volution Group PLC	780,299	4,022,178
	Vp PLC	153,784	1,109,802
	Wilmington PLC	334,384	1,293,986
	Wincanton PLC	697,292	2,169,516
	XP Power Ltd.	62,084	1,628,047
TOTAL INDUSTRIALS			340,799,436
INFORMATION TECHNOLOGY — (6.8%)
*	accesso Technology Group PLC	14,495	139,820
Ω	Alfa Financial Software Holdings PLC	15,729	31,516
	Bytes Technology Group PLC	753,689	4,999,495
	CentralNic Group PLC	146,928	241,380
	Computacenter PLC	497,525	14,036,112
*	Darktrace PLC	275,509	1,306,617
	dotdigital group PLC	448,931	532,452
*	FD Technologies PLC	35,892	824,813
	FDM Group Holdings PLC	472,486	3,317,382
	GB Group PLC	227,415	730,515
	Gooch & Housego PLC	2,781	20,488
	IDOX PLC	140,149	112,907
	iomart Group PLC	297,995	717,431
# *	IQE PLC	2,591,373	657,708
	Kainos Group PLC	481,999	8,110,585
	Keywords Studios PLC	5,417	122,310
*	Kin & Carta PLC	271,302	235,564
	NCC Group PLC	1,588,590	1,966,611
	Oxford Instruments PLC	343,024	10,568,156

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Renishaw PLC	90,731	$4,545,934
*	RM PLC	313,273	323,537
	Softcat PLC	677,227	13,048,530
	Spectris PLC	384,491	17,351,124
	Spirent Communications PLC	3,988,310	8,668,038
	Strix Group PLC	236,656	299,044
	TT Electronics PLC	1,095,094	2,207,979
*	Xaar PLC	553,856	1,353,267
TOTAL INFORMATION TECHNOLOGY			96,469,315
MATERIALS — (5.5%)
*	Accsys Technologies PLC	9,505	12,867
	Breedon Group PLC	694,974	3,247,207
	Capital Ltd.	59,308	60,438
	Castings PLC	172,368	886,417
	Centamin PLC	8,174,090	10,092,991
	Central Asia Metals PLC	760,226	1,790,346
	DS Smith PLC	1,040,231	4,135,800
	Ecora Resources PLC	1,219,485	1,785,882
*	Elementis PLC	3,457,720	4,904,160
	Essentra PLC	1,716,926	3,581,505
	Ferrexpo PLC	64,069	75,552
Ω	Forterra PLC	1,450,103	3,198,310
*	Gem Diamonds Ltd.	413,552	97,117
	Hill & Smith PLC	546,022	11,063,203
	Hochschild Mining PLC	1,661,035	1,645,885
Ω	Ibstock PLC	2,688,700	5,190,681
	Johnson Matthey PLC	260,334	6,020,832
	Marshalls PLC	482,445	1,661,903
	Pan African Resources PLC	6,037,485	1,117,260
*	Petra Diamonds Ltd.	17,532	16,331
	RHI Magnesita NV	131,110	5,039,211
*	SolGold PLC	1,728,262	351,155
*	Synthomer PLC	2,125,997	2,277,423
	Victrex PLC	503,282	9,992,774
	Zotefoams PLC	106,928	548,767
TOTAL MATERIALS			78,794,017
REAL ESTATE — (2.9%)
	CLS Holdings PLC	4,103	7,366
	Foxtons Group PLC	1,351,763	690,420
	Grainger PLC	4,237,552	13,693,441
	Harworth Group PLC	30,381	44,133
	Helical PLC	361,375	1,246,689
*	IWG PLC	3,854,109	7,565,368
	LSL Property Services PLC	460,165	1,594,932
	Phoenix Spree Deutschland Ltd.	15,813	39,322
	Savills PLC	961,872	12,011,025
	Sirius Real Estate Ltd.	4,102,800	4,359,848
#	Watkin Jones PLC	1,003,427	617,967
TOTAL REAL ESTATE			41,870,511
UTILITIES — (3.0%)
	Centrica PLC	1,447,990	2,566,056
	Drax Group PLC	2,467,126	19,154,177
	Pennon Group PLC	1,371,280	12,383,404

The United Kingdom Small Company Series
CONTINUED
	Shares	Value»
UTILITIES — (Continued)
Telecom Plus PLC	424,957	$9,071,716
TOTAL UTILITIES		43,175,353
TOTAL COMMON STOCKS Cost ($1,340,206,256)		1,420,830,526

			Value†
SECURITIES LENDING COLLATERAL — (0.4%)
@ §	The DFA Short Term Investment Fund	502,184	5,808,766
TOTAL INVESTMENTS — (100.0%)
(Cost $1,346,014,526)^^			$1,426,639,292

ADR	American Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
Summary of the Series' investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$21,969	$52,879,074	—	$52,901,043
Consumer Discretionary	52,765	280,792,024	—	280,844,789
Consumer Staples	—	113,464,952	—	113,464,952
Energy	—	46,430,215	$96,350	46,526,565
Financials	—	273,189,979	—	273,189,979
Health Care	—	52,792,865	1,701	52,794,566
Industrials	—	340,799,436	—	340,799,436
Information Technology	—	96,469,315	—	96,469,315
Materials	—	78,794,017	—	78,794,017
Real Estate	—	41,870,511	—	41,870,511
Utilities	—	43,175,353	—	43,175,353
Securities Lending Collateral	—	5,808,766	—	5,808,766
TOTAL	$74,734	$1,426,466,507	$98,051^	$1,426,639,292

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The Continental Small Company Series
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.5%)
AUSTRIA — (3.2%)
	Agrana Beteiligungs AG	83,141	$1,481,135
	ANDRITZ AG	438,579	23,156,081
#	AT&S Austria Technologie & Systemtechnik AG	190,150	7,181,705
Ω	BAWAG Group AG	434,580	21,171,613
	CA Immobilien Anlagen AG	107,281	3,421,272
# *	DO & Co. AG	45,371	6,130,881
	EVN AG	246,314	5,838,603
*	FACC AG	119,995	797,250
*	Immofinanz AG	19,487	391,025
*	Immofinanz AG	681,827	0
	Josef Manner & Comp AG	870	110,415
*	Kapsch TrafficCom AG	29,728	349,892
# *	Lenzing AG	112,408	5,658,732
	Mayr Melnhof Karton AG	56,673	8,651,810
	Oberbank AG	22,709	2,996,167
	Oesterreichische Post AG	110,437	4,028,661
	Palfinger AG	105,663	3,096,497
	POLYTEC Holding AG	106,063	536,403
	Porr AG	100,602	1,402,449
*	Raiffeisen Bank International AG	322,713	5,218,081
*	Rosenbauer International AG	20,672	663,316
	Schoeller-Bleckmann Oilfield Equipment AG	65,961	3,997,496
	Semperit AG Holding	59,500	1,328,768
	Telekom Austria AG	1,158,627	8,819,306
	UBM Development AG	21,002	572,936
	UNIQA Insurance Group AG	983,326	8,032,036
	Vienna Insurance Group AG Wiener Versicherung Gruppe	289,761	7,749,953
#	voestalpine AG	615,510	20,339,745
	Wienerberger AG	682,908	22,427,271
	Zumtobel Group AG	155,917	1,362,360
TOTAL AUSTRIA			176,911,859
BELGIUM — (3.8%)
	Ackermans & van Haaren NV	171,688	29,893,615
*	AGFA-Gevaert NV	1,061,257	2,729,822
#	Atenor	22,121	681,650
	Azelis Group NV	30,317	783,869
	Barco NV	464,377	10,807,015
	Bekaert SA	250,767	11,969,299
# * Ω	Biocartis Group NV	357,370	134,020
	bpost SA	381,856	1,838,940
	Cie d'Entreprises CFE	49,898	504,684
	Deceuninck NV	480,813	1,219,911
*	Deme Group NV	49,625	6,571,820
	D'ieteren Group	28,926	5,051,815
	Econocom Group SA	697,956	2,010,011
	Etablissements Franz Colruyt NV	264,067	10,064,667
*	Euronav NV	1,347,567	22,143,597
	EVS Broadcast Equipment SA	69,287	1,682,163
	Fagron	345,542	6,148,798
*	Galapagos NV	207,806	8,732,921
	Gimv NV	127,837	5,903,375
*	Greenyard NV	2,890	21,220
	Immobel SA	23,226	918,723
	Ion Beam Applications	130,725	2,110,556

The Continental Small Company Series
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Jensen-Group NV	20,961	$737,904
#	Kinepolis Group NV	92,201	4,494,184
	Lotus Bakeries NV	2,115	16,924,877
	Melexis NV	121,179	13,063,718
# *	Ontex Group NV	408,657	3,502,270
	Proximus SADP	742,355	5,691,472
#	Recticel SA	301,673	3,830,147
	Roularta Media Group NV	19,318	335,429
	Shurgard Self Storage Ltd.	59,456	2,713,015
	Sipef NV	38,999	2,430,584
	Tessenderlo Group SA	215,161	7,217,089
	Umicore SA	88,254	2,613,653
	Van de Velde NV	47,376	1,771,621
	VGP NV	35,638	3,804,820
	Viohalco SA	498,361	3,592,778
	What's Cooking BV	3,904	339,365
TOTAL BELGIUM			204,985,417
DENMARK — (6.5%)
*	ALK-Abello AS	855,243	9,312,295
	Alm Brand AS	6,053,840	9,648,346
*	Ambu AS, Class B	427,110	6,301,487
# *	Bang & Olufsen AS	599,792	942,821
	BankNordik P/F	10,800	241,402
# *	Bavarian Nordic AS	448,836	9,629,789
*	Brodrene Hartmann AS	16,148	675,210
#	cBrain AS	18,289	403,843
*	Chemometec AS	83,142	5,579,276
	Columbus AS	490,087	465,380
	D/S Norden AS	200,319	10,034,780
	Dfds AS	215,655	7,731,304
#	Djurslands Bank AS	6,232	364,126
	FLSmidth & Co. AS	319,467	15,115,168
#	Fluegger Group AS	4,198	210,407
*	GN Store Nord AS	517,920	13,810,229
#	GronlandsBANKEN AS	1,125	106,210
	H Lundbeck AS	1,442,672	7,160,626
	H Lundbeck AS, Class A	14,791	66,333
# *	H+H International AS, Class B	110,620	1,383,427
*	Harboes Bryggeri AS, Class B	5,094	52,685
	ISS AS	920,021	18,590,144
	Jeudan AS	40,046	1,501,355
*	Jyske Bank AS	437,851	33,121,098
	Lan & Spar Bank	4,895	498,148
	Matas AS	279,854	4,112,501
# * Ω	Netcompany Group AS	134,074	6,223,533
*	Nilfisk Holding AS	135,657	2,554,982
# *	NKT AS	354,659	20,263,893
# * Ω	NNIT AS	71,567	861,409
	North Media AS	5,372	49,916
*	NTG Nordic Transport Group AS, Class A	17,044	1,063,673
#	Parken Sport & Entertainment AS	11,952	194,026
	Per Aarsleff Holding AS	133,648	6,343,678
	Ringkjoebing Landbobank AS	197,625	28,125,625
	Rockwool AS, Class A	562	150,407
	Rockwool AS, Class B	8,102	2,179,107
	Royal Unibrew AS	312,981	27,051,836
# *	RTX AS	52,738	805,963
Ω	Scandinavian Tobacco Group AS, Class A	452,246	7,866,643

The Continental Small Company Series
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Schouw & Co. AS	94,292	$7,482,164
	SimCorp AS	178,965	19,189,799
	Solar AS, Class B	42,286	3,161,024
	SP Group AS	4,788	164,997
	Spar Nord Bank AS	609,820	9,696,525
	Sparekassen Sjaelland-Fyn AS	1,651	44,340
	Sydbank AS	461,164	22,116,615
*	TCM Group AS	2,578	26,271
#	Tivoli AS	9,878	1,113,514
	Topdanmark AS	363,470	16,476,063
	TORM PLC, Class A	195,257	4,805,948
	UIE PLC	103,360	2,766,934
*	Zealand Pharma AS	230,216	7,989,132
TOTAL DENMARK			355,826,407
FINLAND — (4.9%)
	Aktia Bank Oyj	344,733	3,563,444
#	Alandsbanken Abp, Class B	23,036	870,965
#	Alma Media Oyj	135,302	1,348,766
#	Apetit Oyj	21,105	299,874
	Aspo Oyj	106,324	802,770
	Atria Oyj	98,413	1,036,765
#	Bittium Oyj	204,447	895,486
	Cargotec Oyj, Class B	267,368	12,769,578
	Caverion Oyj	167,428	1,576,297
#	Citycon Oyj	447,054	2,775,144
	Digia Oyj	85,054	544,202
Ω	Enento Group Oyj	4,779	115,949
*	Finnair Oyj	4,568,940	2,828,671
	Fiskars Oyj Abp	215,530	3,841,806
	F-Secure Oyj	730,842	1,800,565
	Glaston Oyj Abp	9,217	8,995
#	Harvia Oyj	69,184	1,809,547
# *	HKScan Oyj, Class A	234,984	191,044
	Huhtamaki Oyj	631,957	22,464,505
	Ilkka Oyj	58,887	210,646
#	Kamux Corp.	59,097	339,956
	Kemira Oyj	741,189	11,626,030
	Kojamo Oyj	599,747	5,859,667
	Konecranes Oyj	400,235	14,547,211
#	Lassila & Tikanoja Oyj	203,737	2,187,265
	Marimekko Oyj	40,044	396,294
	Metsa Board Oyj, Class B	1,192,468	9,620,673
	Metso Oyj	108,793	1,236,331
	Musti Group Oyj	70,780	1,388,454
	Nokian Renkaat Oyj	750,536	6,980,862
	Olvi Oyj, Class A	95,777	3,048,478
	Oma Saastopankki Oyj	8,486	204,033
	Oriola Oyj, Class A	6,054	7,907
	Oriola Oyj, Class B	808,151	984,190
	Orion Oyj, Class B	619,790	23,819,213
	Outokumpu Oyj	2,082,311	10,773,152
# *	Pihlajalinna Oyj	80,774	767,015
	Ponsse Oyj	71,199	2,496,834
*	QT Group Oyj	54,468	4,517,761
	Raisio Oyj, Class V	920,091	1,945,105
	Rapala VMC Oyj	116,693	407,412
	Revenio Group Oyj	130,931	4,631,845
Ω	Rovio Entertainment Oyj	34,124	345,231

The Continental Small Company Series
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Sanoma Oyj	576,174	$4,558,548
	Taaleri Oyj	8,120	86,755
#	Talenom Oyj	7,120	52,114
*	Teleste Oyj	52,966	207,665
Ω	Terveystalo Oyj	145,253	1,179,050
	TietoEVRY Oyj	541,966	13,826,957
	Tokmanni Group Corp.	320,158	4,944,261
	Uponor Oyj	366,871	11,609,271
	Vaisala Oyj, Class A	125,217	5,077,597
	Valmet Oyj	912,291	24,199,188
#	Verkkokauppa.com Oyj	13,945	40,690
#	Viking Line Abp	11,073	205,871
	Wartsila Oyj Abp	2,276,158	28,595,023
# *	WithSecure Oyj	687,923	758,874
#	YIT Oyj	701,775	1,693,266
TOTAL FINLAND			264,921,068
FRANCE — (11.4%)
	ABC arbitrage	127,460	832,757
*	Air France-KLM	2,133,951	3,685,063
	AKWEL	65,968	1,187,716
Ω	ALD SA	212,268	2,255,238
	Altamir	136,094	4,114,262
	Alten SA	144,006	20,741,736
	Arkema SA	101,188	10,912,013
#	Assystem SA	61,561	3,097,380
*	Atos SE	463,767	4,817,350
	Aubay	41,362	1,942,215
	Axway Software SA	39,509	1,037,703
*	Bastide le Confort Medical	18,680	565,038
	Beneteau SA	251,906	4,112,785
#	Bigben Interactive	98,829	514,543
	Boiron SA	33,957	1,878,955
	Bonduelle SCA	99,470	1,183,951
* ††	Bourbon Corp.	28,851	0
# *	Casino Guichard Perrachon SA	253,877	661,782
	Catana Group	47,853	387,739
	Cegedim SA	39,170	921,438
*	CGG SA	4,358,311	3,066,340
#	Chargeurs SA	108,477	1,333,769
	Cie des Alpes	132,954	1,955,200
	Cie Plastic Omnium SA	346,887	6,755,544
# *	Claranova SE	66,462	111,340
#	Clariane SE	461,522	3,593,768
	Coface SA	753,718	11,041,131
	Derichebourg SA	674,729	4,160,006
*	Ekinops SAS	7,393	65,084
	Electricite de Strasbourg SA	21,112	2,158,334
* Ω	Elior Group SA	785,050	2,000,807
	Elis SA	1,272,724	26,294,614
	Equasens	9,004	828,733
	Eramet SA	75,959	6,395,468
# *	Esso SA Francaise	4,117	231,024
	Etablissements Maurel et Prom SA	365,012	1,721,503
	Eurazeo SE	183,455	11,201,714
Ω	Euronext NV	17,778	1,353,149
#	Eutelsat Communications SA	1,169,230	7,876,133
*	Exail Technologies SA	1,490	30,384
	Exel Industries, Class A	10,459	618,772

The Continental Small Company Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Fnac Darty SA	99,412	$3,465,639
*	Forvia	819,383	20,590,162
*	Gaumont SA	10,715	1,146,446
	Gaztransport Et Technigaz SA	159,757	19,484,482
#	GEA	2,433	250,077
*	Genfit SA	11,113	40,701
*	GL Events	58,364	1,181,706
	Groupe Crit	22,187	1,913,018
	Groupe SFPI	21,754	46,002
	Guerbet	35,476	833,278
*	Haulotte Group SA	73,020	243,376
	HEXAOM	2,646	44,204
*	ID Logistics Group	15,056	4,317,421
	Imerys SA	226,467	7,864,113
	Infotel SA	637	36,961
	Interparfums SA	20,663	1,491,421
	IPSOS	294,055	14,699,805
	Jacquet Metals SACA	93,637	1,868,309
*	JCDecaux SE	272,456	5,105,615
	Kaufman & Broad SA	119,181	3,280,991
Ω	La Francaise des Jeux SAEM	19,919	760,455
	Laurent-Perrier	13,997	1,893,290
	Lectra	109,568	3,489,596
	Linedata Services	3,353	210,927
#	LISI	43,979	1,149,560
#	LNA Sante SA	32,778	1,055,333
Ω	Maisons du Monde SA	170,760	1,792,941
	Manitou BF SA	67,613	1,951,630
	Mersen SA	148,786	7,002,875
	Metropole Television SA	222,705	3,145,867
# *	Nacon SA	64,505	140,648
Ω	Neoen SA	70,361	2,313,559
	Nexans SA	195,817	17,384,684
	Nexity SA	245,829	4,162,464
	NRJ Group	87,189	659,440
	Oeneo SA	118,076	1,778,809
# *	OL Groupe SA	10,735	35,388
# *	Plastiques Du Val De Loire	14,341	45,103
*	Prodways Group SA	7,107	14,809
	Quadient SA	218,384	4,868,727
# * ††	Recylex SA	102,008	0
	Rexel SA	1,366,312	32,958,529
	Robertet SA	202	184,086
	Rothschild & Co.	141,200	5,998,483
	Rubis SCA	583,605	14,390,731
	Samse SACA	7,930	1,647,775
	Savencia SA	35,032	2,088,133
	SCOR SE	802,342	23,978,363
	SEB SA	92,528	10,358,128
	Seche Environnement SA	21,328	2,730,850
	SES SA	1,913,985	12,399,748
# *	SES-imagotag SA	181	23,409
* Ω	SMCP SA	74,230	556,957
	Societe BIC SA	145,796	8,913,199
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	37,677	4,558,965
	Societe pour l'Informatique Industrielle	57,629	3,371,281
*	SOITEC	140,476	27,607,535
	Sopra Steria Group SACA	120,549	26,211,588
	SPIE SA	884,744	26,558,198

The Continental Small Company Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
* Ω	SRP Groupe SA	56,827	$81,145
	Stef SA	25,714	3,116,997
	Sword Group	37,845	1,768,593
	Synergie SE	67,143	2,432,962
	Technip Energies NV	578,130	13,176,741
	Television Francaise 1	398,119	3,255,736
	TFF Group	8,661	416,791
	Thermador Groupe	37,127	3,290,770
#	Tikehau Capital SCA	34,883	887,732
	Totalenergies EP Gabon	4,026	796,420
	Trigano SA	61,206	8,962,459
*	Ubisoft Entertainment SA	419,581	14,111,218
	Valeo	1,075,406	24,308,667
*	Vallourec SA	640,456	8,355,782
# *	Vantiva SA	81,942	17,269
Ω	Verallia SA	311,752	13,818,527
	Vetoquinol SA	11,317	1,148,212
	Vicat SA	108,897	3,701,689
	VIEL & Cie SA	156,945	1,329,544
	Virbac SA	28,519	8,784,191
# *	Voltalia SA	19,355	336,303
	Vranken-Pommery Monopole SA	16,787	330,522
	Wavestone	9,891	587,202
* Ω	X-Fab Silicon Foundries SE	181,654	2,201,822
*	Xilam Animation SA	415	11,405
TOTAL FRANCE			621,166,970
GERMANY — (14.0%)
	1&1 AG	246,009	2,804,694
	7C Solarparken AG	139,107	581,280
#	Adesso SE	7,617	889,619
*	Adtran Networks SE	3,098	68,103
	AIXTRON SE	241,711	9,589,321
	All for One Group SE	4,503	193,584
#	Allgeier SE	52,714	1,398,670
	Amadeus Fire AG	12,066	1,432,930
# *	Aroundtown SA	1,664,654	2,586,231
	Atoss Software AG	16,832	4,087,048
	Aurubis AG	205,349	19,329,961
# * Ω	Auto1 Group SE	134,881	1,453,504
	Basler AG	90,964	1,491,589
#	BayWa AG	104,518	4,380,142
	BayWa AG	124	6,878
	Bechtle AG	398,488	17,538,898
Ω	Befesa SA	155,717	5,967,773
	Bertrandt AG	35,492	1,863,820
	Bijou Brigitte AG	23,602	1,191,331
	Bilfinger SE	191,469	6,931,985
*	Borussia Dortmund GmbH & Co. KGaA	608,880	2,907,598
	CANCOM SE	235,664	6,785,418
*	CECONOMY AG	942,060	2,822,837
	CENIT AG	57,781	800,128
	Cewe Stiftung & Co. KGAA	46,734	4,830,154
	CompuGroup Medical SE & Co. KgaA	182,554	9,271,146
	CropEnergies AG	184,720	1,858,338
	CTS Eventim AG & Co. KGaA	295,612	20,174,327
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	717,957
#	Dermapharm Holding SE	81,559	3,983,993
	Deutsche Beteiligungs AG	109,226	3,639,129

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
# Ω	Deutsche Pfandbriefbank AG	1,181,375	$9,832,467
	Deutz AG	674,170	3,709,501
#	DIC Asset AG	375,149	1,847,877
	DMG Mori AG	2,499	116,781
# *	Dr Hoenle AG	33,927	842,995
	Draegerwerk AG & Co. KGaA	20,098	892,270
	Duerr AG	380,248	11,863,921
Ω	DWS Group GmbH & Co. KGaA	39,586	1,389,738
	Eckert & Ziegler Strahlen- und Medizintechnik AG	102,697	4,064,426
	EDAG Engineering Group AG	51,353	612,958
	Elmos Semiconductor SE	12,526	1,115,666
	ElringKlinger AG	186,081	1,595,766
# *	Encavis AG	535,606	8,980,934
	Energiekontor AG	16,002	1,389,738
*	Evotec SE	92,877	2,446,537
	Fabasoft AG	509	10,259
	Fielmann AG	152,624	7,841,368
# *	flatexDEGIRO AG	209,346	2,063,678
*	Fraport AG Frankfurt Airport Services Worldwide	222,303	11,745,364
	Freenet AG	931,981	23,069,485
	FUCHS SE	140,155	4,626,056
	GEA Group AG	126,045	5,349,578
	Gerresheimer AG	237,822	28,168,537
	Gesco SE	55,404	1,383,567
	GFT Technologies SE	153,954	4,467,739
# *	Global Fashion Group SA	76,275	43,977
*	Grand City Properties SA	541,742	4,467,766
	GRENKE AG	27,404	755,823
	H&R GmbH & Co. KGaA	71,674	415,155
#	Hamburger Hafen und Logistik AG	168,075	2,209,176
	Hawesko Holding SE	313	12,838
# *	Heidelberger Druckmaschinen AG	1,768,422	2,818,036
*	HelloFresh SE	661,820	18,871,857
	Hensoldt AG	161,719	5,498,449
*	Highlight Communications AG	98,406	365,873
	Hochtief AG	119,867	11,807,506
	Hornbach Holding AG & Co. KGaA	55,881	4,519,952
	Hugo Boss AG	412,000	33,268,401
*	Hypoport SE	998	208,235
	Indus Holding AG	134,939	3,611,236
	Init Innovation in Traffic Systems SE	37,723	1,290,200
Ω	Instone Real Estate Group SE	54,151	376,291
#	IVU Traffic Technologies AG	51,403	847,633
	Jenoptik AG	405,423	13,113,262
Ω	JOST Werke SE	9,357	545,192
	K&S AG	1,091,009	20,831,049
	KION Group AG	195,272	8,182,487
	Kloeckner & Co. SE	482,181	5,106,933
	Knaus Tabbert AG	1,753	115,514
*	Koenig & Bauer AG	88,269	1,694,031
#	Kontron AG	341,210	7,421,063
	Krones AG	112,199	13,520,257
	KSB SE & Co. KGaA	3,293	2,356,805
	KWS Saat SE & Co. KGaA	83,735	5,271,616
	Lanxess AG	572,100	19,294,753
*	LEG Immobilien SE	169,775	12,003,528
	Leifheit AG	59,026	1,235,960
# *	Manz AG	25,270	469,405
*	Mediclin AG	78,748	266,830

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	Medigene AG	116,971	$246,583
*	METRO AG	885,556	7,700,072
	MLP SE	449,086	2,694,518
# *	Nagarro SE	55,323	5,241,074
	Nemetschek SE	54,404	3,958,925
	New Work SE	18,882	2,223,499
	Nexus AG	93,504	5,977,110
# *	Nordex SE	653,148	9,229,343
	Norma Group SE	207,966	3,669,251
	OHB SE	39,251	1,366,187
	PATRIZIA SE	286,039	2,926,649
	Pfeiffer Vacuum Technology AG	47,911	7,933,109
	PNE AG	208,939	3,060,100
	ProSiebenSat.1 Media SE	1,115,309	11,087,600
	PSI Software AG	70,738	2,188,645
*	PVA TePla AG	92,968	2,189,826
	PWO AG	8,558	310,951
*	q.beyond AG	644,117	474,537
*	R Stahl AG	14,952	365,028
# * Ω	Redcare Pharmacy NV	16,410	1,902,629
	RTL Group SA	12,154	524,993
	SAF-Holland SE	265,527	3,794,273
	Salzgitter AG	246,522	8,543,350
	Schloss Wachenheim AG	6,929	125,170
Ω	Scout24 SE	253,054	16,728,304
#	Secunet Security Networks AG	8,631	1,980,249
# *	SGL Carbon SE	341,797	2,859,704
	Siltronic AG	113,468	9,988,893
	Sixt SE	95,986	11,574,140
# *	SMA Solar Technology AG	64,977	6,194,797
#	SNP Schneider-Neureither & Partner SE	3,170	116,761
	Software AG	389,063	13,357,615
	Stabilus SE	170,178	9,702,179
	STRATEC SE	29,220	1,640,056
	Stroeer SE & Co. KGaA	201,729	9,755,903
	Suedzucker AG	520,927	9,018,426
	SUESS MicroTec SE	150,279	3,749,288
	Surteco Group SE	47,139	916,591
*	SUSE SA	1,660	19,554
	Synlab AG	34,355	340,246
*	TAG Immobilien AG	1,190,336	13,380,054
	Takkt AG	238,780	3,430,562
* Ω	TeamViewer SE	777,826	13,221,984
	Technotrans SE	46,673	1,365,731
	thyssenkrupp AG	2,842,592	22,599,667
	United Internet AG	132,455	1,982,994
#	VERBIO Vereinigte BioEnergie AG	164,745	8,030,757
*	Vitesco Technologies Group AG, Class A	59,576	5,095,174
	Vossloh AG	77,102	3,457,592
	Wacker Chemie AG	48,293	7,504,143
	Wacker Neuson SE	223,411	5,794,965
	Washtec AG	81,427	3,132,284
*	Westwing Group SE	41,567	367,176
	Wuestenrot & Wuerttembergische AG	123,321	2,134,231
#	Zeal Network SE	35,034	1,348,986
TOTAL GERMANY			762,345,109
GREECE — (0.0%)
* ††	Neorion Holdings SA	14,991	0

The Continental Small Company Series
CONTINUED
		Shares	Value»
IRELAND — (1.2%)
	Bank of Ireland Group PLC	3,506,662	$36,998,109
	Cairn Homes PLC	1,929,630	2,316,819
*	Dalata Hotel Group PLC	411,870	1,926,882
	FBD Holdings PLC	142,812	2,032,713
	Glanbia PLC	1,136,976	17,498,277
* Ω	Glenveagh Properties PLC	1,076,628	1,271,351
	Irish Continental Group PLC	820,853	4,392,062
*	Permanent TSB Group Holdings PLC	268,168	672,260
TOTAL IRELAND			67,108,473
ISRAEL — (2.2%)
#	Adgar Investment & Development Ltd.	105,459	139,717
*	Afcon Holdings Ltd.	3,064	78,460
# *	AFI Properties Ltd.	100,052	4,059,697
	Africa Israel Residences Ltd.	13,924	682,108
# *	Allot Ltd.	189,485	469,791
#	Alrov Properties & Lodgings Ltd.	49,832	2,217,771
	Arad Ltd.	28,474	447,844
	AudioCodes Ltd.	27,040	275,714
#	Aura Investments Ltd.	334,602	726,347
#	Automatic Bank Services Ltd.	11,760	48,612
*	Avgol Industries 1953 Ltd.	468,925	181,366
# *	Azorim-Investment Development & Construction Co. Ltd.	522,253	1,815,336
*	Bet Shemesh Engines Holdings 1997 Ltd.	32,157	873,046
#	Blue Square Real Estate Ltd.	37,333	2,281,641
*	Brack Capital Properties NV	17,200	1,888,937
*	Camtek Ltd.	26,984	1,247,211
	Carasso Motors Ltd.	132,164	601,644
*	Cellcom Israel Ltd.	490,929	1,741,726
*	Ceragon Networks Ltd.	266,244	537,813
*	Clal Insurance Enterprises Holdings Ltd.	322,725	4,915,901
# *	Compugen Ltd.	113,943	127,473
#	Danel Adir Yeoshua Ltd.	23,788	1,877,733
	Delek Automotive Systems Ltd.	262,734	1,902,798
	Delta Galil Ltd.	72,373	2,855,448
	Dor Alon Energy in Israel 1988 Ltd.	17,532	342,298
#	Electra Consumer Products 1970 Ltd.	41,757	1,042,978
	Electra Ltd.	1,519	668,778
	Electra Real Estate Ltd.	44,441	557,902
# *	Ellomay Capital Ltd.	2,597	44,375
*	Equital Ltd.	130,022	3,921,123
	FMS Enterprises Migun Ltd.	19,186	605,887
	Formula Systems 1985 Ltd.	64,490	4,679,690
	Formula Systems 1985 Ltd., Sponsored ADR	640	46,400
	Fox Wizel Ltd.	46,063	3,843,180
	Gav-Yam Lands Corp. Ltd.	407,853	2,928,159
*	Gilat Satellite Networks Ltd.	232,229	1,460,721
# *	Hagag Group Real Estate Development	16,780	63,038
	Harel Insurance Investments & Financial Services Ltd.	329,088	2,595,536
	Hilan Ltd.	105,824	5,182,478
	IDI Insurance Co. Ltd.	44,135	912,458
# *	IES Holdings Ltd.	1,354	93,958
	Ilex Medical Ltd.	4,067	84,125
#	Inrom Construction Industries Ltd.	367,899	1,341,439
	Isracard Ltd.	187,018	775,568
	Israel Canada T.R Ltd.	220,206	545,229
#	Israel Land Development Co. Ltd.	81,564	768,306
	Isras Investment Co. Ltd.	6,184	1,267,650
#	Issta Ltd.	16,875	363,931

The Continental Small Company Series
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Kamada Ltd.	207,244	$1,037,562
	Kardan Real Estate Enterprise & Development Ltd.	24,718	26,461
	Kerur Holdings Ltd.	33,018	760,423
#	Klil Industries Ltd.	5,696	284,281
#	Lahav L.R. Real Estate Ltd.	9,407	9,095
	Levinstein Properties Ltd.	377	7,832
	M Yochananof & Sons Ltd.	5,479	249,092
	Magic Software Enterprises Ltd.	150,692	1,907,299
#	Malam - Team Ltd.	10,222	175,209
	Matrix IT Ltd.	222,812	4,453,585
	Max Stock Ltd.	7,391	16,215
#	Maytronics Ltd.	166,504	2,267,841
	Mediterranean Towers Ltd.	434,044	999,288
#	Mega Or Holdings Ltd.	85,860	1,893,848
*	Mehadrin Ltd.	1,666	68,028
*	Meitav Investment House Ltd.	154,313	565,862
	Menora Mivtachim Holdings Ltd.	186,995	3,991,190
	Meshulam Levinstein Contracting & Engineering Ltd.	310	24,841
#	Migdal Insurance & Financial Holdings Ltd.	2,039,870	2,522,610
# *	Mivtach Shamir Holdings Ltd.	30,255	810,464
	Mizrahi Tefahot Bank Ltd.	1	38
	Naphtha Israel Petroleum Corp. Ltd.	193,707	958,764
	Nawi Brothers Ltd.	68,328	473,515
*	Neto Malinda Trading Ltd.	4,663	83,075
# *	Neto ME Holdings Ltd.	12,167	257,709
	Novolog Ltd.	200,415	110,749
	Oil Refineries Ltd.	11,155,944	3,566,146
#	One Software Technologies Ltd.	48,820	648,223
	Palram Industries 1990 Ltd.	1,112	8,752
*	Partner Communications Co. Ltd.	800,684	3,416,342
*	Paz Oil Co. Ltd.	61,298	6,664,671
*	Perion Network Ltd.	100,470	3,632,539
	Plasson Industries Ltd.	20,677	916,802
	Prashkovsky Investments & Construction Ltd.	10,063	233,601
*	Priortech Ltd.	9,623	234,002
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	51,979	3,139,667
	Retailors Ltd.	1,167	25,237
# *	Scope Metals Group Ltd.	47,550	1,669,798
*	Shikun & Binui Ltd.	26,345	72,138
#	Summit Real Estate Holdings Ltd.	215,385	2,984,773
	Suny Cellular Communication Ltd.	312,529	118,245
	Tadiran Group Ltd.	16,406	1,318,621
Ω	Tamar Petroleum Ltd.	38,322	164,094
*	Tel Aviv Stock Exchange Ltd.	17,609	93,779
*	Tera Light Ltd.	45,638	79,401
	Tiv Taam Holdings 1 Ltd.	39,749	63,421
#	Victory Supermarket Chain Ltd.	5,213	51,408
#	YH Dimri Construction & Development Ltd.	19,002	1,342,528
TOTAL ISRAEL			120,528,410
ITALY — (9.7%)
	A2A SpA	9,515,032	18,154,287
	ACEA SpA	305,211	3,739,400
# *	Aeffe SpA	177,250	226,360
	Amplifon SpA	20,849	705,365
Ω	Anima Holding SpA	1,683,882	6,488,305
	Aquafil SpA	83,333	337,869
	Ariston Holding NV	15,940	148,575
	Arnoldo Mondadori Editore SpA	1,088,121	2,563,663

The Continental Small Company Series
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Ascopiave SpA	464,943	$1,167,701
# *	Avio SpA	109,068	1,087,081
	Azimut Holding SpA	751,074	17,734,786
	Banca Generali SpA	447,354	16,758,129
	Banca IFIS SpA	241,396	4,263,259
	Banca Mediolanum SpA	879,592	8,546,924
*	Banca Monte dei Paschi di Siena SpA	895,986	2,587,517
	Banca Popolare di Sondrio SPA	2,658,037	12,840,288
	Banca Profilo SpA	1,711,765	396,921
Ω	Banca Sistema SpA	335,410	442,975
	Banco BPM SpA	9,876,720	49,423,574
	Banco di Desio e della Brianza SpA	241,954	904,538
Ω	BFF Bank SpA	613,042	6,919,640
	Biesse SpA	17,661	238,009
#	BPER Banca	7,198,401	24,908,653
	Brembo SpA	858,126	12,146,493
	Brunello Cucinelli SpA	248,717	21,029,137
	Buzzi SpA	627,802	17,840,803
	Cairo Communication SpA	517,160	991,253
Ω	Carel Industries SpA	55,098	1,577,030
	Cementir Holding NV	361,114	3,408,213
*	CIR SpA-Compagnie Industriali	2,451,737	1,091,009
	Credito Emiliano SpA	550,214	4,703,815
	d'Amico International Shipping SA	273,417	1,132,977
	Danieli & C Officine Meccaniche SpA	107,026	2,056,957
	Danieli & C Officine Meccaniche SpA	101,349	2,507,299
#	Datalogic SpA	16,509	122,809
	De' Longhi SpA	361,018	9,160,663
	DiaSorin SpA	3,368	377,863
#	Digital Bros SpA	34,830	538,290
Ω	doValue SpA	91,134	455,256
	El.En. SpA	15,382	182,741
	Elica SpA	166,709	470,527
	Emak SpA	428,432	496,794
Ω	Enav SpA	485,178	2,086,224
	ERG SpA	281,165	8,082,263
	Esprinet SpA	220,835	1,298,818
*	Eurotech SpA	207,209	703,359
	Fila SpA	145,425	1,295,166
# *	Fincantieri SpA	2,290,874	1,314,689
# * ††	Finmatica SpA	5,960	0
	FNM SpA	1,412,345	666,459
	Gefran SpA	35,925	349,749
*	Geox SpA	356,231	323,063
	GPI SpA	16,644	200,238
	Gruppo MutuiOnline SpA	170,219	6,094,805
	Hera SpA	5,400,110	16,767,549
	IMMSI SpA	1,125,235	595,211
	Interpump Group SpA	361,849	19,687,780
	Iren SpA	4,354,501	8,824,378
	Italgas SpA	3,498,389	20,611,956
	Italmobiliare SpA	77,432	2,128,243
*	Iveco Group NV	939,836	8,913,936
#	IVS Group SA	119,008	653,886
*	KME Group SpA	1,219,244	1,333,308
	Leonardo SpA	2,654,010	35,933,629
	LU-VE SpA	5,064	163,849
#	Maire Tecnimont SpA	1,232,552	5,063,952
# * ††	Mariella Burani Fashion Group SpA	22,744	0

The Continental Small Company Series
CONTINUED
		Shares	Value»
ITALY — (Continued)
	MFE-MediaForEurope NV, Class A	5,182,341	$2,741,820
#	MFE-MediaForEurope NV, Class B	2,477,798	1,911,566
*	Newlat Food SpA	22,549	152,377
	Openjobmetis SpA agenzia per il lavoro	63,079	593,855
	Orsero SpA	19,188	270,581
Ω	OVS SpA	1,531,868	4,209,450
	Pharmanutra SpA	4,175	266,667
	Piaggio & C SpA	1,288,486	5,066,502
Ω	Pirelli & C SpA	2,472,729	13,182,165
Ω	RAI Way SpA	605,946	3,451,288
	Reply SpA	144,434	15,647,565
	Rizzoli Corriere Della Sera Mediagroup SpA	956,821	757,090
*	Sabaf SpA	63,964	1,247,109
*	Safilo Group SpA	204,731	261,069
	Salvatore Ferragamo SpA	189,731	3,089,871
	Sanlorenzo SpA/Ameglia	6,074	235,920
	Saras SpA	3,431,055	4,906,519
	Sesa SpA	51,225	6,001,826
# *	Sogefi SpA	342,301	490,597
	SOL SpA	228,100	6,440,779
	Spaxs SpA	215,211	1,471,781
	Tamburi Investment Partners SpA	855,369	8,299,392
Ω	Technogym SpA	869,611	8,022,144
*	Technoprobe SpA	23,348	213,500
# *	Telecom Italia SpA	33,392,426	9,626,082
# *	Tesmec SpA	313,747	44,491
	Tinexta SpA	75,201	1,404,559
*	Tod's SpA	6,502	295,279
	TXT e-solutions SpA	73,775	1,768,148
# Ω	Unieuro SpA	107,926	1,151,690
	Unipol Gruppo SpA	3,090,802	17,208,626
	UnipolSai Assicurazioni SpA	209,584	538,577
	Webuild SpA	1,307,308	2,559,200
	Zignago Vetro SpA	190,091	3,405,908
TOTAL ITALY			530,900,251
NETHERLANDS — (5.4%)
	Aalberts NV	673,240	30,379,618
	Acomo NV	42,326	959,492
*	AFC Ajax NV	13,955	169,736
# * Ω	Alfen NV	73,700	5,114,277
	Allfunds Group PLC	51,438	335,373
	AMG Critical Materials NV	202,999	8,299,611
	APERAM SA	307,685	9,710,247
	Arcadis NV	526,995	23,104,486
	ASR Nederland NV	551,766	25,011,227
*	Avantium NV	12,128	46,827
Ω	B&S Group Sarl	10,048	44,196
# * Ω	Basic-Fit NV	291,843	9,850,946
	BE Semiconductor Industries NV	392,853	46,906,097
	Beter Bed Holding NV	27,380	173,316
	Brunel International NV	161,488	2,248,036
	Corbion NV	389,680	9,157,565
Ω	CTP NV	84,098	1,152,312
	Flow Traders Ltd.	197,621	4,299,262
#	ForFarmers NV	214,677	673,805
*	Fugro NV	633,830	11,301,981
	Heijmans NV, CVA	156,481	2,164,340
*	InPost SA	236,064	2,820,920

The Continental Small Company Series
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Kendrion NV	95,002	$1,773,518
	Koninklijke BAM Groep NV	1,627,674	3,787,356
	Koninklijke Vopak NV	323,414	12,193,292
* Ω	Lucas Bols NV	24,022	278,616
	Nedap NV	33,400	2,233,708
	OCI NV	300,080	8,552,212
	Ordina NV	637,656	3,996,359
*	Pharming Group NV	2,152,610	2,717,010
#	PostNL NV	1,911,269	3,881,160
	SBM Offshore NV	954,640	13,868,984
# *	SIF Holding NV	40,013	567,419
Ω	Signify NV	689,279	21,671,944
	Sligro Food Group NV	133,784	2,582,866
# * ††	SRH NV	705,718	0
	TKH Group NV	268,330	14,000,491
*	TomTom NV	440,199	3,845,612
	Van Lanschot Kempen NV	161,411	5,288,972
*	Vivoryon Therapeutics NV	5,400	82,303
TOTAL NETHERLANDS			295,245,492
NORWAY — (2.0%)
	2020 Bulkers Ltd.	70,025	721,466
	ABG Sundal Collier Holding ASA	2,101,943	1,165,806
	AF Gruppen ASA	877	11,767
*	Akastor ASA	830,542	894,742
# *	Aker BioMarine ASA	10,134	41,793
# *	Aker Carbon Capture ASA	220,317	334,174
	Aker Solutions ASA	1,001,038	4,449,818
	AMSC ASA	265,426	1,053,041
*	ArcticZymes Technologies ASA	77,341	285,952
	Atea ASA	374,402	5,084,669
# *	Atlantic Sapphire ASA	81,600	49,619
	Austevoll Seafood ASA	10,091	75,767
Ω	Avance Gas Holding Ltd.	19,594	167,400
*	Axactor ASA	747,629	410,781
	B2Holding ASA	1,120,740	772,482
	Belships ASA	333,876	597,238
*	BLUENORD ASA	21,277	935,595
	Bonheur ASA	141,934	3,567,229
# *	Borr Drilling Ltd.	316,304	2,710,213
	Borregaard ASA	462,090	7,541,463
	Bouvet ASA	68,110	419,004
*	BW Energy Ltd.	374,754	1,113,589
Ω	BW LPG Ltd.	635,864	6,805,124
	BW Offshore Ltd.	718,449	1,967,666
# *	Cadeler AS	63,427	263,251
*	Cloudberry Clean Energy ASA	19,690	22,945
* Ω	Crayon Group Holding ASA	206,427	2,197,954
#	DNO ASA	3,077,532	3,338,341
	Elopak ASA	6,452	14,097
Ω	Europris ASA	1,154,131	7,001,624
	FLEX LNG Ltd.	201,947	6,404,591
#	Golden Ocean Group Ltd.	13,613	106,668
	Grieg Seafood ASA	270,778	1,951,157
*	Hexagon Composites ASA	685,189	2,044,294
# *	Hexagon Purus ASA	235,168	478,766
	Hoegh Autoliners ASA	14,972	86,535
# *	IDEX Biometrics ASA	594,228	40,174
*	Kahoot! ASA	468,064	1,610,095

The Continental Small Company Series
CONTINUED
		Shares	Value»
NORWAY — (Continued)
Ω	Kid ASA	35,988	$288,756
	Kitron ASA	516,440	1,908,693
Ω	Klaveness Combination Carriers ASA	2,957	20,863
*	Kongsberg Automotive ASA	4,586,574	1,144,767
*	LINK Mobility Group Holding ASA	51,820	72,364
	Medistim ASA	2,163	55,429
*	Morrow Bank ASA	33,724	14,985
	MPC Container Ships ASA	1,617,992	3,018,547
Ω	Multiconsult ASA	2,534	38,479
* Ω	Norske Skog ASA	259,994	1,165,655
*	Northern Ocean Ltd.	64,314	88,010
*	Norwegian Air Shuttle ASA	842,208	840,666
*	NRC Group ASA	38,228	41,074
*	Odfjell Drilling Ltd.	636,267	1,809,135
	Odfjell SE, Class A	138,332	1,261,751
	Odfjell Technology Ltd.	97,767	497,899
*	OKEA ASA	78,091	294,631
Ω	Okeanis Eco Tankers Corp.	18,140	440,450
	Olav Thon Eiendomsselskap ASA	68,497	1,146,279
#	Otello Corp. ASA	27,272	24,757
	Panoro Energy ASA	63,209	192,583
	Pareto Bank ASA	47,843	253,727
*	PGS ASA	3,713,572	2,611,383
# *	PhotoCure ASA	18,163	88,932
# * Ω	poLight ASA	5,744	7,216
	Protector Forsikring ASA	436,859	7,135,659
*	REC Silicon ASA	1,933,238	3,295,312
Ω	Scatec ASA	172,255	1,439,710
*	SD Standard ETC PLC	271,994	50,478
	Selvaag Bolig ASA	313,218	994,591
* Ω	Shelf Drilling Ltd.	163,635	401,947
*	Siem Offshore, Inc.	10,249	21,100
*	Solstad Offshore ASA	29,716	70,507
	Sparebank 1 Oestlandet	26,309	330,617
	SpareBank 1 Sorost-Norge	1,788	8,815
	Stolt-Nielsen Ltd.	188,450	4,659,525
# *	Ultimovacs ASA	24,075	183,125
	Veidekke ASA	638,830	7,202,735
*	Volue ASA	168	355
	Wilh Wilhelmsen Holding ASA, Class A	68,812	1,878,269
# Ω	XXL ASA	964,788	146,549
TOTAL NORWAY			111,883,215
PORTUGAL — (0.9%)
#	Altri SGPS SA	472,047	2,219,641
*	Banco Comercial Portugues SA, Class R	49,853,259	13,615,169
	Corticeira Amorim SGPS SA	118,864	1,347,202
	CTT-Correios de Portugal SA	528,407	2,085,771
# *	Greenvolt-Energias Renovaveis SA	156,250	1,091,646
	Ibersol SGPS SA	52,494	399,492
	Mota-Engil SGPS SA	641,747	1,766,315
#	Navigator Co. SA	1,749,202	6,131,237
#	NOS SGPS SA	1,249,791	4,745,556
	REN - Redes Energeticas Nacionais SGPS SA	2,925,105	7,987,393
	Sonae SGPS SA	6,718,077	7,304,301
TOTAL PORTUGAL			48,693,723

The Continental Small Company Series
CONTINUED
		Shares	Value»
SPAIN — (6.0%)
	Acerinox SA	1,095,358	$11,531,276
* ††	Adveo Group International SA	84,445	0
Ω	Aedas Homes SA	27,692	495,454
	Alantra Partners SA	70,997	789,232
	Almirall SA	478,347	4,588,652
# *	Amper SA	5,458,953	634,862
	Applus Services SA	918,297	9,851,057
	Atresmedia Corp. de Medios de Comunicacion SA	532,026	2,205,369
	Azkoyen SA	67,253	452,638
	Banco de Sabadell SA	36,362,876	44,812,620
	Bankinter SA	4,245,482	27,468,451
	Cia de Distribucion Integral Logista Holdings SA	418,609	11,647,824
	CIE Automotive SA	374,936	11,750,710
	Construcciones y Auxiliar de Ferrocarriles SA	125,517	4,280,226
# *	Deoleo SA	37,749	10,781
*	Distribuidora Internacional de Alimentacion SA	3,729,910	62,652
#	Ebro Foods SA	524,137	9,662,032
*	eDreams ODIGEO SA	427,530	3,138,346
	Elecnor SA	200,108	3,069,078
	Enagas SA	1,457,648	25,868,184
#	Ence Energia y Celulosa SA	820,184	2,497,804
	Ercros SA	605,801	2,126,938
	Faes Farma SA	1,925,995	6,673,775
	Fluidra SA	444,913	9,839,340
	Fomento de Construcciones y Contratas SA	146,289	1,941,240
Ω	Gestamp Automocion SA	769,679	3,736,790
Ω	Global Dominion Access SA	695,411	2,927,296
# *	Grenergy Renovables SA	7,453	224,977
*	Grifols SA	242,623	3,564,206
	Grupo Catalana Occidente SA	268,886	8,989,162
#	Grupo Empresarial San Jose SA	151,317	648,903
	Iberpapel Gestion SA	47,911	843,400
#	Indra Sistemas SA	876,621	12,749,242
#	Laboratorio Reig Jofre SA	15,086	46,384
	Laboratorios Farmaceuticos Rovi SA	113,531	5,450,939
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,560,196	3,452,451
#	Mapfre SA	3,762,216	7,819,609
# *	Melia Hotels International SA	655,346	4,811,119
# Ω	Metrovacesa SA	27,648	222,719
	Miquel y Costas & Miquel SA	193,707	2,438,578
Ω	Neinor Homes SA	90,425	895,241
# *	Obrascon Huarte Lain SA	1,640,095	885,682
# *	Oryzon Genomics SA	35,547	81,137
#	Pharma Mar SA	41,970	1,577,966
	Prim SA	40,283	489,003
*	Promotora de Informaciones SA, Class A	1,330,083	570,540
Ω	Prosegur Cash SA	445,278	311,565
	Prosegur Compania de Seguridad SA	1,128,741	2,075,905
*	Realia Business SA	1,667,905	1,858,779
	Renta 4 Banco SA	442	5,003
#	Sacyr SA	2,977,673	10,179,801
*	Solaria Energia y Medio Ambiente SA	495,187	7,745,345
*	Soltec Power Holdings SA	28,469	130,863
# * Ω	Talgo SA	565,321	2,336,507
	Talgo SA	16,657	68,679
*	Tecnicas Reunidas SA	272,854	2,629,261
	Tubacex SA	738,150	2,366,453
# *	Tubos Reunidos SA	34,204	27,203
# Ω	Unicaja Banco SA	7,884,350	9,202,379

The Continental Small Company Series
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Vidrala SA	129,562	$13,190,873
	Viscofan SA	269,301	17,483,288
	Vocento SA	352,577	269,554
TOTAL SPAIN			327,705,343
SWEDEN — (5.6%)
Ω	AcadeMedia AB	454,275	2,190,438
	AddLife AB, Class B	233,587	1,902,281
	Addnode Group AB	453,006	3,463,333
	AFRY AB	387,681	5,380,103
Ω	Alimak Group AB	490,084	3,563,991
	Alligo AB, Class B	137,415	1,486,537
Ω	Ambea AB	202,079	654,886
*	Annehem Fastigheter AB, Class B	142,899	253,751
#	AQ Group AB	1,834	78,048
	Arise AB	10,971	43,965
	Arjo AB, Class B	1,051,421	4,498,506
	Atrium Ljungberg AB, Class B	140,717	2,759,885
* Ω	Attendo AB	659,451	2,004,416
	Balco Group AB	979	4,016
#	BE Group AB	3,385	27,773
	Beijer Alma AB	304,748	5,575,138
	Bergman & Beving AB	207,826	3,079,914
*	Besqab AB	65,886	168,892
	Betsson AB, Class B	887,419	10,737,702
# *	Better Collective AS	79,678	1,829,749
# *	BHG Group AB	351,076	651,690
	Bilia AB, Class A	585,208	6,150,130
*	BioInvent International AB	39,595	66,857
	Biotage AB	384,950	4,751,690
	Bjorn Borg AB	13,009	50,129
#	Bonava AB, Class B	501,347	943,291
# * Ω	Boozt AB	148,220	1,765,137
Ω	Bravida Holding AB	547,647	4,401,496
	Bufab AB	227,752	6,666,589
	Bulten AB	94,281	720,537
	Bure Equity AB	346,244	7,366,441
*	Byggmax Group AB	379,976	1,246,077
	Catella AB	89,746	250,637
	Catena AB	189,397	7,275,753
# *	Catena Media PLC	330,046	777,569
*	Cavotec SA	79,682	103,811
	Cellavision AB	39,302	819,889
	Cibus Nordic Real Estate AB	27,704	311,529
#	Clas Ohlson AB, Class B	247,823	2,018,531
	Cloetta AB, Class B	1,321,446	2,365,616
*	Collector Bank AB	288,079	933,969
	Concentric AB	339,818	6,057,467
Ω	Coor Service Management Holding AB	466,542	2,145,858
#	Corem Property Group AB, Class B	3,766,156	2,540,308
	Dedicare AB, Class B	4,184	37,727
	Dios Fastigheter AB	770,250	5,252,173
Ω	Dometic Group AB	173,379	1,291,886
	Duni AB	213,142	1,910,458
* Ω	Dustin Group AB	495,393	1,292,231
	Eastnine AB	126,421	1,333,421
	Elanders AB, Class B	74,315	712,284
	Electrolux Professional AB, Class B	495,769	2,793,060
* Ω	Eltel AB	206,068	153,367

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
# *	Enea AB	99,847	$507,331
	Eolus Vind AB, Class B	37,209	265,236
	Ependion AB	93,898	1,320,308
	eWork Group AB	38,753	478,338
	Fagerhult Group AB	274,188	1,401,498
	FastPartner AB, Class A	21,544	96,856
	FastPartner AB, Class D	35	178
	Fenix Outdoor International AG	19,605	1,170,849
# *	Fingerprint Cards AB, Class B	544,311	114,337
#	G5 Entertainment AB	38,310	751,808
	GARO AB	23,361	129,398
	Granges AB	825,954	8,436,211
	Hanza AB	36,730	296,371
	Heba Fastighets AB, Class B	269,814	712,221
	Hemnet Group AB	17,308	306,602
#	Hexatronic Group AB	146,280	1,108,453
	HMS Networks AB	130,562	5,272,213
* Ω	Hoist Finance AB	369,945	1,127,372
*	Humana AB	135,681	358,234
	IAR Systems Group AB	1,213	10,561
#	Instalco AB	577,890	2,273,741
# *	International Petroleum Corp.	449,866	4,240,221
#	Intrum AB	132,234	1,030,261
	Inwido AB	450,814	4,974,707
	JM AB	431,177	6,774,617
# *	Karnov Group AB	87,368	412,885
# *	K-fast Holding AB	9,734	18,598
	KNOW IT AB	174,673	2,467,597
	Lagercrantz Group AB, Class B	971,045	11,695,791
#	Lime Technologies AB	15,348	403,198
	Lindab International AB	580,067	8,993,179
	Loomis AB	343,148	10,010,503
# *	Maha Energy AB	148,058	122,364
*	Medcap AB	6,064	181,791
	MEKO AB	254,364	2,655,023
#	MIPS AB	107,529	4,868,362
*	Modern Times Group MTG AB, Class B	576,495	3,749,624
	Momentum Group AB	137,415	1,396,136
Ω	Munters Group AB	195,522	2,481,642
	Mycronic AB	418,095	8,997,297
	NCAB Group AB	138,076	826,295
	NCC AB, Class B	410,725	4,423,046
	Nederman Holding AB	33,980	665,458
*	Net Insight AB, Class B	2,224,384	954,343
#	New Wave Group AB, Class B	831,248	7,538,506
	Nilorngruppen AB, Class B	7,191	37,519
*	Nobia AB	820,940	887,491
	Nolato AB, Class B	1,473,007	6,088,328
	Nordic Paper Holding AB	14,413	42,366
	Nordic Waterproofing Holding AB	83,900	1,162,424
*	Note AB	58,972	998,796
	NP3 Fastigheter AB	175,554	2,947,225
	Nyfosa AB	1,209,815	7,674,892
	OEM International AB, Class B	298,041	2,415,151
# *	Orron Energy AB	484,554	560,155
*	Ovzon AB	1,938	4,403
*	OX2 AB, Class A	44,881	280,778
	Pandox AB	22,417	264,331
	Peab AB, Class B	291,409	1,289,091

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Platzer Fastigheter Holding AB, Class B	246,091	$1,870,396
	Prevas AB, Class B	8,542	94,507
#	Pricer AB, Class B	540,789	405,802
	Proact IT Group AB	191,163	1,409,407
	Ratos AB, Class B	1,350,764	4,490,469
*	RaySearch Laboratories AB	160,684	1,089,846
	Rejlers AB	948	11,751
Ω	Resurs Holding AB	605,094	1,466,614
	Rottneros AB	672,020	695,701
	Scandi Standard AB	393,395	1,909,545
* Ω	Scandic Hotels Group AB	1,043,374	4,114,520
*	Sdiptech AB, Class B	36,445	1,005,028
#	Sensys Gatso Group AB	43,904	310,241
# * Ω	Sinch AB	1,134,761	2,941,114
	SkiStar AB	322,137	3,497,757
	Solid Forsakring AB	86,686	527,693
*	Stendorren Fastigheter AB	6,293	107,021
*	Stillfront Group AB	1,232,742	2,281,341
	Storskogen Group AB, Class B	162,023	166,775
	Systemair AB	360,836	2,561,694
	Tethys Oil AB	125,374	631,995
*	TF Bank AB	5,604	80,410
*	Tobii AB	14,796	27,208
	Troax Group AB	226,249	4,074,985
*	Truecaller AB, Class B	7,785	30,839
	VBG Group AB, Class B	29,053	542,507
# *	Viaplay Group AB	99,654	432,649
	Vitec Software Group AB, Class B	53,644	3,055,704
	Volati AB	5,223	49,175
	XANO Industri AB, Class B	5,023	53,545
TOTAL SWEDEN			305,469,681
SWITZERLAND — (18.6%)
	Accelleron Industries AG	63,947	1,684,710
	Adecco Group AG	573,691	23,380,392
	Allreal Holding AG	123,491	22,687,553
	ALSO Holding AG	46,377	10,612,575
*	Aluflexpack AG	721	13,321
# *	ams-OSRAM AG	1,424,857	12,612,171
	APG SGA SA	9,066	1,880,411
	Arbonia AG	334,998	3,886,293
*	Aryzta AG	5,995,177	10,246,304
	Ascom Holding AG	204,173	2,787,359
# *	Autoneum Holding AG	21,603	3,722,759
	Baloise Holding AG	98,975	15,320,224
	Banque Cantonale de Geneve	9,528	2,380,306
	Banque Cantonale du Jura SA	3,848	226,605
	Banque Cantonale Vaudoise	120,220	13,493,659
*	Basilea Pharmaceutica AG	20,690	1,043,107
	Belimo Holding AG	65,574	35,341,087
	Bell Food Group AG	14,480	4,279,726
	Bellevue Group AG	53,834	1,639,156
	Berner Kantonalbank AG	31,172	8,402,514
	BKW AG	161,471	28,894,306
	Bossard Holding AG, Class A	46,297	10,819,978
	Bucher Industries AG	54,010	24,067,553
	Burckhardt Compression Holding AG	11,521	6,789,789
	Burkhalter Holding AG	25,671	2,742,352
	Bystronic AG	9,053	6,342,908

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Calida Holding AG	40,721	$1,681,362
	Carlo Gavazzi Holding AG	3,115	1,308,905
	Cembra Money Bank AG	195,981	14,875,410
# *	Cicor Technologies Ltd.	15,422	785,225
	Cie Financiere Tradition SA	10,067	1,373,364
	Clariant AG	1,148,306	18,816,346
	Coltene Holding AG	26,537	2,144,013
	Comet Holding AG	38,246	10,061,544
#	COSMO Pharmaceuticals NV	11,655	598,574
	Daetwyler Holding AG	19,792	3,915,019
	DKSH Holding AG	234,221	18,899,987
# *	DocMorris AG	4,404	269,519
#	dormakaba Holding AG	24,078	11,740,008
*	Dufry AG	552,791	28,561,855
	EFG International AG	675,403	8,425,866
	Emmi AG	15,822	15,484,238
	Energiedienst Holding AG	83,637	4,018,723
	Evolva Holding SA	39	186
	Feintool International Holding AG	41,542	1,129,883
	Flughafen Zurich AG	145,858	30,877,730
	Forbo Holding AG	8,551	12,301,241
	Fundamenta Real Estate AG	3,191	61,082
Ω	Galenica AG	279,387	22,485,086
# *	GAM Holding AG	1,195,762	711,750
	Georg Fischer AG	626,442	42,783,624
# *	Gurit Holding AG, Class BR	28,958	3,098,377
	Helvetia Holding AG	262,788	38,888,159
	Hiag Immobilien Holding AG	22,952	2,001,487
# *	HOCHDORF Holding AG	6,697	150,544
	Huber & Suhner AG	108,834	9,400,369
	Hypothekarbank Lenzburg AG	6	29,806
	Implenia AG	106,354	5,180,275
*	Ina Invest Holding AG	29,730	587,858
	Inficon Holding AG	14,881	19,077,927
	Interroll Holding AG	5,057	16,175,884
	Intershop Holding AG	10,830	7,475,797
	Investis Holding SA	5,818	622,486
	Jungfraubahn Holding AG	18,335	3,246,949
	Kardex Holding AG	49,410	12,363,242
	Komax Holding AG	22,696	5,579,507
# *	Kudelski SA	217,692	434,612
	Landis & Gyr Group AG	94,470	8,202,770
	LEM Holding SA	3,935	9,463,638
	Liechtensteinische Landesbank AG	64,467	4,471,720
#	Luzerner Kantonalbank AG	118,060	10,148,290
Ω	Medacta Group SA	9,338	1,356,298
Ω	Medmix AG	141,939	3,961,641
	Meier Tobler Group AG	45,826	2,511,094
	Metall Zug AG, Class B	1,139	2,066,431
	Mikron Holding AG	8,692	129,558
	Mobilezone Holding AG	303,156	5,052,369
	Mobimo Holding AG	62,895	18,599,125
	Novavest Real Estate AG	1,614	65,702
	OC Oerlikon Corp. AG	1,191,690	6,479,880
# *	Orascom Development Holding AG	93,520	634,551
#	Orell Fuessli AG	5,028	419,715
	Orior AG	38,713	3,334,686
	Phoenix Mecano AG	4,517	1,827,960
#	Plazza AG, Class A	6,993	2,532,634

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
# * Ω	PolyPeptide Group AG	3,625	$85,452
	PSP Swiss Property AG	337,750	39,800,461
	Rieter Holding AG	14,947	1,662,548
	Romande Energie Holding SA	66,750	3,944,745
	Schaffner Holding AG	3,129	1,030,923
	Schweiter Technologies AG	6,475	4,983,998
# *	Schweizerische Nationalbank	23	121,495
* Ω	Sensirion Holding AG	34,433	3,017,562
	SFS Group AG	124,943	14,852,935
	Siegfried Holding AG	32,647	28,844,558
	SIG Group AG	50,085	1,338,956
	SKAN Group AG	1,479	135,561
	Softwareone Holding AG	167,162	3,577,693
	St Galler Kantonalbank AG	17,612	10,072,926
#	Stadler Rail AG	64,069	2,572,860
	Sulzer AG	139,983	13,742,356
	Swiss Prime Site AG	182,651	17,682,330
*	Swiss Steel Holding AG	3,362,368	539,529
	Swissquote Group Holding SA	82,376	18,657,540
	Temenos AG	306,682	26,375,499
	Thurgauer Kantonalbank	3,152	437,490
#	Tornos Holding AG	26,632	173,742
	TX Group AG	20,220	2,300,822
	u-blox Holding AG	52,337	5,861,257
	Valiant Holding AG	111,863	12,308,616
Ω	VAT Group AG	71,846	30,537,922
	Vaudoise Assurances Holding SA	6,822	3,574,098
	Vetropack Holding AG	67,815	3,417,454
# *	Von Roll Holding AG	378,198	341,840
	Vontobel Holding AG	226,244	15,241,513
	VP Bank AG, Class A	23,375	2,423,921
	VZ Holding AG	91,061	8,477,786
*	V-ZUG Holding AG	10,820	882,551
	Walliser Kantonalbank	19,368	2,491,304
	Warteck Invest AG	56	128,146
	Ypsomed Holding AG	6,376	1,871,935
	Zehnder Group AG	85,771	6,281,969
	Zug Estates Holding AG, Class B	1,186	2,223,082
	Zuger Kantonalbank AG	704	6,245,475
TOTAL SWITZERLAND			1,012,439,849
UNITED STATES — (0.1%)
	ADTRAN Holdings, Inc.	207,959	2,038,563
*	Noble Corp. PLC	14,804	773,631
TOTAL UNITED STATES			2,812,194
TOTAL COMMON STOCKS			5,208,943,461
PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
	Draegerwerk AG & Co. KGaA, 0.419%	59,924	3,009,939
	FUCHS SE, 2.846%	462,258	19,134,577
	Jungheinrich AG, 2.001%	346,549	12,965,683
	Sixt SE, 9.109%	118,586	8,805,958
	STO SE & Co. KGaA, 3.329%	16,969	2,800,907
	Villeroy & Boch AG, 6.366%	41,086	858,617
TOTAL GERMANY			47,575,681

The Continental Small Company Series
CONTINUED
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
* ††	CA Immobilien Anlagen AG Rights	497,492	$0
* ††	S Immo AG Rights 08/11/23	346,922	0
ITALY — (0.0%)
# *	Webuild SpA Warrants 08/02/30	116,038	0
TOTAL RIGHTS/WARRANTS			0
TOTAL INVESTMENT SECURITIES (Cost $4,273,110,151)			5,256,519,142

			Value†
SECURITIES LENDING COLLATERAL — (3.6%)
@ §	The DFA Short Term Investment Fund	17,178,365	198,702,149
TOTAL INVESTMENTS — (100.0%)
(Cost $4,471,796,178)^^			$5,455,221,291

ADR	American Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
Summary of the Series' investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$176,911,859	—	$176,911,859
Belgium	$733,506	204,251,911	—	204,985,417
Denmark	—	355,826,407	—	355,826,407
Finland	—	264,921,068	—	264,921,068
France	—	621,166,970	—	621,166,970
Germany	6,878	762,338,231	—	762,345,109
Ireland	53,310,283	13,798,190	—	67,108,473
Israel	611,301	119,917,109	—	120,528,410
Italy	—	530,900,251	—	530,900,251
Netherlands	—	295,245,492	—	295,245,492
Norway	428,113	111,455,102	—	111,883,215
Portugal	—	48,693,723	—	48,693,723
Spain	—	327,705,343	—	327,705,343
Sweden	—	305,469,681	—	305,469,681
Switzerland	—	1,012,439,849	—	1,012,439,849
United States	—	2,812,194	—	2,812,194
Preferred Stocks
Germany	—	47,575,681	—	47,575,681
Securities Lending Collateral	—	198,702,149	—	198,702,149
TOTAL	$55,090,081	$5,400,131,210	—	$5,455,221,291

The Emerging Markets Series
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.1%)
BRAZIL — (4.1%)
	Ambev SA, ADR	1,642,569	$5,124,815
	Atacadao SA	477,889	1,386,548
	B3 SA - Brasil Bolsa Balcao	2,272,571	7,160,731
	Banco Bradesco SA	714,221	2,242,914
	Banco BTG Pactual SA	559,439	4,023,583
	Banco do Brasil SA	402,150	4,098,252
	Banco Santander Brasil SA	145,083	876,251
	BB Seguridade Participacoes SA	353,143	2,324,041
*	Braskem SA, ADR, Class A	12,695	134,821
	Caixa Seguridade Participacoes SA	427,595	975,681
	CCR SA	1,586,587	4,459,052
	Centrais Eletricas Brasileiras SA	372,941	3,048,199
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	204,500	2,512,598
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	5,133	62,674
	Cia Energetica de Minas Gerais	215,832	841,648
	Cia Paranaense de Energia	156,200	270,202
	Cia Paranaense de Energia, Sponsored ADR	17,400	150,684
	Cia Paranaense de Energia, Class B	39,800	347,353
	Cia Siderurgica Nacional SA, Sponsored ADR	290,091	855,768
	Cia Siderurgica Nacional SA	270,265	791,006
	Cosan SA	949,753	4,004,880
	CPFL Energia SA	123,300	932,947
	Energisa SA	228,135	2,421,379
*	Eneva SA	570,681	1,613,535
	Engie Brasil Energia SA	144,576	1,346,471
	Equatorial Energia SA	587,195	4,164,847
	Gerdau SA, Sponsored ADR	950,988	5,848,577
* Ω	Hapvida Participacoes e Investimentos SA	3,515,355	3,568,323
	Hypera SA	329,591	3,015,196
	Itau Unibanco Holding SA	217,203	1,136,828
	JBS SA	1,100,808	4,371,805
	Klabin SA	1,372,345	6,674,900
	Localiza Rent a Car SA	248,213	3,528,391
	Lojas Renner SA	659,267	2,614,064
*	Magazine Luiza SA	1,590,502	1,126,763
*	Natura & Co. Holding SA	871,310	3,366,394
	Neoenergia SA	166,742	689,359
	Petroleo Brasileiro SA, Sponsored ADR	511,889	6,756,935
	Petroleo Brasileiro SA, Sponsored ADR	227,883	3,345,322
	Petroleo Brasileiro SA	2,733,556	20,122,672
	Porto Seguro SA	177,474	1,074,508
*	PRIO SA	767,105	7,400,546
	Raia Drogasil SA	685,564	4,200,008
Ω	Rede D'Or Sao Luiz SA	209,905	1,598,008
	Rumo SA	606,506	2,980,745
	Sendas Distribuidora SA, ADR	19,967	286,726
	Sendas Distribuidora SA	848,688	2,417,516
	Suzano SA	795,365	8,085,265
	Telefonica Brasil SA	217,562	1,937,412
	TIM SA	1,330,880	4,035,912
	TOTVS SA	323,491	2,022,866
	Ultrapar Participacoes SA	761,463	3,041,826
	Vale SA	2,003,998	29,309,325
	Vale SA, Sponsored ADR, Class B	332,417	4,863,254
	Vibra Energia SA	960,948	3,481,055

The Emerging Markets Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	WEG SA	669,466	$5,651,617
TOTAL BRAZIL			204,722,998
CHILE — (0.5%)
	Banco de Chile, ADR	125,545	2,805,937
	Banco de Credito e Inversiones SA	49,887	1,498,492
	Banco Santander Chile, ADR	78,503	1,656,413
	Banco Santander Chile	557,071	29,741
	Cencosud SA	1,442,234	3,099,545
	Cencosud Shopping SA	386,028	704,007
	Cia Cervecerias Unidas SA	52,332	433,904
#	Cia Cervecerias Unidas SA, Sponsored ADR	22,534	376,994
	Cia Sud Americana de Vapores SA	15,065,911	1,140,343
	Embotelladora Andina SA, ADR, Class B	7,598	124,835
	Empresas CMPC SA	1,090,559	2,152,663
	Empresas COPEC SA	184,965	1,418,746
*	Enel Americas SA	5,601,982	757,218
	Enel Chile SA	16,616,598	1,146,601
	Falabella SA	509,536	1,409,060
	Plaza SA	226,808	364,971
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	89,320	6,581,991
TOTAL CHILE			25,701,461
CHINA — (26.2%)
*	360 Security Technology, Inc., Class A	266,700	443,329
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	110,763	417,263
	Accelink Technologies Co. Ltd., Class A	45,400	193,175
	ADAMA Ltd., Class A	84,400	102,375
	Addsino Co. Ltd., Class A	92,500	124,685
	AECC Aero-Engine Control Co. Ltd., Class A	68,057	220,990
	AECC Aviation Power Co. Ltd., Class A	79,700	451,491
	Agricultural Bank of China Ltd., Class H	14,534,000	5,286,670
	Aier Eye Hospital Group Co. Ltd., Class A	382,105	1,078,253
*	Air China Ltd., Class H	630,000	516,631
*	Alibaba Group Holding Ltd., Sponsored ADR	835,875	85,392,990
*	Alibaba Group Holding Ltd.	3,987,600	50,959,045
*	Alibaba Health Information Technology Ltd.	2,566,000	1,842,433
	All Winner Technology Co. Ltd., Class A	9,200	34,716
	Aluminum Corp. of China Ltd., Class H	7,864,000	3,910,597
*	Amlogic Shanghai Co. Ltd., Class A	8,799	108,655
	Angel Yeast Co. Ltd., Class A	74,500	386,741
	Anhui Anke Biotechnology Group Co. Ltd., Class A	119,100	173,579
	Anhui Conch Cement Co. Ltd., Class H	1,124,000	3,393,238
	Anhui Guangxin Agrochemical Co. Ltd., Class A	98,308	266,157
	Anhui Gujing Distillery Co. Ltd., Class A	11,716	446,236
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	76,664	354,286
	Anhui Kouzi Distillery Co. Ltd., Class A	33,300	284,359
	Anhui Yingjia Distillery Co. Ltd., Class A	38,000	371,903
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	119,800	227,042
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	2,089	43,482
	Anjoy Foods Group Co. Ltd., Class A	12,900	279,018
	Anker Innovations Technology Co. Ltd., Class A	10,400	118,305
	ANTA Sports Products Ltd.	667,400	7,909,299
	Apeloa Pharmaceutical Co. Ltd., Class A	136,420	336,807
	Arcsoft Corp. Ltd., Class A	2,569	13,793
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	103,174	395,614
	Asymchem Laboratories Tianjin Co. Ltd., Class A	29,070	507,541
	Avary Holding Shenzhen Co. Ltd., Class A	201,376	690,935

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	AVIC Industry-Finance Holdings Co. Ltd., Class A	327,700	$188,789
	AVICOPTER PLC, Class A	37,004	210,791
*	Baidu, Inc., Sponsored ADR	9,503	1,482,373
*	Baidu, Inc., Class A	1,330,750	26,017,210
	Bank of Beijing Co. Ltd., Class A	697,408	455,869
	Bank of Changsha Co. Ltd., Class A	401,784	462,718
	Bank of Chengdu Co. Ltd., Class A	371,850	737,029
	Bank of China Ltd., Class H	43,912,181	16,286,932
	Bank of Communications Co. Ltd., Class H	4,449,515	2,688,087
	Bank of Guiyang Co. Ltd., Class A	426,923	339,687
	Bank of Hangzhou Co. Ltd., Class A	242,404	416,473
	Bank of Jiangsu Co. Ltd., Class A	657,870	665,497
	Bank of Nanjing Co. Ltd., Class A	454,780	545,960
	Bank of Ningbo Co. Ltd., Class A	275,742	1,125,534
	Bank of Shanghai Co. Ltd., Class A	458,383	395,879
	Bank of Suzhou Co. Ltd., Class A	415,260	415,186
	Baoshan Iron & Steel Co. Ltd., Class A	745,700	670,600
*	BeiGene Ltd.	202,000	3,345,629
*	Beijing BDStar Navigation Co. Ltd., Class A	9,900	45,973
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	9,020	52,688
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	818,160	343,774
*	Beijing Compass Technology Development Co. Ltd., Class A	27,300	218,193
	Beijing Dabeinong Technology Group Co. Ltd., Class A	306,761	304,110
	Beijing Easpring Material Technology Co. Ltd., Class A	49,500	342,434
	Beijing Enlight Media Co. Ltd., Class A	153,706	180,430
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	33,720	47,526
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	9,051	199,975
*	Beijing Jetsen Technology Co. Ltd., Class A	210,000	166,129
	Beijing Kingsoft Office Software, Inc., Class A	7,538	428,990
	Beijing New Building Materials PLC, Class A	144,903	574,879
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	132,362	572,367
	Beijing Originwater Technology Co. Ltd., Class A	370,349	289,927
*	Beijing Shiji Information Technology Co. Ltd., Class A	69,628	135,677
	Beijing Shougang Co. Ltd., Class A	441,600	248,578
*	Beijing Shunxin Agriculture Co. Ltd., Class A	48,400	196,585
*	Beijing Sinnet Technology Co. Ltd., Class A	131,788	190,582
	Beijing Tiantan Biological Products Corp. Ltd., Class A	49,916	174,758
	Beijing Tongrentang Co. Ltd., Class A	36,400	260,073
	Beijing Ultrapower Software Co. Ltd., Class A	42,100	61,164
	Beijing United Information Technology Co. Ltd., Class A	69,969	375,266
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	33,180	322,162
	Beijing Yanjing Brewery Co. Ltd., Class A	184,800	292,485
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,062,900	814,469
	Bethel Automotive Safety Systems Co. Ltd., Class A	13,800	175,012
	Betta Pharmaceuticals Co. Ltd., Class A	24,206	184,570
	BGI Genomics Co. Ltd., Class A	34,100	286,775
	Biem.L.Fdlkk Garment Co. Ltd., Class A	23,700	116,190
*	Bilibili, Inc., Class Z	121,840	2,317,376
	Bloomage Biotechnology Corp. Ltd., Class A	16,224	221,664
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	140,600	173,949
	BOC International China Co. Ltd., Class A	150,900	239,946
	BOE Technology Group Co. Ltd., Class A	1,654,300	980,232
	Bosideng International Holdings Ltd.	278,000	127,447
*	BTG Hotels Group Co. Ltd., Class A	92,300	271,918
	BYD Co. Ltd., Class H	521,386	18,570,737
	BYD Electronic International Co. Ltd.	965,000	3,725,446
	By-health Co. Ltd., Class A	124,793	369,627
	Caitong Securities Co. Ltd., Class A	338,190	395,256
	Canmax Technologies Co. Ltd., Class A	105,070	473,632

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CECEP Solar Energy Co. Ltd., Class A	327,700	$302,873
	CECEP Wind-Power Corp., Class A	634,660	325,210
	CETC Cyberspace Security Technology Co. Ltd., Class A	33,300	124,190
Ω	CGN Power Co. Ltd., Class H	4,899,000	1,202,414
	Changchun High & New Technology Industry Group, Inc., Class A	34,400	724,215
	Changjiang Securities Co. Ltd., Class A	435,670	407,034
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	11,100	222,474
	Chaozhou Three-Circle Group Co. Ltd., Class A	121,305	552,124
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	74,364	167,273
	Chengxin Lithium Group Co. Ltd., Class A	114,429	441,358
	China Automotive Engineering Research Institute Co. Ltd., Class A	72,700	238,923
	China Baoan Group Co. Ltd., Class A	203,234	327,967
	China Cinda Asset Management Co. Ltd., Class H	7,009,000	739,716
	China CITIC Bank Corp. Ltd., Class H	8,861,928	4,285,579
	China Coal Energy Co. Ltd., Class H	3,918,777	2,840,123
	China Construction Bank Corp., Class H	59,766,590	34,835,464
	China CSSC Holdings Ltd., Class A	82,717	386,797
*	China Eastern Airlines Corp. Ltd., Class H	972,000	378,400
	China Energy Engineering Corp. Ltd., Class A	2,502,824	858,769
	China Energy Engineering Corp. Ltd., Class H	1,632,000	209,722
	China Everbright Bank Co. Ltd., Class H	3,689,000	1,098,989
Ω	China Feihe Ltd.	233,000	142,787
	China Galaxy Securities Co. Ltd., Class H	4,690,500	2,744,247
	China Gas Holdings Ltd.	2,007,400	2,248,680
	China Great Wall Securities Co. Ltd., Class A	196,900	245,333
	China Greatwall Technology Group Co. Ltd., Class A	182,800	313,595
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	114,800	200,633
	China Hongqiao Group Ltd.	4,110,000	3,965,652
Ω	China International Capital Corp. Ltd., Class H	1,524,800	3,374,589
	China International Marine Containers Group Co. Ltd., Class H	727,830	433,356
	China Jushi Co. Ltd., Class A	477,798	993,741
	China Life Insurance Co. Ltd., Class H	2,593,000	4,552,297
	China Longyuan Power Group Corp. Ltd., Class H	1,404,000	1,359,292
	China Meheco Co. Ltd., Class A	107,311	197,709
	China Mengniu Dairy Co. Ltd.	2,473,000	9,392,920
	China Merchants Bank Co. Ltd., Class H	2,884,554	14,344,108
	China Merchants Energy Shipping Co. Ltd., Class A	794,540	710,686
	China Merchants Port Holdings Co. Ltd.	415,950	572,243
	China Merchants Property Operation & Service Co. Ltd., Class A	64,100	146,159
Ω	China Merchants Securities Co. Ltd., Class H	486,460	493,074
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	325,873	650,868
	China Minsheng Banking Corp. Ltd., Class H	4,818,600	1,836,681
	China National Accord Medicines Corp. Ltd., Class A	44,000	212,851
	China National Building Material Co. Ltd., Class H	924,000	584,018
	China National Chemical Engineering Co. Ltd., Class A	411,600	500,131
	China National Nuclear Power Co. Ltd., Class A	1,023,390	1,047,586
	China National Software & Service Co. Ltd., Class A	9,800	71,404
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	144,800	501,061
	China Oilfield Services Ltd., Class H	2,148,000	2,535,796
	China Overseas Land & Investment Ltd.	3,856,000	9,147,083
	China Pacific Insurance Group Co. Ltd., Class H	2,487,400	6,705,832
	China Petroleum & Chemical Corp., Class H	15,068,800	8,439,071
	China Railway Group Ltd., Class H	3,976,000	2,614,064
Ω	China Railway Signal & Communication Corp. Ltd., Class H	1,920,000	703,020
	China Rare Earth Resources & Technology Co. Ltd., Class A	36,891	158,293
	China Resources Beer Holdings Co. Ltd.	859,611	5,538,362
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	32,400	148,941
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	99,800	236,150
	China Resources Gas Group Ltd.	1,754,600	6,078,342

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Resources Land Ltd.	3,890,666	$18,154,729
	China Resources Microelectronics Ltd., Class A	34,684	278,810
Ω	China Resources Mixc Lifestyle Services Ltd.	436,000	2,110,118
	China Resources Power Holdings Co. Ltd.	1,598,517	3,467,887
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	44,358	311,228
	China Shenhua Energy Co. Ltd., Class H	2,649,500	7,941,588
	China South Publishing & Media Group Co. Ltd., Class A	126,500	200,999
*	China Southern Airlines Co. Ltd., Class H	1,038,000	650,596
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd., Class A	166,300	155,833
	China State Construction Engineering Corp. Ltd., Class A	1,756,100	1,504,252
	China State Construction International Holdings Ltd.	90,000	110,346
	China Tourism Group Duty Free Corp. Ltd., Class A	54,300	959,829
Ω	China Tower Corp. Ltd., Class H	67,974,000	7,683,679
*	China TransInfo Technology Co. Ltd., Class A	107,300	196,148
	China Vanke Co. Ltd., Class H	2,072,220	2,937,062
	China World Trade Center Co. Ltd., Class A	29,700	84,301
	China Yangtze Power Co. Ltd., Class A	748,847	2,251,079
	China Zhenhua Group Science & Technology Co. Ltd., Class A	28,400	355,358
#	China Zheshang Bank Co. Ltd., Class H	406,499	119,508
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	92,100	163,200
	Chongqing Brewery Co. Ltd., Class A	21,500	273,680
	Chongqing Changan Automobile Co. Ltd., Class A	296,930	667,903
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	106,680	255,830
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	93,200	246,357
	Chongqing Rural Commercial Bank Co. Ltd., Class H	2,634,000	974,371
	Chongqing Zhifei Biological Products Co. Ltd., Class A	119,871	783,974
	Chow Tai Seng Jewellery Co. Ltd., Class A	126,400	296,116
	CITIC Ltd.	4,725,000	5,333,696
	CITIC Securities Co. Ltd., Class H	1,731,800	3,730,179
	CMOC Group Ltd., Class H	3,243,966	2,170,826
	CNGR Advanced Material Co. Ltd., Class A	25,000	216,645
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	209,235	178,996
	CNOOC Energy Technology & Services Ltd., Class A	655,100	285,216
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	16,640	22,193
	Contemporary Amperex Technology Co. Ltd., Class A	164,636	5,489,121
*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	1,206,000	1,332,729
	COSCO SHIPPING Holdings Co. Ltd., Class H	4,586,299	4,854,195
# *	Country Garden Holdings Co. Ltd.	2,342,067	481,156
	Country Garden Services Holdings Co. Ltd.	543,492	622,270
	CRRC Corp. Ltd., Class H	2,392,000	1,320,164
# Ω	CSC Financial Co. Ltd., Class H	595,000	704,394
	CSG Holding Co. Ltd., Class A	313,839	269,990
	CSPC Pharmaceutical Group Ltd.	13,319,200	11,125,196
Ω	Dali Foods Group Co. Ltd.	3,883,000	1,812,827
	Daqin Railway Co. Ltd., Class A	883,060	884,839
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	80,412	313,306
	Datang International Power Generation Co. Ltd., Class H	2,122,000	379,066
*	Deppon Logistics Co. Ltd., Class A	78,900	196,043
	DHC Software Co. Ltd., Class A	257,400	245,011
	Dian Diagnostics Group Co. Ltd., Class A	67,701	230,380
	Digital China Group Co. Ltd., Class A	47,500	167,297
	Do-Fluoride Chemicals Co. Ltd., Class A	122,892	337,148
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	291,960
	Dongfang Electric Corp. Ltd., Class H	305,200	408,714
	Dongxing Securities Co. Ltd., Class A	323,718	413,041
	East Group Co. Ltd., Class A	152,100	139,751
	East Money Information Co. Ltd., Class A	544,473	1,228,628
	Ecovacs Robotics Co. Ltd., Class A	23,500	260,395

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Edifier Technology Co. Ltd., Class A	35,700	$82,228
	ENN Energy Holdings Ltd.	620,600	7,543,263
	ENN Natural Gas Co. Ltd., Class A	244,700	630,234
	Eoptolink Technology, Inc.Ltd., Class A	10,100	73,366
	Eve Energy Co. Ltd., Class A	48,205	400,318
# Ω	Everbright Securities Co. Ltd., Class H	412,600	319,430
*	Fangda Carbon New Material Co. Ltd., Class A	374,324	325,046
*	FAW Jiefang Group Co. Ltd., Class A	165,700	215,145
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	80,600	200,058
	Fibocom Wireless, Inc., Class A	33,400	98,206
	First Capital Securities Co. Ltd., Class A	320,000	282,378
	Flat Glass Group Co. Ltd., Class H	436,000	1,305,067
	Focus Media Information Technology Co. Ltd., Class A	727,597	759,565
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	189,867	1,233,141
	Fosun International Ltd.	903,222	658,385
	Founder Securities Co. Ltd., Class A	411,200	417,356
	Foxconn Industrial Internet Co. Ltd., Class A	389,600	1,220,177
	Fujian Funeng Co. Ltd., Class A	151,970	177,468
	Fujian Sunner Development Co. Ltd., Class A	97,163	290,883
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	754,800	3,363,552
Ω	Ganfeng Lithium Group Co. Ltd., Class H	271,799	1,751,041
	Gaona Aero Material Co. Ltd., Class A	40,880	135,364
	G-bits Network Technology Xiamen Co. Ltd., Class A	3,000	181,141
	GCL Energy Technology Co. Ltd., Class A	130,300	226,985
*	GCL System Integration Technology Co. Ltd., Class A	241,200	103,706
*	GD Power Development Co. Ltd., Class A	524,300	270,812
	Geely Automobile Holdings Ltd.	7,517,000	10,969,056
	GEM Co. Ltd., Class A	275,176	271,458
	Gemdale Corp., Class A	311,800	377,586
	GF Securities Co. Ltd., Class H	1,027,600	1,644,190
	Giant Network Group Co. Ltd., Class A	85,600	170,265
	GigaDevice Semiconductor, Inc., Class A	22,974	369,490
*	Ginlong Technologies Co. Ltd., Class A	18,825	249,438
	Glarun Technology Co. Ltd., Class A	69,600	154,203
	GoerTek, Inc., Class A	178,900	448,574
	Goke Microelectronics Co. Ltd., Class A	9,100	99,007
	Goldwind Science & Technology Co. Ltd., Class H	187,159	128,437
	Gongniu Group Co. Ltd., Class A	6,216	88,416
	GoodWe Technologies Co. Ltd., Class A	10,840	251,658
*	Gotion High-tech Co. Ltd., Class A	83,100	320,676
	Great Wall Motor Co. Ltd., Class H	1,506,500	2,061,351
	Gree Electric Appliances, Inc. of Zhuhai, Class A	160,333	870,705
	GRG Banking Equipment Co. Ltd., Class A	142,000	229,000
	Guangdong Haid Group Co. Ltd., Class A	71,300	502,668
	Guangdong HEC Technology Holding Co. Ltd., Class A	235,900	236,023
	Guangdong Hongda Holdings Group Co. Ltd., Class A	61,700	231,848
	Guangdong Investment Ltd.	1,342,000	1,161,792
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	13,200	119,507
	Guanghui Energy Co. Ltd., Class A	771,700	769,663
	Guangxi Guiguan Electric Power Co. Ltd., Class A	34,400	26,727
	Guangzhou Automobile Group Co. Ltd., Class H	2,909,162	1,831,208
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	230,000	689,255
*	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	39,800	261,733
	Guangzhou Haige Communications Group, Inc. Co., Class A	222,052	309,892
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	30,301	305,782
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	34,000	293,978
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	83,340	430,115
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	261,404	272,896
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	94,900	121,401

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	246,900	$246,463
*	Guocheng Mining Co. Ltd., Class A	44,900	92,956
	Guosen Securities Co. Ltd., Class A	186,700	253,448
Ω	Guotai Junan Securities Co. Ltd., Class H	369,800	461,865
	Guoyuan Securities Co. Ltd., Class A	308,740	319,294
*	H World Group Ltd., ADR	86,463	4,153,683
*	H World Group Ltd.	51,200	245,116
	Haier Smart Home Co. Ltd., Class A	258,200	894,282
	Haier Smart Home Co. Ltd., Class H	2,155,200	7,087,353
	Hainan Drinda New Energy Technology Co. Ltd., Class A	17,400	264,673
*	Haisco Pharmaceutical Group Co. Ltd., Class A	26,300	85,121
	Haitong Securities Co. Ltd., Class H	2,434,800	1,703,461
	Hang Zhou Great Star Industrial Co. Ltd., Class A	103,300	318,053
	Hangcha Group Co. Ltd., Class A	73,700	254,673
	Hangjin Technology Co. Ltd., Class A	47,700	210,423
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	235,800	356,953
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	26,794	157,933
	Hangzhou First Applied Material Co. Ltd., Class A	63,435	310,923
	Hangzhou Lion Electronics Co. Ltd., Class A	42,968	231,297
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	81,500	388,984
	Hangzhou Robam Appliances Co. Ltd., Class A	80,121	327,544
	Hangzhou Silan Microelectronics Co. Ltd., Class A	70,122	301,081
	Hangzhou Tigermed Consulting Co. Ltd., Class A	9,700	93,489
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	79,100	514,246
	Han's Laser Technology Industry Group Co. Ltd., Class A	110,517	379,415
Ω	Hansoh Pharmaceutical Group Co. Ltd.	922,000	1,497,178
	Haohua Chemical Science & Technology Co. Ltd., Class A	15,000	75,752
	Harbin Boshi Automation Co. Ltd., Class A	57,200	140,781
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	43,600	173,208
*	Hebei Sinopack Electronic Technology Co. Ltd., Class A	7,700	121,466
	Hefei Meiya Optoelectronic Technology, Inc., Class A	84,295	311,538
	Heilongjiang Agriculture Co. Ltd., Class A	174,805	359,396
	Henan Shenhuo Coal & Power Co. Ltd., Class A	243,000	535,577
	Henan Shuanghui Investment & Development Co. Ltd., Class A	178,429	630,826
	Hengan International Group Co. Ltd.	667,500	2,745,629
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	119,121	290,623
*	Hengli Petrochemical Co. Ltd., Class A	262,200	571,646
	Hengtong Optic-electric Co. Ltd., Class A	143,100	308,258
*	Hengyi Petrochemical Co. Ltd., Class A	294,988	301,646
	Hesteel Co. Ltd., Class A	1,383,853	467,006
	Hithink RoyalFlush Information Network Co. Ltd., Class A	25,781	683,081
	Hongta Securities Co. Ltd., Class A	18,120	20,676
	Hoyuan Green Energy Co. Ltd., Class A	67,600	480,440
	Huadian Power International Corp. Ltd., Class H	1,134,000	502,273
	Huadong Medicine Co. Ltd., Class A	70,000	425,861
	Huafon Chemical Co. Ltd., Class A	437,083	455,297
	Huagong Tech Co. Ltd., Class A	30,400	153,130
	Huaibei Mining Holdings Co. Ltd., Class A	267,900	463,799
	Hualan Biological Engineering, Inc., Class A	78,500	253,183
*	Huaneng Power International, Inc., Class H	1,862,000	1,034,352
Ω	Huatai Securities Co. Ltd., Class H	1,361,000	1,941,979
	Huaxi Securities Co. Ltd., Class A	293,600	379,429
	Huaxia Bank Co. Ltd., Class A	644,456	523,325
	Huayu Automotive Systems Co. Ltd., Class A	199,300	551,107
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	297,745	142,675
	Hubei Dinglong Co. Ltd., Class A	44,900	141,801
	Hubei Energy Group Co. Ltd., Class A	227,983	147,731
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	25,700	142,790
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	101,848	375,685

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	163,400	$552,886
	Huizhou Desay Sv Automotive Co. Ltd., Class A	19,300	420,837
	Humanwell Healthcare Group Co. Ltd., Class A	141,200	447,170
	Hunan Gold Corp. Ltd., Class A	99,000	172,685
	Hunan Valin Steel Co. Ltd., Class A	694,400	583,569
	Hundsun Technologies, Inc., Class A	41,729	240,555
	Iflytek Co. Ltd., Class A	66,700	587,221
	IKD Co. Ltd., Class A	73,300	238,136
	Imeik Technology Development Co. Ltd., Class A	4,700	313,476
	Industrial & Commercial Bank of China Ltd., Class H	30,774,185	15,027,879
	Industrial Bank Co. Ltd., Class A	643,039	1,501,215
	Industrial Securities Co. Ltd., Class A	652,548	637,843
	Infore Environment Technology Group Co. Ltd., Class A	82,224	59,403
	Ingenic Semiconductor Co. Ltd., Class A	18,000	211,480
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,386,020	366,970
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	299,500	576,835
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	203,056	277,878
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	810,103	507,125
*	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	115,100	149,991
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	318,000	1,277,368
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	392,700	412,569
# * Ω	Innovent Biologics, Inc.	531,500	2,376,570
	Inspur Electronic Information Industry Co. Ltd., Class A	59,084	377,844
	JA Solar Technology Co. Ltd., Class A	135,804	632,590
	Jafron Biomedical Co. Ltd., Class A	64,465	213,860
	Jason Furniture Hangzhou Co. Ltd., Class A	71,180	451,862
	JCET Group Co. Ltd., Class A	185,200	856,370
* Ω	JD Health International, Inc.	399,950	2,923,752
	JD.com, Inc., ADR	124,763	5,153,960
	JD.com, Inc., Class A	586,521	12,143,082
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	310,469	312,129
	Jiangsu Eastern Shenghong Co. Ltd., Class A	185,340	326,048
	Jiangsu Expressway Co. Ltd., Class H	1,020,000	935,368
*	Jiangsu Guoxin Corp. Ltd., Class A	88,700	88,927
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	5,100	48,969
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	58,186	584,475
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	159,955	999,394
*	Jiangsu Hoperun Software Co. Ltd., Class A	32,500	106,007
	Jiangsu King's Luck Brewery JSC Ltd., Class A	56,412	483,367
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	52,295	145,579
	Jiangsu Linyang Energy Co. Ltd., Class A	178,367	195,957
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	26,990	120,068
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	71,700	244,105
	Jiangsu Pacific Quartz Co. Ltd., Class A	13,168	189,414
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	157,000	277,351
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	56,690	1,164,245
	Jiangsu Yangnong Chemical Co. Ltd., Class A	44,856	445,931
	Jiangsu Yoke Technology Co. Ltd., Class A	18,462	175,992
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	84,400	399,172
	Jiangsu Zhongtian Technology Co. Ltd., Class A	229,900	506,808
	Jiangxi Copper Co. Ltd., Class H	1,321,000	2,219,224
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	88,000	214,847
	Jingjin Equipment, Inc., Class A	50,780	221,620
	JiuGui Liquor Co. Ltd., Class A	11,500	169,636
	Jizhong Energy Resources Co. Ltd., Class A	535,300	492,395
	JL Mag Rare-Earth Co. Ltd., Class A	74,560	184,969
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	194,455	342,420
	Joinn Laboratories China Co. Ltd., Class A	49,834	196,048

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jointown Pharmaceutical Group Co. Ltd., Class A	268,785	$372,725
*	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	28,800	141,462
	Juewei Food Co. Ltd., Class A	46,744	251,275
*	Juneyao Airlines Co. Ltd., Class A	70,540	179,914
*	Kaishan Group Co. Ltd., Class A	65,100	132,687
	Keboda Technology Co. Ltd., Class A	12,400	140,696
	Kehua Data Co. Ltd., Class A	38,900	191,743
	Kingsoft Corp. Ltd.	419,000	1,803,443
	Konfoong Materials International Co. Ltd., Class A	9,500	85,474
	Kuang-Chi Technologies Co. Ltd., Class A	51,300	107,783
	Kunlun Energy Co. Ltd.	6,412,000	5,246,902
*	Kunlun Tech Co. Ltd., Class A	28,500	147,938
	Kunshan Dongwei Technology Co. Ltd., Class A	12,437	107,778
	Kweichow Moutai Co. Ltd., Class A	55,993	14,779,667
*	KWG Living Group Holdings Ltd.	258,250	33,105
	Lao Feng Xiang Co. Ltd., Class A	41,600	363,771
	Laobaixing Pharmacy Chain JSC, Class A	67,490	269,090
	LB Group Co. Ltd., Class A	223,200	594,296
	Lenovo Group Ltd.	11,739,278	13,514,120
	Lens Technology Co. Ltd., Class A	362,600	627,890
	Lepu Medical Technology Beijing Co. Ltd., Class A	120,977	352,629
	Levima Advanced Materials Corp., Class A	33,700	115,387
	Leyard Optoelectronic Co. Ltd., Class A	142,800	129,792
# *	Li Auto, Inc., ADR	112,566	4,817,825
*	Li Auto, Inc., Class A	135,900	2,917,368
	Li Ning Co. Ltd.	2,376,500	14,488,162
*	Lingyi iTech Guangdong Co., Class A	512,118	440,903
Ω	Longfor Group Holdings Ltd.	3,419,000	9,249,860
	LONGi Green Energy Technology Co. Ltd., Class A	335,888	1,407,521
	Longshine Technology Group Co. Ltd., Class A	59,002	180,342
	Luxi Chemical Group Co. Ltd., Class A	305,700	452,618
	Luxshare Precision Industry Co. Ltd., Class A	308,224	1,396,513
	Luzhou Laojiao Co. Ltd., Class A	66,129	2,235,566
	Mango Excellent Media Co. Ltd., Class A	135,592	652,790
	Maxscend Microelectronics Co. Ltd., Class A	13,700	231,124
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	287,557	291,175
* Ω	Meituan, Class B	1,414,140	26,996,096
	Metallurgical Corp. of China Ltd., Class H	4,641,000	1,169,469
	Ming Yang Smart Energy Group Ltd., Class A	138,104	349,035
	MINISO Group Holding Ltd.	21,000	110,195
	Montage Technology Co. Ltd., Class A	27,314	221,479
	Muyuan Foods Co. Ltd., Class A	287,257	1,786,805
	Nanjing Iron & Steel Co. Ltd., Class A	670,400	343,233
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	128,646	244,612
	Nanjing Yunhai Special Metals Co. Ltd., Class A	60,200	185,415
	Nantong Jianghai Capacitor Co. Ltd., Class A	48,864	130,902
	NARI Technology Co. Ltd., Class A	299,642	1,020,538
	NAURA Technology Group Co. Ltd., Class A	11,700	465,422
*	NavInfo Co. Ltd., Class A	134,350	210,996
	NetEase, Inc., ADR	193,704	21,063,373
	NetEase, Inc.	159,100	3,465,249
	New China Life Insurance Co. Ltd., Class H	1,010,500	2,930,480
*	New Hope Liuhe Co. Ltd., Class A	198,866	348,140
*	Newland Digital Technology Co. Ltd., Class A	58,300	149,350
	Ninestar Corp., Class A	84,651	397,089
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	22,600	99,800
	Ningbo Joyson Electronic Corp., Class A	126,400	337,144
	Ningbo Orient Wires & Cables Co. Ltd., Class A	31,142	202,756
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	49,742	349,995

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	108,100	$237,150
	Ningbo Tuopu Group Co. Ltd., Class A	43,648	449,394
	Ningbo Xusheng Group Co. Ltd., Class A	36,400	130,064
	Ningbo Zhoushan Port Co. Ltd., Class A	224,800	112,079
	Ningxia Baofeng Energy Group Co. Ltd., Class A	320,300	635,802
# *	NIO, Inc., ADR	208,198	3,185,429
# *	NIO, Inc., Class A	324,150	4,948,935
	North Industries Group Red Arrow Co. Ltd., Class A	87,300	215,946
*	Offcn Education Technology Co. Ltd., Class A	280,212	179,841
	Offshore Oil Engineering Co. Ltd., Class A	334,000	293,060
*	OFILM Group Co. Ltd., Class A	114,200	92,619
	Oppein Home Group, Inc., Class A	43,195	650,800
	Orient Overseas International Ltd.	209,500	3,500,789
Ω	Orient Securities Co. Ltd., Class H	967,600	606,040
	Ovctek China, Inc., Class A	43,852	209,062
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	12,800	35,888
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	470,200	270,636
*	PDD Holdings, Inc., ADR	122,979	11,045,974
	People.cn Co. Ltd., Class A	36,600	148,714
	People's Insurance Co. Group of China Ltd. , Class H	7,081,000	2,726,106
	Perfect World Co. Ltd., Class A	131,785	277,101
	PetroChina Co. Ltd., Class H	15,548,000	11,400,361
Ω	Pharmaron Beijing Co. Ltd., Class H	23,625	61,868
	PICC Property & Casualty Co. Ltd., Class H	7,201,198	8,446,452
	Ping An Bank Co. Ltd., Class A	722,500	1,247,867
	Ping An Insurance Group Co. of China Ltd., Class H	4,101,000	29,882,907
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	360,800	404,146
	Poly Developments & Holdings Group Co. Ltd., Class A	448,683	895,317
# Ω	Postal Savings Bank of China Co. Ltd., Class H	4,462,000	2,750,811
	Power Construction Corp. of China Ltd., Class A	583,011	490,006
	Pylon Technologies Co. Ltd., Class A	14,877	369,555
	Qianhe Condiment & Food Co. Ltd., Class A	34,260	93,190
Ω	Qingdao Port International Co. Ltd., Class H	69,000	36,600
*	Qingdao Rural Commercial Bank Corp., Class A	691,706	290,483
*	Qingdao Sentury Tire Co. Ltd., Class A	53,900	261,817
*	Qingdao TGOOD Electric Co. Ltd., Class A	78,000	215,784
	Raytron Technology Co. Ltd., Class A	17,317	112,445
	Red Avenue New Materials Group Co. Ltd., Class A	23,300	97,924
*	Risen Energy Co. Ltd., Class A	84,004	271,558
	Riyue Heavy Industry Co. Ltd., Class A	76,100	193,716
	Rockchip Electronics Co. Ltd., Class A	9,500	99,419
	Rongsheng Petrochemical Co. Ltd., Class A	453,094	806,722
*	Sai Micro Electronics, Inc., Class A	41,400	147,164
	SAIC Motor Corp. Ltd., Class A	236,045	512,433
	Sailun Group Co. Ltd., Class A	260,200	409,989
	Sanan Optoelectronics Co. Ltd., Class A	86,000	204,416
*	Sangfor Technologies, Inc., Class A	11,800	186,756
	Sany Heavy Industry Co. Ltd., Class A	286,434	712,614
	Satellite Chemical Co. Ltd., Class A	345,661	779,889
	SDIC Power Holdings Co. Ltd., Class A	251,000	447,050
	Sealand Securities Co. Ltd., Class A	328,190	196,276
*	Seazen Holdings Co. Ltd., Class A	173,200	399,939
	Seres Group Co. Ltd., Class A	57,600	365,775
	SF Holding Co. Ltd., Class A	232,461	1,620,584
	SG Micro Corp., Class A	13,715	162,104
	Shaanxi Coal Industry Co. Ltd., Class A	694,700	1,580,947
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	546,450	622,478
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	91,300	260,692
Ω	Shandong Gold Mining Co. Ltd., Class H	527,250	1,053,018

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	88,400	$391,871
	Shandong Hi-speed Co. Ltd., Class A	59,700	55,397
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	139,650	661,411
	Shandong Linglong Tyre Co. Ltd., Class A	130,200	439,245
	Shandong Nanshan Aluminum Co. Ltd., Class A	910,010	413,203
	Shandong Pharmaceutical Glass Co. Ltd., Class A	53,700	195,653
	Shandong Publishing & Media Co. Ltd., Class A	123,900	153,377
	Shandong Sun Paper Industry JSC Ltd., Class A	265,450	446,749
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	9,000	102,001
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,678,800	3,459,542
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	405,200	173,823
*	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	34,836	180,506
	Shanghai Baosight Software Co. Ltd., Class A	74,599	501,976
	Shanghai Construction Group Co. Ltd., Class A	770,676	320,508
*	Shanghai Electric Group Co. Ltd., Class H	2,990,000	729,148
	Shanghai Electric Power Co. Ltd., Class A	119,200	171,763
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	411,000	1,084,630
*	Shanghai International Airport Co. Ltd., Class A	31,700	210,721
	Shanghai International Port Group Co. Ltd., Class A	334,000	253,502
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	52,200	364,219
	Shanghai Lingang Holdings Corp. Ltd., Class A	144,260	261,715
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	103,420	157,820
	Shanghai M&G Stationery, Inc., Class A	45,969	288,047
	Shanghai Moons' Electric Co. Ltd., Class A	13,000	110,330
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,000,000	1,815,042
	Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	939,851
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	75,256	415,210
	Shanghai RAAS Blood Products Co. Ltd., Class A	400,600	400,116
	Shanghai Rural Commercial Bank Co. Ltd., Class A	70,100	57,902
	Shanghai Tunnel Engineering Co. Ltd., Class A	354,700	313,887
	Shanghai Wanye Enterprises Co. Ltd., Class A	56,200	148,484
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	282,159	300,270
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	111,800	244,084
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	631,030	802,224
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	332,530	761,372
	Shanxi Meijin Energy Co. Ltd., Class A	464,717	505,699
	Shanxi Securities Co. Ltd., Class A	216,280	197,182
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	538,600	324,380
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	55,507	1,858,565
	Shede Spirits Co. Ltd., Class A	13,900	301,316
	Shenghe Resources Holding Co. Ltd., Class A	162,900	288,293
	Shengyi Technology Co. Ltd., Class A	162,200	361,910
	Shennan Circuits Co. Ltd., Class A	31,982	342,801
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	1,400,000	298,587
	Shenzhen Capchem Technology Co. Ltd., Class A	58,240	397,753
	Shenzhen Dynanonic Co. Ltd., Class A	18,144	280,593
	Shenzhen Energy Group Co. Ltd., Class A	235,019	225,991
	Shenzhen Envicool Technology Co. Ltd., Class A	17,500	69,636
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	104,800	198,671
	Shenzhen Gas Corp. Ltd., Class A	150,500	153,666
	Shenzhen Inovance Technology Co. Ltd., Class A	65,700	653,614
	Shenzhen Kaifa Technology Co. Ltd., Class A	86,300	235,210
*	Shenzhen Kangtai Biological Products Co. Ltd., Class A	85,140	349,348
	Shenzhen Kedali Industry Co. Ltd., Class A	17,166	305,687
	Shenzhen Kinwong Electronic Co. Ltd., Class A	84,764	278,304
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	50,700	238,374
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	49,673	2,061,490
	Shenzhen MTC Co. Ltd., Class A	411,800	305,048
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	21,800	172,748

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	566,280	$389,658
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	35,500	159,580
	Shenzhen SC New Energy Technology Corp., Class A	12,566	165,004
	Shenzhen SED Industry Co. Ltd., Class A	30,800	129,402
	Shenzhen Senior Technology Material Co. Ltd., Class A	100,401	238,989
	Shenzhen Sunlord Electronics Co. Ltd., Class A	59,300	226,123
	Shenzhen Sunway Communication Co. Ltd., Class A	68,700	180,930
	Shenzhen Transsion Holdings Co. Ltd., Class A	33,012	567,235
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	102,671	370,006
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	360,714	291,542
	Shenzhou International Group Holdings Ltd.	542,600	5,759,597
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	153,056	534,904
*	Siasun Robot & Automation Co. Ltd., Class A	65,000	121,893
	Sichuan Chuantou Energy Co. Ltd., Class A	149,500	302,604
	Sichuan Development Lomon Co. Ltd., Class A	27,000	32,480
	Sichuan Hebang Biotechnology Co. Ltd., Class A	1,456,200	532,369
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	129,301	500,083
*	Sichuan New Energy Power Co. Ltd., Class A	127,800	260,985
	Sichuan Road & Bridge Group Co. Ltd., Class A	370,440	512,574
	Sichuan Swellfun Co. Ltd., Class A	23,700	250,431
	Sichuan Teway Food Group Co. Ltd., Class A	8,400	18,220
	Sichuan Yahua Industrial Group Co. Ltd., Class A	169,400	422,925
	Sieyuan Electric Co. Ltd., Class A	49,100	336,878
	Sino Biopharmaceutical Ltd.	11,760,500	5,333,827
	Sinocare, Inc., Class A	10,000	34,244
	Sinofibers Technology Co. Ltd., Class A	23,200	135,876
	Sinoma International Engineering Co., Class A	299,800	566,399
	Sinoma Science & Technology Co. Ltd., Class A	190,294	616,585
	Sinomine Resource Group Co. Ltd., Class A	67,100	425,335
	Sinopharm Group Co. Ltd., Class H	2,421,200	7,624,819
	Sinosoft Co. Ltd., Class A	37,280	178,125
	Sinotruk Jinan Truck Co. Ltd., Class A	65,600	164,130
*	Skshu Paint Co. Ltd., Class A	16,707	191,789
	Skyworth Digital Co. Ltd., Class A	76,793	166,434
Ω	Smoore International Holdings Ltd.	748,000	842,146
	Songcheng Performance Development Co. Ltd., Class A	85,200	160,069
	Sonoscape Medical Corp., Class A	15,300	97,763
	SooChow Securities Co. Ltd., Class A	334,850	425,317
	Southwest Securities Co. Ltd., Class A	707,636	470,082
	SPIC Industry-Finance Holdings Co. Ltd., Class A	71,500	45,663
	StarPower Semiconductor Ltd., Class A	4,300	131,958
	State Grid Information & Communication Co. Ltd., Class A	75,800	181,764
*	STO Express Co. Ltd., Class A	94,000	153,498
	Sungrow Power Supply Co. Ltd., Class A	46,800	731,382
	Sunny Optical Technology Group Co. Ltd.	837,800	8,213,852
	Sunresin New Materials Co. Ltd., Class A	21,875	177,098
	Sunwoda Electronic Co. Ltd., Class A	101,700	234,380
	Suofeiya Home Collection Co. Ltd., Class A	27,570	74,025
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	152,400	479,260
	Suzhou Maxwell Technologies Co. Ltd., Class A	7,461	192,348
	Suzhou TFC Optical Communication Co. Ltd., Class A	16,000	200,040
	Taiji Computer Corp. Ltd., Class A	28,500	167,635
*	Talkweb Information System Co. Ltd., Class A	44,100	109,060
	Tangshan Jidong Cement Co. Ltd., Class A	321,700	368,096
	TangShan Port Group Co. Ltd., Class A	531,500	276,695
	Tayho Advanced Materials Group Co. Ltd., Class A	48,400	146,671
	TBEA Co. Ltd., Class A	282,620	648,995
*	TCL Technology Group Corp., Class A	645,098	387,721
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	179,250	730,403

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tencent Holdings Ltd.	3,556,400	$163,456,130
*	Tencent Music Entertainment Group, ADR	730,433	5,105,727
	Thunder Software Technology Co. Ltd., Class A	13,300	168,277
	Tian Di Science & Technology Co. Ltd., Class A	466,820	373,414
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	56,300	221,621
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	193,100	143,743
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	46,100	252,982
*	Tianma Microelectronics Co. Ltd., Class A	161,455	211,825
	Tianshan Aluminum Group Co. Ltd., Class A	424,700	417,789
	Tianshui Huatian Technology Co. Ltd., Class A	233,700	313,966
*	Tibet Summit Resources Co. Ltd., Class A	29,200	74,502
	Tingyi Cayman Islands Holding Corp.	2,448,000	3,780,420
*	Titan Wind Energy Suzhou Co. Ltd., Class A	142,000	283,508
	Toly Bread Co. Ltd., Class A	182,238	269,456
	TongFu Microelectronics Co. Ltd., Class A	167,000	508,457
*	Tongkun Group Co. Ltd., Class A	157,809	329,974
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,010,500	460,350
	Tongwei Co. Ltd., Class A	228,800	1,116,154
*	Topchoice Medical Corp., Class A	13,300	215,069
Ω	Topsports International Holdings Ltd.	796,000	735,798
	Transfar Zhilian Co. Ltd., Class A	287,626	226,699
	TravelSky Technology Ltd., Class H	183,000	351,435
	Trina Solar Co. Ltd., Class A	72,422	382,250
*	Trip.com Group Ltd., ADR	329,607	13,527,071
*	Trip.com Group Ltd.	99,700	4,072,027
	TRS Information Technology Corp. Ltd., Class A	32,200	100,101
	Tsingtao Brewery Co. Ltd., Class H	370,000	3,327,164
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	37,799	493,920
	Unisplendour Corp. Ltd., Class A	98,960	378,300
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	110,389	223,493
	Valiant Co. Ltd., Class A	56,000	143,799
	Victory Giant Technology Huizhou Co. Ltd., Class A	61,300	193,743
*	Vipshop Holdings Ltd., ADR	534,579	10,066,123
	Walvax Biotechnology Co. Ltd., Class A	54,200	206,058
	Wangsu Science & Technology Co. Ltd., Class A	165,500	157,580
	Wanhua Chemical Group Co. Ltd., Class A	203,200	2,785,671
	Want Want China Holdings Ltd.	6,370,000	4,442,266
	Wanxiang Qianchao Co. Ltd., Class A	217,200	169,707
	Wasu Media Holding Co. Ltd., Class A	99,500	123,825
	Weichai Power Co. Ltd., Class H	2,380,800	3,527,030
	Weihai Guangwei Composites Co. Ltd., Class A	71,426	303,576
	Wens Foodstuffs Group Co. Ltd., Class A	344,480	916,898
	Western Securities Co. Ltd., Class A	238,600	240,281
	Western Superconducting Technologies Co. Ltd., Class A	29,292	217,069
	Wharf Holdings Ltd.	954,000	2,238,351
	Will Semiconductor Co. Ltd., Class A	27,921	401,652
	Wingtech Technology Co. Ltd., Class A	85,948	559,919
	Winner Medical Co. Ltd., Class A	39,997	243,436
	Wolong Electric Group Co. Ltd., Class A	143,200	259,805
	Wuchan Zhongda Group Co. Ltd., Class A	615,250	442,053
	Wuhan DR Laser Technology Corp. Ltd., Class A	11,416	94,162
	Wuhan Guide Infrared Co. Ltd., Class A	138,893	159,826
	Wuhan Jingce Electronic Group Co. Ltd., Class A	9,800	123,539
	Wuhu Token Science Co. Ltd., Class A	200,630	173,134
	Wuliangye Yibin Co. Ltd., Class A	174,006	4,420,122
	WUS Printed Circuit Kunshan Co. Ltd., Class A	159,200	489,050
Ω	WuXi AppTec Co. Ltd., Class H	189,760	1,805,075
	Wuxi Autowell Technology Co. Ltd., Class A	10,020	241,509
* Ω	Wuxi Biologics Cayman, Inc.	1,311,500	7,568,398

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	XCMG Construction Machinery Co. Ltd., Class A	472,203	$467,514
	Xiamen C & D, Inc., Class A	197,100	309,774
	Xiamen Faratronic Co. Ltd., Class A	12,100	228,421
	Xiamen ITG Group Corp. Ltd., Class A	163,430	181,526
	Xiamen Tungsten Co. Ltd., Class A	157,480	420,813
	Xiamen Xiangyu Co. Ltd., Class A	213,900	249,225
	Xi'an Triangle Defense Co. Ltd., Class A	43,284	192,203
	Xiangcai Co. Ltd., Class A	98,400	119,805
	Xianhe Co. Ltd., Class A	24,800	78,668
* Ω	Xiaomi Corp., Class B	11,204,000	17,824,231
*	Xinfengming Group Co. Ltd., Class A	153,500	263,414
	Xinjiang Tianshan Cement Co. Ltd., Class A	90,800	112,273
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	216,200	224,020
	Xinxiang Richful Lube Additive Co. Ltd., Class A	7,900	55,621
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	244,900	147,805
	Xinyi Solar Holdings Ltd.	4,801,103	5,213,256
# *	XPeng, Inc., Class A	764,000	8,149,533
	Xuji Electric Co. Ltd., Class A	90,600	288,084
Ω	Yadea Group Holdings Ltd.	1,260,000	2,867,329
	Yangling Metron New Material, Inc., Class A	56,940	355,820
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	52,200	313,964
#	Yankuang Energy Group Co. Ltd., Class H	3,375,000	5,081,426
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	8,400	38,359
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	97,155	381,163
	Yealink Network Technology Corp. Ltd., Class A	63,476	334,399
*	Yifan Pharmaceutical Co. Ltd., Class A	92,800	180,921
	Yifeng Pharmacy Chain Co. Ltd., Class A	55,167	293,642
	Yintai Gold Co. Ltd., Class A	195,817	358,581
	Yixintang Pharmaceutical Group Co. Ltd., Class A	44,500	159,762
	YongXing Special Materials Technology Co. Ltd., Class A	44,870	340,450
	Yonyou Network Technology Co. Ltd., Class A	83,500	220,783
	Youngor Group Co. Ltd., Class A	340,604	340,464
	Youngy Co. Ltd., Class A	23,500	202,207
*	Youzu Interactive Co. Ltd., Class A	16,200	30,348
	YTO Express Group Co. Ltd., Class A	347,700	765,845
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	80,100	183,154
	Yum China Holdings, Inc.	240,132	14,652,855
	Yunda Holding Co. Ltd., Class A	373,990	544,310
	Yunnan Aluminium Co. Ltd., Class A	373,200	776,744
	Yunnan Baiyao Group Co. Ltd., Class A	54,740	412,623
	Yunnan Copper Co. Ltd., Class A	308,200	522,844
*	Yunnan Energy New Material Co. Ltd., Class A	36,162	489,261
	Yunnan Tin Co. Ltd., Class A	202,000	471,042
	Zangge Mining Co. Ltd., Class A	103,900	350,302
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	25,050	1,018,024
	Zhefu Holding Group Co. Ltd., Class A	607,423	365,644
*	Zhejiang Century Huatong Group Co. Ltd., Class A	458,400	339,238
	Zhejiang Cfmoto Power Co. Ltd., Class A	5,600	117,297
	Zhejiang China Commodities City Group Co. Ltd., Class A	325,179	387,444
	Zhejiang Chint Electrics Co. Ltd., Class A	144,821	574,775
	Zhejiang Crystal-Optech Co. Ltd., Class A	92,800	149,425
	Zhejiang Dahua Technology Co. Ltd., Class A	109,713	337,390
	Zhejiang Dingli Machinery Co. Ltd., Class A	28,370	234,671
	Zhejiang Hailiang Co. Ltd., Class A	143,800	249,026
	Zhejiang HangKe Technology, Inc.Co., Class A	31,772	135,275
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	200,640	517,199
	Zhejiang Huayou Cobalt Co. Ltd., Class A	72,211	510,032
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	54,000	467,338
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	65,300	57,345

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	80,500	$199,862
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	71,600	270,283
	Zhejiang Juhua Co. Ltd., Class A	174,900	365,447
*	Zhejiang Narada Power Source Co. Ltd., Class A	68,200	167,844
	Zhejiang NHU Co. Ltd., Class A	300,188	693,926
	Zhejiang Semir Garment Co. Ltd., Class A	245,100	222,640
	Zhejiang Supcon Technology Co. Ltd., Class A	7,794	59,076
	Zhejiang Supor Co. Ltd., Class A	38,403	268,976
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	187,803	478,162
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	62,534	189,939
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	29,000	153,765
	Zheshang Securities Co. Ltd., Class A	270,063	411,048
	Zhongji Innolight Co. Ltd., Class A	20,527	368,227
	Zhongjin Gold Corp. Ltd., Class A	428,700	639,299
	Zhongsheng Group Holdings Ltd.	1,171,000	4,114,254
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	542,300	2,161,923
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	9,200	50,173
	Zhuzhou Kibing Group Co. Ltd., Class A	272,501	349,646
	Zijin Mining Group Co. Ltd., Class H	5,099,000	8,806,608
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	1,785,800	977,700
	ZTE Corp., Class H	491,285	1,798,018
	ZTO Express Cayman, Inc., ADR	260,448	7,240,454
	ZTO Express Cayman, Inc.	10,600	293,596
TOTAL CHINA			1,304,969,722
COLOMBIA — (0.1%)
	BAC Holding International Corp.	1,290,635	72,909
	Banco de Bogota SA	11,387	88,575
	Bancolombia SA, Sponsored ADR	61,014	1,864,588
	Bancolombia SA	113,157	963,321
	Ecopetrol SA	1,899,549	1,110,371
	Grupo Argos SA	241,307	595,421
	Grupo Energia Bogota SA ESP	372,477	167,667
	Grupo Nutresa SA	1,014	13,137
	Interconexion Electrica SA ESP	165,667	725,453
TOTAL COLOMBIA			5,601,442
CZECH REPUBLIC — (0.2%)
	CEZ AS	106,811	4,723,010
	Komercni Banka AS	71,546	2,343,149
Ω	Moneta Money Bank AS	450,001	1,769,344
	Philip Morris CR AS	45	35,075
TOTAL CZECH REPUBLIC			8,870,578
EGYPT — (0.0%)
	Commercial International Bank Egypt SAE, GDR	1,413,832	1,701,860
GREECE — (0.5%)
*	Alpha Services & Holdings SA	1,892,830	3,408,817
*	Eurobank Ergasias Services & Holdings SA, Class A	1,454,750	2,541,290
* ††	FF Group	12,618	0
	Hellenic Telecommunications Organization SA	136,397	2,152,613
	Helleniq Energy Holdings SA	91,718	814,994
	JUMBO SA	96,587	2,882,075
	Motor Oil Hellas Corinth Refineries SA	102,332	2,586,175
	Mytilineos SA	67,692	2,817,054
*	National Bank of Greece SA	286,179	1,970,832
	OPAP SA	113,020	1,987,744

The Emerging Markets Series
CONTINUED
		Shares	Value»
GREECE — (Continued)
*	Piraeus Financial Holdings SA	506,375	$1,918,001
*	Public Power Corp. SA	81,556	964,967
	Terna Energy SA	55,758	1,070,306
TOTAL GREECE			25,114,868
HONG KONG — (0.0%)
* ††	China Common Rich Renewable Energy Investments Ltd.	5,416,000	0
HUNGARY — (0.3%)
	MOL Hungarian Oil & Gas PLC	832,401	6,571,556
	OTP Bank Nyrt	107,957	3,925,978
	Richter Gedeon Nyrt	96,175	2,426,943
TOTAL HUNGARY			12,924,477
INDIA — (15.7%)
	Aarti Industries Ltd.	231,928	1,320,975
*	Aarti Pharmalabs Ltd.	57,982	246,778
	ABB India Ltd.	30,334	1,682,803
*	ACC Ltd.	72,319	1,776,212
	Adani Enterprises Ltd.	47,602	1,442,790
*	Adani Green Energy Ltd.	87,466	1,161,609
	Adani Ports & Special Economic Zone Ltd.	377,815	3,568,485
*	Adani Power Ltd.	716,345	2,383,319
	Adani Total Gas Ltd.	76,045	614,939
*	Adani Transmission Ltd.	75,768	755,407
*	Aditya Birla Capital Ltd.	630,168	1,498,842
	Alkem Laboratories Ltd.	17,972	870,887
*	Ambuja Cements Ltd.	409,686	2,306,863
	APL Apollo Tubes Ltd.	83,437	1,604,455
	Apollo Hospitals Enterprise Ltd.	58,627	3,698,879
	Ashok Leyland Ltd.	1,078,208	2,412,921
	Asian Paints Ltd.	220,693	9,059,719
	Astral Ltd.	135,420	3,256,622
Ω	AU Small Finance Bank Ltd.	166,635	1,486,077
	Aurobindo Pharma Ltd.	292,903	2,934,329
* Ω	Avenue Supermarts Ltd.	53,575	2,447,300
	Axis Bank Ltd.	1,326,166	15,412,255
	Bajaj Auto Ltd.	64,343	3,866,687
	Bajaj Finance Ltd.	131,798	11,706,709
	Bajaj Finserv Ltd.	159,010	3,088,111
	Bajaj Holdings & Investment Ltd.	37,682	3,439,301
	Balkrishna Industries Ltd.	110,491	3,415,736
* Ω	Bandhan Bank Ltd.	615,747	1,679,259
	Bank of Baroda	970,898	2,391,665
	Bank of India	261,403	272,151
	Berger Paints India Ltd.	202,742	1,687,765
	Bharat Electronics Ltd.	4,884,542	7,771,989
	Bharat Forge Ltd.	271,888	3,076,790
	Bharat Petroleum Corp. Ltd.	386,563	1,772,978
	Bharti Airtel Ltd.	1,469,776	15,901,534
	Biocon Ltd.	396,886	1,241,953
	Bosch Ltd.	4,746	1,094,436
	Britannia Industries Ltd.	54,714	3,200,005
	Canara Bank	364,746	1,529,304
	CG Power & Industrial Solutions Ltd.	487,098	2,376,122
	Cholamandalam Investment & Finance Co. Ltd.	443,540	6,118,931
	Cipla Ltd.	490,971	7,039,917
	Coal India Ltd.	649,232	1,812,822

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Colgate-Palmolive India Ltd.	122,914	$3,013,685
	Container Corp. of India Ltd.	293,158	2,477,126
	Coromandel International Ltd.	60,562	760,305
	Cummins India Ltd.	81,546	1,951,483
	Dabur India Ltd.	338,762	2,374,900
	Dalmia Bharat Ltd.	53,653	1,275,241
	Deepak Nitrite Ltd.	86,786	2,119,548
	Divi's Laboratories Ltd.	73,586	3,314,138
	DLF Ltd.	478,113	3,010,238
	Dr Reddy's Laboratories Ltd., ADR	102,286	7,025,003
	Dr Reddy's Laboratories Ltd.	33,811	2,324,302
	Eicher Motors Ltd.	86,505	3,544,848
	Federal Bank Ltd.	142,671	236,091
	GAIL India Ltd.	2,963,435	4,312,339
	GAIL India Ltd., GDR	153,552	1,319,954
	GlaxoSmithKline Pharmaceuticals Ltd.	29,829	511,178
*	Godrej Consumer Products Ltd.	228,140	2,884,008
*	Godrej Properties Ltd.	94,646	2,008,984
	Grasim Industries Ltd.	235,894	5,306,516
	Gujarat Fluorochemicals Ltd.	15,556	515,548
	Gujarat Gas Ltd.	139,066	818,094
	Havells India Ltd.	137,674	2,237,005
	HCL Technologies Ltd.	630,703	8,564,438
Ω	HDFC Asset Management Co. Ltd.	58,879	1,815,729
	HDFC Bank Ltd.	2,611,395	52,388,491
Ω	HDFC Life Insurance Co. Ltd.	302,310	2,379,203
	Hero MotoCorp Ltd.	158,038	6,173,666
	Hindalco Industries Ltd.	2,128,864	11,972,672
	Hindustan Aeronautics Ltd.	73,506	3,544,732
	Hindustan Petroleum Corp. Ltd.	547,972	1,884,955
	Hindustan Unilever Ltd.	440,646	13,719,963
	Honeywell Automation India Ltd.	1,476	768,315
	ICICI Bank Ltd., Sponsored ADR	649,989	15,970,217
	ICICI Bank Ltd.	1,390,129	16,920,090
Ω	ICICI Lombard General Insurance Co. Ltd.	158,500	2,668,246
Ω	ICICI Prudential Life Insurance Co. Ltd.	181,663	1,277,228
*	IDFC First Bank Ltd.	3,037,968	3,227,698
	Indian Bank	133,057	564,916
	Indian Hotels Co. Ltd.	484,337	2,325,245
	Indian Oil Corp. Ltd.	1,227,595	1,403,155
*	Indian Overseas Bank	1,569,149	502,300
	Indian Railway Catering & Tourism Corp. Ltd.	293,699	2,287,216
Ω	Indian Railway Finance Corp. Ltd.	1,263,052	589,954
	Indraprastha Gas Ltd.	248,390	1,399,052
*	Indus Towers Ltd.	1,085,308	2,272,901
	IndusInd Bank Ltd.	317,938	5,489,166
	Info Edge India Ltd.	56,202	3,131,310
	Infosys Ltd., Sponsored ADR	429,715	7,159,052
	Infosys Ltd.	1,779,532	29,433,686
* Ω	InterGlobe Aviation Ltd.	44,288	1,396,569
	ITC Ltd.	1,903,270	10,774,273
	Jindal Steel & Power Ltd.	801,679	6,528,150
	Jio Financial Services Ltd.	1,374,995	4,377,482
	JSW Energy Ltd.	442,557	1,551,550
	JSW Steel Ltd.	1,010,527	10,032,142
	Jubilant Foodworks Ltd.	480,298	2,801,231
	Kansai Nerolac Paints Ltd.	136,203	555,031
	Kotak Mahindra Bank Ltd.	424,437	9,593,693
	KPIT Technologies Ltd.	11,527	152,330

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	L&T Technology Services Ltd.	25,917	$1,273,960
	Larsen & Toubro Ltd.	379,368	12,381,296
*	Linde India Ltd.	4,275	260,229
Ω	LTIMindtree Ltd.	52,873	3,156,027
	Lupin Ltd.	226,834	2,714,910
	Mahindra & Mahindra Financial Services Ltd.	463,694	1,683,310
	Mahindra & Mahindra Ltd.	916,936	16,449,741
	Marico Ltd.	535,354	3,662,566
	Maruti Suzuki India Ltd.	41,842	4,996,297
*	Max Financial Services Ltd.	54,912	542,024
*	Max Healthcare Institute Ltd.	411,811	2,966,107
	Motherson Sumi Wiring India Ltd.	1,855,705	1,350,063
	Mphasis Ltd.	110,209	3,070,364
	MRF Ltd.	2,139	2,670,450
	Muthoot Finance Ltd.	242,710	4,010,657
	Nestle India Ltd.	20,232	5,521,141
	NHPC Ltd.	1,327,907	830,891
	NMDC Ltd.	1,251,805	1,786,924
* ††	NMDC Steel Ltd.	1,251,805	733,771
	NTPC Ltd.	1,541,570	4,083,756
	Oberoi Realty Ltd.	101,713	1,384,372
	Oil & Natural Gas Corp. Ltd.	877,424	1,891,729
	One 97 Communications Ltd.	89,694	874,431
	Oracle Financial Services Software Ltd.	32,810	1,552,697
	Page Industries Ltd.	7,482	3,457,756
	Persistent Systems Ltd.	53,578	3,096,102
	Petronet LNG Ltd.	1,564,099	4,438,367
	PI Industries Ltd.	68,216	3,001,731
	Pidilite Industries Ltd.	83,120	2,649,834
*	Piramal Pharma Ltd.	470,376	596,667
	Polycab India Ltd.	38,709	2,274,397
	Power Finance Corp. Ltd.	2,196,312	6,979,601
	Power Grid Corp. of India Ltd.	1,428,971	4,626,638
	Procter & Gamble Hygiene & Health Care Ltd.	10,172	1,954,386
	Punjab National Bank	1,966,565	1,480,145
	REC Ltd.	1,738,489	4,293,948
	Reliance Industries Ltd.	1,374,995	42,629,498
	Samvardhana Motherson International Ltd.	2,673,734	3,198,468
	SBI Cards & Payment Services Ltd.	133,763	1,393,538
Ω	SBI Life Insurance Co. Ltd.	140,554	2,190,983
	Schaeffler India Ltd.	24,397	928,187
	Shree Cement Ltd.	5,296	1,554,888
	Shriram Finance Ltd.	254,074	5,850,774
	Siemens Ltd.	25,712	1,244,740
	Solar Industries India Ltd.	16,323	753,121
	SRF Ltd.	163,573	4,319,069
	State Bank of India	933,814	7,040,193
	State Bank of India, GDR	3,115	234,248
	Steel Authority of India Ltd.	1,548,994	1,783,173
	Sun Pharmaceutical Industries Ltd.	438,723	6,099,871
	Sundaram Finance Holdings Ltd.	40,687	61,984
	Sundaram Finance Ltd.	964	31,056
	Supreme Industries Ltd.	33,962	1,464,577
Ω	Syngene International Ltd.	11,730	113,750
	Tata Chemicals Ltd.	90,622	1,169,790
	Tata Communications Ltd.	108,655	2,376,420
	Tata Consultancy Services Ltd.	551,248	22,921,127
	Tata Consumer Products Ltd.	369,237	3,858,445
	Tata Elxsi Ltd.	32,921	2,868,501

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Tata Motors Ltd.	1,805,405	$14,166,002
	Tata Power Co. Ltd.	934,751	2,690,084
	Tata Steel Ltd.	11,675,250	17,473,494
	Tech Mahindra Ltd.	616,022	8,393,820
	Thermax Ltd.	1,412	44,440
	Titan Co. Ltd.	181,344	6,651,013
	Torrent Pharmaceuticals Ltd.	137,581	3,366,332
	Trent Ltd.	134,791	2,887,937
	Tube Investments of India Ltd.	77,295	2,912,054
	TVS Motor Co. Ltd.	226,896	3,804,048
	UltraTech Cement Ltd.	56,447	5,705,441
	Union Bank of India Ltd.	739,695	803,845
	United Breweries Ltd.	45,973	860,528
*	United Spirits Ltd.	259,011	3,196,847
	UNO Minda Ltd.	104,059	747,258
	UPL Ltd.	1,035,734	7,847,525
	Varun Beverages Ltd.	361,509	3,538,045
	Vedanta Ltd.	1,321,724	4,451,116
*	Vodafone Idea Ltd.	2,182,314	220,441
	Voltas Ltd.	106,939	1,013,415
	Wipro Ltd.	1,123,049	5,539,022
*	Zomato Ltd.	3,519,490	3,605,091
	Zydus Lifesciences Ltd.	310,331	2,380,016
TOTAL INDIA			782,444,712
INDONESIA — (1.9%)
	Adaro Energy Indonesia Tbk PT	27,377,300	4,379,564
*	Allo Bank Indonesia Tbk PT	89,700	10,772
	Aneka Tambang Tbk PT	8,145,300	1,073,635
	Astra International Tbk PT	18,030,010	8,193,636
	Bank Central Asia Tbk PT	26,891,700	16,286,456
*	Bank Jago Tbk PT	1,709,100	330,202
	Bank Mandiri Persero Tbk PT	20,972,668	7,972,661
	Bank Negara Indonesia Persero Tbk PT	5,902,722	3,474,948
	Bank Rakyat Indonesia Persero Tbk PT	31,428,776	11,767,057
	Bank Syariah Indonesia Tbk PT	10,312,623	1,131,959
	Barito Pacific Tbk PT	14,794,756	760,234
	Bukit Asam Tbk PT	6,632,200	1,219,551
*	Bumi Resources Tbk PT	83,621,200	709,398
*	Capital Financial Indonesia Tbk PT	5,193,000	229,069
	Charoen Pokphand Indonesia Tbk PT	5,178,400	1,776,386
	Elang Mahkota Teknologi Tbk PT	14,059,200	606,567
*	GoTo Gojek Tokopedia Tbk PT	10,149,900	76,192
	Gudang Garam Tbk PT	458,300	848,334
	Indah Kiat Pulp & Paper Tbk PT	3,417,500	2,074,559
	Indo Tambangraya Megah Tbk PT	724,000	1,306,681
	Indocement Tunggal Prakarsa Tbk PT	1,530,800	1,058,450
	Indofood CBP Sukses Makmur Tbk PT	1,193,300	886,709
	Indofood Sukses Makmur Tbk PT	5,902,700	2,867,624
	Indosat Tbk PT	1,204,300	734,627
	Kalbe Farma Tbk PT	10,759,600	1,366,598
	Mayora Indah Tbk PT	3,692,025	592,275
*	Merdeka Copper Gold Tbk PT	5,723,395	1,333,614
	Mitra Keluarga Karyasehat Tbk PT	5,014,200	968,331
*	MNC Digital Entertainment Tbk PT	387,300	97,074
	Perusahaan Gas Negara Tbk PT	2,712,100	245,548
	Sarana Menara Nusantara Tbk PT	23,363,900	1,572,418
	Semen Indonesia Persero Tbk PT	4,306,129	1,992,570
	Sinar Mas Agro Resources & Technology Tbk PT	989,800	308,557

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Sumber Alfaria Trijaya Tbk PT	10,728,700	$1,921,061
	Telkom Indonesia Persero Tbk PT	22,978,700	5,661,394
	Tower Bersama Infrastructure Tbk PT	5,424,400	694,288
	Transcoal Pacific Tbk PT	1,072,800	473,244
	Unilever Indonesia Tbk PT	4,594,500	1,172,813
	United Tractors Tbk PT	3,132,496	5,722,685
	Vale Indonesia Tbk PT	2,721,600	1,241,970
	XL Axiata Tbk PT	7,148,039	1,076,146
TOTAL INDONESIA			96,215,857
KUWAIT — (0.4%)
*	Agility Public Warehousing Co. KSC	601,474	1,233,492
	Al Ahli Bank of Kuwait KSCP	47,078	36,780
	Boubyan Bank KSCP	515,688	1,040,777
	Burgan Bank SAK	256,539	173,698
	Gulf Bank KSCP	739,488	635,497
	Kuwait Finance House KSCP	2,989,291	7,677,574
	Kuwait Telecommunications Co.	200,964	382,695
	Mabanee Co. KPSC	274,783	789,822
	Mobile Telecommunications Co. KSCP	631,260	1,070,594
	National Bank of Kuwait SAKP	1,526,831	4,781,287
	Warba Bank KSCP	553,754	380,345
TOTAL KUWAIT			18,202,561
MALAYSIA — (1.5%)
	Alliance Bank Malaysia Bhd	754,000	590,360
	AMMB Holdings Bhd	2,141,259	1,833,599
	Axiata Group Bhd	2,860,132	1,693,917
	Batu Kawan Bhd	122,300	576,622
	BIMB Holdings Bhd	324,055	158,180
	Bursa Malaysia Bhd	349,100	519,579
#	Carlsberg Brewery Malaysia Bhd, Class B	149,300	695,434
	CELCOMDIGI Bhd	1,985,320	1,946,230
	CIMB Group Holdings Bhd	3,067,470	3,778,663
#	D&O Green Technologies Bhd	534,500	466,333
	Dialog Group Bhd	2,206,018	1,126,086
	FGV Holdings Bhd	168,700	53,522
#	Fraser & Neave Holdings Bhd	137,200	760,745
	Gamuda Bhd	2,104,704	2,006,930
	Genting Bhd	1,808,100	1,728,739
#	Genting Malaysia Bhd	2,150,900	1,240,690
	Genting Plantations Bhd	278,300	377,119
*	Greatech Technology Bhd	187,500	191,374
	HAP Seng Consolidated Bhd	696,400	525,318
	Hartalega Holdings Bhd	1,492,400	728,731
	Heineken Malaysia Bhd	143,700	832,995
	Hong Leong Bank Bhd	259,166	1,125,972
#	Hong Leong Financial Group Bhd	248,583	1,009,341
#	IHH Healthcare Bhd	712,300	940,763
	IJM Corp. Bhd	2,122,200	720,225
#	Inari Amertron Bhd	2,740,900	1,836,221
#	IOI Corp. Bhd	1,534,905	1,420,080
#	IOI Properties Group Bhd	1,450,429	440,903
	Kuala Lumpur Kepong Bhd	392,146	2,028,275
	Malayan Banking Bhd	2,464,719	4,931,206
#	Malaysia Airports Holdings Bhd	578,650	885,507
	Malaysian Pacific Industries Bhd	84,200	547,295
	Maxis Bhd	1,355,100	1,214,311

The Emerging Markets Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	MISC Bhd	629,598	$1,003,806
# Ω	MR DIY Group M Bhd	1,278,350	416,827
	My EG Services Bhd	5,422,438	920,741
	Nestle Malaysia Bhd	43,200	1,283,343
#	Petronas Chemicals Group Bhd	1,493,500	2,303,886
	Petronas Dagangan Bhd	172,900	880,619
	Petronas Gas Bhd	360,800	1,366,952
# *	PMB Technology Bhd	8,800	7,709
	PPB Group Bhd	495,880	1,835,762
	Press Metal Aluminium Holdings Bhd	1,958,700	2,190,245
	Public Bank Bhd	8,022,870	7,421,222
	QL Resources Bhd	765,685	930,957
	RHB Bank Bhd	1,699,417	2,145,475
	Scientex Bhd	251,200	198,419
	Sime Darby Bhd	3,650,961	1,766,860
	Sime Darby Plantation Bhd	1,349,221	1,363,873
	Sunway Bhd	1,877,782	745,517
	Telekom Malaysia Bhd	517,329	584,107
	Tenaga Nasional Bhd	985,950	2,099,554
#	TIME dotCom Bhd	1,203,100	1,432,570
# *	Top Glove Corp. Bhd	5,149,500	1,051,221
	United Plantations Bhd	145,900	516,882
#	ViTrox Corp. Bhd	269,200	468,906
#	Westports Holdings Bhd	671,200	521,375
#	Yinson Holdings Bhd	1,595,740	902,478
	YTL Corp. Bhd	5,151,212	1,336,562
#	YTL Power International Bhd	1,468,000	442,980
TOTAL MALAYSIA			75,070,113
MEXICO — (2.6%)
	Alfa SAB de CV, Class A	3,493,876	2,151,201
	America Movil SAB de CV, Class B	17,698,666	18,560,082
	Arca Continental SAB de CV	331,963	3,330,732
	Becle SAB de CV	425,807	1,113,277
*	Cemex SAB de CV	11,931,285	9,091,860
*	Cemex SAB de CV, Sponsored ADR	66,225	504,634
	Coca-Cola Femsa SAB de CV	373,782	3,149,412
*	Controladora AXTEL SAB DE CV	3,493,876	40,270
	El Puerto de Liverpool SAB de CV, Class C1	180,422	1,128,863
	Fomento Economico Mexicano SAB de CV	776,839	8,801,546
	Gruma SAB de CV, Class B	234,506	4,188,757
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	11,342	2,159,063
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	239,840	4,563,334
	Grupo Aeroportuario del Sureste SAB de CV, ADR	16,694	4,724,235
	Grupo Aeroportuario del Sureste SAB de CV, Class B	2,990	84,831
	Grupo Bimbo SAB de CV, Class A	745,854	3,876,481
	Grupo Carso SAB de CV	483,688	3,847,262
	Grupo Comercial Chedraui SA de CV	145,137	850,193
	Grupo Elektra SAB de CV	35,475	2,671,249
	Grupo Financiero Banorte SAB de CV, Class O	1,564,246	14,832,546
*	Grupo Financiero Inbursa SAB de CV, Class O	1,954,340	4,759,509
	Grupo Mexico SAB de CV, Class B	2,030,191	10,561,358
# *	Industrias Penoles SAB de CV	170,081	2,435,475
	Kimberly-Clark de Mexico SAB de CV, Class A	1,754,900	4,138,609
	Orbia Advance Corp. SAB de CV	2,067,520	4,695,598
*	Organizacion Soriana SAB de CV, Class B	331,645	545,249
# *	Sitios Latinoamerica SAB de CV	873,129	397,849

The Emerging Markets Series
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Wal-Mart de Mexico SAB de CV	2,505,757	$10,437,537
TOTAL MEXICO			127,641,012
PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	16,712	89,327
#	Cia de Minas Buenaventura SAA, ADR	53,274	411,275
	Credicorp Ltd.	33,391	5,244,057
TOTAL PERU			5,744,659
PHILIPPINES — (0.7%)
	Aboitiz Equity Ventures, Inc.	786,220	769,552
	Aboitiz Power Corp.	1,056,600	693,928
*	ACEN Corp.	4,707,906	447,527
	Alliance Global Group, Inc.	130,000	29,449
	Ayala Corp.	121,562	1,362,508
	Ayala Land, Inc.	3,292,718	1,644,235
	Bank of the Philippine Islands	1,531,782	3,193,996
	BDO Unibank, Inc.	1,864,754	4,931,436
*	Bloomberry Resorts Corp.	275,100	59,404
	DMCI Holdings, Inc.	2,401,800	420,118
	Emperador, Inc.	1,154,200	440,014
* ††	Fwbc Holdings, Inc.	2,006,957	0
	Globe Telecom, Inc.	33,137	1,158,825
	International Container Terminal Services, Inc.	610,640	2,413,251
	JG Summit Holdings, Inc.	2,414,319	1,894,334
	Jollibee Foods Corp.	312,960	1,453,614
	Manila Electric Co.	109,980	713,345
	Metropolitan Bank & Trust Co.	2,892,998	3,162,485
Ω	Monde Nissin Corp.	1,131,100	168,493
	PLDT, Inc.	74,010	1,766,093
	San Miguel Corp.	1,213,110	2,404,591
	San Miguel Food & Beverage, Inc.	85,800	79,703
	Semirara Mining & Power Corp.	481,300	252,899
	SM Investments Corp.	102,383	1,701,174
	SM Prime Holdings, Inc.	4,214,410	2,564,257
	Union Bank of the Philippines	105,937	146,624
	Universal Robina Corp.	573,030	1,281,477
	Wilcon Depot, Inc.	268,300	111,659
TOTAL PHILIPPINES			35,264,991
POLAND — (1.0%)
* Ω	Allegro.eu SA	152,856	1,347,656
	Asseco Poland SA	50,734	1,010,747
#	Bank Handlowy w Warszawie SA	27,163	609,866
*	Bank Millennium SA	323,762	529,353
	Bank Polska Kasa Opieki SA	137,614	4,063,449
	Budimex SA	12,588	1,293,828
	CD Projekt SA	59,476	2,426,558
	Cyfrowy Polsat SA	309,470	1,247,046
* Ω	Dino Polska SA	30,321	3,376,547
*	ING Bank Slaski SA	23,288	1,159,639
	Inter Cars SA	3,134	500,802
*	Jastrzebska Spolka Weglowa SA	23,855	243,712
	KGHM Polska Miedz SA	117,906	3,646,425
*	KRUK SA	19,007	2,074,985
	LPP SA	671	2,308,201
*	mBank SA	16,196	1,933,309
	Orange Polska SA	653,211	1,202,407

The Emerging Markets Series
CONTINUED
		Shares	Value»
POLAND — (Continued)
	ORLEN SA	537,177	$9,574,403
*	Pepco Group NV	112,921	973,067
*	PGE Polska Grupa Energetyczna SA	890,575	1,894,228
	Powszechna Kasa Oszczednosci Bank Polski SA	406,815	4,127,554
	Powszechny Zaklad Ubezpieczen SA	330,648	3,343,826
*	Santander Bank Polska SA	18,359	1,821,369
TOTAL POLAND			50,708,977
QATAR — (0.9%)
	Barwa Real Estate Co.	242,593	187,248
	Commercial Bank PSQC	1,754,061	3,013,015
	Industries Qatar QSC	611,733	2,240,386
	Masraf Al Rayan QSC	4,324,947	2,982,676
	Mesaieed Petrochemical Holding Co.	3,448,812	1,849,325
	Ooredoo QPSC	1,353,316	4,250,317
	Qatar Electricity & Water Co. QSC	382,308	1,904,678
	Qatar Fuel QSC	385,631	1,779,924
	Qatar Gas Transport Co. Ltd.	3,518,866	4,074,621
	Qatar International Islamic Bank QSC	787,316	2,244,897
	Qatar Islamic Bank SAQ	768,227	4,464,187
	Qatar National Bank QPSC	2,865,868	13,369,817
	Qatar Navigation QSC	79,171	228,344
TOTAL QATAR			42,589,435
RUSSIA — (0.0%)
* ††	Gazprom PJSC, Sponsored ADR	1,293,312	0
* ††	Lukoil PJSC, Sponsored ADR	128,002	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	172,148	0
* ††	MMC Norilsk Nickel PJSC, ADR	205,087	0
* ††	Mobile TeleSystems PJSC, ADR	294,338	0
* ††	Novatek PJSC, GDR	15,415	0
* ††	Novolipetsk Steel PJSC, GDR	60,064	0
* ††	PhosAgro PJSC	582	0
* ††	PhosAgro PJSC, GDR	90,265	0
* ††	Polyus PJSC, GDR	20,177	0
* ††	Rosneft Oil Co. PJSC, GDR	275,526	0
* ††	Rostelecom PJSC, Sponsored ADR	88,099	0
* ††	RusHydro PJSC, ADR	808,023	0
* ††	Sberbank of Russia PJSC, Sponsored ADR	948,237	0
* ††	Severstal PAO, GDR	67,875	0
* ††	Tatneft PJSC, Sponsored ADR	122,269	0
* ††	VTB Bank PJSC, GDR	1,705,908	0
SAUDI ARABIA — (3.8%)
	Abdullah Al Othaim Markets Co.	358,570	1,412,336
	ACWA Power Co.	23,420	1,151,221
	Advanced Petrochemical Co.	82,934	1,006,753
	Al Rajhi Bank	1,034,714	20,567,580
	Alinma Bank	765,866	7,551,101
	Almarai Co. JSC	155,123	2,848,663
	Arab National Bank	628,327	4,461,076
	Arabian Centres Co. Ltd.	41,012	250,204
	Arabian Internet & Communications Services Co.	22,309	2,168,690
	Bank AlBilad	456,377	5,319,839
	Bank Al-Jazira	473,561	2,319,443
	Banque Saudi Fransi	491,263	5,576,900
	Bupa Arabia for Cooperative Insurance Co.	63,454	2,918,534
	Co. for Cooperative Insurance	25,087	954,829

The Emerging Markets Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Dar Al Arkan Real Estate Development Co.	616,669	$2,782,701
	Dr Sulaiman Al Habib Medical Services Group Co.	42,523	3,275,839
	Etihad Etisalat Co.	825,705	10,310,346
	Jarir Marketing Co.	724,740	2,994,764
*	Mobile Telecommunications Co. Saudi Arabia	664,405	2,376,822
	Mouwasat Medical Services Co.	52,804	3,530,745
	Nahdi Medical Co.	3,611	167,328
*	Rabigh Refining & Petrochemical Co.	487,229	1,351,415
	Riyad Bank	1,027,352	8,709,440
	SABIC Agri-Nutrients Co.	154,916	5,954,097
	Sahara International Petrochemical Co.	631,355	6,370,880
*	Saudi Arabian Mining Co.	768,429	9,098,457
Ω	Saudi Arabian Oil Co.	1,399,216	12,091,720
	Saudi Awwal Bank	740,754	7,514,102
	Saudi Basic Industries Corp.	418,747	9,570,227
	Saudi Electricity Co.	366,509	2,192,559
	Saudi Industrial Investment Group	411,617	2,742,371
	Saudi Investment Bank	428,901	2,046,238
*	Saudi Kayan Petrochemical Co.	1,044,735	3,413,273
	Saudi National Bank	1,229,061	12,629,598
*	Saudi Research & Media Group	42,250	2,108,712
	Saudi Tadawul Group Holding Co.	21,021	1,128,246
	Saudi Telecom Co.	1,160,090	13,117,896
	Savola Group	273,569	3,083,617
	Yanbu National Petrochemical Co.	267,708	3,270,814
TOTAL SAUDI ARABIA			190,339,376
SOUTH AFRICA — (3.4%)
	Absa Group Ltd.	913,358	9,680,167
	African Rainbow Minerals Ltd.	156,029	1,761,124
#	Anglo American Platinum Ltd.	30,706	1,534,659
	AngloGold Ashanti Ltd., Sponsored ADR	236,495	5,250,189
	Aspen Pharmacare Holdings Ltd.	422,830	4,537,478
	Bid Corp. Ltd.	229,014	5,420,471
	Bidvest Group Ltd.	396,530	6,146,983
	Capitec Bank Holdings Ltd.	41,839	4,196,959
	Clicks Group Ltd.	295,205	4,629,645
*	Discovery Ltd.	488,952	4,327,744
	Exxaro Resources Ltd.	326,361	2,959,865
	FirstRand Ltd.	3,555,274	14,462,398
	Gold Fields Ltd., Sponsored ADR	717,812	11,104,552
#	Harmony Gold Mining Co. Ltd., Sponsored ADR	159,542	684,435
	Impala Platinum Holdings Ltd.	925,071	6,681,852
	Investec Ltd.	322,023	2,011,349
	Kumba Iron Ore Ltd.	49,949	1,370,155
	Mr Price Group Ltd.	110,396	971,961
	MTN Group Ltd.	1,292,967	10,131,308
	MultiChoice Group	444,159	2,195,957
	Naspers Ltd., Class N	56,057	11,014,459
	Nedbank Group Ltd.	563,709	7,407,210
	NEPI Rockcastle NV	450,703	2,710,523
	Ninety One Ltd.	225,714	491,865
*	Northam Platinum Holdings Ltd.	303,245	2,565,336
	Old Mutual Ltd.	5,940,860	4,327,335
	OUTsurance Group Ltd.	148,919	321,441
Ω	Pepkor Holdings Ltd.	2,348,144	2,284,808
	Sanlam Ltd.	1,479,776	5,456,473
	Sasol Ltd.	49,319	688,597
#	Sasol Ltd., Sponsored ADR	456,819	6,427,443

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Shoprite Holdings Ltd.	295,830	$4,273,127
	Sibanye Stillwater Ltd.	3,103,236	5,897,422
#	Sibanye Stillwater Ltd., ADR	296,437	2,291,458
	Standard Bank Group Ltd.	757,414	8,082,169
	Vodacom Group Ltd.	363,401	2,399,545
	Woolworths Holdings Ltd.	1,130,428	5,048,495
TOTAL SOUTH AFRICA			171,746,957
SOUTH KOREA — (12.9%)
# *	Alteogen, Inc.	18,171	636,153
	Amorepacific Corp.	22,354	1,974,453
#	Amorepacific Group	32,258	692,301
	BGF retail Co. Ltd.	9,471	1,242,657
	BNK Financial Group, Inc.	332,888	1,765,496
	Caregen Co. Ltd.	2,881	494,063
	Celltrion Healthcare Co. Ltd.	28,780	1,486,823
# *	Celltrion Pharm, Inc.	11,254	783,597
	Celltrion, Inc.	54,473	6,266,970
	Cheil Worldwide, Inc.	71,063	1,011,350
#	Chunbo Co. Ltd.	2,789	416,966
#	CJ CheilJedang Corp.	16,750	3,676,961
#	CJ Corp.	29,487	1,499,048
*	CJ ENM Co. Ltd.	5,676	286,416
	CJ Logistics Corp.	14,631	826,589
#	Classys, Inc.	17,370	417,391
*	CosmoAM&T Co. Ltd.	14,102	2,010,820
# *	Cosmochemical Co. Ltd.	11,176	487,203
	Coway Co. Ltd.	70,066	2,251,655
	CS Wind Corp.	16,801	977,606
	Daeduck Electronics Co. Ltd.	28,426	808,655
	Daejoo Electronic Materials Co. Ltd.	3,936	311,114
*	Daewoo Engineering & Construction Co. Ltd.	60,017	212,901
#	DB HiTek Co. Ltd.	45,779	2,121,159
	DB Insurance Co. Ltd.	71,540	4,230,186
	Dentium Co. Ltd.	3,135	353,553
	DL E&C Co. Ltd.	57,621	1,383,494
	DL Holdings Co. Ltd.	373	11,482
#	Dongjin Semichem Co. Ltd.	30,624	1,018,359
*	Dongkuk CM Co. Ltd.	12,885	101,791
	Dongkuk Holdings Co. Ltd.	6,863	80,806
*	Dongkuk Steel Mill Co. Ltd.	21,378	216,692
#	Dongsuh Cos., Inc.	23,600	335,041
	Dongwon Industries Co. Ltd.	8,705	269,679
	Dongwon Systems Corp.	1,506	49,756
*	Doosan Bobcat, Inc.	91,413	4,193,251
*	Doosan Enerbility Co. Ltd.	205,076	2,814,871
# *	Doosan Fuel Cell Co. Ltd.	25,272	539,369
#	Ecopro BM Co. Ltd.	23,110	7,601,550
#	Ecopro Co. Ltd.	10,539	9,982,769
#	E-MART, Inc.	20,339	1,207,269
	F&F Co. Ltd.	17,453	1,416,981
#	Fila Holdings Corp.	50,748	1,578,558
#	Foosung Co. Ltd.	32,479	345,239
	Green Cross Corp.	3,210	279,941
	GS Engineering & Construction Corp.	4,081	46,818
	GS Holdings Corp.	91,789	2,712,311
	GS Retail Co. Ltd.	84,736	1,411,670
	Hana Financial Group, Inc.	322,527	9,938,831
#	Hanjin Kal Corp.	14,952	496,331

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hankook Tire & Technology Co. Ltd.	82,943	$2,515,767
	Hanmi Pharm Co. Ltd.	6,176	1,291,331
	Hanmi Science Co. Ltd.	7,766	194,000
	Hanmi Semiconductor Co. Ltd.	29,634	1,127,683
	Hanon Systems	189,149	1,265,184
	Hansol Chemical Co. Ltd.	9,131	1,403,444
	Hanwha Aerospace Co. Ltd.	19,950	1,913,998
	Hanwha Corp.	55,801	1,350,651
*	Hanwha Galleria Corp.	60,094	62,108
# *	Hanwha Life Insurance Co. Ltd.	349,192	647,723
# *	Hanwha Ocean Co. Ltd.	22,123	812,487
*	Hanwha Solutions Corp.	53,285	1,581,457
	Hanwha Systems Co. Ltd.	18,409	219,595
	HD Hyundai Co. Ltd.	55,777	2,693,535
	HD Hyundai Electric Co. Ltd.	19,156	1,116,538
	HD Hyundai Infracore Co. Ltd.	160,823	1,555,478
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	38,502	3,726,884
#	Hite Jinro Co. Ltd.	24,304	386,910
	HL Mando Co. Ltd.	57,175	2,070,640
# *	HLB, Inc.	72,164	1,860,948
#	HMM Co. Ltd.	398,652	5,471,896
#	Hotel Shilla Co. Ltd.	31,789	1,877,957
*	HYBE Co. Ltd.	4,789	986,234
#	Hyosung Advanced Materials Corp., Class C	2,410	897,685
	Hyosung Corp.	5,270	249,062
	Hyosung TNC Corp.	2,612	695,036
	Hyundai Autoever Corp.	4,121	494,775
#	Hyundai Department Store Co. Ltd.	4,142	180,024
#	Hyundai Elevator Co. Ltd.	15,545	509,502
	Hyundai Engineering & Construction Co. Ltd.	84,807	2,489,029
	Hyundai Glovis Co. Ltd.	24,936	3,409,701
	Hyundai Marine & Fire Insurance Co. Ltd.	92,738	2,082,136
*	Hyundai Mipo Dockyard Co. Ltd.	15,813	1,158,810
	Hyundai Mobis Co. Ltd.	42,734	7,808,199
	Hyundai Motor Co.	66,759	10,264,423
*	Hyundai Rotem Co. Ltd.	47,080	1,157,962
	Hyundai Steel Co.	122,085	3,460,996
	Hyundai Wia Corp.	14,329	709,924
	Industrial Bank of Korea	288,314	2,350,505
	IsuPetasys Co. Ltd.	40,081	1,209,813
	JB Financial Group Co. Ltd.	85,283	572,224
	JYP Entertainment Corp.	27,914	2,988,552
	Kakao Corp.	86,689	3,489,833
*	Kakao Games Corp.	22,186	549,032
	KakaoBank Corp.	39,992	815,789
	Kangwon Land, Inc.	80,387	983,903
*	KB Financial Group, Inc.	261,950	10,491,451
	KB Financial Group, Inc., ADR	13,649	548,280
	KCC Corp.	4,724	786,141
	KEPCO Engineering & Construction Co., Inc.	6,591	391,039
	KEPCO Plant Service & Engineering Co. Ltd.	13,138	348,456
	Kia Corp.	203,321	13,195,392
	KIWOOM Securities Co. Ltd.	24,961	1,903,173
	Kolon Industries, Inc.	4,690	190,280
	Korea Aerospace Industries Ltd.	40,480	1,562,873
*	Korea Electric Power Corp.	93,653	1,411,137
*	Korea Gas Corp.	24,489	476,584
	Korea Investment Holdings Co. Ltd.	51,532	1,974,654
	Korea Zinc Co. Ltd.	5,317	2,059,713

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Korean Air Lines Co. Ltd.	231,801	$4,474,272
*	Krafton, Inc.	10,927	1,472,941
#	KT Corp., Sponsored ADR	82,100	963,033
	KT&G Corp.	54,538	3,529,038
# *	Kum Yang Co. Ltd.	14,033	1,756,145
	Kumho Petrochemical Co. Ltd.	31,045	2,923,468
	L&F Co. Ltd.	12,515	2,529,353
#	LEENO Industrial, Inc.	10,832	1,432,898
	LG Chem Ltd.	19,251	9,793,093
	LG Corp.	73,098	4,785,309
# *	LG Display Co. Ltd., ADR	308,074	1,635,873
*	LG Display Co. Ltd.	136,291	1,441,026
	LG Electronics, Inc.	157,679	13,421,851
	LG H&H Co. Ltd.	4,309	1,445,767
	LG Innotek Co. Ltd.	10,746	2,228,234
	LG Uplus Corp.	431,096	3,383,651
	LIG Nex1 Co. Ltd.	10,665	641,727
	Lotte Chemical Corp.	18,445	2,179,472
	Lotte Chilsung Beverage Co. Ltd.	3,039	291,764
#	Lotte Corp.	34,062	680,041
#	Lotte Energy Materials Corp.	13,179	566,985
	LOTTE Fine Chemical Co. Ltd.	22,558	1,146,820
	Lotte Shopping Co. Ltd.	12,790	702,385
#	LS Corp.	19,269	1,827,358
#	LS Electric Co. Ltd.	18,630	1,544,140
#	LX International Corp.	39,692	1,197,335
	LX Semicon Co. Ltd.	11,384	914,303
	Macquarie Korea Infrastructure Fund	291,535	2,774,337
#	Medy-Tox, Inc.	2,010	342,624
	Meritz Financial Group, Inc.	104,754	4,044,593
	Mirae Asset Securities Co. Ltd.	333,586	1,813,440
	NAVER Corp.	38,269	6,818,286
	NCSoft Corp.	9,301	2,017,816
# * Ω	Netmarble Corp.	21,359	824,789
	NH Investment & Securities Co. Ltd., Class C	177,468	1,378,203
	NongShim Co. Ltd.	2,906	904,170
# *	OCI Co. Ltd.	8,614	920,431
#	OCI Holdings Co. Ltd.	21,215	1,820,772
	Orion Corp.	24,577	2,187,515
	Ottogi Corp.	466	130,244
	Pan Ocean Co. Ltd.	528,083	1,980,193
*	Paradise Co. Ltd.	24,370	274,614
*	Pearl Abyss Corp.	18,229	801,324
#	Posco DX Co. Ltd.	32,279	879,560
	POSCO Future M Co. Ltd.	8,327	3,444,975
	POSCO Holdings, Inc.	34,964	17,617,703
#	Posco International Corp.	65,754	4,652,949
# *	Rainbow Robotics	3,386	303,096
	S-1 Corp.	21,407	859,121
*	Sam Chun Dang Pharm Co. Ltd.	5,104	255,380
* Ω	Samsung Biologics Co. Ltd.	5,484	3,292,966
	Samsung C&T Corp.	59,978	4,859,473
	Samsung Card Co. Ltd.	26,138	584,143
	Samsung Electro-Mechanics Co. Ltd.	42,392	4,836,031
	Samsung Electronics Co. Ltd.	3,140,501	171,950,683
*	Samsung Engineering Co. Ltd.	138,867	4,028,118
	Samsung Fire & Marine Insurance Co. Ltd.	46,477	8,883,919
*	Samsung Heavy Industries Co. Ltd.	214,336	1,519,134
	Samsung Life Insurance Co. Ltd.	63,894	3,495,527

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung SDI Co. Ltd.	19,354	$10,102,876
	Samsung SDS Co. Ltd.	29,524	2,972,281
	Samsung Securities Co. Ltd.	74,696	2,103,496
	Seegene, Inc.	1,519	27,769
#	SFA Engineering Corp.	10,979	317,096
	Shinhan Financial Group Co. Ltd.	375,935	10,346,980
#	Shinhan Financial Group Co. Ltd., ADR	46,849	1,293,501
	Shinsegae, Inc.	10,056	1,507,420
*	SK Biopharmaceuticals Co. Ltd.	12,911	824,446
# *	SK Bioscience Co. Ltd.	11,921	686,466
*	SK Chemicals Co. Ltd.	1,976	98,367
	SK Hynix, Inc.	390,989	37,865,317
* Ω	SK IE Technology Co., Ltd.	6,824	575,014
*	SK Innovation Co. Ltd.	68,103	11,551,654
#	SK Networks Co. Ltd.	242,361	1,139,297
	SK Telecom Co. Ltd.	55,517	2,007,548
	SK, Inc.	40,728	4,881,786
#	SKC Co. Ltd.	12,904	1,004,535
#	SL Corp.	24,615	725,756
	SM Entertainment Co. Ltd.	9,331	957,525
	S-Oil Corp.	68,687	4,037,707
	Solus Advanced Materials Co. Ltd.	5,507	154,967
	Soulbrain Co. Ltd.	4,534	970,061
#	Ssangyong C&E Co. Ltd.	149,934	622,188
	ST Pharm Co. Ltd.	3,410	202,131
*	Studio Dragon Corp.	1,749	69,359
# *	Taihan Electric Wire Co. Ltd.	19,467	198,834
	Wemade Co. Ltd.	6,379	183,169
#	WONIK IPS Co. Ltd.	21,433	635,026
#	Woori Financial Group, Inc.	827,305	7,560,881
	Youngone Corp.	39,203	1,776,343
	Yuhan Corp.	30,188	1,727,234
TOTAL SOUTH KOREA			643,804,922
TAIWAN — (16.7%)
#	Accton Technology Corp.	342,000	4,172,522
	Acer, Inc.	3,398,811	3,795,585
	Advanced Energy Solution Holding Co. Ltd.	34,000	751,044
	Advantech Co. Ltd.	175,089	2,186,465
#	Airtac International Group	59,602	1,772,732
#	Alchip Technologies Ltd.	52,000	3,309,845
#	Alexander Marine Co. Ltd.	18,000	326,831
	AP Memory Technology Corp.	5,000	60,931
#	ASE Technology Holding Co. Ltd., ADR	27,294	219,173
	ASE Technology Holding Co. Ltd.	3,644,782	13,340,193
	Asia Cement Corp.	2,725,758	3,496,972
	Asia Vital Components Co. Ltd.	274,000	2,815,786
	ASMedia Technology, Inc.	24,000	753,047
	ASPEED Technology, Inc.	30,300	2,241,990
	Asustek Computer, Inc.	627,180	7,284,253
	AUO Corp.	7,868,498	5,190,709
	Bizlink Holding, Inc.	57,551	554,862
	Bora Pharmaceuticals Co. Ltd.	41,000	1,178,056
	Catcher Technology Co. Ltd.	760,429	4,204,962
	Cathay Financial Holding Co. Ltd.	4,347,393	6,336,647
	Chailease Holding Co. Ltd.	1,317,016	8,720,478
	Chang Hwa Commercial Bank Ltd.	4,846,777	2,909,947
	Cheng Shin Rubber Industry Co. Ltd.	2,472,965	3,031,190
	Chicony Electronics Co. Ltd.	810,497	2,699,980

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	China Airlines Ltd.	4,097,536	$3,258,447
*	China Development Financial Holding Corp.	13,997,045	5,596,378
	China Motor Corp.	139,000	391,499
	China Steel Corp.	10,174,932	9,052,335
	Chipbond Technology Corp.	939,000	2,075,820
	Chroma ATE, Inc.	357,000	3,144,653
	Chung Hsin Electric & Machinery Manufacturing Corp.	315,000	1,174,914
	Chunghwa Telecom Co. Ltd., Sponsored ADR	111,161	4,079,609
	Chunghwa Telecom Co. Ltd.	683,000	2,519,557
	Compal Electronics, Inc.	5,016,541	4,870,196
	Compeq Manufacturing Co. Ltd.	859,000	1,246,990
	CTBC Financial Holding Co. Ltd.	12,550,175	10,499,073
	Delta Electronics, Inc.	763,486	8,912,710
	E Ink Holdings, Inc.	460,000	3,299,037
	E.Sun Financial Holding Co. Ltd.	10,308,774	8,490,676
	Eclat Textile Co. Ltd.	142,402	2,463,489
	Elite Material Co. Ltd.	292,000	3,864,139
	eMemory Technology, Inc.	64,000	3,792,535
	Eternal Materials Co. Ltd.	768,161	759,756
	Eva Airways Corp.	3,251,758	3,812,831
	Evergreen Marine Corp. Taiwan Ltd.	1,619,289	5,369,921
	Far Eastern International Bank	488,111	184,346
	Far Eastern New Century Corp.	3,433,085	3,246,935
	Far EasTone Telecommunications Co. Ltd.	1,581,000	3,569,683
#	Faraday Technology Corp.	132,000	1,374,928
	Farglory Land Development Co. Ltd.	48,000	87,740
	Feng TAY Enterprise Co. Ltd.	392,559	2,655,112
	First Financial Holding Co. Ltd.	8,143,665	7,533,593
	Formosa Chemicals & Fibre Corp.	3,067,518	6,385,779
	Formosa Petrochemical Corp.	487,000	1,242,928
	Formosa Plastics Corp.	1,714,153	4,538,547
	Formosa Sumco Technology Corp.	91,000	463,419
	Formosa Taffeta Co. Ltd.	699,000	573,109
	Foxconn Technology Co. Ltd.	1,025,627	1,821,953
	Fubon Financial Holding Co. Ltd.	3,783,631	7,897,251
#	Genius Electronic Optical Co. Ltd.	112,695	1,410,809
	Giant Manufacturing Co. Ltd.	408,810	3,032,561
#	Gigabyte Technology Co. Ltd.	243,000	2,435,832
	Global Unichip Corp.	63,000	3,295,187
#	Globalwafers Co. Ltd.	208,000	3,408,757
	Gold Circuit Electronics Ltd.	307,000	1,664,032
*	Great Wall Enterprise Co. Ltd.	293,000	558,509
	Highwealth Construction Corp.	1,107,971	1,492,813
	Hiwin Technologies Corp.	382,291	2,573,326
	Hon Hai Precision Industry Co. Ltd.	5,940,322	20,555,476
	Hotai Finance Co. Ltd.	220,400	996,420
	Hotai Motor Co. Ltd.	98,000	2,366,231
*	HTC Corp.	191,000	340,184
	Hua Nan Financial Holdings Co. Ltd., Class C	6,943,500	4,918,877
	Innolux Corp.	10,807,863	5,739,247
	International Games System Co. Ltd., Class C	146,000	2,850,748
#	Inventec Corp.	2,566,550	5,220,857
	Jentech Precision Industrial Co. Ltd.	50,000	847,643
	Jinan Acetate Chemical Co. Ltd.	10,000	299,708
	King Slide Works Co. Ltd.	24,000	695,366
	King Yuan Electronics Co. Ltd.	1,733,000	3,482,361
	King's Town Bank Co. Ltd.	329,000	377,038
	Kinsus Interconnect Technology Corp.	111,000	366,540
	Largan Precision Co. Ltd.	77,860	5,400,498

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Lien Hwa Industrial Holdings Corp.	926,685	$1,887,296
	Lite-On Technology Corp.	2,091,410	10,056,116
#	Lotes Co. Ltd.	88,700	2,113,471
	Lotus Pharmaceutical Co. Ltd.	97,000	886,357
	Macronix International Co. Ltd.	2,734,074	2,720,997
	Makalot Industrial Co. Ltd.	235,000	2,334,700
	MediaTek, Inc.	759,995	16,723,622
#	Mega Financial Holding Co. Ltd.	5,381,028	6,900,143
#	Merida Industry Co. Ltd.	207,287	1,432,106
#	Micro-Star International Co. Ltd.	878,000	5,445,832
#	momo.com, Inc.	81,000	1,547,036
	Nan Ya Plastics Corp.	2,002,599	4,462,631
#	Nan Ya Printed Circuit Board Corp.	384,000	3,040,560
#	Nanya Technology Corp.	1,356,010	3,129,091
	Nien Made Enterprise Co. Ltd.	160,000	1,658,551
	Novatek Microelectronics Corp.	662,000	8,952,578
#	Nuvoton Technology Corp.	211,000	944,000
#	Oneness Biotech Co. Ltd.	160,422	992,560
#	Parade Technologies Ltd.	82,000	2,407,339
	Pegatron Corp.	1,911,345	4,654,330
# *	PharmaEssentia Corp.	115,869	1,264,094
	Phison Electronics Corp.	169,000	2,203,470
# *	Polaris Group	142,000	388,816
	Pou Chen Corp.	2,506,487	2,494,145
#	Powerchip Semiconductor Manufacturing Corp.	4,114,000	3,932,432
	Powertech Technology, Inc.	1,161,819	4,094,838
	Poya International Co. Ltd.	53,430	870,272
#	President Chain Store Corp.	347,831	3,090,174
	Qisda Corp.	1,617,000	2,568,046
	Quanta Computer, Inc.	1,481,000	11,267,239
#	Radiant Opto-Electronics Corp.	584,000	2,242,696
	Realtek Semiconductor Corp.	446,950	6,138,466
	Ruentex Development Co. Ltd.	1,701,224	1,930,411
	Ruentex Industries Ltd.	715,214	1,412,777
	Sanyang Motor Co. Ltd.	470,000	1,182,482
	Shanghai Commercial & Savings Bank Ltd.	2,982,718	4,181,031
	Shihlin Electric & Engineering Corp.	119,000	561,956
*	Shin Kong Financial Holding Co. Ltd.	13,710,712	4,208,338
	Silergy Corp.	354,000	3,744,392
	Simplo Technology Co. Ltd.	216,000	2,114,228
	Sinbon Electronics Co. Ltd.	178,000	1,908,935
	Sino-American Silicon Products, Inc.	758,000	4,144,723
	SinoPac Financial Holdings Co. Ltd.	9,656,630	5,734,509
	Standard Foods Corp.	426,418	538,952
	Synnex Technology International Corp.	1,370,343	2,582,730
#	TA Chen Stainless Pipe	2,423,787	3,049,903
	Taichung Commercial Bank Co. Ltd.	3,482,151	1,652,991
	Taishin Financial Holding Co. Ltd.	10,808,066	6,287,702
	Taiwan Business Bank	7,669,274	3,521,105
	Taiwan Cement Corp.	5,147,701	6,116,545
	Taiwan Cooperative Financial Holding Co. Ltd.	7,034,365	6,584,823
	Taiwan FamilyMart Co. Ltd.	48,000	328,272
	Taiwan Fertilizer Co. Ltd.	723,000	1,477,843
*	Taiwan Glass Industry Corp.	1,200,375	825,508
	Taiwan High Speed Rail Corp.	1,260,000	1,210,101
	Taiwan Mobile Co. Ltd.	1,040,300	3,125,926
	Taiwan Secom Co. Ltd.	247,670	863,290
	Taiwan Semiconductor Manufacturing Co. Ltd.	13,416,808	242,275,336
*	Tatung Co. Ltd.	1,748,000	2,758,199

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Teco Electric & Machinery Co. Ltd.	1,673,000	$2,868,385
#	Tripod Technology Corp.	623,870	3,358,191
	Tung Ho Steel Enterprise Corp.	321,040	571,623
#	Unimicron Technology Corp.	1,861,000	10,986,983
	Union Bank Of Taiwan	581,700	288,044
	Uni-President Enterprises Corp.	4,367,033	10,476,803
	United Microelectronics Corp.	7,349,000	11,043,334
#	Vanguard International Semiconductor Corp.	1,550,000	3,821,609
	Via Technologies, Inc.	60,000	255,382
#	VisEra Technologies Co. Ltd.	117,000	860,822
#	Voltronic Power Technology Corp.	75,224	4,197,539
#	Walsin Lihwa Corp.	2,595,818	3,313,634
	Walsin Technology Corp.	395,000	1,194,035
	Wan Hai Lines Ltd.	1,289,747	2,073,040
#	Win Semiconductors Corp.	373,034	1,947,984
	Winbond Electronics Corp.	4,548,407	4,263,347
* ††	Wintek Corp.	604,760	0
#	Wistron Corp.	3,197,699	14,433,554
	Wiwynn Corp.	53,000	3,009,823
	WPG Holdings Ltd.	1,859,039	2,987,957
#	WT Microelectronics Co. Ltd.	194,000	423,968
	Yageo Corp.	316,055	4,633,474
	Yang Ming Marine Transport Corp.	3,178,000	4,714,263
#	YFY, Inc.	1,334,000	1,565,904
	Yuanta Financial Holding Co. Ltd.	8,782,849	6,829,785
	Yulon Finance Corp.	435,023	2,629,436
	Yulon Motor Co. Ltd.	668,496	1,748,407
#	Zhen Ding Technology Holding Ltd.	971,700	3,256,201
TOTAL TAIWAN			830,853,647
THAILAND — (2.3%)
	Advanced Info Service PCL	733,300	4,841,713
	AEON Thana Sinsap Thailand PCL	158,300	721,464
*	Airports of Thailand PCL	1,898,400	3,965,544
	AP Thailand PCL	3,278,700	1,168,612
	Asset World Corp. PCL	5,732,900	750,346
	B Grimm Power PCL	486,900	551,214
	Bangchak Corp. PCL	1,987,700	2,221,218
	Bangkok Bank PCL	529,400	2,652,510
	Bangkok Bank PCL, NVDR	126,700	634,819
#	Bangkok Chain Hospital PCL	1,417,200	736,987
	Bangkok Commercial Asset Management PCL	101,393	32,584
	Bangkok Dusit Medical Services PCL, Class F	4,406,100	3,700,847
	Bangkok Expressway & Metro PCL	3,479,999	925,187
	Bangkok Life Assurance PCL, NVDR	618,200	437,072
	Banpu PCL	14,018,766	3,993,221
	Banpu Power PCL	635,500	269,211
	Berli Jucker PCL	1,097,400	1,122,127
*	Beyond Securities PCL	784,700	150,160
	BTS Group Holdings PCL	5,069,500	1,199,663
	Bumrungrad Hospital PCL	251,300	1,585,825
#	Carabao Group PCL, Class F	247,000	524,975
	Central Pattana PCL	882,500	1,753,205
*	Central Plaza Hotel PCL	262,600	362,498
	Central Retail Corp. PCL	1,073,050	1,293,162
#	CH Karnchang PCL	1,238,600	777,998
	Charoen Pokphand Foods PCL	3,321,423	1,969,832
#	Chularat Hospital PCL, Class F	3,925,000	332,542
#	Com7 PCL, Class F	1,057,300	864,899

The Emerging Markets Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	CP ALL PCL	2,280,200	$4,230,149
	Delta Electronics Thailand PCL	1,374,700	4,538,322
#	Dohome PCL	881,450	248,504
	Electricity Generating PCL	167,500	653,289
	Energy Absolute PCL	1,077,000	1,950,816
	Esso Thailand PCL	1,807,500	499,021
	Global Power Synergy PCL, Class F	282,900	477,303
	Gulf Energy Development PCL	1,161,100	1,687,608
	Hana Microelectronics PCL	680,700	1,009,255
	Home Product Center PCL	3,733,413	1,548,829
	Indorama Ventures PCL	1,713,400	1,714,464
	Intouch Holdings PCL, Class F	356,100	801,072
	IRPC PCL	12,367,900	881,647
	JMT Network Services PCL	445,153	503,953
	Kasikornbank PCL	121,700	449,770
	Kasikornbank PCL, NVDR	5,500	20,246
#	KCE Electronics PCL	1,016,100	1,283,901
#	Kiatnakin Phatra Bank PCL	304,700	494,054
	Krung Thai Bank PCL	1,429,987	856,436
#	Krungthai Card PCL	660,700	907,217
	Land & Houses PCL	6,942,300	1,723,976
	Mega Lifesciences PCL	451,400	511,025
	Minor International PCL	2,438,883	2,351,332
	MK Restaurants Group PCL	299,100	404,145
	Muangthai Capital PCL	1,112,600	1,153,922
	Ngern Tid Lor PCL	1,843,287	1,179,359
	Osotspa PCL	1,167,500	997,681
	Plan B Media PCL, Class F	2,571,100	642,235
*	PSG Corp. PCL	7,016,500	186,540
	PTT Exploration & Production PCL	1,189,455	5,542,653
	PTT Global Chemical PCL	1,601,325	1,847,930
	PTT Oil & Retail Business PCL	1,262,800	789,509
	PTT PCL	6,973,400	7,130,526
	Ramkhamhaeng Hospital PCL, Class F	50,000	60,256
	Ratch Group PCL	763,800	808,903
	SCB X PCL	355,366	1,167,985
	SCG Packaging PCL	837,600	991,062
	SCGJWD Logistics PCL	310,400	151,442
	Siam Cement PCL	347,900	3,303,290
	Siam City Cement PCL	110,389	441,830
#	Siam Global House PCL	1,686,745	813,097
	SISB PCL	198,800	207,635
	Srisawad Capital 1969 PCL	75,500	9,308
	Srisawad Corp. PCL	824,672	1,138,392
#	Star Petroleum Refining PCL	2,954,000	755,140
	Supalai PCL	1,764,100	1,092,617
	Thai Oil PCL	1,979,917	2,964,489
	Thai Union Group PCL, Class F	3,176,440	1,262,085
	Thanachart Capital PCL	440,300	643,173
	Thonburi Healthcare Group PCL	463,300	906,872
	Tisco Financial Group PCL	239,500	703,203
	TMBThanachart Bank PCL	24,924,697	1,252,470
	TOA Paint Thailand PCL	590,800	470,344
	True Corp. PCL	11,977,542	2,536,966
	TTW PCL	1,054,700	268,076
	VGI PCL	3,956,670	337,537
	Vibhavadi Medical Center PCL	392,900	27,549
	WHA Corp. PCL	8,501,900	1,231,988
TOTAL THAILAND			112,301,833

The Emerging Markets Series
CONTINUED
		Shares	Value»
TURKEY — (0.8%)
	Akbank TAS	3,252,703	$3,375,425
	Aksa Akrilik Kimya Sanayii AS	123,506	397,258
	Aksa Enerji Uretim AS	237,721	349,018
	Alarko Holding AS	118,668	458,684
	Anadolu Efes Biracilik Ve Malt Sanayii AS	233,644	780,873
*	Arcelik AS	76,332	437,474
	Aselsan Elektronik Sanayi Ve Ticaret AS	194,514	538,547
	BIM Birlesik Magazalar AS	255,274	2,049,905
	Borusan Yatirim ve Pazarlama AS	2,542	181,642
	Coca-Cola Icecek AS	71,761	838,839
	Dogan Sirketler Grubu Holding AS	1,113,296	549,297
	Dogus Otomotiv Servis ve Ticaret AS	72,471	665,879
Ω	Enerjisa Enerji AS	161,809	304,945
	Enka Insaat ve Sanayi AS	775,859	968,002
*	Eregli Demir ve Celik Fabrikalari TAS	656,963	1,016,267
	Ford Otomotiv Sanayi AS	45,341	1,598,039
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi AS	103,483	364,116
# *	Gubre Fabrikalari TAS	48,915	565,361
*	Hektas Ticaret TAS	342,812	388,377
	Is Yatirim Menkul Degerler AS, Class A	393,442	323,987
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	217,775	172,060
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	104,478	82,855
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	706,014	663,480
	KOC Holding AS	472,649	2,369,252
	Kontrolmatik Enerji Ve Muhendislik AS	55,851	434,982
	Koza Altin Isletmeleri AS	577,665	600,391
	Migros Ticaret AS	42,810	468,929
	Nuh Cimento Sanayi AS	1,758	10,985
*	Otokar Otomotiv Ve Savunma Sanayi AS	39,955	427,767
*	Oyak Cimento Fabrikalari AS	304,361	632,786
*	Pegasus Hava Tasimaciligi AS	54,758	1,711,844
*	Petkim Petrokimya Holding AS	1,033,711	689,752
*	Sasa Polyester Sanayi AS	422,302	951,498
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	26,386	43,302
*	Sok Marketler Ticaret AS	57,738	97,518
*	TAV Havalimanlari Holding AS	190,894	795,681
	Tofas Turk Otomobil Fabrikasi AS	84,552	947,771
*	Turk Hava Yollari AO	306,328	2,663,908
*	Turk Telekomunikasyon AS	256,382	202,719
	Turk Traktor ve Ziraat Makineleri AS	27,231	710,772
	Turkcell Iletisim Hizmetleri AS	1,212,554	2,326,189
#	Turkiye Garanti Bankasi AS	369,940	603,380
*	Turkiye Halk Bankasi AS	897,775	480,650
	Turkiye Is Bankasi AS, Class C	2,062,152	1,157,691
	Turkiye Petrol Rafinerileri AS	622,493	2,389,368
	Turkiye Sise ve Cam Fabrikalari AS	597,215	1,184,041
*	Turkiye Vakiflar Bankasi TAO, Class D	1,035,918	464,432
	Yapi ve Kredi Bankasi AS	3,276,605	1,731,804
	Ziraat Gayrimenkul Yatirim Ortakligi AS	92,510	17,165
TOTAL TURKEY			41,184,907
UNITED ARAB EMIRATES — (1.5%)
	Abu Dhabi Commercial Bank PJSC	2,872,454	6,867,819
	Abu Dhabi Islamic Bank PJSC	1,825,947	5,588,808
	Abu Dhabi National Oil Co. for Distribution PJSC	2,602,586	2,762,866
	ADNOC Drilling Co. PJSC	946,540	1,015,107
	Aldar Properties PJSC	3,758,564	5,289,417
*	Alpha Dhabi Holding PJSC	343,700	1,868,081
	Dubai Electricity & Water Authority PJSC	1,014,622	740,298

The Emerging Markets Series
CONTINUED
	Shares	Value»
UNITED ARAB EMIRATES — (Continued)
Dubai Islamic Bank PJSC	4,723,235	$7,396,819
Emaar Properties PJSC	5,959,902	10,966,502
Emirates Integrated Telecommunications Co. PJSC	170,582	256,312
Emirates NBD Bank PJSC	1,834,594	8,488,879
Emirates Telecommunications Group Co. PJSC	1,840,642	11,224,095
Fertiglobe PLC	1,249,491	1,217,523
First Abu Dhabi Bank PJSC	2,151,830	8,575,948
* International Holding Co. PJSC	24,261	2,609,799
* Multiply Group PJSC	2,051,062	1,803,516
TOTAL UNITED ARAB EMIRATES		76,671,789
UNITED STATES — (0.0%)
Sempra	9,588	1,451,991
TOTAL COMMON STOCKS		4,891,845,145
PREFERRED STOCKS — (1.1%)
BRAZIL — (1.1%)
Banco Bradesco SA, 6.050%	2,373,138	8,360,873
* Braskem SA Class A	202,239	1,086,306
Centrais Eletricas Brasileiras SA Class B, 3.424%	103,746	957,217
Cia Energetica de Minas Gerais, 8.914%	1,094,369	2,932,202
Cia Paranaense de Energia, 4.394%	1,292,740	2,285,447
CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 4.233%	122,300	649,163
Gerdau SA, 11.707%	685,876	4,242,532
Itau Unibanco Holding SA, 5.352%	2,238,947	13,560,337
Petroleo Brasileiro SA, 15.666%	2,952,047	19,421,239
Raizen SA, 5.623%	858,890	755,587
TOTAL BRAZIL		54,250,903
CHILE — (0.0%)
Embotelladora Andina SA Class B, 6.537%	337,694	927,894
COLOMBIA — (0.0%)
Banco Davivienda SA, 5.244%	19,052	96,450
Grupo Aval Acciones y Valores SA, 3.557%	1,131,540	146,024
Grupo de Inversiones Suramericana SA, 7.419%	84,488	299,727
TOTAL COLOMBIA		542,201
SOUTH KOREA — (0.0%)
* Hanwha Galleria Corp.	462	1,643
* Hanwha Solutions Corp.	409	8,972
TOTAL SOUTH KOREA		10,615
TOTAL PREFERRED STOCKS		55,731,613
RIGHTS/WARRANTS — (0.0%)
SOUTH KOREA — (0.0%)
* Macquarie Korea Infrastructure Fund Rights 08/02/23	21,703	0
TOTAL INVESTMENT SECURITIES (Cost $2,999,440,496)		4,947,576,758

The Emerging Markets Series
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@ §	The DFA Short Term Investment Fund	3,258,094	$37,686,374
TOTAL INVESTMENTS — (100.0%)
(Cost $3,037,124,643)^^			$4,985,263,132

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of July 31, 2023, The Emerging Markets Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	630	09/15/23	$31,765,667	$33,210,450	$1,444,783
Total Futures Contracts			$31,765,667	$33,210,450	$1,444,783
Summary of the Series' investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$204,722,998	—	—	$204,722,998
Chile	11,575,911	$14,125,550	—	25,701,461
China	186,887,837	1,118,081,885	—	1,304,969,722
Colombia	5,528,533	72,909	—	5,601,442
Czech Republic	—	8,870,578	—	8,870,578
Egypt	147,296	1,554,564	—	1,701,860
Greece	—	25,114,868	—	25,114,868
Hungary	—	12,924,477	—	12,924,477
India	30,388,520	751,322,421	$733,771	782,444,712
Indonesia	—	96,215,857	—	96,215,857
Kuwait	16,143,592	2,058,969	—	18,202,561
Malaysia	—	75,070,113	—	75,070,113
Mexico	127,641,012	—	—	127,641,012
Peru	5,744,659	—	—	5,744,659
Philippines	—	35,264,991	—	35,264,991
Poland	—	50,708,977	—	50,708,977
Qatar	—	42,589,435	—	42,589,435
Saudi Arabia	—	190,339,376	—	190,339,376
South Africa	25,758,077	145,988,880	—	171,746,957
South Korea	5,679,601	638,125,321	—	643,804,922
Taiwan	4,298,782	826,554,865	—	830,853,647
Thailand	101,655,879	10,645,954	—	112,301,833

The Emerging Markets Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Turkey	—	$41,184,907	—	$41,184,907
United Arab Emirates	—	76,671,789	—	76,671,789
United States	—	1,451,991	—	1,451,991
Preferred Stocks
Brazil	$54,250,903	—	—	54,250,903
Chile	—	927,894	—	927,894
Colombia	542,201	—	—	542,201
South Korea	—	10,615	—	10,615
Securities Lending Collateral	—	37,686,374	—	37,686,374
Futures Contracts**	1,444,783	—	—	1,444,783
TOTAL	$782,410,584	$4,203,563,560	$733,771^	$4,986,707,915
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The Emerging Markets Small Cap Series
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.3%)
BRAZIL — (5.4%)
*	3R Petroleum Oleo E Gas SA	523,987	$3,939,252
	AES Brasil Energia SA	946,703	2,378,394
	Aliansce Sonae Shopping Centers SA	1,402,127	7,208,186
	Allied Tecnologia SA	28,000	40,560
	Alper Consultoria e Corretora de Seguros SA	24,700	160,253
	Alupar Investimento SA	472,761	2,912,298
	Ambipar Participacoes e Empreendimentos SA	128,000	569,520
*	Anima Holding SA	796,873	810,565
	Arezzo Industria e Comercio SA	189,554	3,303,040
	Auren Energia SA	919,004	2,720,815
	Bemobi Mobile Tech SA	201,580	575,486
*	Blau Farmaceutica SA	59,300	260,588
	Boa Safra Sementes SA	35,014	86,040
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	192,152	1,052,849
*	BRF SA	3,855,311	7,957,248
	Brisanet Participacoes SA	139,814	89,292
*	C&A Modas SA	253,220	305,229
	Camil Alimentos SA	447,408	688,793
	Cia Brasileira de Aluminio	435,877	488,533
*	Cia Brasileira de Distribuicao	528,326	2,312,736
	Cia de Saneamento de Minas Gerais Copasa MG	623,774	2,669,878
	Cia de Saneamento do Parana	1,185,537	5,254,847
	Cia de Saneamento do Parana	555,096	477,767
	Cia Siderurgica Nacional SA	911,659	2,668,223
	Cielo SA	3,733,592	3,726,683
*	Clear Sale SA	63,457	74,746
	CM Hospitalar SA	25,100	112,529
*	Cogna Educacao SA	6,244,153	4,423,561
*	Construtora Tenda SA	313,778	795,601
	Cruzeiro do Sul Educacional SA	231,100	221,387
	CSU Digital SA	83,114	278,936
	Cury Construtora e Incorporadora SA	400,727	1,505,878
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	969,968	4,885,993
Ω	Desktop - Sigmanet Comunicacao Multimidia SA	18,644	55,198
	Dexco SA	1,176,010	2,081,566
	Diagnosticos da America SA	133,274	379,072
	Dimed SA Distribuidora da Medicamentos	264,932	740,101
	Direcional Engenharia SA	377,436	1,684,145
	EcoRodovias Infraestrutura e Logistica SA	880,278	1,528,328
*	Eletromidia SA	8,525	26,519
*	Embraer SA	1,203,609	4,711,351
*	Embraer SA, Sponsored ADR	348,715	5,453,903
	Empreendimentos Pague Menos SA	348,484	310,992
	Enauta Participacoes SA	355,424	1,048,515
	Eternit SA	140,900	319,418
	Even Construtora e Incorporadora SA	305,894	478,045
	Ez Tec Empreendimentos e Participacoes SA	365,756	1,680,758
	Fleury SA	961,342	3,275,118
	Fras-Le SA	147,599	419,504
*	Gafisa SA	22,400	28,517
	Gafisa SA, ADR	7,812	17,381
# *	Gol Linhas Aereas Inteligentes SA, ADR	24,359	98,167
Ω	GPS Participacoes e Empreendimentos SA	809,358	2,983,264
	Grazziotin SA	642	3,876
	Grendene SA	899,823	1,430,964

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Grupo De Moda Soma SA	1,521,016	$3,615,378
*	Grupo Mateus SA	1,458,276	2,442,410
	Grupo SBF SA	270,724	756,281
	Guararapes Confeccoes SA	333,531	515,593
*	Hidrovias do Brasil SA	1,251,065	1,052,971
*	Hua Han Health Industry Holdings Ltd.	20,183,698	0
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	236,400	1,188,311
*	International Meal Co. Alimentacao SA, Class A	623,142	349,210
	Iochpe-Maxion SA	422,811	1,238,368
	Irani Papel e Embalagem SA	259,317	559,351
*	IRB-Brasil Resseguros SA	181,170	1,575,406
	Jalles Machado SA	220,350	413,324
	JHSF Participacoes SA	1,100,406	1,312,459
	JSL SA	194,936	406,052
	Kepler Weber SA	413,924	821,939
*	Kora Saude Participacoes SA	68,900	20,836
	Lavvi Empreendimentos Imobiliarios SA	287,100	512,424
	Localiza Rent a Car SA	28	398
Ω	Locaweb Servicos de Internet SA	1,319,814	2,068,162
	LOG Commercial Properties e Participacoes SA	157,972	714,902
*	Log-in Logistica Intermodal SA	182,871	1,939,796
*	Lojas Quero Quero SA	417,279	589,463
	Lojas Renner SA	1,519,243	6,023,961
	LPS Brasil-Consultoria de Imoveis SA	164,100	96,473
	M Dias Branco SA	255,806	2,257,422
	Mahle Metal Leve SA	130,012	1,247,950
	Marcopolo SA	518,000	451,316
* Ω	Meliuz SA	149,880	314,736
	Melnick Even Desenvolvimento Imobiliario SA	73,800	74,912
	Mills Estruturas e Servicos de Engenharia SA	586,820	1,543,757
	Minerva SA	910,248	1,942,247
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	65,200	94,999
*	Moura Dubeux Engenharia SA	170,500	394,093
	Movida Participacoes SA	483,547	1,166,750
	MRV Engenharia e Participacoes SA	1,210,872	3,559,317
*	Multilaser Industrial SA	391,650	277,458
	Multiplan Empreendimentos Imobiliarios SA	742,219	4,145,282
*	Natura & Co. Holding SA	286,008	1,105,021
*	Oceanpact Servicos Maritimos SA	43,800	49,554
	Odontoprev SA	1,071,788	2,778,773
*	Omega Energia SA	841,100	2,082,851
*	Oncoclinicas do Brasil Servicos Medicos SA	31,241	79,544
*	Orizon Valorizacao de Residuos SA	123,107	1,001,518
	Pet Center Comercio e Participacoes SA	1,089,437	1,612,701
	Petroreconcavo SA	378,355	1,839,467
	Plano & Plano Desenvolvimento Imobiliario SA	45,437	109,347
	Porto Seguro SA	581,834	3,522,687
	Portobello SA	221,277	392,601
	Positivo Tecnologia SA	256,080	446,769
*	PRIO SA	202,468	1,953,289
	Qualicorp Consultoria e Corretora de Seguros SA	480,943	436,319
	Romi SA	159,846	482,707
	Santos Brasil Participacoes SA	1,486,278	3,020,488
*	Sao Carlos Empreendimentos e Participacoes SA	86,509	468,333
	Sao Martinho SA	710,576	5,029,443
	Sendas Distribuidora SA	778,850	2,218,580
	SIMPAR SA	1,499,112	3,100,463
	Sinqia SA	83,881	472,731
	SLC Agricola SA	400,466	3,696,606

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	SYN prop e tech SA	130,400	$113,613
	Tegma Gestao Logistica SA	119,259	565,180
	TOTVS SA	1,646,258	10,294,445
	Transmissora Alianca de Energia Eletrica SA	1,269,523	9,664,886
	Tres Tentos Agroindustrial SA	301,796	807,342
	Trisul SA	309,282	401,584
	Tupy SA	259,272	1,489,700
	Ultrapar Participacoes SA	1,976,471	7,895,435
	Unipar Carbocloro SA	28,814	456,393
	Usinas Siderurgicas de Minas Gerais SA Usiminas	279,562	433,938
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	216,450	693,922
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	954,778	2,410,796
*	Via SA	3,988,077	1,821,675
	Vibra Energia SA	937,998	3,397,918
	Vittia Fertilizantes E Biologicos SA	26,300	68,520
	Vivara Participacoes SA	329,893	2,051,040
	Vulcabras Azaleia SA	419,685	1,741,310
	Wilson Sons Holdings Brasil SA	352,643	987,363
	Wiz Co.	232,044	309,147
*	YDUQS Participacoes SA	989,037	4,641,127
	Zamp SA	20,600	19,255
*	Zamp SA	701,929	656,099
TOTAL BRAZIL			226,214,595
CHILE — (0.8%)
	Aguas Andinas SA, Class A	4,375,801	1,533,456
	Besalco SA	2,150,509	1,275,010
	Camanchaca SA	1,471,136	89,037
	CAP SA	148,607	1,133,668
	Cementos BIO BIO SA	352,724	288,021
	Cencosud Shopping SA	30,918	56,386
	Cia Sud Americana de Vapores SA	2,272,614	172,015
	Clinica Las Condes SA	356	10,396
	Colbun SA	12,198,941	1,925,930
	Cristalerias de Chile SA	130,323	464,091
	Embotelladora Andina SA, ADR, Class B	35,893	589,722
	Empresa Nacional de Telecomunicaciones SA	458,824	1,844,167
	Empresas Hites SA	619,184	80,890
	Empresas Lipigas SA	6,383	20,466
	Empresas Tricot SA	56,698	17,639
*	Engie Energia Chile SA	1,775,697	1,818,145
	Forus SA	383,849	752,146
	Grupo Security SA	4,476,416	1,288,588
	Instituto de Diagnostico SA	2,928	5,061
	Inversiones Aguas Metropolitanas SA	1,172,470	962,900
	Inversiones La Construccion SA	84,822	596,523
	Masisa SA	3,130,567	91,050
	Multiexport Foods SA	3,591,502	872,891
	Parque Arauco SA	1,939,719	3,109,765
	PAZ Corp. SA	1,106,246	754,169
	Plaza SA	39,231	63,129
	Ripley Corp. SA	2,369,204	515,385
	Salfacorp SA	1,471,249	804,750
	Sigdo Koppers SA	1,141,688	1,735,098
	SMU SA	6,066,482	1,146,127
	Sociedad Matriz SAAM SA	34,982,176	3,794,501
	Socovesa SA	2,117,779	323,872
	SONDA SA	1,180,254	628,854

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Vina Concha y Toro SA	1,860,126	$2,525,414
TOTAL CHILE			31,289,262
CHINA — (21.8%)
*	361 Degrees International Ltd.	3,755,000	2,078,011
Ω	3SBio, Inc.	4,858,000	4,679,935
*	5I5J Holding Group Co. Ltd., Class A	700,900	310,535
* ††	A Metaverse Co.	550,000	2,045
	AAC Technologies Holdings, Inc.	2,334,000	5,347,322
	Addsino Co. Ltd., Class A	317,000	427,298
	Advanced Technology & Materials Co. Ltd., Class A	180,300	233,048
	Aerospace Hi-Tech Holdings Group Ltd., Class A	279,103	404,978
# *	Agile Group Holdings Ltd.	4,656,000	830,980
	Ajisen China Holdings Ltd.	1,951,000	251,433
Ω	Ak Medical Holdings Ltd.	1,776,000	1,773,411
*	Alibaba Pictures Group Ltd.	40,620,000	2,497,691
# Ω	A-Living Smart City Services Co. Ltd.	2,499,000	1,795,246
* Ω	Alliance International Education Leasing Holdings Ltd.	2,120,000	1,366,609
	Allmed Medical Products Co. Ltd., Class A	90,100	135,724
	Amoy Diagnostics Co. Ltd., Class A	95,269	322,049
	An Hui Wenergy Co. Ltd., Class A	614,902	575,576
	Angang Steel Co. Ltd., Class H	4,746,999	1,424,991
	Anhui Construction Engineering Group Co. Ltd., Class A	666,590	529,521
	Anhui Expressway Co. Ltd., Class H	1,738,000	1,750,474
*	Anhui Genuine New Materials Co. Ltd., Class A	91,300	131,931
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	38,229	43,765
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	158,800	173,118
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	706,440	523,461
	Anhui Jinhe Industrial Co. Ltd., Class A	108,800	367,428
*	Anhui Tatfook Technology Co. Ltd., Class A	106,000	142,915
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	69,020	105,055
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	357,200	370,173
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	4,324	90,003
* Ω	Antengene Corp. Ltd.	336,500	66,868
*	Anton Oilfield Services Group	7,322,000	422,719
*	Aoshikang Technology Co. Ltd., Class A	82,400	401,504
*	Aotecar New Energy Technology Co. Ltd., Class A	166,300	64,995
*	Aowei Holdings Ltd.	1,451,000	122,943
* ††	Aoyuan Healthy Life Group Co. Ltd.	194,000	29,353
	ApicHope Pharmaceutical Co. Ltd., Class A	142,770	504,160
	APT Satellite Holdings Ltd.	614,000	185,167
# * Ω	Archosaur Games, Inc.	570,000	318,079
*	Art Group Holdings Ltd.	320,000	5,698
* Ω	Ascletis Pharma, Inc.	610,000	155,274
	Asia Cement China Holdings Corp.	2,216,500	1,074,574
# Ω	AsiaInfo Technologies Ltd.	624,000	880,742
	AviChina Industry & Technology Co. Ltd., Class H	9,437,000	4,727,777
	Bafang Electric Suzhou Co. Ltd., Class A	25,480	217,707
Ω	BAIC Motor Corp. Ltd., Class H	5,933,000	1,651,747
Ω	BAIOO Family Interactive Ltd.	2,912,000	136,841
	Bank of Chongqing Co. Ltd., Class H	2,377,000	1,287,538
*	Bank of Tianjin Co. Ltd., Class H	100,000	20,430
# * Ω	Bank of Zhengzhou Co. Ltd., Class H	811,910	105,289
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	89,702	65,084
*	Baoye Group Co. Ltd., Class H	1,132,000	583,086
*	Baozun, Inc., Sponsored ADR	129,186	666,600
	BBMG Corp., Class H	7,209,000	852,627
	Bear Electric Appliance Co. Ltd., Class A	34,847	337,318
	Befar Group Co. Ltd., Class A	179,400	122,109

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beibuwan Port Co. Ltd., Class A	278,581	$320,176
*	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	32,050	37,074
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	66,820	390,310
	Beijing Capital Development Co. Ltd., Class A	474,776	313,913
*	Beijing Capital International Airport Co. Ltd., Class H	6,502,000	4,252,052
	Beijing Career International Co. Ltd., Class A	41,600	218,193
	Beijing Certificate Authority Co. Ltd., Class A	77,387	335,466
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	127,750	247,008
	Beijing Dahao Technology Corp. Ltd., Class A	107,160	190,813
	Beijing Energy International Holding Co. Ltd.	19,934,000	531,104
	Beijing Enterprises Holdings Ltd.	1,690,500	6,723,523
	Beijing Enterprises Water Group Ltd.	13,512,000	3,297,000
* ††	Beijing Gas Blue Sky Holdings Ltd.	1,200,000	12,659
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	368,468	519,331
*	Beijing Haixin Energy Technology Co. Ltd., Class A	502,800	257,051
*	Beijing Health Holdings Ltd.	18,966,000	241,695
*	Beijing Hezong Science & Technology Co. Ltd., Class A	202,600	135,114
*	Beijing Hualian Department Store Co. Ltd., Class A	598,100	180,047
*	Beijing Jetsen Technology Co. Ltd., Class A	342,100	270,632
	Beijing Jingneng Clean Energy Co. Ltd., Class H	5,298,000	1,226,269
	Beijing Jingyuntong Technology Co. Ltd., Class A	483,800	372,796
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	30,754	145,253
*	Beijing North Star Co. Ltd., Class H	3,572,000	413,690
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	707,100	244,412
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	291,854	405,174
*	Beijing Philisense Technology Co. Ltd., Class A	350,900	202,503
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	26,600	66,176
	Beijing SL Pharmaceutical Co. Ltd., Class A	237,600	322,687
	Beijing Strong Biotechnologies, Inc., Class A	91,900	255,796
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	890,000	1,587,095
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	693,000	203,567
*	Beijing Watertek Information Technology Co. Ltd., Class A	246,700	110,604
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	46,300	380,832
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	224,757	381,080
	Beken Corp., Class A	30,400	121,927
*	Bengang Steel Plates Co. Ltd., Class A	401,600	238,874
	Best Pacific International Holdings Ltd., Class H	528,000	71,049
	Bestsun Energy Co. Ltd., Class A	286,700	189,872
*	Billion Industrial Holdings Ltd.	44,000	23,807
	Binhai Investment Co. Ltd.	200,000	42,335
	Binjiang Service Group Co. Ltd.	259,000	711,403
	Black Peony Group Co. Ltd., Class A	264,549	251,918
Ω	Blue Moon Group Holdings Ltd.	1,376,500	715,838
	Blue Sail Medical Co. Ltd., Class A	252,600	256,081
Ω	BOC Aviation Ltd.	520,600	4,363,751
	BOE Varitronix Ltd.	1,064,000	1,624,993
*	Bohai Leasing Co. Ltd., Class A	1,263,500	431,572
	Bosideng International Holdings Ltd.	11,634,000	5,333,535
	Bright Dairy & Food Co. Ltd., Class A	289,400	445,363
	BrightGene Bio-Medical Technology Co. Ltd., Class A	122,955	353,698
††	Brilliance China Automotive Holdings Ltd.	9,296,000	4,981,639
	B-Soft Co. Ltd., Class A	196,931	201,296
# *	Burning Rock Biotech Ltd., ADR	5,945	10,701
	BYD Electronic International Co. Ltd.	1,315,500	5,078,574
	C C Land Holdings Ltd.	12,485,015	2,564,584
#	C&D International Investment Group Ltd.	2,217,373	6,057,519
	C&S Paper Co. Ltd., Class A	239,078	371,081

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Cabbeen Fashion Ltd.	1,019,000	$107,123
	Camel Group Co. Ltd., Class A	209,035	272,083
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	406,800	263,754
	Canny Elevator Co. Ltd., Class A	8,900	11,091
Ω	CanSino Biologics, Inc., Class H	18,800	70,985
	Canvest Environmental Protection Group Co. Ltd.	2,476,000	1,331,709
*	Capital Environment Holdings Ltd.	20,808,000	343,869
	Carrianna Group Holdings Co. Ltd.	891,257	44,609
	Castech, Inc., Class A	135,800	485,890
Ω	Cathay Media & Education Group, Inc.	158,000	23,646
	Central China Management Co. Ltd.	3,912,626	192,536
	Central China New Life Ltd.	828,000	290,496
*	Central China Real Estate Ltd.	1,407,683	26,440
	Central China Securities Co. Ltd., Class H	3,674,000	594,250
	CETC Digital Technology Co. Ltd., Class A	131,200	405,445
*	CGN Mining Co. Ltd.	1,695,000	192,284
#	CGN New Energy Holdings Co. Ltd.	4,990,000	1,446,666
	CGN Nuclear Technology Development Co. Ltd., Class A	159,900	183,310
	Changchun Faway Automobile Components Co. Ltd., Class A	232,830	287,902
# * Ω	Changsha Broad Homes Industrial Group Co. Ltd., Class H	86,100	35,153
	Changzhou Qianhong Biopharma Co. Ltd., Class A	48,300	35,788
	Chaowei Power Holdings Ltd.	1,724,000	337,574
*	Chen Lin Education Group Holdings Ltd.	372,000	95,893
	Cheng De Lolo Co. Ltd., Class A	256,650	330,635
	Chengdu ALD Aviation Manufacturing Corp., Class A	63,840	211,002
*	Chengdu CORPRO Technology Co. Ltd., Class A	100,400	301,971
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	113,900	251,647
	Chengdu Galaxy Magnets Co. Ltd., Class A	60,500	160,680
	Chengdu Hongqi Chain Co. Ltd., Class A	308,700	265,351
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	38,395	86,365
	Chengdu Kanghua Biological Products Co. Ltd., Class A	27,100	224,238
	Chengdu Leejun Industrial Co. Ltd., Class A	66,900	72,307
	Chengdu Wintrue Holding Co. Ltd., Class A	239,600	324,586
	Chengdu Xingrong Environment Co. Ltd., Class A	913,299	722,375
*	Chengtun Mining Group Co. Ltd., Class A	881,000	640,373
	Chenguang Biotech Group Co. Ltd., Class A	56,100	134,873
	Chengzhi Co. Ltd., Class A	189,000	218,616
	China Aerospace International Holdings Ltd.	8,284,500	425,263
*	China Agri-Products Exchange Ltd.	45,605	595
	China Aircraft Leasing Group Holdings Ltd.	1,536,000	870,168
*	China Anchu Energy Storage Group Ltd.	1,929,000	126,074
	China BlueChemical Ltd., Class H	5,812,000	1,452,670
# * Ω	China Bohai Bank Co. Ltd., Class H	4,142,500	643,227
# *	China Boton Group Co. Ltd.	246,000	62,337
	China CAMC Engineering Co. Ltd., Class A	332,197	557,684
	China Cinda Asset Management Co. Ltd., Class H	30,720,000	3,242,126
	China Communications Services Corp. Ltd., Class H	9,412,000	4,477,442
*	China Conch Environment Protection Holdings Ltd.	4,448,500	1,355,111
	China Conch Venture Holdings Ltd.	4,876,500	6,107,126
	China Datang Corp. Renewable Power Co. Ltd., Class H	8,310,000	2,708,492
*	China Daye Non-Ferrous Metals Mining Ltd.	7,434,000	73,010
	China Design Group Co. Ltd., Class A	82,800	107,984
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	110,000	17,572
# * ††	China Dili Group	12,625,699	200,421
	China Dongxiang Group Co. Ltd.	9,500,985	397,680
Ω	China East Education Holdings Ltd.	1,064,000	482,326
	China Education Group Holdings Ltd.	2,555,000	2,364,953
	China Electronics Huada Technology Co. Ltd.	3,314,000	618,686
	China Electronics Optics Valley Union Holding Co. Ltd.	10,684,000	439,861

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Everbright Environment Group Ltd.	12,656,000	$5,050,247
# Ω	China Everbright Greentech Ltd.	2,282,000	378,647
	China Everbright Ltd.	3,460,000	2,270,299
Ω	China Feihe Ltd.	8,714,000	5,340,102
*	China Finance Investment Holdings Ltd.	14,000	6,919
*	China Financial Services Holdings Ltd.	126,200	7,867
	China Foods Ltd.	4,786,000	1,808,516
	China Gas Holdings Ltd.	3,040,200	3,405,618
*	China Glass Holdings Ltd.	3,378,000	378,593
#	China Gold International Resources Corp. Ltd.	670,300	2,706,079
*	China Greenland Broad Greenstate Group Co. Ltd.	4,572,000	122,613
	China Hanking Holdings Ltd.	2,748,000	265,087
#	China Harmony Auto Holding Ltd.	2,668,000	257,801
*	China High Speed Railway Technology Co. Ltd., Class A	741,500	254,284
*	China High Speed Transmission Equipment Group Co. Ltd.	1,578,000	536,973
* †† Ω	China Huarong Asset Management Co. Ltd., Class H	12,909,000	673,442
††	China Huiyuan Juice Group Ltd.	3,902,101	175,419
	China International Marine Containers Group Co. Ltd., Class H	2,953,080	1,758,287
#	China Jinmao Holdings Group Ltd.	16,581,591	2,724,971
	China Kepei Education Group Ltd.	1,226,000	412,147
	China Kings Resources Group Co. Ltd., Class A	114,940	405,953
#	China Lesso Group Holdings Ltd.	4,093,000	2,796,556
	China Lilang Ltd.	1,996,000	1,058,675
* Ω	China Literature Ltd.	1,291,600	5,884,327
*	China Longevity Group Co. Ltd.	1,076,350	35,469
* ††	China Maple Leaf Educational Systems Ltd.	7,090,000	60,910
	China Medical System Holdings Ltd.	5,196,500	8,750,664
	China Meidong Auto Holdings Ltd.	1,028,000	1,127,746
	China Merchants Land Ltd.	5,978,000	337,767
	China Merchants Port Holdings Co. Ltd.	5,000,107	6,878,892
	China Merchants Property Operation & Service Co. Ltd., Class A	192,500	438,933
# * ††	China Metal Recycling Holdings Ltd.	2,401,686	0
#	China Modern Dairy Holdings Ltd.	10,694,000	1,154,432
	China National Building Material Co. Ltd., Class H	12,118,000	7,659,230
Ω	China New Higher Education Group Ltd.	1,994,000	686,966
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	401,000	284,224
	China Nonferrous Mining Corp. Ltd.	2,977,000	1,574,219
*	China Oil & Gas Group Ltd.	21,438,000	676,225
	China Oriental Group Co. Ltd.	3,816,000	598,607
	China Overseas Grand Oceans Group Ltd.	7,636,434	3,900,755
	China Overseas Property Holdings Ltd.	4,865,000	5,715,718
	China Power International Development Ltd.	16,804,333	6,315,132
* ††	China Properties Group Ltd.	2,045,000	20,400
	China Publishing & Media Co. Ltd., Class A	157,315	235,455
Ω	China Railway Signal & Communication Corp. Ltd., Class H	1,896,000	694,232
	China Railway Tielong Container Logistics Co. Ltd., Class A	220,800	193,987
*	China Rare Earth Holdings Ltd.	5,698,799	330,052
	China Reinsurance Group Corp., Class H	19,613,000	1,361,445
# †† Ω	China Renaissance Holdings Ltd.	773,400	540,465
	China Resources Cement Holdings Ltd.	8,986,000	3,915,228
	China Resources Medical Holdings Co. Ltd.	2,833,500	2,349,498
Ω	China Resources Pharmaceutical Group Ltd.	5,011,500	3,900,553
	China Risun Group Ltd.	3,587,000	1,671,680
*	China Ruyi Holdings Ltd.	17,892,000	5,447,169
*	China Sanjiang Fine Chemicals Co. Ltd.	2,960,000	432,958
*	China SCE Group Holdings Ltd.	4,170,200	290,737
	China Science Publishing & Media Ltd., Class A	21,900	89,890
# *	China Shanshui Cement Group Ltd.	30,000	3,665

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
# Ω	China Shengmu Organic Milk Ltd.	11,083,000	$441,112
	China Shineway Pharmaceutical Group Ltd.	1,331,200	1,464,278
*	China Shuifa Singyes Energy Holdings Ltd.	1,476,000	104,789
*	China Silver Group Ltd.	5,144,000	217,213
# *	China South City Holdings Ltd.	17,588,000	1,153,911
	China Starch Holdings Ltd.	6,410,000	129,784
	China State Construction Development Holdings Ltd.	314,000	118,356
	China State Construction International Holdings Ltd.	2,576,000	3,158,348
*	China Sunshine Paper Holdings Co. Ltd.	1,794,000	643,057
	China Suntien Green Energy Corp. Ltd., Class H	6,264,000	2,301,950
	China Taiping Insurance Holdings Co. Ltd.	5,123,000	5,714,438
	China Testing & Certification International Group Co. Ltd., Class A	180,392	285,486
# *	China Tianrui Group Cement Co. Ltd., Class C	256,000	193,584
	China Tianying, Inc., Class A	657,100	497,834
	China Tobacco International HK Co. Ltd.	182,000	294,437
	China Traditional Chinese Medicine Holdings Co. Ltd.	10,488,000	4,848,735
*	China Travel International Investment Hong Kong Ltd.	9,487,900	2,096,719
	China Tungsten & Hightech Materials Co. Ltd., Class A	271,440	390,526
* ††	China Vered Financial Holding Corp. Ltd.	4,620,000	16,587
	China Water Affairs Group Ltd.	3,782,000	3,208,807
	China West Construction Group Co. Ltd., Class A	135,400	146,553
	China XLX Fertiliser Ltd.	1,865,000	941,394
	China Yongda Automobiles Services Holdings Ltd.	2,921,500	1,338,641
# * Ω	China Yuhua Education Corp. Ltd.	5,322,000	699,945
# *	China ZhengTong Auto Services Holdings Ltd.	5,156,500	358,577
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	212,100	86,105
	China Zhongwang Holdings Ltd.	8,794,400	355,209
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	40,100	57,403
#	Chinasoft International Ltd.	9,242,000	5,789,121
*	Chindata Group Holdings Ltd., ADR	41,217	332,209
	Chongqing Department Store Co. Ltd., Class A	124,000	617,920
	Chongqing Gas Group Corp. Ltd., Class A	229,600	228,896
*	Chongqing Iron & Steel Co. Ltd., Class H	1,132,000	126,879
	Chongqing Machinery & Electric Co. Ltd., Class H	4,028,000	300,165
	Chongqing Rural Commercial Bank Co. Ltd., Class H	8,407,000	3,109,922
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	116,326	125,611
	Chongqing Zaisheng Technology Corp. Ltd., Class A	193,120	123,908
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	392,137	392,689
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	277,810	245,159
	Chu Kong Shipping Enterprises Group Co. Ltd.	854,000	104,474
††	CIFI Ever Sunshine Services Group Ltd.	2,626,000	771,075
	CIMC Enric Holdings Ltd.	2,856,000	2,879,848
Ω	CIMC Vehicles Group Co. Ltd., Class H	148,000	148,096
	Cisen Pharmaceutical Co. Ltd., Class A	129,600	265,605
	CITIC Press Corp., Class A	2,200	9,259
	CITIC Resources Holdings Ltd.	10,526,600	541,204
	City Development Environment Co. Ltd., Class A	98,400	179,452
*	Citychamp Watch & Jewellery Group Ltd.	7,168,000	1,087,067
	Client Service International, Inc., Class A	56,900	109,983
*	CMGE Technology Group Ltd.	3,690,000	855,930
	CMST Development Co. Ltd., Class A	585,300	484,520
*	CNFinance Holdings Ltd., ADR	46,226	146,536
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	289,140	385,638
	COFCO Biotechnology Co. Ltd., Class A	365,800	390,236
*	COFCO Joycome Foods Ltd.	8,302,000	2,303,481
* ††	Colour Life Services Group Co. Ltd.	737,604	50,126
	Comba Telecom Systems Holdings Ltd.	6,502,001	1,099,027
	Concord New Energy Group Ltd.	25,104,964	2,064,338

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
# *	Confidence Intelligence Holdings Ltd.	54,000	$11,753
	Consun Pharmaceutical Group Ltd.	2,208,000	1,617,732
	Contec Medical Systems Co. Ltd., Class A	38,000	123,709
# *	Continental Aerospace Technologies Holding Ltd.	17,817,722	202,207
*	Coolpad Group Ltd.	7,296,000	45,911
	COSCO SHIPPING Development Co. Ltd., Class H	14,392,000	1,681,786
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,373,000	1,427,523
#	COSCO SHIPPING Ports Ltd.	6,517,121	4,117,616
*	Cosmopolitan International Holdings Ltd.	1,184,000	173,058
	CPMC Holdings Ltd.	2,321,000	1,304,019
	CQ Pharmaceutical Holding Co. Ltd., Class A	375,000	326,146
# *	Crazy Sports Group Ltd.	10,687,579	228,826
	Crystal Clear Electronic Material Co. Ltd., Class A	163,259	247,699
	CSG Holding Co. Ltd., Class A	344,300	296,195
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	149,080	273,357
#	CSSC Hong Kong Shipping Co. Ltd.	3,334,000	607,972
	CTS International Logistics Corp. Ltd., Class A	269,120	357,587
* ††	CWT International Ltd.	24,080,000	138,943
	Da Ming International Holdings Ltd.	880,000	181,181
	Daan Gene Co. Ltd., Class A	257,460	365,100
Ω	Dali Foods Group Co. Ltd.	5,400,000	2,521,057
	Dalian Bio-Chem Co. Ltd., Class A	31,266	49,117
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	476,300	336,785
	Dalipal Holdings Ltd.	1,198,000	572,391
	Dashang Co. Ltd., Class A	28,908	79,798
	Datang International Power Generation Co. Ltd., Class H	8,602,000	1,536,628
	Dawnrays Pharmaceutical Holdings Ltd.	4,419,886	691,414
	Dazhong Transportation Group Co. Ltd., Class A	240,020	110,534
	Dazzle Fashion Co. Ltd., Class A	93,828	208,779
	DBG Technology Co. Ltd., Class A	195,083	290,271
	DeHua TB New Decoration Materials Co. Ltd., Class A	152,716	261,371
*	Deppon Logistics Co. Ltd., Class A	65,900	163,742
	Dian Diagnostics Group Co. Ltd., Class A	122,759	417,738
# *	Differ Group Auto Ltd.	8,712,000	93,068
	Digital China Holdings Ltd.	2,545,500	1,009,175
	Digital China Information Service Co. Ltd., Class A	249,064	400,447
	Dongfang Electronics Co. Ltd., Class A	258,700	333,173
	Dongfeng Motor Group Co. Ltd., Class H	8,894,000	4,162,642
	Dongguan Aohai Technology Co. Ltd., Class A	39,600	189,013
	Dongguan Development Holdings Co. Ltd., Class A	59,800	82,399
# *	Dongjiang Environmental Co. Ltd., Class H	589,375	177,190
#	Dongyue Group Ltd.	5,142,000	5,072,909
*	DouYu International Holdings Ltd., ADR	498,997	598,796
	Dynagreen Environmental Protection Group Co. Ltd., Class H	1,599,000	540,748
# * Ω	East Buy Holding Ltd.	1,215,000	5,941,389
	East Group Co. Ltd., Class A	417,300	383,420
	E-Commodities Holdings Ltd.	3,836,000	615,949
	Edan Instruments, Inc., Class A	174,700	323,206
	Edvantage Group Holdings Ltd.	873,516	289,595
#	EEKA Fashion Holdings Ltd.	428,000	722,397
	EIT Environmental Development Group Co. Ltd., Class A	31,978	68,142
	Electric Connector Technology Co. Ltd., Class A	85,813	434,071
*	Elion Energy Co. Ltd., Class A	780,761	375,149
	Era Co. Ltd., Class A	208,900	175,497
	Essex Bio-technology Ltd.	1,058,000	445,018
	Eternal Asia Supply Chain Management Ltd., Class A	640,400	483,402
#	EVA Precision Industrial Holdings Ltd.	3,758,435	421,440
*	EverChina International Holdings Co. Ltd.	13,660,000	255,683
# * Ω	Everest Medicines Ltd.	447,500	1,255,760

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Fangda Special Steel Technology Co. Ltd., Class A	575,000	$407,230
*	Fanhua, Inc., Sponsored ADR	159,890	1,138,417
	Far East Horizon Ltd.	6,559,000	4,933,404
	FAWER Automotive Parts Co. Ltd., Class A	207,900	161,841
*	Feitian Technologies Co. Ltd., Class A	37,700	55,691
*	FIH Mobile Ltd.	10,029,000	1,084,460
	Financial Street Holdings Co. Ltd., Class A	478,598	345,841
	FinVolution Group, ADR	376,583	2,210,542
	First Tractor Co. Ltd., Class H	1,033,176	516,315
	Foryou Corp., Class A	89,700	435,530
	Fosun International Ltd.	3,805,000	2,773,577
*	Founder Holdings Ltd.	160,000	13,831
	FriendTimes, Inc.	852,000	94,091
	Fu Shou Yuan International Group Ltd.	4,095,000	3,166,436
	Fufeng Group Ltd.	6,291,600	3,426,261
*	Fuguiniao Co. Ltd.	1,930,000	0
	Fujian Boss Software Development Co. Ltd., Class A	208,792	477,350
	Fujian Longking Co. Ltd., Class A	20,300	50,544
	Fujian Star-net Communication Co. Ltd., Class A	134,073	396,502
*	Fullshare Holdings Ltd.	41,672,500	214,403
#	Fulu Holdings Ltd.	243,500	102,921
*	Funshine Culture Group Co. Ltd., Class A	24,400	210,222
*	Fusen Pharmaceutical Co. Ltd.	141,000	26,348
*	Gansu Energy Chemical Co. Ltd., Class A	214,700	102,201
*	Gansu Qilianshan Cement Group Co. Ltd., Class A	149,233	249,638
	Gansu Shangfeng Cement Co. Ltd., Class A	225,361	329,625
*	GCL New Energy Holdings Ltd.	1,322,100	102,577
*	GDS Holdings Ltd., Class A	2,620,100	4,314,028
	Gemdale Properties & Investment Corp. Ltd.	24,368,000	1,445,751
*	Gem-Year Industrial Co. Ltd., Class A	9,500	6,678
Ω	Genertec Universal Medical Group Co. Ltd.	3,654,000	1,973,448
*	Genimous Technology Co. Ltd., Class A	330,115	299,520
	GEPIC Energy Development Co. Ltd., Class A	193,100	151,626
	Getein Biotech, Inc., Class A	128,496	226,930
*	Glorious Property Holdings Ltd.	11,042,501	35,572
*	Glory Health Industry Ltd.	4,300,000	42,317
	Goldcard Smart Group Co. Ltd., Class A	77,800	147,155
*	Golden Eagle Retail Group Ltd.	2,622,000	2,186,410
Ω	Golden Throat Holdings Group Co. Ltd.	863,500	292,675
	GoldenHome Living Co. Ltd., Class A	52,892	255,661
	Goldenmax International Group Ltd., Class A	117,100	159,685
	Goldlion Holdings Ltd.	1,166,962	171,577
	Goldpac Group Ltd.	1,257,000	245,214
	Goldwind Science & Technology Co. Ltd., Class H	2,274,400	1,560,798
# *	GOME Retail Holdings Ltd.	34,090,000	351,771
*	Grand Baoxin Auto Group Ltd.	3,491,492	127,744
	Grand Pharmaceutical Group Ltd., Class L	3,932,500	2,245,436
	Grandblue Environment Co. Ltd., Class A	163,495	430,891
*	Grandjoy Holdings Group Co. Ltd., Class A	387,500	240,424
*	Greatview Aseptic Packaging Co. Ltd.	2,546,000	746,980
	Gree Real Estate Co. Ltd., Class A	357,500	348,789
	Greenland Hong Kong Holdings Ltd.	3,624,000	217,278
	Greentown China Holdings Ltd.	3,173,148	3,647,751
Ω	Greentown Management Holdings Co. Ltd.	1,928,000	1,711,512
#	Greentown Service Group Co. Ltd.	4,890,000	2,567,541
	GRG Metrology & Test Group Co. Ltd., Class A	99,900	228,879
	Grinm Advanced Materials Co. Ltd., Class A	153,300	286,609
	Guangdong Advertising Group Co. Ltd., Class A	286,000	252,693
	Guangdong Aofei Data Technology Co. Ltd., Class A	270,239	358,619

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	585,600	$532,734
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	329,500	318,100
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	455,500	348,964
	Guangdong Dongpeng Holdings Co. Ltd., Class A	171,200	289,057
	Guangdong Dowstone Technology Co. Ltd., Class A	142,600	256,820
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	139,500	151,031
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	106,800	347,264
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	324,900	94,651
	Guangdong Hybribio Biotech Co. Ltd., Class A	94,156	136,638
	Guangdong Investment Ltd.	7,850,000	6,795,877
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	23,900	216,380
	Guangdong Land Holdings Ltd.	1,456,800	127,058
	Guangdong Provincial Expressway Development Co. Ltd., Class A	326,787	350,306
	Guangdong Shirongzhaoye Co. Ltd., Class A	255,100	258,722
	Guangdong South New Media Co. Ltd., Class A	56,100	325,860
	Guangdong Tapai Group Co. Ltd., Class A	239,500	296,048
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	169,630	436,777
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	635,700	274,132
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	167,803	383,838
*	Guangshen Railway Co. Ltd., Class H	4,832,000	1,274,206
	Guangxi Liugong Machinery Co. Ltd., Class A	494,020	552,540
	Guangxi LiuYao Group Co. Ltd., Class A	63,680	189,871
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	456,000	1,366,523
*	Guangzhou Hi-Target Navigation Tech Co. Ltd., Class A	53,600	51,940
	Guangzhou Jet Biofiltration Co. Ltd., Class A	11,490	28,726
	Guangzhou KDT Machinery Co. Ltd., Class A	76,498	198,564
	Guangzhou Restaurant Group Co. Ltd., Class A	112,141	411,616
	Guangzhou Wondfo Biotech Co. Ltd., Class A	87,800	331,688
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	286,300	333,086
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	434,796	434,027
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	393,900	258,237
	Guizhou Zhenhua E-chem, Inc., Class A	84,859	372,327
# *	Guolian Securities Co. Ltd., Class H	1,395,500	675,203
	Guomai Technologies, Inc., Class A	185,400	202,052
*	Guosheng Financial Holding, Inc., Class A	92,900	122,511
# * Ω	Haichang Ocean Park Holdings Ltd.	10,334,000	1,542,067
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	6,920	17,827
*	Hainan Meilan International Airport Co. Ltd., Class H	689,000	1,044,820
	Hainan Poly Pharm Co. Ltd., Class A	88,400	250,549
	Hainan Strait Shipping Co. Ltd., Class A	430,150	386,255
	Haitian International Holdings Ltd.	2,453,000	6,144,009
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	1,652,000	186,205
	Hangxiao Steel Structure Co. Ltd., Class A	584,208	346,984
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	19,539	127,072
	Hangzhou Onechance Tech Corp., Class A	51,270	200,741
* Ω	Harbin Bank Co. Ltd., Class H	1,742,000	55,853
	Harbin Boshi Automation Co. Ltd., Class A	272,200	669,938
	Harbin Electric Co. Ltd., Class H	2,813,413	1,121,076
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	509,600	159,122
*	Harbin Pharmaceutical Group Co. Ltd., Class A	511,600	239,150
*	Harmonicare Medical Holdings Ltd.	2,321,000	0
	HBIS Resources Co. Ltd., Class A	171,000	359,288
* Ω	HBM Holdings Ltd.	1,129,000	277,731
	Health & Happiness H&H International Holdings Ltd.	789,000	1,040,316
*	Healthcare Co. Ltd., Class A	16,300	26,519
	Hefei Urban Construction Development Co. Ltd., Class A	29,500	32,597
#	Hello Group, Inc., Sponsored ADR	474,745	5,056,034
	Henan Lingrui Pharmaceutical Co., Class A	160,300	341,837

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Henan Mingtai Al Industrial Co. Ltd., Class A	179,900	$397,459
*	Henan Yicheng New Energy Co. Ltd., Class A	530,100	388,993
	Henan Yuguang Gold & Lead Co. Ltd., Class A	184,400	179,487
*	Henan Yuneng Holdings Co. Ltd., Class A	197,300	130,850
	Henan Zhongyuan Expressway Co. Ltd., Class A	329,223	177,892
	Hengan International Group Co. Ltd.	2,176,000	8,950,545
# *	Hengdeli Holdings Ltd.	12,009,399	223,391
	Hexing Electrical Co. Ltd., Class A	181,690	645,344
*	Hi Sun Technology China Ltd.	8,673,000	681,012
	Hisense Home Appliances Group Co. Ltd., Class H	1,502,000	3,890,567
*	Holitech Technology Co. Ltd., Class A	776,200	356,431
	Homeland Interactive Technology Ltd.	50,000	11,500
*	Hongda Xingye Co. Ltd., Class A	712,200	248,414
*	Honghua Group Ltd.	12,931,000	241,918
* †† Ω	Honworld Group Ltd.	1,105,500	72,602
* Ω	Hope Education Group Co. Ltd.	9,156,000	696,758
	Hopson Development Holdings Ltd.	4,119,115	3,456,678
* Ω	Hua Hong Semiconductor Ltd.	2,017,000	6,868,009
*	Hua Yin International Holdings Ltd.	960,000	51,831
	Huaan Securities Co. Ltd., Class A	195,566	151,123
	Huabao Flavours & Fragrances Co. Ltd., Class A	26,786	86,823
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	475,200	252,178
*	Huafu Fashion Co. Ltd., Class A	430,752	197,193
# *	Huanxi Media Group Ltd.	2,520,000	337,474
	Huapont Life Sciences Co. Ltd., Class A	498,900	365,467
*	Huaxi Holdings Co. Ltd.	422,000	61,201
	Huaxin Cement Co. Ltd., Class H	91,700	89,413
#	Huazhong In-Vehicle Holdings Co. Ltd.	1,984,000	603,575
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	800,969	383,813
	Huishang Bank Corp. Ltd., Class H	34,000	10,211
	Hunan Aihua Group Co. Ltd., Class A	101,587	331,493
	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	208,900	97,077
	Hunan Gold Corp. Ltd., Class A	236,700	412,874
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	206,400	194,014
	Hunan Zhongke Electric Co. Ltd., Class A	103,400	173,912
*	HUYA, Inc., ADR	281,056	964,022
# Ω	Hygeia Healthcare Holdings Co. Ltd., Class C	1,068,800	6,948,309
*	Hytera Communications Corp. Ltd., Class A	439,400	381,470
*	HyUnion Holding Co. Ltd., Class A	258,400	253,567
*	IBO Technology Co. Ltd.	330,000	27,591
# * Ω	iDreamSky Technology Holdings Ltd.	2,164,400	1,002,792
Ω	IMAX China Holding, Inc.	386,000	473,879
	Infore Environment Technology Group Co. Ltd., Class A	493,200	356,314
# Ω	Ingdan, Inc.	2,225,000	381,147
*	Inkeverse Group Ltd.	263,000	30,502
*	INKON Life Technology Co. Ltd., Class A	70,100	106,440
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	146,400	72,124
*	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	115,900	151,034
* Ω	InnoCare Pharma Ltd.	895,000	937,290
	Innuovo Technology Co. Ltd., Class A	364,600	347,408
*	Inspur Digital Enterprise Technology Ltd.	1,968,000	717,990
	Intco Medical Technology Co. Ltd., Class A	129,227	396,705
	Intron Technology Holdings Ltd.	628,000	413,451
# *	iQIYI, Inc., ADR	784,425	4,973,254
*	IRICO Group New Energy Co. Ltd., Class H	107,700	106,688
#	IVD Medical Holding Ltd.	291,000	44,187
	Jack Technology Co. Ltd., Class A	117,400	338,256
* Ω	Jacobio Pharmaceuticals Group Co. Ltd.	113,100	67,063
	Jade Bird Fire Co. Ltd., Class A	133,184	342,411

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jenkem Technology Co. Ltd., Class A	14,415	$222,945
	JH Educational Technology, Inc.	1,052,000	154,821
	Jiajiayue Group Co. Ltd., Class A	136,899	262,064
	Jiangling Motors Corp. Ltd., Class A	152,600	418,625
*	Jiangsu Azure Corp., Class A	214,500	331,262
*	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	6,494	49,158
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	52,100	253,403
*	Jiangsu Canlon Building Materials Co. Ltd., Class A	26,000	55,912
	Jiangsu Cnano Technology Co. Ltd., Class A	61,800	251,475
	Jiangsu Expressway Co. Ltd., Class H	2,556,000	2,343,921
	Jiangsu Guomao Reducer Co. Ltd., Class A	100,300	266,898
	Jiangsu Guotai International Group Co. Ltd., Class A	423,995	469,224
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	20,500	196,835
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	101,300	155,249
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	721,920	403,392
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	121,700	319,167
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	82,740	229,687
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	231,407	172,361
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	53,820	149,825
	Jiangsu Linyang Energy Co. Ltd., Class A	415,500	456,474
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	192,952	340,863
	Jiangsu Shagang Co. Ltd., Class A	490,300	291,081
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	223,800	329,735
	Jiangsu Sidike New Material Science & Technology Co. Ltd., Class A	85,997	227,237
	Jiangsu Sopo Chemical Co., Class A	128,801	127,477
	Jiangsu ToLand Alloy Co. Ltd., Class A	72,735	324,675
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	643,810	416,703
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	151,300	67,377
	Jiangxi Bank Co. Ltd., Class H	325,000	41,999
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	41,200	77,462
	Jiangxi Wannianqing Cement Co. Ltd., Class A	131,130	157,524
	Jiangyin Hengrun Heavy Industries Co. Ltd., Class A	61,300	195,067
	Jiangzhong Pharmaceutical Co. Ltd., Class A	196,640	516,074
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	189,534	138,812
	Jiayou International Logistics Co. Ltd., Class A	41,356	100,536
*	Jilin Chemical Fibre, Class A	393,602	205,004
*	Jilin Electric Power Co. Ltd., Class A	584,300	439,273
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	133,703	37,539
#	Jinchuan Group International Resources Co. Ltd.	8,537,000	483,120
	Jingjin Equipment, Inc., Class A	61,900	270,151
	Jingwei Textile Machinery Co. Ltd., Class A	186,400	258,715
	Jinhui Liquor Co. Ltd., Class A	111,000	414,736
	Jinke Smart Services Group Co. Ltd., Class H	232,100	374,709
# *	JinkoSolar Holding Co. Ltd., ADR	141,757	6,017,585
*	Jinlei Technology Co. Ltd., Class A	57,200	280,622
	Jinmao Property Services Co. Ltd.	122,779	44,973
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	260,220	337,156
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	538,000	256,075
	Jinneng Science&Technology Co. Ltd., Class A	176,300	212,193
Ω	Jiumaojiu International Holdings Ltd.	2,478,000	4,890,441
	Jiuzhitang Co. Ltd., Class A	287,600	494,063
	JNBY Design Ltd.	762,000	895,833
	Jointo Energy Investment Co. Ltd. Hebei, Class A	676,496	666,880
	Joy City Property Ltd.	17,558,000	666,729
# *	Joy Spreader Group, Inc.	3,229,000	345,284
	Joyoung Co. Ltd., Class A	158,340	352,485
* Ω	JS Global Lifestyle Co. Ltd.	3,892,000	693,330
	JSTI Group, Class A	213,888	197,930
	Ju Teng International Holdings Ltd.	4,466,000	662,692

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
# * Ω	JW Cayman Therapeutics Co. Ltd.	467,500	$170,225
	JY Grandmark Holdings Ltd.	431,000	67,744
*	Kaishan Group Co. Ltd., Class A	204,700	417,220
* Ω	Kangda International Environmental Co. Ltd.	2,828,000	139,885
	Kangji Medical Holdings Ltd.	886,500	989,073
*	Kasen International Holdings Ltd.	3,137,000	108,961
	Keshun Waterproof Technologies Co. Ltd., Class A	259,840	373,904
*	Kidswant Children Products Co. Ltd., Class A	135,100	217,580
	Kinetic Development Group Ltd.	2,032,000	127,633
	Kingboard Holdings Ltd.	2,602,421	7,241,633
	Kingboard Laminates Holdings Ltd.	3,720,000	3,816,804
	KingClean Electric Co. Ltd., Class A	59,140	229,396
# *	Kingsoft Cloud Holdings Ltd.	2,408,000	1,114,954
	Kingsoft Corp. Ltd.	3,176,200	13,670,871
# * Ω	Kintor Pharmaceutical Ltd.	517,000	265,839
*	Ko Yo Chemical Group Ltd.	808,000	13,020
*	Konka Group Co. Ltd., Class A	409,684	271,237
	KPC Pharmaceuticals, Inc., Class A	259,500	646,483
	Kunlun Energy Co. Ltd.	8,932,000	7,309,003
*	Kunming Yunnei Power Co. Ltd., Class A	333,300	122,246
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	79,920	340,194
# *	KWG Group Holdings Ltd.	4,971,450	889,007
# *	KWG Living Group Holdings Ltd.	3,815,225	489,071
*	Lakala Payment Co. Ltd., Class A	162,100	417,030
	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	16,100	13,368
	Laobaixing Pharmacy Chain JSC, Class A	118,000	470,478
	Lee & Man Chemical Co. Ltd.	920,785	496,359
	Lee & Man Paper Manufacturing Ltd.	4,600,000	1,596,556
	Lee's Pharmaceutical Holdings Ltd.	1,146,000	214,206
Ω	Legend Holdings Corp., Class H	1,781,100	1,838,924
*	Leo Group Co. Ltd., Class A	1,533,542	515,559
*	LexinFintech Holdings Ltd., ADR	335,462	1,006,386
	Leyard Optoelectronic Co. Ltd., Class A	225,700	205,140
	Lianhe Chemical Technology Co. Ltd., Class A	152,200	219,135
*	Liao Ning Oxiranchem, Inc., Class A	97,100	108,672
	Liaoning Port Co. Ltd., Class H	650,000	60,035
	Lier Chemical Co. Ltd., Class A	168,180	342,048
*	Lifestyle China Group Ltd.	688,000	96,814
*	Lifetech Scientific Corp.	14,894,000	5,206,915
*	Lingyuan Iron & Steel Co. Ltd., Class A	362,302	130,309
*	Liuzhou Iron & Steel Co. Ltd., Class A	283,680	180,018
	Livzon Pharmaceutical Group, Inc., Class H	641,903	2,199,239
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	126,200	466,331
	LK Technology Holdings Ltd.	1,691,500	1,829,865
	Loncin Motor Co. Ltd., Class A	261,400	194,707
	Longhua Technology Group Luoyang Co. Ltd., Class A	171,400	190,991
	Lonking Holdings Ltd.	8,290,000	1,482,615
	Luenmei Quantum Co. Ltd., Class A	311,012	293,827
	Luolai Lifestyle Technology Co. Ltd., Class A	126,340	202,929
	Luoniushan Co. Ltd., Class A	181,128	174,554
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	247,500	197,897
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	69,500	328,723
	Lushang Freda Pharmaceutical Co. Ltd., Class A	166,700	245,780
* Ω	Luye Pharma Group Ltd.	6,966,500	3,265,622
# *	LVGEM China Real Estate Investment Co. Ltd.	1,136,000	243,393
	Maanshan Iron & Steel Co. Ltd., Class H	4,056,048	845,874
	Maccura Biotechnology Co. Ltd., Class A	132,661	282,605
# * Ω	Maoyan Entertainment	1,232,400	1,449,438
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	136,525	488,182

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
# Ω	Meitu, Inc.	4,748,500	$1,733,564
	M-Grass Ecology & Environment Group Co. Ltd., Class A	120,300	62,538
Ω	Midea Real Estate Holding Ltd.	415,800	434,484
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	32,600	435,586
	Min Xin Holdings Ltd.	722,000	308,753
# *	Ming Yuan Cloud Group Holdings Ltd.	2,097,000	1,274,462
*	Mingfa Group International Co. Ltd.	3,979,000	129,972
	MINISO Group Holding Ltd.	86,400	453,373
*	Minmetals Land Ltd.	7,502,000	384,431
	Minth Group Ltd.	2,919,000	9,343,833
	MLS Co. Ltd., Class A	322,200	419,608
*	MMG Ltd.	10,506,999	3,854,811
* Ω	Mobvista, Inc.	555,000	277,123
	Monalisa Group Co. Ltd., Class A	93,400	266,130
* ††	Nan Hai Corp. Ltd.	24,100,000	20,395
*	NanJi E-Commerce Co. Ltd., Class A	534,600	301,798
	Nanjing Hanrui Cobalt Co. Ltd., Class A	59,700	289,205
*	Nanjing Sample Technology Co. Ltd., Class H	111,500	60,559
	Nanjing Yunhai Special Metals Co. Ltd., Class A	164,900	507,890
	Nantong Jianghai Capacitor Co. Ltd., Class A	64,980	174,075
	NetDragon Websoft Holdings Ltd.	954,500	1,895,372
* Ω	New Century Healthcare Holding Co. Ltd.	2,000	107
	New Hope Dairy Co. Ltd., Class A	68,300	149,945
*	New World Department Store China Ltd.	1,787,462	167,423
*	Newborn Town, Inc.	370,000	72,270
	Nexteer Automotive Group Ltd.	2,954,000	2,188,849
	Nine Dragons Paper Holdings Ltd.	5,521,000	3,638,316
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	46,914	39,475
	Ningbo Huaxiang Electronic Co. Ltd., Class A	181,338	351,909
	Ningbo Yunsheng Co. Ltd., Class A	187,000	210,667
# *	Niu Technologies, Sponsored ADR	109,628	481,267
	Noah Holdings Ltd., Sponsored ADR	107,923	1,642,588
	Norinco International Cooperation Ltd., Class A	234,986	535,633
	North Huajin Chemical Industries Co. Ltd., Class A	342,500	312,231
	Northeast Pharmaceutical Group Co. Ltd., Class A	64,803	48,555
	Northeast Securities Co. Ltd., Class A	437,410	496,649
	Northking Information Technology Co. Ltd., Class A	139,952	398,446
*	NVC International Holdings Ltd.	790,000	9,474
	Ocean's King Lighting Science & Technology Co. Ltd., Class A	102,380	121,372
# * Ω	Ocumension Therapeutics	498,000	616,942
	Olympic Circuit Technology Co. Ltd., Class A	123,835	303,395
	Opple Lighting Co. Ltd., Class A	104,330	297,652
	ORG Technology Co. Ltd., Class A	660,320	436,321
*	Orient Group, Inc., Class A	758,900	261,310
*	Oriental Energy Co. Ltd., Class A	345,700	440,504
*	Ourpalm Co. Ltd., Class A	306,900	238,704
*	Overseas Chinese Town Asia Holdings Ltd.	536,183	43,921
	Pacific Online Ltd.	1,798,365	153,564
*	Pacific Securities Co. Ltd., Class A	64,271	36,010
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	140,258	393,246
	PAX Global Technology Ltd.	2,876,000	2,335,026
*	PCI Technology Group Co. Ltd., Class A	396,540	319,924
* Ω	Peijia Medical Ltd.	1,183,000	1,342,140
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	1,183,700	344,793
	Perennial Energy Holdings Ltd.	1,325,000	204,703
	PharmaBlock Sciences Nanjing, Inc., Class A	34,500	246,698
Ω	Pharmaron Beijing Co. Ltd., Class H	216,700	567,486
	PhiChem Corp., Class A	161,226	399,178
*	Phoenix Media Investment Holdings Ltd.	6,042,000	205,691

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
# * Ω	Ping An Healthcare & Technology Co. Ltd.	1,708,800	$4,529,837
	PNC Process Systems Co. Ltd., Class A	75,200	327,422
	Poly Property Group Co. Ltd.	7,906,500	1,897,703
	Poly Property Services Co. Ltd., Class H	470,000	2,512,082
	Pony Testing International Group Co. Ltd., Class A	73,670	214,841
Ω	Pop Mart International Group Ltd.	812,200	2,308,009
*	Pou Sheng International Holdings Ltd.	9,657,806	899,031
#	Prinx Chengshan Holding Ltd.	149,000	130,723
*	Productive Technologies Co. Ltd.	340,000	25,318
*	PW Medtech Group Ltd.	2,471,000	216,306
# *	Q Technology Group Co. Ltd.	1,718,000	755,776
	Qifu Technology, Inc., ADR	313,070	6,248,877
	Qingdao East Steel Tower Stock Co. Ltd., Class A	182,800	199,680
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	158,122	341,166
	Qingdao Gon Technology Co. Ltd., Class A	68,700	238,869
	Qingdao Haier Biomedical Co. Ltd., Class A	55,297	369,455
	Qingdao Hanhe Cable Co. Ltd., Class A	820,300	463,120
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	64,614	172,055
Ω	Qingdao Port International Co. Ltd., Class H	439,000	232,863
*	Qingdao Rural Commercial Bank Corp., Class A	1,067,100	448,130
	Qingdao Topscomm Communication, Inc., Class A	159,100	217,094
*	Qingling Motors Co. Ltd., Class H	3,656,000	375,029
	Qinhuangdao Port Co. Ltd., Class H	2,434,000	425,681
*	Qudian, Inc., Sponsored ADR	96,525	235,521
# *	Radiance Holdings Group Co. Ltd.	90,000	50,100
	Rainbow Digital Commercial Co. Ltd., Class A	296,050	277,223
*	Rastar Group, Class A	29,600	15,615
# Ω	Red Star Macalline Group Corp. Ltd., Class H	1,475,520	603,212
# * Ω	Redco Properties Group Ltd.	5,362,000	914,419
	Renhe Pharmacy Co. Ltd., Class A	409,700	380,931
	Rianlon Corp., Class A	37,450	209,585
*	RiseSun Real Estate Development Co. Ltd., Class A	982,152	417,916
*	Road King Infrastructure Ltd.	1,066,000	402,892
	Rongan Property Co. Ltd., Class A	458,000	213,567
*	Roshow Technology Co. Ltd., Class A	369,100	384,887
	Ruida Futures Co. Ltd., Class A	60,000	151,415
	Runjian Co. Ltd., Class A	5,800	28,916
	Sanquan Food Co. Ltd., Class A	126,500	291,962
	Sansteel Minguang Co. Ltd. Fujian, Class A	582,194	395,292
	Sansure Biotech, Inc., Class A	114,174	288,743
*	Sanxiang Impression Co. Ltd., Class A	36,100	21,459
	Sany Heavy Equipment International Holdings Co. Ltd.	4,208,000	6,660,255
# *	Seazen Group Ltd.	7,440,571	1,675,585
#	S-Enjoy Service Group Co. Ltd.	952,000	642,038
	Shaan Xi Provincial Natural Gas Co. Ltd., Class A	267,690	295,627
	Shandong Bohui Paper Industrial Co. Ltd., Class A	238,603	228,188
*	Shandong Chenming Paper Holdings Ltd., Class H	1,649,750	540,451
	Shandong Dawn Polymer Co. Ltd., Class A	71,300	158,941
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	231,900	326,019
	Shandong Head Group Co. Ltd., Class A	68,160	182,915
	Shandong Hi-Speed New Energy Group Ltd.	1,195,371	524,349
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	278,700	271,661
*	Shandong Humon Smelting Co. Ltd., Class A	230,600	379,644
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	55,100	159,490
*	Shandong Longda Meishi Co. Ltd., Class A	172,910	196,375
# *	Shandong Molong Petroleum Machinery Co. Ltd., Class H	568,800	212,099
	Shandong New Beiyang Information Technology Co. Ltd., Class A	167,500	186,053
	Shandong Pharmaceutical Glass Co. Ltd., Class A	39,443	143,708
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	5,374,000	6,940,264

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	582,400	$438,456
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	150,000	293,388
	Shanghai AJ Group Co. Ltd., Class A	426,800	348,427
	Shanghai AtHub Co. Ltd., Class A	109,060	343,093
	Shanghai Baolong Automotive Corp., Class A	36,900	290,073
	Shanghai Belling Co. Ltd., Class A	68,546	169,878
	Shanghai Environment Group Co. Ltd., Class A	70,873	99,835
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	856,000	2,282,012
#	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	913,000	324,512
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	43,800	340,157
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	98,000	354,386
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	122,800	568,650
	Shanghai Industrial Holdings Ltd.	1,614,000	2,395,916
	Shanghai Industrial Urban Development Group Ltd.	7,113,000	411,570
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	179,421	335,722
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	98,000	341,012
	Shanghai Liangxin Electrical Co. Ltd., Class A	220,065	357,553
	Shanghai Maling Aquarius Co. Ltd., Class A	281,725	312,559
	Shanghai Medicilon, Inc., Class A	21,565	284,608
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	15,743	390,739
	Shanghai Pioneer Holding Ltd.	1,781,000	548,455
	Shanghai Pudong Construction Co. Ltd., Class A	391,992	370,030
	Shanghai QiFan Cable Co. Ltd., Class A	42,500	116,315
*	Shanghai Runda Medical Technology Co. Ltd., Class A	32,500	61,191
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	170,033	257,693
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	52,300	271,884
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	127,300	178,370
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	184,300	311,811
	Shanghai Yaoji Technology Co. Ltd., Class A	25,600	118,630
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	26,000	53,637
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	238,400	177,966
	Shanxi Blue Flame Holding Co. Ltd., Class A	189,900	212,135
	Shanxi Coking Co. Ltd., Class A	489,417	359,209
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	201,250	249,828
*	Shanying International Holding Co. Ltd., Class A	1,148,015	380,819
*	Shengda Resources Co. Ltd., Class A	221,907	401,828
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	21,100	532,929
	Shenzhen Agricultural Products Group Co. Ltd., Class A	473,032	469,513
	Shenzhen Airport Co. Ltd., Class A	560,000	576,500
	Shenzhen Aisidi Co. Ltd., Class A	254,900	284,366
	Shenzhen Center Power Tech Co. Ltd., Class A	76,600	180,619
	Shenzhen Cereals Holdings Co. Ltd., Class A	51,400	58,660
	Shenzhen Changhong Technology Co. Ltd., Class A	134,600	331,643
	Shenzhen Colibri Technologies Co. Ltd., Class A	17,400	39,473
	Shenzhen Das Intellitech Co. Ltd., Class A	657,611	322,314
	Shenzhen Desay Battery Technology Co., Class A	92,288	452,241
	Shenzhen Envicool Technology Co. Ltd., Class A	48,618	193,461
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	307,518	460,281
	Shenzhen Expressway Corp. Ltd., Class H	2,566,400	2,218,953
*	Shenzhen FRD Science & Technology Co. Ltd., Class A	63,700	141,266
	Shenzhen Gongjin Electronics Co. Ltd., Class A	192,000	297,280
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	120,400	270,740
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	522,000	288,446
	Shenzhen Heungkong Holding Co. Ltd., Class A	1,030,260	337,413
	Shenzhen Huaqiang Industry Co. Ltd., Class A	114,800	192,416
	Shenzhen International Holdings Ltd.	5,130,792	4,814,055
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	33,500	7,530
	Shenzhen Investment Ltd.	11,961,720	2,387,342
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	74,934	111,077

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Jinjia Group Co. Ltd., Class A	309,800	$295,028
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	179,300	136,381
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	89,500	173,987
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	82,200	239,676
	Shenzhen Leaguer Co. Ltd., Class A	119,000	151,433
	Shenzhen Megmeet Electrical Co. Ltd., Class A	62,028	281,784
	Shenzhen Microgate Technology Co. Ltd., Class A	188,700	226,753
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	567,300	254,910
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	476,900	255,702
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	43,608	202,269
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	277,000	464,351
	Shenzhen Tagen Group Co. Ltd., Class A	317,710	274,147
	Shenzhen Topband Co. Ltd., Class A	241,575	388,579
*	Shenzhen Weiguang Biological Products Co. Ltd., Class A	5,600	28,707
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	256,400	261,416
*	Shenzhen World Union Group, Inc., Class A	514,900	220,676
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	415,968	298,638
	Shenzhen Yinghe Technology Co. Ltd., Class A	121,600	424,856
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	238,000	278,536
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	362,300	364,783
* ††	Shimao Group Holdings Ltd.	1,317,500	256,780
	Shinghwa Advanced Material Group Co. Ltd., Class A	37,600	316,231
	Shinva Medical Instrument Co. Ltd., Class A	23,280	93,634
	Shoucheng Holdings Ltd.	9,373,600	2,215,843
	Shougang Fushan Resources Group Ltd.	5,945,128	1,714,481
*	Shouhang High-Tech Energy Co. Ltd., Class A	47,400	21,959
	Shui On Land Ltd.	12,515,143	1,400,214
	Sichuan Chengfei Integration Technology Corp., Class A	7,100	22,414
	Sichuan Development Lomon Co. Ltd., Class A	348,300	418,989
	Sichuan Expressway Co. Ltd., Class H	3,998,000	1,186,304
	Sichuan Furong Technology Co. Ltd., Class A	71,591	121,218
*	Sichuan Haite High-tech Co. Ltd., Class A	124,976	170,084
*	Sichuan Hexie Shuangma Co. Ltd., Class A	137,538	363,508
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	72,100	327,253
*	Sichuan Lutianhua Co. Ltd., Class A	246,800	166,218
	Sichuan Teway Food Group Co. Ltd., Class A	143,000	310,170
	Sihuan Pharmaceutical Holdings Group Ltd.	14,226,000	1,392,891
	SIIC Environment Holdings Ltd.	128,000	20,244
*	Silver Grant International Holdings Group Ltd.	5,938,000	199,601
# Ω	Simcere Pharmaceutical Group Ltd.	2,365,000	2,238,060
	Sino Wealth Electronic Ltd., Class A	69,405	280,435
	Sinocare, Inc., Class A	109,200	373,949
	Sinochem International Corp., Class A	335,900	270,561
	Sinofert Holdings Ltd.	7,989,327	1,078,863
* ††	Sino-I Technology Ltd.	3,950,000	1,925
*	Sinolink Worldwide Holdings Ltd.	13,913,440	259,513
	Sinomach Automobile Co. Ltd., Class A	50,100	61,158
# *	Sino-Ocean Group Holding Ltd.	10,907,000	662,490
	Sinopec Engineering Group Co. Ltd., Class H	5,427,500	2,449,449
	Sinopec Kantons Holdings Ltd.	4,108,000	1,582,053
*	Sinopec Oilfield Service Corp., Class H	8,788,000	665,560
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	11,182,000	1,712,687
	Sino-Platinum Metals Co. Ltd., Class A	147,084	317,763
	Sinoseal Holding Co. Ltd., Class A	39,200	233,409
	Sinosteel Engineering & Technology Co. Ltd., Class A	304,000	423,389
	Sinotrans Ltd., Class H	7,927,000	3,189,368
	Sinotruk Hong Kong Ltd.	2,630,500	5,527,045
	Skyworth Group Ltd.	5,248,467	2,398,525
# Ω	Smoore International Holdings Ltd.	466,000	524,652

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sobute New Materials Co. Ltd., Class A	59,005	$118,789
*	SOHO China Ltd.	7,209,500	1,188,592
*	Sohu.com Ltd., ADR	10,500	129,570
	Solargiga Energy Holdings Ltd.	6,367,000	187,628
# * ††	South Manganese Investment Ltd.	2,312,000	109,984
*	So-Young International, Inc., ADR	83,482	140,250
	SSY Group Ltd.	5,589,152	3,147,908
*	STO Express Co. Ltd., Class A	180,045	294,006
	Sumavision Technologies Co. Ltd., Class A	346,900	288,016
	Sun Art Retail Group Ltd.	7,172,500	2,199,406
# *	Sun King Technology Group Ltd.	4,158,000	1,008,668
	Sun-Create Electronics Co. Ltd., Class A	37,988	124,517
	Sunflower Pharmaceutical Group Co. Ltd., Class A	124,322	391,241
	Sunfly Intelligent Technology Co. Ltd., Class A	101,700	152,203
	Suning Universal Co. Ltd., Class A	536,600	236,604
* †† Ω	Sunshine 100 China Holdings Ltd.	635,000	5,618
*	Sunward Intelligent Equipment Co. Ltd., Class A	187,550	174,990
	Suofeiya Home Collection Co. Ltd., Class A	48,800	131,028
	Suplet Power Co. Ltd., Class A	101,810	263,115
	Suzhou Anjie Technology Co. Ltd., Class A	162,399	308,895
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	575,700	398,288
	Suzhou Good-Ark Electronics Co. Ltd., Class A	181,300	322,400
	Suzhou Secote Precision Electronic Co. Ltd., Class A	47,200	221,666
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	108,600	181,521
#	SY Holdings Group Ltd.	1,116,500	751,294
	Symphony Holdings Ltd.	7,140,000	824,306
	SYoung Group Co. Ltd., Class A	44,200	131,929
	T&S Communications Co. Ltd., Class A	15,137	84,076
*	Tangrenshen Group Co. Ltd., Class A	249,427	256,235
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	376,326	321,384
*	Tansun Technology Co. Ltd., Class A	27,625	58,149
	TCL Electronics Holdings Ltd.	3,297,347	1,683,804
*	Tech-Bank Food Co. Ltd., Class A	326,800	230,560
	Telling Telecommunication Holding Co. Ltd., Class A	193,500	247,295
	Ten Pao Group Holdings Ltd.	572,000	74,839
	Tenfu Cayman Holdings Co. Ltd.	306,000	174,243
	Three Squirrels, Inc., Class A	14,300	41,384
	Three's Co. Media Group Co. Ltd., Class A	35,729	393,973
	Tian An China Investment Co. Ltd.	1,719,000	902,485
#	Tian Lun Gas Holdings Ltd.	1,162,000	754,527
* ††	Tian Shan Development Holding Ltd.	1,844,000	87,484
	Tiande Chemical Holdings Ltd.	236,000	46,130
	Tiangong International Co. Ltd.	4,518,000	1,486,246
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	1,632,000	578,920
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	219,700	163,544
	Tianjin Development Holdings Ltd.	1,390,000	294,824
	Tianjin Port Development Holdings Ltd.	9,664,800	720,319
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	44,835	117,455
	Tianjin Teda Co. Ltd., Class A	244,600	156,482
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	215,100	221,413
#	Tianneng Power International Ltd.	2,774,048	3,108,208
* ††	Tianyun International Holdings Ltd.	1,794,000	688,546
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	42,700	143,329
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	46,400	342,616
*	Tibet Summit Resources Co. Ltd., Class A	171,500	437,570
*	Tibet Water Resources Ltd.	9,150,000	518,861
	Tofflon Science & Technology Group Co. Ltd., Class A	87,800	267,923
	Toly Bread Co. Ltd., Class A	289,900	428,644
	Tomson Group Ltd.	1,832,064	402,625

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tong Ren Tang Technologies Co. Ltd., Class H	2,387,000	$2,154,608
*	Tongcheng Travel Holdings Ltd.	3,499,200	8,491,201
*	Tongdao Liepin Group	635,000	770,355
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	113,200	162,195
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	363,380	221,423
	Tongyu Heavy Industry Co. Ltd., Class A	957,253	373,838
	Top Spring International Holdings Ltd.	1,539,500	138,712
*	Topsec Technologies Group, Inc., Class A	237,127	319,973
Ω	Topsports International Holdings Ltd.	5,627,000	5,201,428
	Towngas Smart Energy Co. Ltd.	4,351,818	2,112,187
*	TPV Technology Co. Ltd., Class A	1,095,200	352,673
	Transfar Zhilian Co. Ltd., Class A	565,141	445,428
	TravelSky Technology Ltd., Class H	3,243,000	6,227,886
*	Trigiant Group Ltd.	4,284,000	285,944
# *	Triumph New Energy Co. Ltd., Class H	784,000	599,697
*	Trony Solar Holdings Co. Ltd.	1,757,000	0
	Truking Technology Ltd., Class A	68,500	135,044
	Truly International Holdings Ltd.	6,249,573	780,875
Ω	Tsaker New Energy Tech Co. Ltd.	1,314,500	199,718
# *	Tuniu Corp., Sponsored ADR	148,809	226,190
	Unilumin Group Co. Ltd., Class A	335,700	371,216
	Uni-President China Holdings Ltd.	4,927,000	4,259,837
*	United Energy Group Ltd.	29,148,900	3,682,324
# *	United Strength Power Holdings Ltd.	200,000	133,144
	Valiant Co. Ltd., Class A	151,651	389,416
	Vats Liquor Chain Store Management JSC Ltd., Class A	89,000	325,004
Ω	VCredit Holdings Ltd.	159,400	58,357
# * Ω	Venus MedTech Hangzhou, Inc., Class H	579,500	542,519
	Vinda International Holdings Ltd.	1,355,000	2,737,819
*	Viomi Technology Co. Ltd., ADR	4,317	4,403
*	Vipshop Holdings Ltd., ADR	125,030	2,354,315
# * Ω	Viva Biotech Holdings	2,995,000	662,840
*	Vnet Group, Inc., ADR	396,255	1,176,877
	Wanbangde Pharmaceutical Holding Group Co. Ltd., Class A	15,100	15,361
	Wangneng Environment Co. Ltd., Class A	94,545	215,322
	Wangsu Science & Technology Co. Ltd., Class A	316,200	301,069
	Wanguo International Mining Group Ltd.	118,000	42,183
	Wasion Holdings Ltd.	2,370,000	923,805
	Wasu Media Holding Co. Ltd., Class A	88,500	110,136
	Weibo Corp., Sponsored ADR	4,978	78,403
#	Weibo Corp., Class A	31,420	492,620
	Weifu High-Technology Group Co. Ltd., Class A	147,900	370,274
*	Weiqiao Textile Co., Class H	1,974,000	347,406
	Wellhope Foods Co. Ltd., Class A	232,880	315,669
	West China Cement Ltd.	7,474,000	768,276
	Wharf Holdings Ltd.	158,000	370,712
	Winall Hi-Tech Seed Co. Ltd., Class A	114,753	185,465
*	Wison Engineering Services Co. Ltd., Class C	986,000	48,423
	Wuhan DR Laser Technology Corp. Ltd., Class A	19,840	163,645
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	165,100	224,589
	Wuhu Token Science Co. Ltd., Class A	364,900	314,891
	Wuling Motors Holdings Ltd.	1,010,000	97,513
	Wushang Group Co. Ltd., Class A	217,582	312,748
*	Wuxi Boton Technology Co. Ltd., Class A	86,152	251,264
*	Wuxi Taiji Industry Co. Ltd., Class A	465,900	470,003
	Wuxi Xinje Electric Co. Ltd., Class A	33,200	192,079
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	2,092,000	1,228,162
	Xiamen Bank Co. Ltd., Class A	401,800	319,124
	Xiamen Intretech, Inc., Class A	152,770	411,075

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xiamen Kingdomway Group Co., Class A	140,400	$375,546
	Xiandai Investment Co. Ltd., Class A	421,994	256,990
	Xianhe Co. Ltd., Class A	107,000	339,413
	Xilinmen Furniture Co. Ltd., Class A	115,900	433,026
*	Xinfengming Group Co. Ltd., Class A	304,400	522,365
	Xingda International Holdings Ltd.	5,111,456	952,694
	Xingfa Aluminium Holdings Ltd.	481,000	413,441
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,968,103	1,491,862
	Xinjiang Communications Construction Group Co. Ltd., Class A	48,600	107,031
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	86,188	321,430
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,177,000	174,325
# *	Xinte Energy Co. Ltd., Class H	1,127,600	2,235,333
	Xinxiang Richful Lube Additive Co. Ltd., Class A	54,890	386,460
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	211,600	127,707
	Xinyi Energy Holdings Ltd.	6,823,515	2,102,313
	Xinyu Iron & Steel Co. Ltd., Class A	586,200	362,989
	Xtep International Holdings Ltd.	4,926,718	5,490,565
*	Xunlei Ltd., ADR	212,469	435,561
Ω	Yadea Group Holdings Ltd.	3,806,000	8,661,154
*	YaGuang Technology Group Co. Ltd., Class A	278,300	274,255
	Yanchang Petroleum International Ltd.	567,000	35,835
# Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	530,500	815,399
	Yankershop Food Co. Ltd., Class A	46,192	553,366
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	54,700	249,791
	Yantai China Pet Foods Co. Ltd., Class A	70,300	246,979
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	173,113	360,885
	Yantai Eddie Precision Machinery Co. Ltd., Class A	142,392	371,148
*	YanTai Shuangta Food Co. Ltd., Class A	98,000	68,893
	Yantai Zhenghai Bio-tech Co. Ltd., Class A	40,450	194,113
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	144,500	253,830
*	Yeahka Ltd.	589,200	1,446,054
	Yeebo International Holdings Ltd.	232,000	86,893
	YGSOFT, Inc., Class A	374,832	356,555
	Yibin Tianyuan Group Co. Ltd., Class A	153,000	138,649
* Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	832,400	803,898
	Yihai International Holding Ltd.	1,661,000	3,826,521
	Yip's Chemical Holdings Ltd.	1,180,000	296,994
*	Yiren Digital Ltd., Sponsored ADR	220,957	592,165
Ω	Yixin Group Ltd.	1,892,500	214,928
	Yixintang Pharmaceutical Group Co. Ltd., Class A	84,700	304,086
	Yonfer Agricultural Technology Co. Ltd., Class A	252,700	410,571
	Yotrio Group Co. Ltd., Class A	677,800	389,988
	Yuexiu Property Co. Ltd.	5,505,456	7,265,446
	Yuexiu Real Estate Investment Trust	35,791	7,374
	Yuexiu Transport Infrastructure Ltd.	4,076,018	2,209,939
	Yusys Technologies Co. Ltd., Class A	129,900	305,828
	ZBOM Home Collection Co. Ltd., Class A	140,823	517,749
*	Zepp Health Corp., ADR	10,983	14,278
	Zhaojin Mining Industry Co. Ltd., Class H	3,867,000	5,578,504
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	75,722	203,187
	Zhejiang Communications Technology Co. Ltd., Class A	648,480	405,974
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	75,459	57,788
	Zhejiang Crystal-Optech Co. Ltd., Class A	204,498	329,279
	Zhejiang Expressway Co. Ltd., Class H	5,508,000	4,424,015
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	145,800	247,154
# * ††	Zhejiang Glass Co. Ltd., Class H	445,000	0
	Zhejiang Hangmin Co. Ltd., Class A	130,400	151,627
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	430,830	476,995
	Zhejiang Huace Film & Television Co. Ltd., Class A	584,800	560,541

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	287,800	$390,348
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	62,631	170,137
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	80,229	330,064
*	Zhejiang Jingu Co. Ltd., Class A	346,600	367,088
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	287,760	471,184
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	187,167	464,691
	Zhejiang Medicine Co. Ltd., Class A	244,400	385,799
	Zhejiang Meida Industrial Co. Ltd., Class A	206,440	323,070
*	Zhejiang Narada Power Source Co. Ltd., Class A	150,800	371,127
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	665,461	395,927
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	36,975	207,536
*	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	93,100	231,653
	Zhejiang Runtu Co. Ltd., Class A	306,134	303,535
	Zhejiang Semir Garment Co. Ltd., Class A	426,700	387,598
	Zhejiang Shibao Co. Ltd., Class H	358,000	128,788
	Zhejiang Southeast Space Frame Co. Ltd., Class A	201,700	200,259
	Zhejiang Tiantie Industry Co. Ltd., Class A	204,841	216,946
*	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	91,505	304,646
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	740,220	675,914
*	Zhejiang Wanliyang Co. Ltd., Class A	323,670	426,138
	Zhejiang Wanma Co. Ltd., Class A	233,200	361,053
*	Zhejiang Windey Co. Ltd., Class A	124,850	233,261
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	222,600	391,172
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	233,500	384,111
	Zhejiang Yasha Decoration Co. Ltd., Class A	339,400	243,356
	Zhejiang Yinlun Machinery Co. Ltd., Class A	132,900	320,152
	Zhejiang Yongtai Technology Co. Ltd., Class A	177,098	382,229
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,016,400	928,768
#	Zhihu, Inc.	68,200	173,830
*	Zhong An Group Ltd.	11,004,800	228,505
* Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	2,175,200	7,128,506
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	586,600	468,331
	Zhongshan Public Utilities Group Co. Ltd., Class A	438,100	496,841
*	Zhongtian Financial Group Co. Ltd., Class A	1,461,176	81,781
	Zhongyu Energy Holdings Ltd.	2,066,306	1,497,547
# * Ω	Zhou Hei Ya International Holdings Co. Ltd.	3,346,000	1,410,193
# *	Zhuguang Holdings Group Co. Ltd.	7,108,000	630,398
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	68,700	374,659
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	2,460,000	1,346,815
TOTAL CHINA			914,405,088
COLOMBIA — (0.1%)
	Banco de Bogota SA	4,139	32,196
	Bolsa de Valores de Colombia	63,819	152,996
	Celsia SA ESP	1,732,343	1,166,383
	Cementos Argos SA	694,878	627,357
*	CEMEX Latam Holdings SA	765,979	662,637
	Corp. Financiera Colombiana SA	260,400	1,020,084
	Grupo Argos SA	110,087	271,638
	Grupo Aval Acciones y Valores SA, ADR	4,190	11,020
	Grupo Energia Bogota SA ESP	32,023	14,415
	Mineros SA	243,330	118,531
	Promigas SA ESP	10,240	12,285
TOTAL COLOMBIA			4,089,542
GREECE — (0.5%)
*	Aegean Airlines SA	137,813	1,978,564
	Athens Water Supply & Sewage Co. SA	99,492	756,702

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Autohellas Tourist & Trading SA	61,105	$917,422
	Avax SA	88,174	152,969
	Bank of Greece	115,124	2,165,012
*	Ellaktor SA	65,393	179,633
	ElvalHalcor SA	150,477	373,559
	Epsilon Net SA	22,840	245,350
	Fourlis Holdings SA	134,999	726,873
	GEK Terna Holding Real Estate Construction SA	248,100	3,911,345
	Hellenic Exchanges - Athens Stock Exchange SA	150,388	956,966
	Holding Co. ADMIE IPTO SA	297,838	782,280
	Ideal Holdings SA	14,857	86,186
	Intracom Holdings SA	131,176	301,402
*	Intracom SA Technical & Steel Constructions	116,536	421,485
*	LAMDA Development SA	159,240	1,245,829
	Piraeus Port Authority SA	26,723	675,154
	Quest Holdings SA	63,723	455,572
	Sarantis SA	131,589	1,101,108
	Terna Energy SA	43,165	828,576
	Thrace Plastics Holding & Co.	15,799	90,712
	Titan Cement International SA	87,148	1,832,612
TOTAL GREECE			20,185,311
HONG KONG — (0.0%)
*	Anxin-China Holdings Ltd.	16,347,000	0
*	CECEP COSTIN New Materials Group Ltd.	4,494,000	0
*	China Common Rich Renewable Energy Investments Ltd.	17,084,000	0
*	CTEG	18,320,000	0
*	DBA Telecommunication (Asia) Holdings Ltd.	876,000	0
*	Kai Yuan Holdings Ltd.	11,360,000	27,748
*	Long Well International Holdings Ltd.	15,232,000	0
	MediCare International Ltd.	6,950,000	38,409
*	Sinic Holdings Group Co. Ltd.	235,000	0
*	Tenwow International Holdings Ltd.	4,023,000	0
*	Tongda Group Holdings Ltd.	4,975,000	61,510
††	Untrade.Ch Wood Opti	1,748,000	37,834
*	Untrade.Lumena Newmat	363,249	0
TOTAL HONG KONG			165,501
HUNGARY — (0.0%)
	Magyar Telekom Telecommunications PLC	379,405	451,130
# *	Opus Global Nyrt	302,678	188,454
	Richter Gedeon Nyrt	36,999	933,657
TOTAL HUNGARY			1,573,241
INDIA — (18.4%)
	360 ONE WAM Ltd.	655,718	4,156,985
*	3i Infotech Ltd.	88,347	37,665
	3M India Ltd.	2,424	847,647
	Aarti Drugs Ltd.	112,812	816,277
	Aarti Industries Ltd.	481,467	2,742,256
*	Aarti Pharmalabs Ltd.	113,222	481,885
*	Aavas Financiers Ltd.	64,025	1,210,029
	Abbott India Ltd.	15,291	4,463,998
	Accelya Solutions India Ltd.	3,300	54,616
	Action Construction Equipment Ltd.	92,439	815,145
*	Adani Transmission Ltd.	28,937	288,502
	ADF Foods Ltd.	2,944	39,364
*	Aditya Birla Capital Ltd.	136,069	323,637

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Advanced Enzyme Technologies Ltd.	159,570	$638,855
	Aegis Logistics Ltd.	508,694	2,377,169
*	Affle India Ltd.	56,365	738,125
	AGI Greenpac Ltd.	39,239	298,659
	Agro Tech Foods Ltd.	54,802	574,389
	Ahluwalia Contracts India Ltd.	46,904	412,353
	AIA Engineering Ltd.	171,273	7,256,381
	Ajanta Pharma Ltd.	147,643	3,053,957
	Akzo Nobel India Ltd.	42,912	1,449,211
	Alembic Ltd.	269,593	272,255
	Alembic Pharmaceuticals Ltd.	194,229	1,828,523
	Alkyl Amines Chemicals	48,225	1,434,965
	Allcargo Logistics Ltd.	210,765	802,786
	Allcargo Terminals Ltd.	216,315	161,437
*	Alok Industries Ltd.	3,612,092	645,801
	Amara Raja Batteries Ltd.	262,143	2,020,644
*	Amber Enterprises India Ltd.	33,681	992,295
	Ambika Cotton Mills Ltd.	2,332	44,075
	Amrutanjan Health Care Ltd.	20,628	165,550
	Anant Raj Ltd.	386,981	952,114
	Andhra Paper Ltd.	12,953	66,944
	Andhra Sugars Ltd.	165,885	220,869
	Angel One Ltd.	82,137	1,542,748
	Apar Industries Ltd.	41,500	1,895,536
	Apcotex Industries Ltd.	31,873	193,195
	APL Apollo Tubes Ltd.	287,365	5,525,896
	Apollo Pipes Ltd.	21,707	190,476
	Apollo Tyres Ltd.	1,117,624	5,886,605
	Aptech Ltd.	9,093	37,513
*	Arvind Fashions Ltd.	194,433	770,243
*	Arvind Ltd.	541,245	905,531
*	Arvind SmartSpaces Ltd.	33,199	142,532
	Asahi India Glass Ltd.	338,721	2,378,049
	Ashiana Housing Ltd.	73,571	184,584
*	Ashoka Buildcon Ltd.	369,747	449,701
	Astec Lifesciences Ltd.	11,777	181,186
* Ω	Aster DM Healthcare Ltd.	293,085	1,112,552
	Astra Microwave Products Ltd.	146,802	667,968
	AstraZeneca Pharma India Ltd.	1,044	49,060
	Atul Ltd.	54,180	4,479,764
Ω	AU Small Finance Bank Ltd.	48,653	433,895
	AurionPro Solutions Ltd.	5,290	73,633
	Aurobindo Pharma Ltd.	176,533	1,768,524
	Automotive Axles Ltd.	16,733	437,041
	Avadh Sugar & Energy Ltd.	12,296	87,501
	Avanti Feeds Ltd.	154,700	766,421
	Bajaj Consumer Care Ltd.	309,112	817,171
*	Bajaj Hindusthan Sugar Ltd.	2,423,656	479,858
	Bajaj Holdings & Investment Ltd.	25,387	2,317,115
	Balaji Amines Ltd.	42,308	1,128,050
	Balmer Lawrie & Co. Ltd.	230,549	427,953
	Balrampur Chini Mills Ltd.	400,664	1,970,411
	Banco Products India Ltd.	54,696	235,648
	Bank of India	839,490	874,005
	Bank of Maharashtra	1,531,097	626,679
	Bannari Amman Sugars Ltd.	12,765	439,449
	BASF India Ltd.	45,092	1,504,685
	Bata India Ltd.	160,661	3,400,309
	Bayer CropScience Ltd.	19,751	1,068,661

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	BEML Land Assets Ltd.	48,307	$92,981
	BEML Ltd.	54,578	1,331,318
*	BF Utilities Ltd.	59,511	273,196
	Bhansali Engineering Polymers Ltd.	342,618	360,927
	Bharat Bijlee Ltd.	6,435	296,518
	Bharat Dynamics Ltd.	127,792	1,912,166
	Bharat Electronics Ltd.	1,609,962	2,561,675
	Bharat Heavy Electricals Ltd.	3,064,501	3,907,666
	Bharat Rasayan Ltd.	3,159	345,918
	Biocon Ltd.	879,665	2,752,687
	Birla Corp. Ltd.	92,209	1,380,634
	Birlasoft Ltd.	473,199	2,456,766
*	Black Box Ltd.	29,029	71,012
	Bliss Gvs Pharma Ltd.	64,068	77,787
	Blue Dart Express Ltd.	17,288	1,415,768
	Blue Star Ltd.	282,816	2,699,339
	Bodal Chemicals Ltd.	37,439	32,351
	Bombay Burmah Trading Co.	48,595	673,186
*	Bombay Dyeing & Manufacturing Co. Ltd.	167,167	230,632
*	Borosil Ltd.	14,279	80,482
*	Borosil Renewables Ltd.	127,127	779,572
	Brigade Enterprises Ltd.	333,208	2,400,557
	Brightcom Group Ltd.	1,993,430	608,690
	BSE Ltd.	214,665	2,123,391
*	Camlin Fine Sciences Ltd.	206,382	393,476
	Can Fin Homes Ltd.	246,606	2,253,084
*	Capacit'e Infraprojects Ltd.	66,951	179,368
	Caplin Point Laboratories Ltd.	72,924	807,942
	Carborundum Universal Ltd.	262,170	3,855,386
	Care Ratings Ltd.	72,893	644,762
*	Cartrade Tech Ltd.	30,288	184,997
	Carysil Ltd.	17,184	141,830
	Castrol India Ltd.	867,514	1,527,190
	CCL Products India Ltd.	277,709	2,073,931
	Ceat Ltd.	79,704	2,404,585
*	Central Bank of India Ltd.	955,988	352,769
	Central Depository Services India Ltd.	186,815	2,798,122
	Century Enka Ltd.	24,543	128,325
	Century Plyboards India Ltd.	201,965	1,620,597
	Century Textiles & Industries Ltd.	143,215	1,883,081
	Cera Sanitaryware Ltd.	17,554	1,621,472
	CESC Ltd.	2,101,996	1,992,872
	CG Power & Industrial Solutions Ltd.	301,702	1,471,738
*	Chalet Hotels Ltd.	13,713	81,995
	Chambal Fertilisers & Chemicals Ltd.	522,186	1,761,337
	Chennai Petroleum Corp. Ltd.	157,831	774,039
††	Chennai Super Kings Cricket Ltd.	1,658,632	8,508
	Cholamandalam Financial Holdings Ltd.	389,121	4,609,950
	CIE Automotive India Ltd.	439,069	2,714,590
	Cigniti Technologies Ltd.	20,941	199,261
	City Union Bank Ltd.	1,240,859	2,016,314
Ω	Cochin Shipyard Ltd.	113,511	924,640
* Ω	Coffee Day Enterprises Ltd.	414,128	169,472
	Coforge Ltd.	115,746	6,631,410
	Computer Age Management Services Ltd.	70,665	2,023,988
	Confidence Petroleum India Ltd.	123,205	119,524
	Coromandel International Ltd.	375,411	4,712,967
*	Cosmo First Ltd.	16,591	125,259
*	CreditAccess Grameen Ltd.	119,420	2,121,428

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	CRISIL Ltd.	57,935	$2,756,477
	Crompton Greaves Consumer Electricals Ltd.	1,633,503	5,844,914
*	CSB Bank Ltd.	138,291	501,702
	Cummins India Ltd.	123,956	2,966,399
	Cyient Ltd.	175,072	3,132,035
*	D B Realty Ltd.	178,250	186,387
	Dalmia Bharat Ltd.	79,987	1,901,156
	Dalmia Bharat Sugar & Industries Ltd.	23,695	109,256
	Datamatics Global Services Ltd.	2,832	19,230
	DB Corp. Ltd.	130,281	347,335
	DCB Bank Ltd.	827,047	1,236,020
	DCM Shriram Ltd.	130,253	1,330,305
	DCW Ltd.	319,843	174,358
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	187,415	1,244,688
	Deepak Nitrite Ltd.	190,701	4,657,431
	Delta Corp. Ltd.	446,857	1,087,678
*	DEN Networks Ltd.	233,564	119,374
	Dhampur Bio Organics Ltd.	121,578	247,722
	Dhampur Sugar Mills Ltd.	99,655	334,508
*	Dhani Services Ltd.	900,123	411,763
	Dhanuka Agritech Ltd.	42,563	391,005
	Digidrive Distributors Ltd.	13,851	22,693
Ω	Dilip Buildcon Ltd.	141,880	461,120
*	Dish TV India Ltd.	2,689,794	579,928
*	Dishman Carbogen Amcis Ltd.	194,853	376,987
	Dixon Technologies India Ltd.	98,466	4,939,856
	Dollar Industries Ltd.	20,031	105,763
Ω	Dr Lal PathLabs Ltd.	115,800	3,270,284
	Dwarikesh Sugar Industries Ltd.	153,183	171,163
	Dynamatic Technologies Ltd.	4,981	240,001
	eClerx Services Ltd.	91,620	1,926,159
	Edelweiss Financial Services Ltd.	1,657,614	961,708
	EID Parry India Ltd.	250,294	1,507,412
*	EIH Associated Hotels	7,709	46,786
*	EIH Ltd.	581,003	1,501,543
	Electrosteel Castings Ltd.	1,410,655	1,008,222
	Elgi Equipments Ltd.	530,070	3,464,838
	Emami Ltd.	492,611	2,763,287
Ω	Endurance Technologies Ltd.	56,315	1,153,260
	Engineers India Ltd.	737,796	1,417,627
	EPL Ltd.	358,770	990,570
* Ω	Equitas Small Finance Bank Ltd.	1,478,957	1,711,028
Ω	Eris Lifesciences Ltd.	102,975	995,733
	ESAB India Ltd.	8,933	525,328
	Escorts Kubota Ltd.	65,710	2,035,526
	Everest Industries Ltd.	6,837	79,861
	Excel Industries Ltd.	7,725	86,017
*	Exide Industries Ltd.	1,110,214	3,395,745
*	FDC Ltd.	172,443	722,249
	Federal Bank Ltd.	5,124,938	8,480,721
*	Federal-Mogul Goetze India Ltd.	26,987	118,212
	FIEM Industries Ltd.	8,676	203,155
	Filatex India Ltd.	192,733	90,455
	Fine Organic Industries Ltd.	14,215	781,198
	Fino Payments Bank Ltd.	10,964	43,795
	Finolex Cables Ltd.	264,201	3,403,808
	Finolex Industries Ltd.	938,171	2,283,143
	Firstsource Solutions Ltd.	1,007,476	1,777,303
	Force Motors Ltd.	10,909	338,735

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Fortis Healthcare Ltd.	1,671,935	$7,123,248
	Gabriel India Ltd.	222,568	609,939
	Galaxy Surfactants Ltd.	19,747	655,782
*	Ganesh Housing Corp. Ltd.	24,337	132,692
	Garden Reach Shipbuilders & Engineers Ltd.	71,551	541,023
	Garware Technical Fibres Ltd.	35,378	1,346,768
	Gateway Distriparks Ltd.	978,876	937,782
*	Gati Ltd.	130,129	227,095
*	GE T&D India Ltd.	154,355	475,246
	Genus Power Infrastructures Ltd.	219,641	487,668
	GHCL Ltd.	185,148	1,201,970
	GHCL Textiles Ltd.	185,148	169,731
	GIC Housing Finance Ltd.	94,840	231,378
	Gillette India Ltd.	17,473	1,199,448
	GlaxoSmithKline Pharmaceuticals Ltd.	56,879	974,733
	Glenmark Pharmaceuticals Ltd.	486,775	4,691,113
	GMM Pfaudler Ltd.	46,894	839,898
*	GMR Airports Infrastructure Ltd.	5,965,711	3,750,266
	Godawari Power & Ispat Ltd.	97,550	674,720
	Godfrey Phillips India Ltd.	47,463	1,236,589
Ω	Godrej Agrovet Ltd.	45,997	271,608
*	Godrej Industries Ltd.	178,284	1,034,697
*	Godrej Properties Ltd.	4,185	88,832
	Goodyear India Ltd.	9,677	166,190
	Granules India Ltd.	450,840	1,772,846
	Graphite India Ltd.	170,022	897,136
	Grauer & Weil India Ltd.	127,408	179,764
*	Gravita India Ltd.	41,003	336,786
	Great Eastern Shipping Co. Ltd.	309,659	2,975,928
	Greaves Cotton Ltd.	294,290	487,404
	Greenlam Industries Ltd.	42,287	249,067
	Greenpanel Industries Ltd.	101,902	419,493
	Greenply Industries Ltd.	97,847	201,367
	Grindwell Norton Ltd.	115,976	3,276,899
*	GTL Infrastructure Ltd.	2,000,000	18,255
	Gujarat Alkalies & Chemicals Ltd.	102,704	823,967
	Gujarat Ambuja Exports Ltd.	243,558	775,386
	Gujarat Fluorochemicals Ltd.	82,041	2,718,957
	Gujarat Industries Power Co. Ltd.	176,262	250,252
	Gujarat Mineral Development Corp. Ltd.	212,060	468,303
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	239,481	1,729,978
	Gujarat Pipavav Port Ltd.	938,972	1,429,400
	Gujarat State Fertilizers & Chemicals Ltd.	580,630	1,164,244
	Gujarat State Petronet Ltd.	856,449	3,018,029
	Gulf Oil Lubricants India Ltd.	50,156	321,317
	Happiest Minds Technologies Ltd.	96,503	1,087,068
*	Hathway Cable & Datacom Ltd.	1,222,690	237,087
	Hatsun Agro Product Ltd.	117,117	1,475,738
	HBL Power Systems Ltd.	305,656	716,435
*	HealthCare Global Enterprises Ltd.	68,526	272,640
	HEG Ltd.	36,957	811,443
	HeidelbergCement India Ltd.	205,805	452,588
	Heritage Foods Ltd.	108,008	324,322
	Hester Biosciences Ltd.	11,620	241,148
	HFCL Ltd.	2,094,768	1,624,976
	HG Infra Engineering Ltd.	47,148	544,007
	Hikal Ltd.	168,926	582,325
	HIL Ltd.	14,909	557,677
	Himadri Speciality Chemical Ltd.	577,459	987,508

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Himatsingka Seide Ltd.	15,199	$22,618
	Hinduja Global Solutions Ltd.	30,211	387,017
*	Hindustan Construction Co. Ltd.	2,810,549	662,099
	Hindustan Copper Ltd.	654,730	1,128,892
*	Hindustan Oil Exploration Co. Ltd.	190,919	530,115
*	Hindware Home Innovation Ltd.	33,550	259,752
	Hitachi Energy India Ltd.	14,159	678,962
	Hle Glascoat Ltd.	21,533	168,588
	Honda India Power Products Ltd.	12,211	326,743
	Huhtamaki India Ltd.	86,236	274,841
	I G Petrochemicals Ltd.	14,696	77,563
Ω	ICICI Securities Ltd.	192,071	1,486,074
	ICRA Ltd.	7,363	502,169
	IDFC Ltd.	3,603,867	5,196,726
*	IFB Industries Ltd.	33,304	336,886
*	Igarashi Motors India Ltd.	2,487	16,134
	IIFL Finance Ltd.	530,554	3,814,950
	IIFL Securities Ltd.	183,211	146,829
	India Cements Ltd.	431,949	1,155,500
	India Glycols Ltd.	47,953	359,568
	India Nippon Electricals Ltd.	1,455	8,921
*	Indiabulls Housing Finance Ltd.	1,010,901	1,761,133
*	Indiabulls Real Estate Ltd.	1,060,414	891,771
Ω	IndiaMart InterMesh Ltd.	6,174	233,700
	Indian Bank	256,779	1,090,199
Ω	Indian Energy Exchange Ltd.	1,060,324	1,583,972
	Indo Count Industries Ltd.	172,184	457,947
	Indoco Remedies Ltd.	113,141	436,314
	Indraprastha Gas Ltd.	352,000	1,982,634
*	Infibeam Avenues Ltd.	3,341,715	620,256
	Ingersoll Rand India Ltd.	21,420	752,182
*	Inox Wind Ltd.	164,129	422,135
	Insecticides India Ltd.	17,343	90,461
	Intellect Design Arena Ltd.	224,382	1,819,688
	IOL Chemicals & Pharmaceuticals Ltd.	55,161	263,598
	Ipca Laboratories Ltd.	422,563	4,498,323
	IRB Infrastructure Developers Ltd.	4,233,700	1,366,464
Ω	IRCON International Ltd.	700,217	826,755
	ISGEC Heavy Engineering Ltd.	39,169	350,393
	ITD Cementation India Ltd.	240,706	543,375
*	ITI Ltd.	172,689	235,935
	J Kumar Infraprojects Ltd.	86,023	378,726
	Jagran Prakashan Ltd.	259,757	324,610
	Jai Corp. Ltd.	117,016	256,697
*	Jaiprakash Power Ventures Ltd.	9,087,601	680,680
*	Jammu & Kashmir Bank Ltd.	877,546	719,280
	Jamna Auto Industries Ltd.	584,889	797,454
	JB Chemicals & Pharmaceuticals Ltd.	139,809	4,274,142
	JBM Auto Ltd.	64,748	1,099,741
	Jindal Poly Films Ltd.	63,492	488,425
	Jindal Saw Ltd.	585,377	2,335,554
	Jindal Stainless Ltd.	1,250,402	6,121,249
	JK Cement Ltd.	120,851	4,833,114
	JK Lakshmi Cement Ltd.	181,571	1,344,101
	JK Paper Ltd.	257,854	1,038,063
	JK Tyre & Industries Ltd.	311,119	1,005,978
	JM Financial Ltd.	1,439,894	1,366,436
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	29,643	344,948
	JTEKT India Ltd.	150,187	284,912

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Jubilant Foodworks Ltd.	96,743	$564,232
	Jubilant Ingrevia Ltd.	433,705	2,195,892
	Jubilant Pharmova Ltd.	264,518	1,216,911
*	Just Dial Ltd.	42,130	395,686
	Jyothy Labs Ltd.	475,110	1,791,749
	Kajaria Ceramics Ltd.	284,540	4,984,493
	Kalpataru Projects International Ltd.	269,797	2,060,655
	Kalyani Steels Ltd.	73,704	381,250
	Kansai Nerolac Paints Ltd.	174,539	711,250
	Karnataka Bank Ltd.	801,311	2,025,464
	Karur Vysya Bank Ltd.	1,532,645	2,330,339
	Kaveri Seed Co. Ltd.	80,593	571,438
	KCP Ltd.	130,011	182,280
	KEC International Ltd.	358,491	2,769,840
	KEI Industries Ltd.	207,523	6,139,592
	Kennametal India Ltd.	13,942	475,269
*	Kesoram Industries Ltd.	577,676	506,410
	Kewal Kiran Clothing Ltd.	21,487	174,000
*	Kiri Industries Ltd.	7,924	27,356
	Kirloskar Brothers Ltd.	52,545	490,291
	Kirloskar Ferrous Industries Ltd.	89,920	569,688
	Kirloskar Oil Engines Ltd.	203,239	1,115,586
	Kitex Garments Ltd.	41,078	96,152
	KNR Constructions Ltd.	395,031	1,190,487
	Kolte-Patil Developers Ltd.	59,333	312,001
	KPIT Technologies Ltd.	686,673	9,074,420
	KPR Mill Ltd.	418,680	3,257,430
	KRBL Ltd.	150,667	715,471
* Ω	Krishna Institute of Medical Sciences Ltd.	13,388	311,707
	Krsnaa Diagnostics Ltd.	7,933	50,389
	KSB Ltd.	46,015	1,260,997
	L&T Finance Holdings Ltd.	2,208,581	3,551,658
	LA Opala RG Ltd.	117,842	675,509
	Lakshmi Machine Works Ltd.	12,051	2,068,867
Ω	Laurus Labs Ltd.	773,912	3,312,833
	LG Balakrishnan & Bros Ltd.	49,381	636,592
	LIC Housing Finance Ltd.	907,860	4,611,234
*	Linde India Ltd.	73,804	4,492,619
	LT Foods Ltd.	489,233	1,068,485
	Lumax Auto Technologies Ltd.	75,328	342,319
	Lumax Industries Ltd.	3,899	99,732
	Lupin Ltd.	100,957	1,208,325
*	LUX Industries Ltd.	27,052	525,787
	Mahanagar Gas Ltd.	185,306	2,525,216
	Maharashtra Scooters Ltd.	2,641	179,865
	Maharashtra Seamless Ltd.	190,203	1,242,538
	Mahindra & Mahindra Financial Services Ltd.	1,596,677	5,796,284
*	Mahindra Holidays & Resorts India Ltd.	241,272	996,417
	Mahindra Lifespace Developers Ltd.	304,779	1,914,697
Ω	Mahindra Logistics Ltd.	36,677	160,490
	Maithan Alloys Ltd.	13,780	197,150
	Man Infraconstruction Ltd.	224,644	353,310
	Manappuram Finance Ltd.	1,640,123	2,779,981
	Mangalam Cement Ltd.	22,675	83,727
*	Mangalore Refinery & Petrochemicals Ltd.	640,392	647,671
	Marksans Pharma Ltd.	647,499	936,812
Ω	MAS Financial Services Ltd.	43,147	413,282
	Mastek Ltd.	46,543	1,143,271
*	Max Financial Services Ltd.	43,629	430,652

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Max Ventures & Industries Ltd.	61,388	$149,058
	Mayur Uniquoters Ltd.	55,428	350,514
	Mazagon Dock Shipbuilders Ltd.	10,571	242,969
	Meghmani Finechem Ltd.	47,103	544,798
	Meghmani Organics Ltd.	488,598	485,517
Ω	Metropolis Healthcare Ltd.	78,717	1,313,680
	Minda Corp. Ltd.	157,745	592,611
*	Mirza International Ltd.	10,858	6,374
Ω	Mishra Dhatu Nigam Ltd.	112,940	465,296
	MM Forgings Ltd.	14,156	184,454
	MOIL Ltd.	203,474	460,614
	Monte Carlo Fashions Ltd.	21,677	228,380
*	Morepen Laboratories Ltd.	949,149	358,023
	Motherson Sumi Wiring India Ltd.	324,884	236,360
	Motilal Oswal Financial Services Ltd.	124,800	1,274,111
	Mrs Bectors Food Specialities Ltd.	32,425	362,447
	MSTC Ltd.	113,309	609,681
	Multi Commodity Exchange of India Ltd.	67,835	1,374,401
	Narayana Hrudayalaya Ltd.	175,373	2,154,420
	Natco Pharma Ltd.	321,544	3,262,829
	National Aluminium Co. Ltd.	2,424,595	2,819,874
	National Fertilizers Ltd.	149,910	130,227
	Nava Ltd.	144,826	655,599
	Navin Fluorine International Ltd.	89,188	4,645,597
	Navneet Education Ltd.	316,145	551,858
	NBCC India Ltd.	2,139,035	1,210,852
	NCC Ltd.	1,200,069	2,338,188
	NCL Industries Ltd.	16,947	39,634
	NELCO Ltd.	38,181	370,281
	Neogen Chemicals Ltd.	12,435	241,126
	NESCO Ltd.	78,881	673,445
	Neuland Laboratories Ltd.	12,913	545,635
	Newgen Software Technologies Ltd.	47,923	497,453
	NIIT Learning Systems Ltd.	297,159	1,131,750
*	NIIT Ltd.	297,159	296,702
	Nilkamal Ltd.	20,926	698,912
Ω	Nippon Life India Asset Management Ltd.	305,811	1,169,305
	NLC India Ltd.	658,293	937,540
	NOCIL Ltd.	318,127	859,798
	Novartis India Ltd.	790	6,951
	NRB Bearings Ltd.	149,922	457,606
	Nucleus Software Exports Ltd.	28,161	382,843
	Nuvama Wealth Management Ltd.	18,417	547,928
	Oberoi Realty Ltd.	129,975	1,769,034
	Oil India Ltd.	850,990	2,853,468
	Oracle Financial Services Software Ltd.	49,746	2,354,174
	Orient Cement Ltd.	376,080	672,530
	Orient Electric Ltd.	335,916	944,129
	Orient Paper & Industries Ltd.	330,250	176,821
	Oriental Carbon & Chemicals Ltd.	13,532	131,020
*	Oriental Hotels Ltd.	114,293	124,747
*	Orissa Minerals Development Co. Ltd.	2,021	97,034
	Paisalo Digital Ltd.	455,589	331,521
	Panama Petrochem Ltd.	50,945	178,003
* Ω	Parag Milk Foods Ltd.	129,598	272,454
*	Patel Engineering Ltd.	507,632	271,179
*	PC Jeweller Ltd.	398,654	142,166
	PCBL Ltd.	511,429	981,775
	Persistent Systems Ltd.	159,198	9,199,545

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Petronet LNG Ltd.	60,696	$172,234
	Pfizer Ltd.	35,000	1,706,929
	Phoenix Mills Ltd.	343,653	7,232,042
	Piramal Enterprises Ltd.	307,552	3,794,950
* Ω	PNB Housing Finance Ltd.	366,993	2,849,860
	PNC Infratech Ltd.	303,297	1,276,459
	Poly Medicure Ltd.	72,123	1,086,513
	Polyplex Corp. Ltd.	53,588	798,284
	Poonawalla Fincorp Ltd.	208,526	999,065
	Power Finance Corp. Ltd.	38,908	123,645
	Power Mech Projects Ltd.	13,730	776,123
	Praj Industries Ltd.	333,173	1,735,385
*	Prakash Industries Ltd.	271,327	303,815
Ω	Prataap Snacks Ltd.	8,396	85,706
	Precision Camshafts Ltd.	7,108	20,380
	Prestige Estates Projects Ltd.	488,017	3,486,750
*	Pricol Ltd.	151,503	509,207
*	Prime Focus Ltd.	43,732	60,842
	Prince Pipes & Fittings Ltd.	97,843	783,212
*	Prism Johnson Ltd.	446,937	678,152
	Privi Speciality Chemicals Ltd.	11,317	151,059
	Procter & Gamble Health Ltd.	29,018	1,889,974
	PSP Projects Ltd.	26,717	258,281
*	PTC India Financial Services Ltd.	487,922	138,897
	PTC India Ltd.	682,213	979,018
*	PVR Inox Ltd.	192,838	3,650,731
Ω	Quess Corp. Ltd.	129,197	672,070
	Radico Khaitan Ltd.	157,593	2,771,114
	Rain Industries Ltd.	560,564	1,162,989
	Rajesh Exports Ltd.	193,734	1,228,601
	Rallis India Ltd.	270,348	718,791
	Ramco Cements Ltd.	304,449	3,275,505
	Ramco Industries Ltd.	125,986	283,689
*	Ramco Systems Ltd.	7,706	25,709
	Ramkrishna Forgings Ltd.	160,499	1,100,109
	Rane Holdings Ltd.	10,752	130,916
	Rashtriya Chemicals & Fertilizers Ltd.	485,909	679,830
	Ratnamani Metals & Tubes Ltd.	91,698	2,968,720
*	RattanIndia Power Ltd.	2,353,460	144,718
	Raymond Ltd.	133,010	3,108,822
* Ω	RBL Bank Ltd.	1,414,364	3,921,352
	REC Ltd.	2,883,444	7,121,909
	Redington Ltd.	1,941,308	4,273,589
	Redtape Ltd.	64,179	171,550
	Relaxo Footwears Ltd.	151,871	1,748,854
	Reliance Industrial Infrastructure Ltd.	30,932	364,142
*	Reliance Infrastructure Ltd.	568,950	1,293,539
*	Reliance Power Ltd.	7,154,550	1,429,304
	Repco Home Finance Ltd.	136,392	545,330
*	Restaurant Brands Asia Ltd.	7,145	10,262
	Rhi Magnesita India Ltd.	92,474	728,674
	Rico Auto Industries Ltd.	241,078	290,673
	RITES Ltd.	126,075	710,742
	Rossari Biotech Ltd.	15,566	159,095
*	RPSG Ventures Ltd.	4,040	25,359
	RSWM Ltd.	66,991	162,959
	Rupa & Co. Ltd.	49,237	179,174
	Safari Industries India Ltd.	9,380	328,502
	Sagar Cements Ltd.	61,587	158,425

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Sandhar Technologies Ltd.	9,301	$42,113
	Sangam India Ltd.	7,684	30,427
*	Sanghi Industries Ltd.	71,106	78,987
	Sanghvi Movers Ltd.	31,250	239,764
	Sanofi India Ltd.	28,861	2,463,107
*	Sarda Energy & Minerals Ltd.	21,702	531,339
	Saregama India Ltd.	69,256	331,608
	Sasken Technologies Ltd.	14,843	166,501
*	Satin Creditcare Network Ltd.	50,040	124,374
	Savita Oil Technologies Ltd.	45,238	171,607
	Schaeffler India Ltd.	49,872	1,897,387
*	Schneider Electric Infrastructure Ltd.	184,071	633,650
*	SEAMEC Ltd.	6,779	60,273
*	SEPC Ltd.	464,315	78,319
*	Sequent Scientific Ltd.	244,159	281,938
	Seshasayee Paper & Boards Ltd.	71,584	240,690
Ω	SH Kelkar & Co. Ltd.	112,725	162,572
	Shakti Pumps India Ltd.	4,523	39,957
	Shankara Building Products Ltd.	19,147	174,590
	Shanthi Gears Ltd.	28,032	156,982
	Sharda Cropchem Ltd.	84,617	452,116
	Sharda Motor Industries Ltd.	7,813	80,852
*	Sheela Foam Ltd.	10,325	153,340
	Shilpa Medicare Ltd.	104,632	450,932
	Shipping Corp. of India Ltd.	451,179	570,771
	Shipping Corp. of India Ltd.	469,725	154,483
*	Shoppers Stop Ltd.	121,081	1,170,840
*	Shree Renuka Sugars Ltd.	1,737,947	972,410
*	SIS Ltd.	62,444	334,962
	Siyaram Silk Mills Ltd.	27,614	185,675
	SKF India Ltd.	78,659	5,150,211
	Skipper Ltd.	19,548	43,384
	Sobha Ltd.	113,651	858,006
	Solar Industries India Ltd.	97,125	4,481,216
*	Solara Active Pharma Sciences Ltd.	24,205	117,825
	Somany Ceramics Ltd.	20,216	183,228
	Sonata Software Ltd.	268,088	3,445,940
*	South Indian Bank Ltd.	4,340,603	1,033,831
*	SP Apparels Ltd.	4,719	26,341
*	Spandana Sphoorty Financial Ltd.	42,517	425,028
*	Star Cement Ltd.	226,872	401,690
	Sterlite Technologies Ltd.	539,079	990,474
*	Strides Pharma Science Ltd.	199,567	1,144,444
*	Stylam Industries Ltd.	8,110	159,067
	Styrenix Performance Materials Ltd.	6,219	89,823
*	Subex Ltd.	1,122,066	442,645
	Subros Ltd.	89,803	463,471
	Sudarshan Chemical Industries Ltd.	102,209	615,425
	Sumitomo Chemical India Ltd.	179,952	902,124
	Sun TV Network Ltd.	275,300	1,815,441
	Sundaram Finance Holdings Ltd.	80,225	122,218
	Sundaram Finance Ltd.	121,025	3,898,881
	Sundaram-Clayton Ltd.	11,954	738,959
	Sundram Fasteners Ltd.	314,153	4,872,601
*	Sunflag Iron & Steel Co. Ltd.	44,836	124,658
	Sunteck Realty Ltd.	164,773	727,405
	Suprajit Engineering Ltd.	222,652	1,133,340
	Supreme Industries Ltd.	197,528	8,518,198
	Supreme Petrochem Ltd.	296,898	1,618,683

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Surya Roshni Ltd.	49,698	$492,688
	Suven Pharmaceuticals Ltd.	678,550	4,070,617
*	Suzlon Energy Ltd.	20,150,616	4,649,754
	Swan Energy Ltd.	76,621	204,509
	Swaraj Engines Ltd.	20,114	477,896
	Symphony Ltd.	60,571	640,371
Ω	Syngene International Ltd.	403,214	3,910,117
	Tamil Nadu Newsprint & Papers Ltd.	86,283	221,880
	Tamilnadu Petroproducts Ltd.	77,740	75,569
	Tanla Platforms Ltd.	143,021	2,084,304
*	TARC Ltd.	129,358	112,368
	Tata Chemicals Ltd.	446,079	5,758,191
	Tata Coffee Ltd.	123,118	374,227
	Tata Metaliks Ltd.	56,536	613,979
	Tata Steel Long Products Ltd.	44,261	409,326
	TCI Express Ltd.	56,605	1,089,552
* Ω	TCNS Clothing Co. Ltd.	5,301	28,242
	TD Power Systems Ltd.	107,778	341,692
*	TeamLease Services Ltd.	5,994	171,504
	Techno Electric & Engineering Co. Ltd.	198,034	1,180,967
* Ω	Tejas Networks Ltd.	133,023	1,326,432
	Texmaco Rail & Engineering Ltd.	444,711	576,338
	Thermax Ltd.	31,472	990,528
	Thirumalai Chemicals Ltd.	119,665	295,220
*	Thomas Cook India Ltd.	329,769	337,022
Ω	Thyrocare Technologies Ltd.	59,998	434,495
	Tide Water Oil Co. India Ltd.	21,203	289,892
	Tilaknagar Industries Ltd.	172,686	357,627
	Time Technoplast Ltd.	390,193	651,885
	Timken India Ltd.	85,158	3,635,721
	Tinplate Co. of India Ltd.	109,549	498,199
*	Titagarh Rail System Ltd.	141,780	1,129,127
	Torrent Power Ltd.	548,669	4,527,314
	Tourism Finance Corp. of India Ltd.	138,784	149,015
	TransIndia Realty & Logistics Parks Ltd.	216,315	63,824
	Transport Corp. of India Ltd.	98,187	900,890
	Trident Ltd.	4,096,218	1,608,299
	Triveni Engineering & Industries Ltd.	253,714	924,321
	Triveni Turbine Ltd.	286,007	1,386,434
	TTK Prestige Ltd.	144,049	1,386,119
	Tube Investments of India Ltd.	249,568	9,402,361
	TV Today Network Ltd.	89,678	225,463
*	TV18 Broadcast Ltd.	1,464,153	721,328
	TVS Srichakra Ltd.	13,220	488,836
	Uflex Ltd.	110,987	588,327
	Ugar Sugar Works Ltd.	140,911	231,136
*	Ugro Capital Ltd.	80,342	266,104
	Ujjivan Financial Services Ltd.	247,224	1,488,728
Ω	Ujjivan Small Finance Bank Ltd.	1,665,373	978,618
	Unichem Laboratories Ltd.	124,053	601,011
	UNO Minda Ltd.	452,664	3,250,623
	Usha Martin Ltd.	381,647	1,561,964
	UTI Asset Management Co. Ltd.	82,788	809,220
*	VA Tech Wabag Ltd.	109,564	703,238
	Vaibhav Global Ltd.	248,778	1,044,700
	Vakrangee Ltd.	1,369,603	263,610
Ω	Valiant Organics Ltd.	5,527	37,170
*	Vardhman Textiles Ltd.	472,904	2,141,499
* Ω	Varroc Engineering Ltd.	93,443	396,810

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Varun Beverages Ltd.	412,600	$4,038,066
	Venky's India Ltd.	17,328	428,271
	Vesuvius India Ltd.	17,887	800,111
	V-Guard Industries Ltd.	563,511	1,939,479
	Vimta Labs Ltd.	17,648	98,096
	Vinati Organics Ltd.	93,108	2,079,279
	Vindhya Telelinks Ltd.	17,192	429,827
	VIP Industries Ltd.	107,555	785,280
	Visaka Industries Ltd.	53,114	55,598
	Vl E Governance Ord	136,960	37,467
	V-Mart Retail Ltd.	9,072	251,713
*	Vodafone Idea Ltd.	1,040,769	105,131
	Voltamp Transformers Ltd.	8,576	483,212
	Voltas Ltd.	292,689	2,773,688
*	VRL Logistics Ltd.	104,700	934,320
	VST Industries Ltd.	18,750	862,152
	VST Tillers Tractors Ltd.	13,719	510,302
	Welspun Corp. Ltd.	393,665	1,540,886
	Welspun Enterprises Ltd.	232,271	661,419
	Welspun India Ltd.	1,254,736	1,669,137
	West Coast Paper Mills Ltd.	115,874	683,090
*	Westlife Foodworld Ltd.	139,934	1,593,586
	Whirlpool of India Ltd.	38,091	671,333
*	Wockhardt Ltd.	162,479	471,760
*	Wonderla Holidays Ltd.	33,352	252,470
	Zee Entertainment Enterprises Ltd.	2,172,104	6,433,767
	Zensar Technologies Ltd.	343,925	2,077,067
	Zydus Wellness Ltd.	28,166	503,120
TOTAL INDIA			771,148,119
INDONESIA — (2.0%)
	ABM Investama Tbk PT	780,800	189,506
	Ace Hardware Indonesia Tbk PT	19,988,600	954,822
*	Adhi Karya Persero Tbk PT	5,523,788	174,355
*	Adi Sarana Armada Tbk PT	3,734,500	318,184
*	Agung Semesta Sejahtera Tbk PT	14,642,700	10,695
	AKR Corporindo Tbk PT	23,912,200	2,197,746
*	Alam Sutera Realty Tbk PT	29,256,600	355,090
*	Allo Bank Indonesia Tbk PT	111,700	13,414
*	Armidian Karyatama Tbk PT	844,800	0
	Arwana Citramulia Tbk PT	18,420,300	1,032,385
	Ashmore Asset Management Indonesia Tbk PT	88,400	6,416
	Astra Agro Lestari Tbk PT	1,384,900	695,732
	Astra Otoparts Tbk PT	2,355,600	457,581
*	Asuransi Maximus Graha Persada Tbk PT	6,101,000	20,240
*	Bakrie Telecom Tbk PT	49,756,298	0
*	Bank Amar Indonesia Tbk PT	8,806,728	175,222
	Bank BTPN Syariah Tbk PT	5,426,100	767,281
*	Bank Bukopin Tbk PT	97,245,382	670,637
*	Bank Capital Indonesia Tbk PT	6,670,500	57,934
*	Bank Ganesha Tbk PT	7,884,200	44,521
*	Bank Ina Perdana PT	4,559,900	1,197,315
*	Bank Jago Tbk PT	4,435,900	857,025
*	Bank Mayapada International Tbk PT	934,600	31,930
	Bank Maybank Indonesia Tbk PT	15,334,800	292,907
*	Bank MNC Internasional Tbk PT	34,524,800	187,806
*	Bank Nationalnobu Tbk PT	763,200	25,126
*	Bank Neo Commerce Tbk PT	6,457,400	194,513
	Bank OCBC Nisp Tbk PT	5,177,900	415,511

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Bank Pan Indonesia Tbk PT	12,406,800	$1,053,197
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	8,878,812	700,632
	Bank Pembangunan Daerah Jawa Timur Tbk PT	12,456,900	545,042
*	Bank Raya Indonesia Tbk PT	1,009,700	25,842
	Bank Tabungan Negara Persero Tbk PT	16,894,257	1,473,872
*	Bekasi Fajar Industrial Estate Tbk PT	4,661,400	51,328
	BFI Finance Indonesia Tbk PT	23,221,800	2,033,354
*	Bintang Oto Global Tbk PT	7,756,800	637,959
	BISI International Tbk PT	8,589,500	859,549
	Blue Bird Tbk PT	794,700	118,546
*	Buana Lintas Lautan Tbk PT	21,081,200	136,890
*	Bukalapak.com PT Tbk	85,921,700	1,231,928
	Bukit Asam Tbk PT	4,371,500	803,846
*	Bumi Resources Minerals Tbk PT	100,811,200	1,143,622
*	Bumi Serpong Damai Tbk PT	15,521,100	1,220,126
*	Bumi Teknokultura Unggul Tbk PT	65,924,600	218,583
*	Capital Financial Indonesia Tbk PT	2,008,400	88,593
	Catur Sentosa Adiprana Tbk PT	2,986,100	129,656
*	Cemindo Gemilang PT	1,699,800	102,017
Ω	Cikarang Listrindo Tbk PT	4,462,100	217,626
	Ciputra Development Tbk PT	28,744,020	2,125,680
*	Citra Marga Nusaphala Persada Tbk PT	13,896,403	1,553,228
*	City Retail Developments Tbk PT	12,056,400	113,634
	Delta Dunia Makmur Tbk PT	15,329,000	404,810
	Dharma Satya Nusantara Tbk PT	6,420,300	249,170
*	Digital Mediatama Maxima Tbk PT	886,000	26,098
	Elnusa Tbk PT	10,521,900	272,193
	Erajaya Swasembada Tbk PT	27,567,400	914,501
*	Gajah Tunggal Tbk PT	4,584,000	328,267
	Garudafood Putra Putri Jaya Tbk PT	14,819,100	461,927
*	Hanson International Tbk PT	483,480,300	0
	Harum Energy Tbk PT	6,043,000	665,507
	Hexindo Adiperkasa Tbk PT	554,100	246,136
	Impack Pratama Industri Tbk PT	12,644,500	281,694
	Indika Energy Tbk PT	5,804,300	760,672
	Indo Tambangraya Megah Tbk PT	664,900	1,200,017
	Indocement Tunggal Prakarsa Tbk PT	2,123,600	1,468,334
	Indomobil Sukses Internasional Tbk PT	512,300	59,609
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	21,878,846	928,805
	Integra Indocabinet Tbk PT	3,508,200	102,380
* ††	Inti Agri Resources Tbk PT	92,782,800	57,682
	Japfa Comfeed Indonesia Tbk PT	13,401,100	1,186,601
	Jasa Marga Persero Tbk PT	5,278,700	1,354,443
	Jaya Real Property Tbk PT	10,463,000	392,021
*	Kapuas Prima Coal Tbk PT	22,780,900	75,523
*	Kawasan Industri Jababeka Tbk PT	97,246,257	999,344
	KMI Wire & Cable Tbk PT	162,300	3,679
*	Krakatau Steel Persero Tbk PT	12,170,402	176,034
*	Lippo Karawaci Tbk PT	118,860,340	780,619
*	M Cash Integrasi PT	360,200	194,722
	Mahkota Group Tbk PT	374,000	16,863
*	Malindo Feedmill Tbk PT	2,159,200	66,172
*	Map Aktif Adiperkasa PT	9,458,000	508,274
	Matahari Department Store Tbk PT	2,398,500	480,579
*	MD Pictures Tbk PT	5,143,300	1,363,548
	Medco Energi Internasional Tbk PT	19,378,707	1,455,567
*	Media Nusantara Citra Tbk PT	17,933,800	749,210
	Medikaloka Hermina Tbk PT	15,368,100	1,522,815
*	Mega Manunggal Property Tbk PT	4,769,600	132,979

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Metro Healthcare Indonesia Tbk PT	41,899,600	$1,430,997
	Metrodata Electronics Tbk PT	15,657,100	534,767
	Metropolitan Kentjana Tbk PT	9,100	16,175
*	Mitra Adiperkasa Tbk PT	27,423,200	3,601,847
	Mitra Keluarga Karyasehat Tbk PT	3,696,100	713,782
	Mitra Pinasthika Mustika Tbk PT	4,596,400	315,596
*	MNC Land Tbk PT	29,086,600	133,026
	Mulia Industrindo Tbk PT	2,222,200	66,306
*	NFC Indonesia Tbk PT	86,200	25,668
	Nippon Indosari Corpindo Tbk PT	13,183,989	1,123,445
	Pabrik Kertas Tjiwi Kimia Tbk PT	3,458,200	1,548,218
*	Pacific Strategic Financial Tbk PT	20,982,800	1,509,678
	Pakuwon Jati Tbk PT	35,341,000	1,125,965
	Panin Financial Tbk PT	49,629,800	1,007,760
*	Paninvest Tbk PT	4,828,600	356,920
	Perusahaan Gas Negara Tbk PT	26,836,400	2,429,716
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	8,616,100	594,404
* ††	Pool Advista Indonesia Tbk PT	10,473,500	6,511
*	PP Persero Tbk PT	8,768,514	351,834
	Prodia Widyahusada Tbk PT	175,800	77,000
	Puradelta Lestari Tbk PT	29,999,200	338,166
*	Quantum Clovera Investama Tbk PT	5,504,400	18,250
	Ramayana Lestari Sentosa Tbk PT	7,575,000	288,846
	Resource Alam Indonesia Tbk PT	3,035,400	100,660
*	Rimo International Lestari Tbk PT	211,251,900	0
	Rukun Raharja Tbk PT	2,350,900	141,892
	Salim Ivomas Pratama Tbk PT	11,483,800	322,806
	Samator Indo Gas Tbk PT	1,150,700	150,727
	Samindo Resources Tbk PT	106,600	11,203
	Sampoerna Agro Tbk PT	3,061,500	409,877
	Samudera Indonesia Tbk PT	16,970,000	414,354
*	Sarana Meditama Metropolitan Tbk PT	3,473,000	85,253
	Sariguna Primatirta Tbk PT	5,940,900	260,227
	Sawit Sumbermas Sarana Tbk PT	11,456,900	907,680
*	Sekawan Intipratama Tbk PT	9,367,900	0
	Selamat Sempurna Tbk PT	13,041,700	1,729,501
	Semen Baturaja Tbk PT	6,838,100	173,277
	Siloam International Hospitals Tbk PT	11,618,000	1,502,304
	Sinar Mas Agro Resources & Technology Tbk PT	898,460	280,083
* ††	Sri Rejeki Isman Tbk PT	35,353,931	64,179
	Steel Pipe Industry of Indonesia PT	2,787,400	51,394
	Summarecon Agung Tbk PT	27,237,346	1,192,736
* ††	Surabaya Agung Industri Pulp & Kertas Tbk PT	64,500	0
	Surya Citra Media Tbk PT	50,990,100	527,511
	Surya Esa Perkasa Tbk PT	19,120,100	748,377
*	Surya Permata Andalan Tbk PT	1,276,200	41,806
	Surya Pertiwi Tbk PT	1,036,000	40,542
*	Surya Semesta Internusa Tbk PT	12,144,900	377,049
* ††	Suryainti Permata Tbk PT	7,252,000	0
	Temas Tbk PT	11,056,000	198,053
	Tempo Scan Pacific Tbk PT	1,861,700	209,277
	Timah Tbk PT	8,208,514	512,053
* ††	Trada Alam Minera Tbk PT	180,020,800	111,916
	Transcoal Pacific Tbk PT	2,004,100	884,069
	Trias Sentosa Tbk PT	32,818,400	1,481,532
*	Trimegah Sekuritas IndonesiaTbk PT	2,930,400	47,433
	Triputra Agro Persada PT	7,896,400	298,429
	Tunas Baru Lampung Tbk PT	13,071,428	723,584
	Ultrajaya Milk Industry & Trading Co. Tbk PT	15,164,100	1,935,257

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Unggul Indah Cahaya Tbk PT	48,239	$27,763
* ††	Waskita Beton Precast Tbk PT	28,238,300	93,552
*	Waskita Karya Persero Tbk PT	30,184,766	404,332
	Wijaya Karya Beton Tbk PT	5,112,900	49,864
*	Wijaya Karya Persero Tbk PT	8,006,607	232,631
	XL Axiata Tbk PT	12,240,579	1,842,835
TOTAL INDONESIA			84,016,334
KUWAIT — (0.3%)
	A'ayan Leasing & Investment Co. KSCP	1,285,012	665,094
	Al Ahli Bank of Kuwait KSCP	772,280	603,344
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	211,968	128,340
	Al-Eid Food KSC	262,656	160,740
*	Alimtiaz Investment Group KSC	534,043	123,428
*	Arabi Group Holding KSC	325,229	341,956
	Arzan Financial Group for Financing & Investment KPSC	1,217,954	562,987
*	Asiya Capital Investments Co. KSCP	1,312,166	242,614
	Boubyan Petrochemicals Co. KSCP	287,679	692,040
	Boursa Kuwait Securities Co. KPSC	150,208	931,955
	Combined Group Contracting Co. SAK	173,561	218,646
	Commercial Facilities Co. SAKP	28,413	16,186
	Commercial Real Estate Co. KSC	1,615,689	568,016
*	First Investment Co. KSCP	52,000	9,784
	Gulf Cables & Electrical Industries Group Co. KSCP	41,748	167,155
	Heavy Engineering & Ship Building Co. KSCP, Class B	111,783	253,986
	Humansoft Holding Co. KSC	127,683	1,496,285
	Integrated Holding Co. KCSC	275,129	362,719
	Jazeera Airways Co. KSCP	143,632	935,104
	Kuwait Financial Centre SAK	23,180	8,225
	Kuwait Insurance Co. SAK	18,311	28,730
	Kuwait International Bank KSCP	1,756,876	955,073
	Kuwait Real Estate Co. KSC	2,058,143	944,655
	Kuwait Telecommunications Co.	56,145	106,917
	Mezzan Holding Co. KSCC	231,012	402,316
	National Industries Group Holding SAK	1,715,461	1,295,530
	National Investments Co. KSCP	1,016,008	800,371
	Salhia Real Estate Co. KSCP	342,828	530,089
	Securities House KSC	233,393	52,422
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	340,103	223,635
	Warba Bank KSCP	364,479	250,342
TOTAL KUWAIT			14,078,684
MALAYSIA — (1.5%)
#	7-Eleven Malaysia Holdings Bhd, Class B	2,072,285	919,614
#	Aeon Co. M Bhd	1,014,100	274,452
#	AEON Credit Service M Bhd	312,000	833,181
#	AFFIN Bank Bhd	1,471,143	636,388
	Ajinomoto Malaysia Bhd	67,800	249,873
	Alliance Bank Malaysia Bhd	2,508,800	1,964,316
	Allianz Malaysia Bhd	134,100	433,721
#	AME Elite Consortium Bhd	83,800	25,271
# *	Ancom Nylex Bhd	775,500	177,206
# *	Ann Joo Resources Bhd	353,150	90,915
#	Astro Malaysia Holdings Bhd	1,643,500	195,011
# *	Berjaya Assets Bhd	1,888,400	121,528
*	Berjaya Corp. Bhd	6,581,328	430,646
#	Berjaya Food Bhd	687,300	103,569
# *	Berjaya Land Bhd	3,154,600	192,418

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
# *	Bermaz Auto Bhd	1,150,700	$523,379
#	BIMB Holdings Bhd	711,300	347,206
#	Boustead Plantations Bhd	977,599	229,746
#	British American Tobacco Malaysia Bhd	305,500	685,716
# *	Bumi Armada Bhd	5,692,200	657,188
	Bursa Malaysia Bhd	1,282,600	1,908,943
#	Cahya Mata Sarawak Bhd	1,296,800	304,974
	Carlsberg Brewery Malaysia Bhd, Class B	368,100	1,714,596
*	Carotech Bhd	230,650	0
#	CB Industrial Product Holding Bhd	867,240	217,460
	CSC Steel Holdings Bhd	435,500	112,137
	CTOS Digital Bhd	349,200	108,438
#	D&O Green Technologies Bhd	1,005,500	877,264
*	Dagang NeXchange Bhd	1,927,400	203,086
	Datasonic Group Bhd	701,500	73,933
	Dayang Enterprise Holdings Bhd	1,165,375	362,274
	DRB-Hicom Bhd	2,600,800	853,811
#	Dufu Technology Corp. Bhd	506,600	213,750
#	Duopharma Biotech Bhd	1,073,438	309,756
	Dutch Lady Milk Industries Bhd	79,100	374,406
	Eco World Development Group Bhd	2,120,900	442,176
# *	Eco World International Bhd	872,100	122,807
*	Ecofirst Consolidated Bhd	402,200	32,549
# *	Ekovest Bhd	3,871,950	382,357
	FAR East Holdings Bhd	258,300	214,241
#	Formosa Prosonic Industries Bhd	187,500	107,703
#	Frontken Corp. Bhd	2,215,250	1,593,299
#	Gas Malaysia Bhd	531,500	354,900
# *	Genetec Technology Bhd	242,200	131,068
#	Genting Plantations Bhd	82,200	111,388
#	Globetronics Technology Bhd	1,161,072	370,969
* ††	Golden Plus Holding Bhd	216,000	0
#	Guan Chong Bhd	979,000	478,425
	Hai-O Enterprise Bhd	466,297	106,624
	Hap Seng Plantations Holdings Bhd	227,100	99,730
#	Hengyuan Refining Co. Bhd	301,200	232,037
#	Hextar Global Bhd	528,600	89,710
	Hiap Teck Venture Bhd	3,025,300	231,537
#	Hibiscus Petroleum Bhd	3,346,500	691,612
	Hong Leong Capital Bhd	33,800	46,396
	Hong Leong Industries Bhd	350,400	699,461
	Hup Seng Industries Bhd	776,833	116,485
	IGB Bhd	999,381	467,712
#	IJM Corp. Bhd	2,187,700	742,455
	IOI Properties Group Bhd	60,100	18,269
*	Iris Corp. Bhd	401,400	8,005
*	Iskandar Waterfront City Bhd	1,196,100	114,194
# *	JAKS Resources Bhd	4,088,380	176,929
	Jaya Tiasa Holdings Bhd	1,064,527	171,205
# *	JHM Consolidation Bhd	860,400	155,748
	Keck Seng Malaysia Bhd	289,650	267,286
	Kelington Group Bhd	51,200	16,361
#	Kenanga Investment Bank Bhd	298,700	60,611
	Kerjaya Prospek Group Bhd	728,690	180,994
#	Kim Loong Resources Bhd	838,580	344,117
*	KNM Group Bhd	6,478,580	136,790
	Kobay Technology Bhd	263,800	117,705
	Kossan Rubber Industries Bhd	2,569,100	814,898
#	KPJ Healthcare Bhd	4,463,300	1,139,258

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Kretam Holdings Bhd	1,548,200	$205,922
# *	KSL Holdings Bhd	790,818	144,791
#	Kumpulan Fima Bhd	168,550	78,522
	Land & General Bhd	3,377,860	82,383
	LBS Bina Group Bhd	2,657,916	286,128
#	Leong Hup International Bhd	525,600	61,224
#	Lii Hen Industries Bhd	951,000	178,211
# Ω	Lotte Chemical Titan Holding Bhd	1,020,797	258,407
#	LPI Capital Bhd	373,224	985,298
	Magni-Tech Industries Bhd	612,433	256,673
#	Magnum Bhd	1,944,263	474,527
#	Mah Sing Group Bhd	3,024,787	449,608
#	Malakoff Corp. Bhd	4,685,100	670,443
*	Malayan Cement Bhd	15,200	10,926
	Malayan Flour Mills Bhd	1,980,175	278,724
#	Malaysia Building Society Bhd	5,406,590	934,968
#	Malaysia Smelting Corp. Bhd	235,600	125,522
#	Malaysian Resources Corp. Bhd	4,929,166	415,609
	Matrix Concepts Holdings Bhd	3,248,937	1,023,033
#	MBM Resources Bhd	483,896	371,503
	Media Chinese International Ltd.	710,100	25,187
*	Media Prima Bhd	86,700	8,367
#	Mega First Corp. Bhd	1,538,100	1,128,726
	Mi Technovation Bhd	34,300	12,343
#	MKH Bhd	1,298,734	371,700
	MNRB Holdings Bhd	711,488	155,391
#	MPHB Capital Bhd	790,700	180,450
	Muda Holdings Bhd	348,000	111,891
*	Muhibbah Engineering M Bhd	1,359,125	205,122
	My EG Services Bhd	2,657,100	451,181
*	Nylex Malaysia Bhd	4,205	448
*	OCK Group Bhd	1,345,100	122,379
	Oriental Holdings Bhd	663,800	944,874
#	OSK Holdings Bhd	4,998,755	1,220,093
	PA Resources Bhd	970,800	59,206
	Padini Holdings Bhd	1,331,800	1,175,911
	Panasonic Manufacturing Malaysia Bhd	25,084	111,197
	Pantech Group Holdings Bhd	1,007,619	174,407
#	Paramount Corp. Bhd	834,355	170,245
#	Perak Transit Bhd	632,500	151,598
#	Petron Malaysia Refining & Marketing Bhd	233,800	244,356
#	PIE Industrial Bhd	66,900	41,539
*	PMB Technology Bhd	49,300	43,190
	Power Root Bhd	21,700	9,917
#	Ranhill Utilities Bhd	1,582,238	203,648
	RCE Capital Bhd	295,700	147,552
#	Sam Engineering & Equipment M Bhd	330,200	366,336
*	Sapura Energy Bhd	14,730,300	113,968
#	Sarawak Oil Palms Bhd	830,255	480,426
	Scientex Bhd	1,398,672	1,104,791
	SEG International Bhd	145,885	22,158
# *	Shangri-La Hotels Malaysia Bhd	117,700	73,343
#	Sime Darby Property Bhd	5,517,400	746,702
#	SKP Resources Bhd	2,082,124	438,674
	SP Setia Bhd Group	3,536,900	494,211
#	Sports Toto Bhd	2,068,650	670,259
*	Sumatec Resources Bhd	6,536,100	0
	Sunway Construction Group Bhd	346,636	138,449
	Suria Capital Holdings Bhd	269,560	79,008

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Syarikat Takaful Malaysia Keluarga Bhd	731,957	$565,143
#	Ta Ann Holdings Bhd	448,389	370,209
	Taliworks Corp. Bhd	476,616	84,553
	Tan Chong Motor Holdings Bhd	211,500	51,597
	TASCO Bhd	191,900	34,073
#	Thong Guan Industries Bhd	530,900	242,552
	TMC Life Sciences Bhd	948,400	132,521
*	Tropicana Corp. Bhd	2,567,690	677,106
#	TSH Resources Bhd	1,381,600	318,727
#	Uchi Technologies Bhd	887,200	676,803
#	UEM Edgenta Bhd	538,000	116,294
#	UEM Sunrise Bhd	1,073,500	114,345
#	UMW Holdings Bhd	1,039,100	952,236
#	Unisem M Bhd	646,100	450,256
	United Malacca Bhd	442,250	519,726
	UOA Development Bhd	4,624,199	1,918,156
#	UWC Bhd	581,800	433,829
# *	Velesto Energy Bhd	10,705,808	547,138
	VS Industry Bhd	4,665,000	926,264
#	WCT Holdings Bhd	2,091,593	208,735
#	Wellcall Holdings Bhd	1,137,400	300,165
# *	YNH Property Bhd	2,935,116	3,305,804
TOTAL MALAYSIA			60,752,080
MEXICO — (3.1%)
# *	ALEATICA SAB de CV	228,600	467,848
	Alfa SAB de CV, Class A	858,225	528,414
#	Alpek SAB de CV	1,086,113	1,120,165
*	Alsea SAB de CV	1,253,320	4,362,107
# *	Axtel SAB de CV	6,155,647	257,328
Ω	Banco del Bajio SA	2,520,069	7,643,733
	Bolsa Mexicana de Valores SAB de CV	1,213,492	2,572,646
	Consorcio ARA SAB de CV	5,460,274	1,340,205
*	Controladora AXTEL SAB DE CV	858,225	9,892
*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	1,965,760	2,363,138
#	Corp Actinver SAB de CV	198,770	166,186
	Corp Interamericana de Entretenimiento SAB de CV, Class B	960,372	807,240
	Corp. Inmobiliaria Vesta SAB de CV	1,611,339	5,842,006
	Corp. Moctezuma SAB de CV	838,557	3,212,006
	Corporativo Fragua SAB de CV	3	83
*	Corpovael SA de CV	73,341	12,921
	Cydsa SAB de CV	10,875	12,015
# *	Empresas ICA SAB de CV	3,768,186	0
*	Financiera Independencia SAB de CV SOFOM ENR	3,187	1,475
	GCC SAB de CV	538,452	5,211,521
	Genomma Lab Internacional SAB de CV, Class B	1,726,394	1,547,517
	Gentera SAB de CV	2,901,196	3,773,547
	Gruma SAB de CV, Class B	40,411	721,823
	Grupo Aeroportuario del Centro Norte SAB de CV	579,894	6,536,924
	Grupo Comercial Chedraui SA de CV	1,708,398	10,007,570
	Grupo Herdez SAB de CV	1,428,625	4,200,132
	Grupo Hotelero Santa Fe SAB de CV	618,935	151,915
	Grupo Industrial Saltillo SAB de CV	1,080,258	1,967,624
	Grupo KUO SAB de CV, Class B	714,554	1,556,273
*	Grupo Pochteca SAB de CV	336,841	160,525
*	Grupo Posadas SAB de CV	142,611	217,174
	Grupo Rotoplas SAB de CV	776,001	1,238,265
*	Grupo Simec SAB de CV, Class B	945,472	11,295,412
	Grupo Televisa SAB	245,514	260,103

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MEXICO — (Continued)
# * Ω	Grupo Traxion SAB de CV	356,102	$763,243
*	Hoteles City Express SAB de CV	1,103,656	450,822
*	Industrias CH SAB de CV, Class B	1,697,905	20,189,302
#	La Comer SAB de CV	2,986,626	7,453,634
	Megacable Holdings SAB de CV	2,018,395	5,118,008
*	Minera Frisco SAB de CV, Class A1	5,327,018	852,577
* Ω	Nemak SAB de CV	2,997,040	715,925
	Operadora de Sites Mexicanos SA de CV, Class A	587,763	596,012
	Orbia Advance Corp. SAB de CV	392,553	891,537
*	Organizacion Cultiba SAB de CV	1,103,096	731,225
*	Organizacion Soriana SAB de CV, Class B	358,274	589,029
	Promotora y Operadora de Infraestructura SAB de CV	533,403	5,548,411
	Promotora y Operadora de Infraestructura SAB de CV, Class L	7,839	51,624
	Qualitas Controladora SAB de CV	385,841	2,843,864
	Regional SAB de CV	505,137	3,916,509
* ††	San Luis Rassini	3,300	0
* ††	Sanluis Corp. SA	4,642	0
* ††	Sanluis Corp. SA	4,642	0
*	Vista Energy SAB de CV, ADR	2,874	75,011
	Vitro SAB de CV, Class A	704,098	763,806
TOTAL MEXICO			131,116,272
PHILIPPINES — (1.0%)
*	8990 Holdings, Inc.	3,640,300	613,399
	A Soriano Corp.	2,931,411	588,043
††	ACR Mining Corp.	48,205	2,946
	Alliance Global Group, Inc.	6,901,100	1,563,307
	Alsons Consolidated Resources, Inc.	2,780,000	37,986
	Apex Mining Co., Inc.	5,852,000	312,831
*	AyalaLand Logistics Holdings Corp.	3,589,100	198,714
	Belle Corp.	12,306,400	282,484
*	Bloomberry Resorts Corp.	8,846,300	1,910,231
*	Cebu Air, Inc.	536,020	366,143
* ††	Cebu Holdings, Inc.	3,180,400	66,590
* Ω	CEMEX Holdings Philippines, Inc.	1,167,799	22,331
	Century Pacific Food, Inc.	2,790,500	1,322,446
	China Banking Corp.	6,526,914	3,684,846
	COL Financial Group, Inc.	922,000	50,389
*	Converge Information & Communications Technology Solutions, Inc.	3,526,400	648,871
	Cosco Capital, Inc.	9,353,200	909,516
	D&L Industries, Inc.	6,538,700	860,696
*	DITO CME Holdings Corp.	1,354,100	57,460
	DMCI Holdings, Inc.	5,114,700	894,653
	DoubleDragon Corp.	1,383,390	189,862
	East West Banking Corp.	1,853,800	237,934
	Filinvest Development Corp.	3,334,422	312,469
	Filinvest Land, Inc.	53,722,577	674,939
	First Gen Corp.	235,300	86,999
	First Philippine Holdings Corp.	1,679,810	1,911,663
	Global Ferronickel Holdings, Inc.	4,072,911	181,054
*	Global-Estate Resorts, Inc.	2,410,000	37,064
	GT Capital Holdings, Inc.	159,710	1,585,564
*	Holcim Philippines, Inc.	2,182,300	153,764
*	Integrated Micro-Electronics, Inc.	2,531,414	215,292
	LT Group, Inc.	3,026,800	529,256
	MacroAsia Corp.	751,032	59,461
	Manila Water Co., Inc.	7,255,700	2,523,806
	Max's Group, Inc.	799,200	69,122
	Megaworld Corp.	11,387,000	425,268

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Metro Pacific Investments Corp.	18,756,000	$1,663,203
	Nickel Asia Corp.	10,067,100	1,164,981
	Petron Corp.	8,339,800	561,802
††	Philcomsat Holdings Corp.	316,021	435,324
	Philex Mining Corp.	4,031,300	216,887
*	Philippine National Bank	1,515,026	509,925
* ††	Philippine National Construction Corp.	173,000	2,895
	Philippine Savings Bank	474,907	490,126
*	Philippine Seven Corp.	10,510	16,363
	Philippine Stock Exchange, Inc.	67,302	202,242
* ††	Philtown Properties, Inc.	111,562	0
*	Phoenix Petroleum Philippines, Inc.	929,580	132,011
	Premium Leisure Corp.	14,158,000	146,933
	Puregold Price Club, Inc.	1,889,290	997,835
*	PXP Energy Corp.	2,176,800	175,683
	RFM Corp.	7,485,068	435,002
	Rizal Commercial Banking Corp.	2,651,952	1,207,852
	Robinsons Land Corp.	7,790,551	2,129,114
	Robinsons Retail Holdings, Inc.	962,280	955,986
	Security Bank Corp.	720,150	1,089,034
	Semirara Mining & Power Corp.	628,000	329,982
	Shakey's Pizza Asia Ventures, Inc.	274,900	47,464
	Shell Pilipinas Corp.	1,128,990	295,623
	Synergy Grid & Development Phils, Inc.	365,700	59,943
*	Top Frontier Investment Holdings, Inc.	2,580	4,981
	Union Bank of the Philippines	1,923,369	2,662,065
	Vista Land & Lifescapes, Inc.	27,172,200	776,909
	Vistamalls, Inc.	589,600	25,440
	Wilcon Depot, Inc.	2,969,100	1,235,655
TOTAL PHILIPPINES			41,558,659
POLAND — (1.3%)
*	11 bit studios SA	5,455	951,799
	AB SA	2,202	31,779
*	Agora SA	97,895	203,606
*	Alior Bank SA	206,912	2,997,171
	Amica SA	13,582	280,795
*	AmRest Holdings SE	95,295	664,381
	Apator SA	51,593	218,077
	Arctic Paper SA	20,701	92,359
	ASBISc Enterprises PLC	66,663	530,058
	Asseco Poland SA	54,124	1,078,284
	Auto Partner SA	18,246	101,381
	Bank Handlowy w Warszawie SA	11,151	250,363
*	Bank Millennium SA	917,813	1,500,631
*	Bank Ochrony Srodowiska SA	63,177	151,252
*	Benefit Systems SA	2,341	1,017,392
# *	Bioton SA	111,045	103,850
	Boryszew SA	143,028	234,139
	Budimex SA	44,572	4,581,228
*	CCC SA	84,255	1,092,978
	Celon Pharma SA	21,330	89,064
*	CI Games SA	330,588	527,511
	Cognor Holding SA	238,676	465,827
	ComArch SA	10,856	406,040
	Develia SA	1,491,512	1,821,764
	Dom Development SA	15,305	565,967
	Echo Investment SA	22,550	24,605
*	Enea SA	691,490	1,519,849

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Eurocash SA	204,118	$882,297
	Fabryki Mebli Forte SA	56,059	357,011
	Globe Trade Centre SA	449,774	687,283
*	Grenevia SA	717,909	656,493
*	Grupa Azoty SA	117,994	793,683
	Grupa Kety SA	53,775	9,302,112
	Inter Cars SA	33,276	5,317,384
*	Jastrzebska Spolka Weglowa SA	79,824	815,512
*	KRUK SA	64,574	7,049,512
	LiveChat Software SA	30,224	1,114,898
# *	Lubawa SA	30,768	21,343
	Lubelski Wegiel Bogdanka SA	28,306	276,218
	Mirbud SA	71,138	141,204
	Mo-BRUK SA	2,287	163,113
	Neuca SA	2,086	400,704
	NEWAG SA	522	2,400
*	PKP Cargo SA	67,694	284,844
	PlayWay SA	3,589	378,907
*	Polimex-Mostostal SA	110,872	129,684
	Stalexport Autostrady SA	350,306	238,014
	Synektik SA	2,261	37,626
*	Tauron Polska Energia SA	2,405,636	2,236,361
#	TEN Square Games SA	6,492	129,837
	Tim SA	15,749	196,181
	Torpol SA	23,490	105,326
	Votum SA	4,846	62,354
	VRG SA	873,743	779,576
	Warsaw Stock Exchange	48,147	456,847
*	Wawel SA	365	55,955
	Wirtualna Polska Holding SA	7,700	223,038
Ω	XTB SA	71,420	698,250
	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	672	6,430
# *	Zespol Elektrowni Patnow Adamow Konin SA	81,457	415,946
TOTAL POLAND			55,918,493
QATAR — (0.8%)
	Aamal Co.	5,648,983	1,368,269
	Al Khaleej Takaful Group QSC	546,460	425,681
	Al Meera Consumer Goods Co. QSC	280,610	1,103,080
	Alijarah Holding Co. QPSC	938,558	228,089
*	Baladna	2,177,795	910,248
	Barwa Real Estate Co.	4,515,794	3,485,560
	Doha Bank QPSC	5,046,379	2,397,954
	Doha Insurance Co. QSC	178,039	111,611
*	Estithmar Holding QPSC	3,254,754	1,951,379
	Gulf International Services QSC	2,627,664	1,495,047
	Gulf Warehousing Co.	712,176	672,773
*	Lesha Bank LLC	3,400,379	1,493,847
	Mannai Corp. QSC	515,860	809,129
*	Mazaya Real Estate Development QPSC	1,959,303	450,601
	Medicare Group	556,323	963,055
	Qatar Aluminum Manufacturing Co.	6,276,133	2,330,090
*	Qatar Insurance Co. SAQ	3,117,157	1,908,947
	Qatar International Islamic Bank QSC	291,121	830,082
	Qatar Islamic Insurance Group	13,547	32,209
	Qatar National Cement Co. QSC	609,912	665,940
	Qatar Navigation QSC	1,248,155	3,599,914
*	Salam International Investment Ltd. QSC	2,728,762	576,566
	United Development Co. QSC	5,242,132	1,756,523

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Vodafone Qatar QSC	5,249,972	$2,794,606
*	Widam Food Co.	230,663	155,965
	Zad Holding Co.	7,892	29,506
TOTAL QATAR			32,546,671
RUSSIA — (0.0%)
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	32,799	0
* ††	Mechel PJSC, Sponsored ADR	123,618	0
* ††	PhosAgro PJSC, GDR	120,928	0
* ††	PhosAgro PJSC	779	0
* ††	Ros Agro PLC, GDR	44,970	0
* ††	Rostelecom PJSC, Sponsored ADR	171,891	0
* ††	RusHydro PJSC, ADR	952,144	0
* ††	VTB Bank PJSC, GDR	27,705	0
SAUDI ARABIA — (4.4%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	522,760	322,286
	Abdullah Al Othaim Markets Co.	1,244,508	4,901,870
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	31,236	267,689
	Advanced Petrochemical Co.	351,734	4,269,772
*	Al Alamiya for Cooperative Insurance Co.	72,055	330,988
	Al Babtain Power & Telecommunication Co.	80,373	683,566
*	Al Gassim Investment Holding Co.	50,411	306,697
	Al Hammadi Holding	252,667	3,958,707
*	Al Hassan Ghazi Ibrahim Shaker Co.	93,542	633,836
	Al Jouf Agricultural Development Co.	52,327	731,405
*	Al Jouf Cement Co.	201,449	658,011
*	Al Khaleej Training & Education Co.	180,447	966,763
	Al Masane Al Kobra Mining Co.	39,485	851,377
	Al Moammar Information Systems Co.	65,812	2,966,216
*	Al Rajhi Co. for Co-operative Insurance	16,185	618,863
	Al Yamamah Steel Industries Co.	76,456	549,571
*	AlAbdullatif Industrial Investment Co.	131,619	635,496
	Alamar Foods	17,901	601,206
	Alandalus Property Co.	194,116	1,222,658
	Alaseel Co.	299,860	436,179
*	Al-Baha Development & Investment Co.	5,708,600	258,465
	Aldrees Petroleum & Transport Services Co.	127,998	4,075,955
*	Al-Etihad Cooperative Insurance Co.	94,568	435,053
*	Alinma Tokio Marine Co.	6,172	22,535
*	AlJazira Takaful Ta'awuni Co.	95,369	474,396
	AlKhorayef Water & Power Technologies Co.	22,364	950,171
*	Allianz Saudi Fransi Cooperative Insurance Co.	120,270	552,450
	Almunajem Foods Co.	28,677	535,963
	Alujain Corp.	82,243	1,014,413
*	Amana Cooperative Insurance Co.	47,955	152,621
	Amlak International Finance Co.	5,549	22,565
*	Arabia Insurance Cooperative Co.	94,706	340,967
	Arabian Cement Co.	185,419	1,932,354
	Arabian Centres Co. Ltd.	337,971	2,061,877
	Arabian Contracting Services Co.	38,368	2,023,231
	Arabian Pipes Co.	13,538	217,806
	Arriyadh Development Co.	331,106	1,768,777
	Astra Industrial Group	150,962	3,577,762
	Ataa Educational Co.	9,065	182,334
	Baazeem Trading Co.	2,364	42,728
	Bank Al-Jazira	1,286,253	6,299,907
	Basic Chemical Industries Ltd.	42,491	406,986
*	Batic Investments & Logistic Co.	300,690	182,640

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Bawan Co.	95,676	$919,688
	BinDawood Holding Co.	481,490	880,021
*	Buruj Cooperative Insurance Co.	52,247	268,060
*	Chubb Arabia Cooperative Insurance Co.	44,551	249,078
	City Cement Co.	270,893	1,645,817
	Co. for Cooperative Insurance	200,927	7,647,425
	Dallah Healthcare Co.	127,519	5,995,678
*	Dar Al Arkan Real Estate Development Co.	1,733,568	7,822,674
*	Dur Hospitality Co.	195,380	1,454,011
	Eastern Province Cement Co.	116,026	1,399,131
*	Electrical Industries Co.	88,623	853,459
*	Emaar Economic City	1,285,816	3,085,657
*	Fawaz Abdulaziz Al Hokair & Co., Class C	130,586	538,351
	Fitaihi Holding Group	58,130	577,338
*	Gulf General Cooperative Insurance Co.	72,546	163,511
	Gulf Insurance Group	78,949	672,433
*	Gulf Union Cooperative Insurance Co.	21,499	64,844
	Hail Cement Co.	198,272	667,813
*	Halwani Brothers Co.	75,380	1,311,661
	Herfy Food Services Co.	67,026	663,794
*	Jazan Energy & Development Co.	97,806	383,321
	L'Azurde Co. for Jewelry	83,263	319,878
	Leejam Sports Co. JSC	78,537	3,089,855
	Maharah Human Resources Co.	91,202	1,552,602
*	Malath Cooperative Insurance Co.	101,449	649,816
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	178,291	636,707
*	Methanol Chemicals Co.	131,270	856,977
*	Middle East Healthcare Co.	86,333	1,484,602
	Middle East Paper Co.	122,352	1,166,326
*	Middle East Specialized Cables Co.	45,666	191,166
*	Mobile Telecommunications Co. Saudi Arabia	1,467,319	5,249,142
	Najran Cement Co.	338,041	1,193,193
*	Nama Chemicals Co.	39,377	348,706
*	National Agriculture Development Co.	185,327	2,467,861
	National Co. for Glass Industries	63,808	646,409
	National Co. for Learning & Education	40,617	1,113,688
	National Gas & Industrialization Co.	101,673	1,814,884
*	National Gypsum	62,155	419,269
*	National Industrialization Co., Class C	1,145,120	4,307,885
	National Medical Care Co.	83,989	3,041,042
*	National Metal Manufacturing & Casting Co.	16,636	90,012
	Nayifat Finance Co.	66,601	285,012
	Northern Region Cement Co.	368,032	1,117,974
	Qassim Cement Co.	90,558	1,664,965
*	Rabigh Refining & Petrochemical Co.	69,877	193,816
*	Raydan Food Co.	24,476	169,139
	Saudi Airlines Catering Co.	151,169	4,996,633
*	Saudi Arabian Amiantit Co.	6,257	75,872
*	Saudi Arabian Cooperative Insurance Co.	52,874	172,744
	Saudi Automotive Services Co.	111,086	1,757,187
	Saudi Cement Co.	270,257	4,135,768
	Saudi Ceramic Co.	154,509	1,251,576
	Saudi Chemical Co. Holding	1,617,370	2,004,880
*	Saudi Co. For Hardware CJSC	37,187	337,214
*	Saudi Ground Services Co.	328,694	2,769,794
*	Saudi Industrial Development Co.	23,922	78,315
	Saudi Industrial Investment Group	9,992	66,571
	Saudi Industrial Services Co.	145,826	1,083,583
	Saudi Investment Bank	3,536	16,870

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Marketing Co.	85,805	$600,379
*	Saudi Paper Manufacturing Co.	65,818	570,647
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	160,841	1,698,251
*	Saudi Printing & Packaging Co., Class C	81,990	402,494
*	Saudi Public Transport Co.	248,132	1,173,763
*	Saudi Real Estate Co.	611,764	2,191,569
*	Saudi Reinsurance Co.	192,614	921,219
*	Saudi Research & Media Group	68,607	3,424,198
*	Saudi Steel Pipe Co.	42,075	292,386
*	Saudi Vitrified Clay Pipe Co. Ltd.	16,382	204,981
	Saudia Dairy & Foodstuff Co.	49,883	4,716,387
	Savola Group	51,934	585,390
*	Seera Group Holding	565,462	4,338,821
	SHL Finance Co.	17,029	85,694
*	Sinad Holding Co.	240,983	812,934
	Southern Province Cement Co.	174,170	2,292,471
*	Tabuk Agriculture	40,468	196,500
*	Tabuk Cement Co.	183,346	771,175
*	Takween Advanced Industries Co.	64,085	292,508
	Tanmiah Food Co.	12,034	384,736
	Theeb Rent A Car Co.	43,254	979,215
*	Umm Al-Qura Cement Co.	104,627	510,176
*	United Co-operative Assurance Co.	58,749	158,178
	United Electronics Co.	143,822	3,124,633
	United International Transportation Co.	124,963	2,302,792
	United Wire Factories Co.	63,308	440,705
*	Walaa Cooperative Insurance Co.	147,184	728,074
*	Wataniya Insurance Co.	49,099	253,663
	Yamama Cement Co.	382,705	3,667,330
	Yanbu Cement Co.	281,306	2,998,427
	Zahrat Al Waha For Trading Co., Class C	41,562	412,859
*	Zamil Industrial Investment Co.	123,209	793,665
TOTAL SAUDI ARABIA			185,853,030
SINGAPORE — (0.0%)
*	Tech-Pro, Inc.	43,862,000	0
SOUTH AFRICA — (2.8%)
	Adcock Ingram Holdings Ltd.	165,962	513,492
	Advtech Ltd.	2,578,964	2,681,279
	AECI Ltd.	384,600	2,029,173
	African Rainbow Minerals Ltd.	299,318	3,378,450
	Afrimat Ltd.	208,995	673,345
	Alexander Forbes Group Holdings Ltd.	1,965,025	571,984
	Altron Ltd., Class A	906,065	381,227
	Astral Foods Ltd.	128,103	1,168,821
*	Aveng Ltd.	10,798	4,838
	AVI Ltd.	1,058,428	4,216,277
	Barloworld Ltd.	764,569	3,584,543
*	Blue Label Telecoms Ltd.	1,286,722	240,298
*	Brait PLC	3,379,109	567,175
	Cashbuild Ltd.	68,660	621,858
	Caxton & CTP Publishers & Printers Ltd.	343,385	190,415
	City Lodge Hotels Ltd.	1,140,741	311,113
	Coronation Fund Managers Ltd.	698,432	1,283,933
	Curro Holdings Ltd.	467,942	225,793
#	DataTec Ltd.	2,063,188	4,064,700
Ω	Dis-Chem Pharmacies Ltd.	1,048,985	1,509,021
	DRDGOLD Ltd.	1,386,609	1,524,105

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Famous Brands Ltd.	277,639	$921,588
	Foschini Group Ltd.	854,882	5,180,246
	Grindrod Ltd.	1,929,638	1,030,120
	Harmony Gold Mining Co. Ltd., Sponsored ADR	1,680,691	7,210,164
	Hudaco Industries Ltd.	116,059	1,051,989
	Impala Platinum Holdings Ltd.	161,875	1,169,238
	Italtile Ltd.	928,768	645,497
	JSE Ltd.	257,537	1,320,216
	KAP Ltd.	7,532,556	1,134,934
*	Lesaka Technologies, Inc.	776	2,868
	Lewis Group Ltd.	571,918	1,233,166
	Life Healthcare Group Holdings Ltd.	4,141,179	4,838,045
	Merafe Resources Ltd.	3,205,125	227,336
*	Metair Investments Ltd.	744,906	798,414
#	MiX Telematics Ltd.	37,895	9,747
	MiX Telematics Ltd., Sponsored ADR	27,358	186,034
	Momentum Metropolitan Holdings	3,489,911	3,697,900
	Motus Holdings Ltd.	490,025	2,891,995
	Mpact Ltd.	930,220	1,381,254
	Mr Price Group Ltd.	694,625	6,115,694
	MultiChoice Group	399,203	1,973,691
	Netcare Ltd.	3,348,206	2,621,487
	Ninety One Ltd.	460,705	1,003,944
*	Northam Platinum Holdings Ltd.	76,106	643,827
	Oceana Group Ltd.	277,704	1,085,145
	Omnia Holdings Ltd.	818,695	2,699,309
	Pick n Pay Stores Ltd.	1,008,415	2,176,432
*	PPC Ltd.	3,523,515	522,290
	PSG Konsult Ltd.	1,530,266	1,229,671
	Raubex Group Ltd.	925,131	1,347,574
	RCL Foods Ltd.	535,302	315,170
#	Reunert Ltd.	651,378	2,193,266
	RFG Holdings Ltd.	375,852	231,197
	Santam Ltd.	141,557	2,348,462
	Sappi Ltd.	1,655,922	3,566,489
*	Southern Sun Ltd.	92,144	22,641
	SPAR Group Ltd.	570,951	3,444,516
	Spur Corp. Ltd.	224,132	294,454
	Sun International Ltd.	802,125	1,588,217
	Super Group Ltd.	1,609,612	3,090,025
*	Telkom SA SOC Ltd.	925,354	1,523,541
	Thungela Resources Ltd.	233,385	1,748,999
#	Tiger Brands Ltd.	396,132	3,540,748
	Transaction Capital Ltd.	1,597,214	604,750
*	Trencor Ltd.	903,601	329,943
	Truworths International Ltd.	1,089,871	4,379,937
	Tsogo Sun Limited	1,666,483	1,168,009
*	Wilson Bayly Holmes-Ovcon Ltd.	234,063	1,418,466
*	Zeda Ltd.	717,201	442,397
TOTAL SOUTH AFRICA			118,342,882
SOUTH KOREA — (12.1%)
*	3S Korea Co. Ltd.	159,036	320,000
	ABco Electronics Co. Ltd.	34,238	448,837
# *	ABLBio, Inc.	50,043	751,590
*	Able C&C Co. Ltd.	1,711	7,995
# *	Abpro Bio Co. Ltd.	630,240	199,785
# *	Ace Technologies Corp.	45,517	97,944
	Action Square Co. Ltd.	6,475	10,959

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	ADTechnology Co. Ltd.	30,556	$610,613
#	Advanced Nano Products Co. Ltd.	26,011	3,357,601
	Advanced Process Systems Corp.	39,050	617,243
	Aekyung Chemical Co. Ltd.	21,094	327,879
	Aekyung Industrial Co. Ltd.	21,735	414,801
*	AeroSpace Technology of Korea, Inc.	38,483	52,588
#	AfreecaTV Co. Ltd.	24,510	1,404,305
*	Agabang&Company	62,474	149,912
#	Ahnlab, Inc.	20,292	1,000,191
	AJ Networks Co. Ltd.	57,598	192,817
*	Ajin Industrial Co. Ltd.	102,112	526,981
	AJINEXTEK Co. Ltd.	4,451	31,787
*	AJU Steel Co., Ltd.	3,013	20,184
	AK Holdings, Inc.	13,911	215,513
*	ALUKO Co. Ltd.	176,811	556,211
# *	Amicogen, Inc.	43,430	612,271
*	Aminologics Co. Ltd.	224,338	255,545
*	Amo Greentech Co. Ltd.	18,319	222,969
*	Amotech Co. Ltd.	39,112	301,612
*	Anam Electronics Co. Ltd.	194,257	306,374
# *	Ananti, Inc.	214,767	1,131,518
*	Anterogen Co. Ltd.	17,628	199,319
*	Apact Co. Ltd.	25,872	72,649
*	APRO Co. Ltd.	20,833	307,406
*	Aprogen Biologics	813,427	234,904
*	Aprogen, Inc.	268,248	314,902
*	APS, Inc.	44,932	300,718
*	APTC Co. Ltd.	35,545	483,458
* ††	Arion Technology, Inc.	51,658	0
*	Aroot Co. Ltd.	130,461	39,306
	Asia Cement Co. Ltd.	54,970	420,256
	ASIA Holdings Co. Ltd.	3,528	444,909
	Asia Pacific Satellite, Inc.	15,572	148,350
	Asia Paper Manufacturing Co. Ltd.	16,637	506,545
*	Asiana Airlines, Inc.	82,372	721,342
*	ASTORY Co. Ltd.	10,496	124,078
	Atec Co. Ltd.	2,976	21,570
*	A-Tech Solution Co. Ltd.	8,912	78,384
	Atinum Investment Co. Ltd.	122,830	211,019
	AUK Corp.	70,994	145,351
	Aurora World Corp.	10,228	57,728
	Autech Corp.	18,895	69,952
	Avaco Co. Ltd.	35,579	495,297
*	Avatec Co. Ltd.	7,666	86,021
	Baiksan Co. Ltd.	51,917	319,978
*	Barunson Entertainment & Arts Corp.	89,960	49,403
	Bcworld Pharm Co. Ltd.	7,410	37,599
*	Beno Tnr, Inc.	27,685	86,248
	BGF Co. Ltd.	115,190	325,055
	BGFecomaterials Co. Ltd.	76,189	320,518
#	BH Co. Ltd.	79,009	1,486,020
*	BHI Co. Ltd.	12,191	71,161
# *	Binex Co. Ltd.	103,329	813,106
	Binggrae Co. Ltd.	16,750	605,213
*	Biodyne Co. Ltd.	5,356	210,963
*	Bioneer Corp.	67,535	2,463,725
*	BioSmart Co. Ltd.	30,659	75,791
*	Biosolution Co., Ltd.	2,219	17,626
*	Biotoxtech Co. Ltd.	46,948	267,009

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	BIT Computer Co. Ltd.	49,951	$231,259
	Bixolon Co. Ltd.	34,684	157,920
# *	BNC Korea Co. Ltd.	151,788	420,513
	Boditech Med, Inc.	55,967	637,203
*	Bohae Brewery Co. Ltd.	91,220	37,424
#	BoKwang Industry Co. Ltd.	52,611	239,968
	Bolak Co. Ltd.	110,078	128,060
	Bookook Securities Co. Ltd.	13,526	232,363
#	Boryung	107,363	691,942
*	Bosung Power Technology Co. Ltd.	153,092	406,464
	Brand X Co. Ltd.	7,867	31,988
*	Bridge Biotherapeutics, Inc.	6,700	26,112
*	Bubang Co. Ltd.	14,428	25,102
*	Bucket Studio Co. Ltd.	55,178	49,912
*	Bukwang Pharmaceutical Co. Ltd.	166,111	869,876
*	Bumyang Construction Co. Ltd.	11,771	24,990
*	BusinessOn Communication Co. Ltd.	5,741	46,927
	BYC Co. Ltd.	1,007	330,413
	Byucksan Corp.	139,530	255,354
*	Caelum Co. Ltd.	7,444	18,625
*	Cafe24 Corp.	41,566	413,645
*	CammSys Corp.	222,856	259,919
*	Carelabs Co. Ltd.	6,600	27,449
	Cell Biotech Co. Ltd.	5,613	49,958
*	Chabiotech Co. Ltd.	127,163	1,253,106
	Chemtronics Co. Ltd.	39,956	763,383
*	Chemtros Co. Ltd.	49,470	309,679
	Cheryong Electric Co. Ltd.	38,769	637,206
*	ChinHung International, Inc.	225,900	209,714
	Chinyang Holdings Corp.	86,435	219,739
	Chips&Media, Inc.	18,591	578,615
*	Choa Pharmaceutical Co.	54,118	77,839
*	Choil Aluminum Co. Ltd.	202,637	541,410
*	Chokwang Leather Co. Ltd.	607	23,714
	Chokwang Paint Ltd.	807	4,005
	Chong Kun Dang Pharmaceutical Corp.	20,308	1,228,845
	Chongkundang Holdings Corp.	11,961	461,341
	Choong Ang Vaccine Laboratory	25,914	230,125
*	Chorokbaem Media Co. Ltd.	49,739	210,716
	Chosun Refractories Co. Ltd.	18,242	558,130
*	CJ CGV Co. Ltd.	31,813	232,168
*	CJ ENM Co. Ltd.	27,793	1,402,459
	CJ Freshway Corp.	22,181	434,218
	CJ Logistics Corp.	17,886	1,010,483
*	CJ Seafood Corp.	76,275	184,842
*	CKD Bio Corp.	12,748	218,185
	Classys, Inc.	41,875	1,006,231
	CLIO Cosmetics Co. Ltd.	7,463	106,886
*	CMG Pharmaceutical Co. Ltd.	359,093	649,696
*	CoAsia Corp.	40,382	304,595
*	Com2uS Holdings Corp.	13,934	356,250
	Com2uSCorp	27,434	1,173,061
*	Comtec Systems Co. Ltd.	55,335	34,522
# *	Connectwave Co. Ltd.	31,806	274,535
*	ContentreeJoongAng Corp.	20,576	263,568
*	Coreana Cosmetics Co. Ltd.	96,686	190,380
*	Corentec Co. Ltd.	16,166	155,144
*	COSMAX NBT, Inc.	22,850	96,252
# *	Cosmax, Inc.	27,708	2,228,781

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Cosmecca Korea Co. Ltd.	8,431	$186,992
#	Cowell Fashion Co. Ltd.	83,879	289,589
	Cowintech Co. Ltd.	11,660	344,857
	CR Holdings Co. Ltd.	43,306	484,953
# *	Creative & Innovative System	187,522	1,832,428
#	Creverse, Inc.	5,127	63,855
*	CrystalGenomics, Inc.	170,049	488,639
*	CS Bearing Co. Ltd.	44,176	433,108
*	CTC BIO, Inc.	74,245	537,891
*	CTR Mobility Co. Ltd.	1,556	17,245
*	Cube Entertainment, Inc.	7,840	128,210
	Cuckoo Holdings Co. Ltd.	29,805	354,913
#	Cuckoo Homesys Co. Ltd.	26,647	450,411
*	Curexo, Inc.	42,724	589,816
	Cymechs, Inc.	25,921	299,261
*	D&C Media Co. Ltd.	6,018	84,974
	D.I Corp.	83,231	511,265
	Dae Hwa Pharmaceutical Co. Ltd.	44,638	274,915
	Dae Hyun Co. Ltd.	40,813	66,965
*	Dae Won Chemical Co. Ltd.	57,894	110,395
	Dae Won Kang Up Co. Ltd.	151,346	917,470
*	Dae Young Packaging Co. Ltd.	35,798	34,125
* ††	Dae Yu Co. Ltd.	4,904	6,637
*	Daea TI Co. Ltd.	236,199	591,755
*	Daebo Magnetic Co. Ltd.	7,833	298,006
	Daebongls Co. Ltd.	12,807	141,562
*	Daechang Co. Ltd.	205,922	220,659
	Daechang Forging Co. Ltd.	13,230	80,151
	Daedong Corp.	53,430	452,003
	Daeduck Electronics Co. Ltd.	108,802	3,095,171
	Daehan Flour Mill Co. Ltd.	3,854	388,355
	Daehan New Pharm Co. Ltd.	35,154	238,556
	Daehan Steel Co. Ltd.	34,780	345,907
*	Dae-Il Corp.	61,916	282,844
#	Daejoo Electronic Materials Co. Ltd.	35,811	2,830,612
*	Daemyung Sonoseason Co. Ltd.	98,994	50,405
	Daeryuk Can Co. Ltd.	2,792	9,066
#	Daesang Corp.	81,947	1,093,087
	Daesang Holdings Co. Ltd.	46,079	245,963
	Daesung Energy Co. Ltd.	28,072	158,726
	Daesung Holdings Co. Ltd.	2,809	30,307
*	Daesung Industrial Co. Ltd.	79,712	246,816
*	Daesung Private Equity, Inc.	4,946	6,182
*	Daewon Cable Co. Ltd.	90,213	78,474
	Daewon Media Co. Ltd.	29,987	319,931
	Daewon Pharmaceutical Co. Ltd.	69,246	832,687
	Daewon San Up Co. Ltd.	42,862	199,841
*	Daewoo Electronic Components Co. Ltd.	47,442	59,406
# *	Daewoo Engineering & Construction Co. Ltd.	181,458	643,695
	Daewoong Co. Ltd.	62,362	635,671
	Daewoong Pharmaceutical Co. Ltd.	13,972	1,117,292
* ††	Dahaam E-Tec Co. Ltd.	2,100	43,124
	Daihan Pharmaceutical Co. Ltd.	19,365	406,576
	Daishin Securities Co. Ltd.	112,901	1,193,750
# *	Danal Co. Ltd.	191,988	555,687
	Daol Investment & Securities Co. Ltd.	132,568	353,643
	Daou Data Corp.	46,710	480,195
	Daou Technology, Inc.	91,181	1,258,536
*	Dasan Networks, Inc.	113,280	430,045

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
# *	Dawonsys Co. Ltd.	106,398	$1,171,896
*	Dayou Automotive Seat Technology Co. Ltd.	85,571	38,213
*	Dayou Plus Co. Ltd.	263,559	190,342
	DB Financial Investment Co. Ltd.	126,888	397,688
*	DB, Inc.	310,584	496,222
	DCM Corp.	18,701	176,913
*	Dentis Co. Ltd.	24,183	234,222
	Dentium Co. Ltd.	22,411	2,527,424
	Deutsch Motors, Inc.	93,981	368,295
*	Development Advance Solution Co. Ltd.	10,878	37,818
	Device ENG Co. Ltd.	2,633	30,826
*	Devsisters Co. Ltd.	16,157	477,168
*	Dexter Studios Co. Ltd.	49,256	349,242
	DGB Financial Group, Inc.	585,612	3,358,343
*	DGP Co. Ltd.	4,607	14,548
	DI Dong Il Corp.	51,383	904,567
	Digital Daesung Co. Ltd.	64,410	297,836
	Digital Imaging Technology Co. Ltd., Class C	8,559	78,728
*	DIO Corp.	39,434	1,003,255
	Display Tech Co. Ltd.	35,491	189,769
*	DK Tech Co. Ltd.	7,253	55,848
	DL Construction Co. Ltd.	26,871	258,580
	DL Holdings Co. Ltd.	40,311	1,240,871
* ††	DMOA Co. Ltd.	414,534	127,483
	DMS Co. Ltd.	70,475	302,641
	DN Automotive Corp.	2,066	149,568
	DNF Co. Ltd.	32,812	659,974
	Dohwa Engineering Co. Ltd.	51,755	339,201
	Dong Ah Tire & Rubber Co. Ltd.	29,839	265,025
	Dong-A Hwasung Co. Ltd.	14,590	96,059
	Dong-A Socio Holdings Co. Ltd.	12,383	800,987
	Dong-A ST Co. Ltd.	19,705	813,189
	Dong-Ah Geological Engineering Co. Ltd.	18,671	180,499
*	Dongbang Transport Logistics Co. Ltd.	94,680	148,322
	Dongbu Corp.	31,671	156,391
	Dongil Industries Co. Ltd.	4,037	179,260
#	Dongjin Semichem Co. Ltd.	54,642	1,817,044
	Dongkoo Bio & Pharma Co. Ltd.	21,999	90,798
#	DongKook Pharmaceutical Co. Ltd.	90,389	968,133
*	Dongkuk CM Co. Ltd.	73,618	581,599
	Dongkuk Holdings Co. Ltd.	38,947	458,567
	Dongkuk Industries Co. Ltd.	106,036	549,727
*	Dongkuk Steel Mill Co. Ltd.	122,148	1,238,104
*	Dongkuk Structures & Construction Co. Ltd.	120,350	332,162
	Dongsung Chemical Co. Ltd.	113,455	424,815
	Dongsung Finetec Co. Ltd.	66,416	769,762
# *	Dongwha Enterprise Co. Ltd.	17,954	573,857
	Dongwha Pharm Co. Ltd.	73,874	577,410
	Dongwon Development Co. Ltd.	136,892	357,895
	Dongwon F&B Co. Ltd.	23,875	491,346
	Dongwon Industries Co. Ltd.	1,014	31,414
	Dongwon Metal Co. Ltd.	48,361	109,976
#	Dongwon Systems Corp.	20,891	690,201
*	Dongwoon Anatech Co. Ltd.	8,176	200,662
	Dongyang E&P, Inc.	19,653	339,923
*	Dongyang Steel Pipe Co. Ltd.	356,190	260,594
#	Doosan Co. Ltd.	21,089	1,762,421
#	Doosan Tesna, Inc.	20,410	787,882
#	DoubleUGames Co. Ltd.	35,585	1,119,252

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Douzone Bizon Co. Ltd.	40,546	$872,224
*	Dream Security Co. Ltd.	60,951	149,888
	Dreamtech Co. Ltd.	48,331	513,472
# *	DRTECH Corp.	88,665	192,931
*	DSC Investment, Inc.	15,395	38,992
*	DSK Co. Ltd.	6,892	26,755
*	Duck Yang Industry Co. Ltd.	42,583	237,412
	Duckshin Housing Co. Ltd.	41,004	73,707
# *	Duk San Neolux Co. Ltd.	38,011	1,201,162
*	Duksan Hi-Metal Co. Ltd.	33,590	239,700
*	Duksan Techopia Co. Ltd.	15,891	200,960
	Duksung Co. Ltd.	2,357	8,173
	DY Corp.	62,461	293,360
	DY POWER Corp.	26,724	323,692
	DYPNF Co. Ltd.	1,192	22,686
*	E Investment&Development Co. Ltd.	74,253	81,090
*	E& Corp. Co. Ltd.	111,656	321,577
	E1 Corp.	13,023	562,113
	Easy Bio, Inc.	87,948	249,741
#	Easy Holdings Co. Ltd.	176,052	396,369
	eBEST Investment & Securities Co. Ltd.	17,181	53,559
	Echo Marketing, Inc.	47,640	381,317
*	Eco&Dream Co. Ltd.	22,631	652,626
*	ECOCAB Co. Ltd.	6,295	19,847
	Ecoplastic Corp.	34,163	164,575
#	Ecopro HN Co. Ltd.	33,131	2,363,982
	e-Credible Co. Ltd.	18,917	210,741
*	Eehwa Construction Co. Ltd.	5,115	16,743
*	EG Corp.	19,573	268,839
*	Ehwa Technologies Information Co. Ltd.	455,538	321,287
	Elentec Co. Ltd.	47,311	518,766
*	EMKOREA Co. Ltd.	131,185	269,533
#	EM-Tech Co. Ltd.	42,707	1,256,541
	Enertork Ltd.	3,691	20,644
#	ENF Technology Co. Ltd.	36,612	694,342
#	Eo Technics Co. Ltd.	31,038	3,898,758
	Estechpharma Co. Ltd.	22,231	113,862
*	ESTsoft Corp.	18,919	204,460
*	E-TRON Co. Ltd.	1,594,702	339,045
*	Eubiologics Co. Ltd.	70,475	387,230
#	Eugene Corp.	191,672	502,636
	Eugene Investment & Securities Co. Ltd.	243,208	842,652
#	Eugene Technology Co. Ltd.	48,507	1,395,427
	Eusu Holdings Co. Ltd.	56,304	248,315
*	Eutilex Co. Ltd.	41,022	117,447
*	EV Advanced Material Co. Ltd.	112,667	491,287
*	Ewon Comfortech Co. Ltd.	30,670	100,838
*	Exem Co. Ltd.	92,152	285,283
	Exicon Co. Ltd.	8,497	103,830
*	Eyegene, Inc.	17,997	49,118
	F&F Holdings Co. Ltd.	2,948	39,674
	FarmStory Co. Ltd.	168,511	262,535
	Fasoo Co. Ltd.	6,976	40,072
	FIBERPRO, Inc./Yuseong	24,603	84,832
*	Fine M-Tec Co. Ltd.	5,701	35,209
#	Fine Semitech Corp.	39,942	868,775
*	Fine Technix Co. Ltd.	1	2
*	Firstec Co. Ltd.	96,567	285,859
*	Flask Co. Ltd.	90,446	72,015

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Foosung Co. Ltd.	168,123	$1,787,082
*	FSN Co. Ltd.	8,007	18,990
	Fursys, Inc.	14,385	340,766
*	FutureChem Co. Ltd.	28,289	219,558
	Gabia, Inc.	43,120	408,349
*	GAEASOFT	18,352	116,123
	Galaxia Moneytree Co. Ltd.	52,273	209,584
*	GAMSUNG Corp. Co. Ltd.	157,002	503,092
	Gaon Cable Co. Ltd.	3,241	57,720
#	GC Cell Corp.	22,233	655,415
# *	GemVax & Kael Co. Ltd.	42,303	432,993
	Gemvaxlink Co. Ltd.	210,716	174,191
*	Genematrix, Inc.	7,170	19,939
*	GeneOne Life Science, Inc.	157,366	531,248
*	Genexine, Inc.	97,807	745,116
*	Genie Music Corp.	79,117	220,309
	Genohco, Inc.	2,814	37,810
*	Genome & Co.	9,840	106,132
*	Genomictree, Inc.	30,768	382,468
	Genoray Co. Ltd.	2,039	10,990
	Geumhwa PSC Co. Ltd.	6,842	161,367
*	Giantstep, Inc.	839	8,867
*	Gigalane Co. Ltd.	94,113	109,850
	Global Standard Technology Co. Ltd.	14,039	314,460
*	Global Tax Free Co. Ltd.	54,895	158,466
#	Golfzon Co. Ltd.	13,284	1,006,940
	Golfzon Newdin Holdings Co. Ltd.	81,625	281,643
# * ††	Good People Co. Ltd.	112,659	33,144
#	Gradiant Corp.	35,709	416,991
# *	Grand Korea Leisure Co. Ltd.	96,422	1,045,387
	Green Chemical Co. Ltd.	14,676	96,190
#	Green Cross Corp.	14,235	1,241,422
	Green Cross Holdings Corp.	80,040	860,569
*	Green Plus Co. Ltd.	4,181	31,726
	GS Engineering & Construction Corp.	173,940	1,995,471
*	GS Global Corp.	157,392	343,751
	Gwangju Shinsegae Co. Ltd.	11,432	291,447
	Hae In Corp.	4,540	19,438
	HAESUNG DS Co. Ltd.	39,467	2,384,347
	Haesung Industrial Co. Ltd.	10,762	72,878
	Haitai Confectionery & Foods Co. Ltd.	24,762	107,946
	Han Kuk Carbon Co. Ltd.	101,139	1,142,077
#	Hana Materials, Inc.	21,077	796,485
#	Hana Micron, Inc.	104,922	1,766,120
	Hana Pharm Co. Ltd.	859	9,325
	Hana Technology Co. Ltd.	10,406	970,527
# *	Hanall Biopharma Co. Ltd.	64,871	1,219,015
*	Hancom WITH, Inc.	4,708	12,475
# *	Hancom, Inc.	56,997	590,357
	Handok, Inc.	28,580	295,194
	Handsome Co. Ltd.	47,245	768,035
	Hanil Cement Co. Ltd.	39,603	379,385
*	Hanil Feed Co. Ltd.	39,488	178,109
	Hanil Holdings Co. Ltd.	47,288	420,196
	Hanil Hyundai Cement Co. Ltd.	8,926	119,809
	Hanjin Transportation Co. Ltd.	29,240	455,513
	Hankook Shell Oil Co. Ltd.	2,629	453,885
	Hanla IMS Co. Ltd.	23,956	125,989
	HanmiGlobal Co. Ltd.	23,691	493,111

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hannong Chemicals, Inc.	15,696	$218,792
#	Hansae Co. Ltd.	62,949	885,778
	Hansae Yes24 Holdings Co. Ltd.	45,615	158,043
	Hanshin Construction Co. Ltd.	2,880	17,629
	Hanshin Machinery Co.	87,136	332,884
	Hansol Holdings Co. Ltd.	108,944	249,660
*	Hansol HomeDeco Co. Ltd.	228,609	178,084
*	Hansol IONES Co. Ltd.	71,025	499,304
	Hansol Logistics Co. Ltd.	4,990	9,797
	Hansol Paper Co. Ltd.	57,642	478,530
	Hansol Technics Co. Ltd.	88,151	479,171
#	Hanssem Co. Ltd.	16,284	592,292
*	Hanwha Galleria Corp.	163,925	169,420
*	Hanwha General Insurance Co. Ltd.	208,845	619,646
*	Hanwha Investment & Securities Co. Ltd.	393,869	766,630
*	Hanyang Digitech Co. Ltd.	8,488	92,387
	Hanyang Eng Co. Ltd.	36,442	475,879
	Hanyang Securities Co. Ltd.	34,179	236,590
	Harim Co. Ltd.	162,622	355,225
	Harim Holdings Co. Ltd.	145,706	854,952
	HB SOLUTION Co. Ltd.	110,499	462,097
	HB Technology Co. Ltd.	147,253	293,352
	HD Hyundai Construction Equipment Co. Ltd.	42,605	2,731,710
	HD Hyundai Electric Co. Ltd.	48,457	2,824,394
	HD Hyundai Energy Solutions Co. Ltd.	15,456	417,873
	HDC Holdings Co. Ltd.	41,211	189,016
#	HDC Hyundai Development Co. Engineering & Construction, Class E	106,828	868,848
	HDC Hyundai Engineering Plastics Co. Ltd.	50,887	162,788
	HDCLabs Co. Ltd.	7,379	43,831
	Hecto Financial Co. Ltd.	7,655	99,214
	Hecto Innovation Co. Ltd.	34,635	358,483
	Heerim Architects & Planners	17,110	97,750
*	Helixmith Co. Ltd.	110,103	505,568
*	Heungkuk Fire & Marine Insurance Co. Ltd.	136,151	326,618
# *	HFR, Inc.	24,379	395,092
#	Hite Jinro Co. Ltd.	95,659	1,522,852
	Hitejinro Holdings Co. Ltd.	27,709	193,531
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	95,093	227,215
*	HJ Shipbuilding & Construction Co. Ltd.	83,787	269,013
*	HL D&I Halla Corp.	26,850	50,590
	HL Holdings Corp.	20,554	605,093
*	HLB Biostep Co. Ltd.	87,407	223,238
*	HLB Global Co. Ltd.	53,598	171,312
*	HLB Life Science Co. Ltd.	206,513	1,472,421
*	Hlb Pharma Ceutical Co. Ltd.	37,442	375,794
*	HLB Therapeutics Co. Ltd.	166,534	489,607
	Home Center Holdings Co. Ltd.	233,830	218,384
*	Homecast Co. Ltd.	106,291	409,297
	HS Industries Co. Ltd.	107,752	289,767
*	HSD Engine Co. Ltd.	128,636	1,203,773
*	Hugel, Inc.	16,777	1,419,416
# *	Humasis Co. Ltd.	143,067	264,307
*	Humax Co. Ltd.	65,528	180,974
	Humedix Co. Ltd.	21,560	607,705
# *	Huons Co. Ltd.	30,307	769,315
	Huons Global Co. Ltd.	23,647	371,163
*	Huvis Corp.	52,644	165,694
	Huvitz Co. Ltd.	34,081	621,471
	Hwa Shin Co. Ltd.	51,695	736,865

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hwail Pharm Co. Ltd.	143,528	$225,991
	Hwangkum Steel & Technology Co. Ltd.	33,205	217,706
#	Hwaseung Enterprise Co. Ltd.	57,409	384,879
	HwaSung Industrial Co. Ltd.	31,976	256,689
	Hy-Lok Corp.	25,144	543,740
*	Hyosung Chemical Corp.	1,547	108,897
#	Hyosung Corp.	26,240	1,240,155
*	Hyosung Heavy Industries Corp.	13,740	1,880,508
#	Hyosung TNC Corp.	4,954	1,318,227
	HyosungITX Co. Ltd.	8,382	81,213
*	Hyulim ROBOT Co. Ltd.	300,393	379,725
	Hyundai Bioland Co. Ltd.	41,405	336,041
	Hyundai BNG Steel Co. Ltd.	31,868	353,583
	Hyundai Corp.	30,105	626,074
	Hyundai Corp. Holdings, Inc.	13,703	122,633
#	Hyundai Department Store Co. Ltd.	46,479	2,020,123
	Hyundai Elevator Co. Ltd.	72,251	2,368,096
	HYUNDAI EVERDIGM Corp.	11,688	65,393
	Hyundai Ezwel Co. Ltd.	83,595	438,239
	Hyundai Futurenet Co. Ltd.	128,196	268,766
	Hyundai GF Holdings	88,226	221,397
	Hyundai Green Food	58,480	531,299
	Hyundai Home Shopping Network Corp.	21,147	704,407
*	Hyundai Livart Furniture Co. Ltd.	43,787	246,724
	Hyundai Motor Securities Co. Ltd.	61,760	398,373
	Hyundai Pharmaceutical Co. Ltd.	91,807	299,609
	Hyundai Wia Corp.	47,615	2,359,065
* ††	Hyupjin Co. Ltd.	97,584	86,022
	HyVision System, Inc.	41,577	681,772
	i3system, Inc.	16,948	475,705
*	iA, Inc.	952,479	404,219
	ICD Co. Ltd.	49,278	372,654
*	Icure Pharm, Inc.	20,914	40,289
	IDIS Holdings Co. Ltd.	1,320	12,427
*	Il Dong Pharmaceutical Co. Ltd.	38,915	499,899
	Iljin Electric Co. Ltd.	62,223	492,307
	Iljin Holdings Co. Ltd.	73,619	245,441
	Iljin Power Co. Ltd.	26,588	260,220
	Ilshin Spinning Co. Ltd.	39,262	299,469
*	Ilshin Stone Co. Ltd.	194,609	181,048
††	ilShinbiobase Co. Ltd.	63,063	75,893
	Ilsung Pharmaceuticals Co. Ltd.	20,685	392,438
	Ilyang Pharmaceutical Co. Ltd.	44,007	555,525
	iMarketKorea, Inc.	61,262	432,568
	InBody Co. Ltd.	39,563	870,921
	Incross Co. Ltd.	27,428	263,693
*	Infinitt Healthcare Co. Ltd.	34,801	150,214
	InfoBank Corp.	9,135	81,518
	Innocean Worldwide, Inc.	31,445	979,602
*	Innometry Co. Ltd.	2,999	38,311
	InnoWireless Co. Ltd.	19,517	343,484
#	Innox Advanced Materials Co. Ltd.	42,455	1,498,057
*	Innox Corp.	4,976	140,963
*	Inscobee, Inc.	245,028	234,745
# *	Insun ENT Co. Ltd.	107,394	713,600
*	Insung Information Co. Ltd.	52,589	132,121
	Intekplus Co. Ltd.	22,892	804,854
#	Intellian Technologies, Inc.	21,427	1,306,709
	Intelligent Digital Integrated Security Co. Ltd.	23,189	333,100

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Interflex Co. Ltd.	44,707	$381,257
	Interojo Co. Ltd.	31,618	855,379
#	INTOPS Co. Ltd.	38,974	920,538
# *	iNtRON Biotechnology, Inc.	83,532	382,181
	Inzi Controls Co. Ltd.	9,887	63,671
*	IS Dongseo Co. Ltd.	50,489	1,342,303
#	ISC Co. Ltd.	32,562	2,630,793
	i-SENS, Inc.	71,954	1,838,840
*	ISU Abxis Co. Ltd.	2,728	14,023
	ISU Chemical Co. Ltd.	48,460	881,042
	ISU Specialty Chemical	11,891	2,653,986
	IsuPetasys Co. Ltd.	117,749	3,554,160
*	ITEK, Inc.	34,022	277,781
*	ITM Semiconductor Co. Ltd.	6,803	117,399
	It's Hanbul Co. Ltd.	10,670	105,188
*	Iwin Plus Co. Ltd.	2,955	4,237
*	Jahwa Electronics Co. Ltd.	38,252	868,225
	JASTECH Ltd.	14,389	100,302
	JB Financial Group Co. Ltd.	318,081	2,134,234
	JC Chemical Co. Ltd.	26,097	167,526
	Jeil Pharmaceutical Co. Ltd.	9,855	136,161
*	Jeisys Medical, Inc.	127,366	1,117,178
*	Jeju Air Co. Ltd.	72,005	737,760
*	Jeju Semiconductor Corp.	101,410	360,329
*	Jin Air Co. Ltd.	51,440	599,073
	Jinsung T.E.C.	36,955	438,170
	JLS Co. Ltd.	42,073	234,778
	JNK Heaters Co. Ltd.	62,635	302,401
*	JNTC Co. Ltd.	14,352	107,251
*	JoyCity Corp.	77,215	203,056
	JS Corp.	4,523	47,224
*	JT Corp.	2,627	20,032
#	Jusung Engineering Co. Ltd.	117,736	2,568,330
	JVM Co. Ltd.	17,967	468,752
	JW Holdings Corp.	185,773	583,789
	JW Life Science Corp.	29,965	326,764
	JW Pharmaceutical Corp.	50,601	1,687,940
*	JW Shinyak Corp.	71,474	166,599
	K Car Co. Ltd.	13,069	127,161
	Kangnam Jevisco Co. Ltd.	14,797	254,500
*	Kangstem Biotech Co. Ltd.	87,134	193,556
	KAON Group Co. Ltd.	56,805	256,986
	KC Co. Ltd.	27,573	406,033
	KC Tech Co. Ltd.	37,495	691,703
	KCC Glass Corp.	30,162	1,022,654
	KCI Ltd.	12,612	75,551
	KCTC	25,319	79,543
	KEC Corp.	456,631	657,205
*	Kencoa Aerospace Co.	16,028	168,164
	KEPCO Plant Service & Engineering Co. Ltd.	65,626	1,740,582
*	KEYEAST Co. Ltd.	48,459	283,390
	KG Chemical Corp.	16,384	589,453
#	KG Dongbusteel	15,589	104,686
	KG Eco Technology Service Co. Ltd.	50,937	471,547
* ††	KG Mobility Co.	65,982	396,452
#	Kginicis Co. Ltd.	62,580	541,030
	KGMobilians Co. Ltd.	62,868	291,978
#	KH Vatec Co. Ltd.	49,710	732,047
*	Kib Plug Energy	478,720	390,128

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KidariStudio, Inc.	28,268	$129,243
	KINX, Inc.	11,074	575,068
	KISCO Corp.	66,300	318,899
	KISCO Holdings Co. Ltd.	31,963	439,928
	KISWIRE Ltd.	42,183	688,249
*	KMW Co. Ltd.	63,914	593,212
*	KNJ Co. Ltd.	10,562	188,151
*	KNW Co. Ltd.	8,624	75,103
	KoBioLabs, Inc.	8,559	62,440
#	Koentec Co. Ltd.	82,232	455,324
#	Koh Young Technology, Inc.	201,764	2,189,222
#	Kolmar BNH Co. Ltd.	37,255	500,162
#	Kolmar Korea Co. Ltd.	48,179	1,826,405
	Kolmar Korea Holdings Co. Ltd.	32,252	342,659
	Kolon Corp.	26,236	371,419
	Kolon Global Corp.	15,145	150,414
	Kolon Industries, Inc.	59,622	2,418,945
*	Kolon Mobility Group Corp.	50,223	148,323
	Kolon Plastic, Inc.	49,059	325,715
	Komelon Corp.	21,175	146,902
#	KoMiCo Ltd.	21,663	1,034,105
*	KONA I Co. Ltd.	23,792	290,995
	Korea Alcohol Industrial Co. Ltd.	47,508	477,794
	Korea Asset In Trust Co. Ltd.	200,350	459,786
	Korea Cast Iron Pipe Industries Co. Ltd.	31,881	171,943
*	Korea Circuit Co. Ltd.	39,627	568,604
*	Korea District Heating Corp.	6,894	136,833
	Korea Electric Terminal Co. Ltd.	21,069	955,888
	Korea Electronic Certification Authority, Inc.	55,043	189,608
	Korea Electronic Power Industrial Development Co. Ltd.	62,193	372,212
	Korea Export Packaging Industrial Co. Ltd.	56,210	126,835
# *	Korea Information & Communications Co. Ltd.	24,722	163,686
	Korea Information Certificate Authority, Inc.	2,267	8,398
*	Korea Line Corp.	557,056	819,818
	Korea Movenex Co. Ltd.	61,446	280,149
#	Korea Petrochemical Ind Co. Ltd.	11,970	1,258,913
	Korea Petroleum Industries Co.	8,448	65,138
	Korea Pharma Co. Ltd.	12,105	160,272
	Korea Real Estate Investment & Trust Co. Ltd.	493,546	484,166
	Korea United Pharm, Inc.	35,429	756,121
	Korean Reinsurance Co.	356,635	1,934,765
	Kortek Corp.	34,804	219,055
*	KOSES Co. Ltd.	13,686	136,555
*	KPS Corp.	5,748	45,370
	KPX Chemical Co. Ltd.	7,128	246,939
	KSIGN Co. Ltd.	187,378	216,360
	KSS LINE Ltd.	53,011	351,861
*	KT Alpha Co. Ltd.	53,905	243,463
	KT Skylife Co. Ltd.	72,835	347,515
#	KT Submarine Co. Ltd.	48,109	497,946
	KTCS Corp.	108,800	271,011
	Ktis Corp.	82,624	191,293
	Kukbo Design Co. Ltd.	11,235	134,042
	Kukdo Chemical Co. Ltd.	6,478	260,291
	Kukdong Oil & Chemicals Co. Ltd.	71,029	224,372
# *	Kuk-il Paper Manufacturing Co. Ltd.	190,710	119,694
*	Kukjeon Pharmaceutical Co. Ltd.	3,698	19,688
*	Kumho HT, Inc.	233,146	154,155
# *	Kumho Tire Co., Inc.	370,177	1,315,330

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KUMHOE&C Co. Ltd.	66,180	$285,108
	Kumkang Kind Co. Ltd.	57,371	281,282
	Kwang Dong Pharmaceutical Co. Ltd.	142,897	722,068
	Kwang Myung Electric Co. Ltd.	85,540	172,618
	KX Innovation Co. Ltd.	69,335	236,925
	Kyeong Nam Steel Co. Ltd.	5,707	13,659
	Kyeryong Construction Industrial Co. Ltd.	26,457	318,967
	Kyobo Securities Co. Ltd.	67,715	272,107
	Kyongbo Pharmaceutical Co. Ltd.	40,183	228,573
	Kyung Dong Navien Co. Ltd.	24,721	1,125,023
	Kyungbang Co. Ltd.	44,598	336,719
*	Kyungchang Industrial Co. Ltd.	12,062	29,604
	KyungDong City Gas Co. Ltd.	13,575	205,971
	KyungDong Invest Co. Ltd.	1,286	83,976
	Kyungdong Pharm Co. Ltd.	61,202	325,651
	Kyung-In Synthetic Corp.	128,216	420,861
#	L&C Bio Co. Ltd.	19,169	570,265
*	LabGenomics Co. Ltd.	80,286	561,500
# *	Lake Materials Co. Ltd.	115,339	1,827,429
	LaonPeople, Inc.	4,929	29,969
# *	LB Semicon, Inc.	110,433	714,203
	LEADCORP, Inc.	47,816	221,186
	Lee Ku Industrial Co. Ltd.	19,482	77,702
	LF Corp.	57,047	621,546
	LG HelloVision Co. Ltd.	116,618	365,233
	LIG Nex1 Co. Ltd.	22,364	1,345,670
	Lion Chemtech Co. Ltd.	22,150	84,216
	Lock & Lock Co. Ltd.	44,604	204,436
	LOT Vacuum Co. Ltd.	42,497	816,415
	Lotte Chilsung Beverage Co. Ltd.	10,599	1,017,575
*	Lotte Data Communication Co.	5,018	103,579
#	LOTTE Fine Chemical Co. Ltd.	50,620	2,573,455
	LOTTE Himart Co. Ltd.	34,338	268,169
*	Lotte Non-Life Insurance Co. Ltd.	155,474	198,734
	Lotte Rental Co. Ltd.	20,440	418,574
#	Lotte Wellfood Co. Ltd.	8,372	623,664
	LS Cable & System Asia Ltd.	35,473	225,615
	LS Electric Co. Ltd.	20,934	1,735,106
*	LVMC Holdings	360,684	783,820
	LX Hausys Ltd.	19,866	867,088
	LX Holdings Corp.	51,193	333,375
#	LX International Corp.	87,810	2,648,846
	LX Semicon Co. Ltd.	25,696	2,063,767
	M.I.Tech Co. Ltd.	25,763	211,200
# *	M2N Co. Ltd.	39,514	116,731
	Macrogen, Inc.	4,887	80,534
#	Maeil Dairies Co. Ltd.	4,652	148,890
	MAKUS, Inc.	1,297	13,290
	Mcnex Co. Ltd.	43,131	921,325
*	MDS Tech, Inc.	182,098	290,043
*	ME2ON Co. Ltd.	93,947	224,186
	Mediana Co. Ltd.	7,868	38,805
* ††	Medience Co. Ltd.	53,361	113,647
*	Medipost Co. Ltd.	45,154	317,196
#	Medy-Tox, Inc.	11,209	1,910,681
	Meerecompany, Inc.	19,336	735,069
	MegaStudy Co. Ltd.	33,559	270,801
#	MegaStudyEdu Co. Ltd.	26,459	1,019,791
	META BIOMED Co. Ltd.	32,591	107,333

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Mgame Corp.	55,424	$306,227
	Mi Chang Oil Industrial Co. Ltd.	2,743	141,847
*	MiCo Ltd.	109,143	1,036,157
*	Mirae Asset Life Insurance Co. Ltd.	204,451	594,702
*	Mirae Asset Venture Investment Co. Ltd.	41,761	161,102
	Mirae Corp.	3,615	85,077
	Miwon Chemicals Co. Ltd.	3,853	203,449
	Miwon Commercial Co. Ltd.	5,072	670,598
	Miwon Specialty Chemical Co. Ltd.	5,925	660,172
	MK Electron Co. Ltd.	55,102	663,918
#	MNTech Co. Ltd.	63,871	1,250,244
	Mobase Electronics Co. Ltd.	41,115	80,720
*	Mobile Appliance, Inc.	98,324	201,438
	Monalisa Co. Ltd.	27,891	58,548
	MonAmi Co. Ltd.	19,554	47,954
	Moorim P&P Co. Ltd.	78,482	211,025
	Moorim Paper Co. Ltd.	25,057	47,124
	Motonic Corp.	40,895	285,239
	Motrex Co. Ltd.	42,555	615,419
	Mr Blue Corp.	33,624	55,505
	MS Autotech Co. Ltd.	105,966	426,636
	Muhak Co. Ltd.	28,579	120,635
	Multicampus Co. Ltd.	8,514	212,188
*	M-venture Investment, Inc.	100,633	74,097
# *	Myoung Shin Industrial Co. Ltd.	73,885	1,180,364
*	MyungMoon Pharm Co. Ltd.	94,962	171,623
*	Naintech Co. Ltd.	47,151	139,199
	Namhae Chemical Corp.	80,815	504,984
*	Namsun Aluminum Co. Ltd.	308,560	585,328
*	Namu Tech Co. Ltd.	9,986	21,598
*	Namuga Co. Ltd.	36,468	429,298
	Namyang Dairy Products Co. Ltd.	1,136	380,781
*	NanoenTek, Inc.	81,092	280,200
	Nasmedia Co. Ltd.	16,000	238,737
*	Nature & Environment Co. Ltd.	303,582	294,786
#	Nature Holdings Co. Ltd.	17,308	278,969
*	NDFOS Co. Ltd.	624	1,416
	NeoPharm Co. Ltd.	16,399	304,968
*	Neowiz	43,589	1,181,103
*	Neowiz Holdings Corp.	16,632	320,297
*	Nepes Ark Corp.	10,637	235,922
# *	NEPES Corp.	63,301	1,114,179
*	Neptune Co.	27,699	155,013
	Nexen Corp.	108,320	350,443
	Nexen Tire Corp.	119,682	806,147
# *	Nexon Games Co. Ltd.	54,180	914,426
*	Next Entertainment World Co. Ltd.	68,320	402,562
#	NEXTIN, Inc.	16,802	1,129,249
*	NHN Corp.	48,739	960,171
#	NHN KCP Corp.	80,285	572,639
	NI Steel Co. Ltd.	19,302	99,939
*	NIBEC Co. Ltd.	10,944	116,608
	NICE Holdings Co. Ltd.	62,247	530,105
	Nice Information & Telecommunication, Inc.	17,453	317,362
	NICE Information Service Co. Ltd.	131,225	965,776
	NICE Total Cash Management Co. Ltd., Class C	39,306	185,316
	Nong Shim Holdings Co. Ltd.	7,345	384,561
	NOROO Paint & Coatings Co. Ltd.	37,026	229,580
	NOVAREX Co. Ltd.	17,413	110,985

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	NP, Inc.	17,424	$47,935
	NPC	63,582	318,606
*	Nuintek Co. Ltd.	13,629	21,394
*	NUVOTEC Co. Ltd.	153,125	107,291
	Oceanbridge Co. Ltd.	19,278	230,060
# *	OCI Co. Ltd.	14,967	1,599,267
*	Omnisystem Co. Ltd.	1,347	1,181
	ONEJOON Co. Ltd.	15,162	330,641
	Openbase, Inc.	68,350	138,588
*	Optipharm Co. Ltd.	1,575	8,290
	OptoElectronics Solutions Co. Ltd.	30,470	303,296
*	OPTRON-TEC, Inc.	25,711	46,842
*	Orbitech Co. Ltd.	86,689	275,610
*	Orientbio, Inc.	1	0
#	Orion Holdings Corp.	84,279	919,914
*	OSANGJAIEL Co. Ltd.	5,076	21,756
* ††	Osung Advanced Materials Co. Ltd.	223,449	248,950
#	Ottogi Corp.	2,972	830,657
	Paik Kwang Industrial Co. Ltd.	98,951	604,737
*	Pan Entertainment Co. Ltd.	24,382	80,864
*	PANAGENE, Inc.	36,911	138,954
	Pang Rim Co. Ltd.	89,464	164,238
# *	Paradise Co. Ltd.	139,659	1,573,749
	Park Systems Corp.	12,292	1,948,152
#	Partron Co. Ltd.	147,439	951,273
	Paseco Co. Ltd.	14,642	132,637
#	People & Technology, Inc.	29,274	1,805,025
	PHA Co. Ltd.	25,290	209,915
*	PharmAbcine	13,657	28,098
#	PharmaResearch Co. Ltd.	21,435	2,239,129
*	PharmGen Science, Inc.	58,483	271,422
*	Pharmicell Co. Ltd.	174,676	935,498
	Philoptics Co. Ltd.	29,288	250,705
* ††	Philosys Healthcare Co. Ltd.	94,841	24,256
#	PI Advanced Materials Co. Ltd.	53,171	1,282,011
	PIMS, Inc.	2,048	31,345
*	Polaris Office Corp.	12,471	47,186
#	Poongsan Corp.	62,942	1,851,856
	Poongsan Holdings Corp.	24,968	720,890
#	Posco M-Tech Co. Ltd.	72,480	2,083,362
	POSCO Steeleon Co. Ltd.	4,279	252,433
*	Power Logics Co. Ltd.	90,835	424,952
	Protec Co. Ltd.	14,082	610,933
#	PSK, Inc.	61,581	1,087,298
	Pulmuone Co. Ltd.	38,753	301,435
	Pungkuk Ethanol Co. Ltd.	22,635	240,485
	QSI Co. Ltd.	9,077	73,420
*	RaonSecure Co. Ltd.	115,448	219,883
*	Ray Co. Ltd/KR	19,296	598,435
	Rayence Co. Ltd.	3,986	32,433
*	Remed Co. Ltd.	4,418	63,757
	Reyon Pharmaceutical Co. Ltd.	27,505	340,451
#	RFHIC Corp.	60,722	873,713
*	RFTech Co. Ltd.	83,334	259,787
*	Robostar Co. Ltd.	25,367	590,335
*	Robotis Co. Ltd.	10,673	221,578
	Rorze Systems Corp.	12,806	62,335
	Rsupport Co. Ltd.	59,819	159,718
*	S Net Systems, Inc.	35,658	133,888

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	S&S Tech Corp.	46,108	$1,960,659
*	S.Y. Co. Ltd.	112,327	377,337
	Sajo Industries Co. Ltd.	9,398	292,495
	Sajodaerim Corp.	2,580	51,658
*	Sajodongaone Co. Ltd.	29,518	23,668
# *	Sam Chun Dang Pharm Co. Ltd.	45,034	2,253,287
	Sam Young Electronics Co. Ltd.	45,179	316,654
	Sam Yung Trading Co. Ltd.	77,884	770,562
	Sambo Corrugated Board Co. Ltd.	7,239	54,132
	Sambo Motors Co. Ltd.	15,328	76,774
*	Sambu Engineering & Construction Co. Ltd.	236,594	700,825
	Samchully Co. Ltd.	4,683	378,124
	Samho Development Co. Ltd.	64,421	175,551
	SAMHWA Paints Industrial Co. Ltd.	37,979	183,300
	Samick Musical Instruments Co. Ltd.	169,594	149,608
	Samick THK Co. Ltd.	31,605	301,534
# *	Samil Pharmaceutical Co. Ltd.	28,019	148,657
	Samji Electronics Co. Ltd.	37,339	222,006
*	Samjin LND Co. Ltd.	31,618	59,003
	Samjin Pharmaceutical Co. Ltd.	27,872	492,449
*	Samkee Corp.	67,094	134,356
	Sammok S-Form Co. Ltd.	19,532	241,568
#	SAMPYO Cement Co. Ltd.	125,588	331,279
*	Samsung Pharmaceutical Co. Ltd.	198,947	456,858
	Samsung Publishing Co. Ltd.	17,275	246,982
	SAMT Co. Ltd.	211,277	471,812
	Samwha Capacitor Co. Ltd.	28,488	874,888
	Samwha Electric Co. Ltd.	13,986	215,153
	Samyang Corp.	12,043	386,655
#	Samyang Foods Co. Ltd.	13,290	1,259,625
	Samyang Holdings Corp.	14,215	807,524
	Samyang Packaging Corp.	4,346	54,968
	Samyang Tongsang Co. Ltd.	5,256	207,903
*	Samyoung Co. Ltd.	42,755	153,420
#	Sang-A Frontec Co. Ltd.	33,799	694,267
*	Sangbo Corp.	112,085	148,552
#	Sangsangin Co. Ltd.	124,136	404,237
#	Sangsin Energy Display Precision Co. Ltd.	30,989	486,445
	Saramin Co. Ltd.	25,969	386,978
	Satrec Initiative Co. Ltd.	22,788	510,563
	SAVEZONE I&C Corp.	42,922	88,979
*	SBI Investment Korea Co. Ltd.	350,632	240,213
*	SBW	881,230	185,973
*	S-Connect Co. Ltd.	208,292	325,773
#	SD Biosensor, Inc.	91,191	926,599
*	SDN Co. Ltd.	224,182	287,426
	SeAH Besteel Holdings Corp.	48,230	1,063,880
	SeAH Holdings Corp.	3,283	280,393
	SeAH Steel Corp.	3,625	447,179
	SeAH Steel Holdings Corp.	6,212	1,000,031
	Sebang Co. Ltd.	34,831	318,261
	Sebang Global Battery Co. Ltd.	21,213	790,249
#	Seegene, Inc.	110,267	2,015,774
*	Segyung Hitech Co. Ltd.	3,227	43,080
	Sejin Heavy Industries Co. Ltd.	46,649	233,066
	Sejong Industrial Co. Ltd.	38,928	249,921
*	Sejong Telecom, Inc.	758,673	327,603
*	Sekonix Co. Ltd.	15,229	94,506
*	Selvas AI, Inc.	55,379	978,920

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SEMCNS Co. Ltd.	24,035	$112,974
	Sempio Foods Co.	9,478	209,648
#	Seobu T&D	103,940	650,473
	Seohan Co. Ltd.	290,737	228,262
	Seohee Construction Co. Ltd.	11,969	12,603
*	Seojin System Co. Ltd.	53,856	734,804
	Seoul Auction Co. Ltd.	39,304	367,303
	Seoul City Gas Co. Ltd.	1,679	86,596
*	Seoul Food Industrial Co. Ltd.	1,138,063	177,845
	Seoul Semiconductor Co. Ltd.	139,274	1,278,843
*	Seoul Viosys Co. Ltd.	4,885	18,386
	Seoulin Bioscience Co. Ltd.	25,428	206,519
*	Seowon Co. Ltd.	106,245	107,309
	Seoyon Co. Ltd.	56,279	373,719
	Seoyon E-Hwa Co. Ltd.	37,029	702,703
*	Sewon E&C Co. Ltd.	518,090	103,240
	Sewoon Medical Co. Ltd.	50,732	103,604
	SFA Engineering Corp.	66,414	1,918,174
# *	SFA Semicon Co. Ltd.	212,634	1,023,302
	S-Fuelcell Co. Ltd.	8,387	117,134
*	SG Corp.	230,002	87,175
	SGC e Tec E&C Co. Ltd.	7,556	128,892
	SGC Energy Co. Ltd.	18,188	354,734
	SH Energy & Chemical Co. Ltd.	339,049	178,139
	Shin Heung Energy & Electronics Co. Ltd.	8,995	357,540
*	Shin Poong Pharmaceutical Co. Ltd.	54,765	766,514
	Shindaeyang Paper Co. Ltd.	49,288	217,213
	Shinil Electronics Co. Ltd.	232,011	330,554
	Shinsegae Engineering & Construction Co. Ltd.	4,042	47,013
	Shinsegae Food Co. Ltd.	1,203	38,258
	Shinsegae Information & Communication Co. Ltd.	2,319	24,515
#	Shinsegae International, Inc.	43,626	563,401
	Shinsung Delta Tech Co. Ltd.	44,703	533,272
*	Shinsung E&G Co. Ltd.	556,749	1,271,542
# *	Shinsung Tongsang Co. Ltd.	122,206	173,886
*	Shinwha Intertek Corp.	55,450	104,475
	Shinwon Corp.	171,534	175,175
	Shinyoung Securities Co. Ltd.	17,134	749,863
*	Showbox Corp.	92,635	246,633
*	Signetics Corp.	165,282	184,295
	SIGONG TECH Co. Ltd.	35,400	127,932
	Silla Co. Ltd.	17,345	122,620
#	Simmtech Co. Ltd.	65,374	1,889,094
	Simmtech Holdings Co. Ltd.	33,842	82,550
	SIMPAC, Inc.	54,807	204,300
	Sindoh Co. Ltd.	13,784	356,841
	Sinil Pharm Co. Ltd.	4,046	23,231
	SK Chemicals Co. Ltd.	10,090	502,287
	SK D&D Co. Ltd.	31,281	505,774
	SK Discovery Co. Ltd.	41,959	1,180,337
	SK Gas Ltd.	7,969	761,995
#	SK Networks Co. Ltd.	459,732	2,161,121
*	SK oceanplant Co. Ltd.	79,243	1,415,220
	SK Rent A Car Co. Ltd.	5,401	45,253
	SK Securities Co. Ltd.	1,257,862	626,857
#	SL Corp.	57,779	1,703,574
*	SM Culture & Contents Co. Ltd.	194,308	364,193
*	SM Life Design Group Co. Ltd.	67,443	106,213
* ††	S-MAC Co. Ltd.	90,875	86,262

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SMCore, Inc.	53,702	$245,859
	SNT Dynamics Co. Ltd.	41,013	323,667
	SNT Holdings Co. Ltd.	27,174	337,356
#	SNT Motiv Co. Ltd.	32,114	1,216,383
*	SNU Precision Co. Ltd.	73,670	194,956
*	Solborn, Inc.	54,990	185,475
	Solid, Inc.	193,602	766,360
*	SOLUM Co. Ltd.	116,320	2,532,475
	Solus Advanced Materials Co. Ltd.	44,425	1,250,122
	Songwon Industrial Co. Ltd.	42,127	588,804
*	Sonid, Inc.	38,258	121,246
*	Sonokong Co. Ltd.	43,529	64,514
	Soosan Heavy Industries Co. Ltd.	59,096	118,298
	Soulbrain Co. Ltd.	8,535	1,825,969
#	Soulbrain Holdings Co. Ltd.	18,254	387,679
	SPC Samlip Co. Ltd.	7,743	401,067
	SPG Co. Ltd.	39,138	981,868
	Spigen Korea Co. Ltd.	12,816	338,877
	ST Pharm Co. Ltd.	33,661	1,995,288
	STIC Investments, Inc.	123,274	614,640
*	Straffic Co. Ltd.	44,383	166,629
# *	Studio Dragon Corp.	29,793	1,181,475
*	STX Heavy Industries Co. Ltd.	22,779	160,351
	Sugentech, Inc.	22,904	140,778
	Suheung Co. Ltd.	21,759	462,923
	Sukgyung AT Co. Ltd.	6,931	334,207
#	Sun Kwang Co. Ltd.	11,167	175,227
	Sung Kwang Bend Co. Ltd.	51,596	649,634
*	Sungchang Enterprise Holdings Ltd.	214,939	351,814
	Sungshin Cement Co. Ltd.	55,635	401,011
#	Sungwoo Hitech Co. Ltd.	185,738	1,826,081
	Sunjin Co. Ltd.	48,992	314,325
*	Sunny Electronics Corp.	114,566	201,819
*	Suprema, Inc.	18,844	320,569
	SV Investment Corp.	106,865	167,891
*	Synergy Innovation Co. Ltd.	110,139	176,897
*	Synopex, Inc.	232,879	559,546
	Systems Technology, Inc.	37,695	844,590
	T Scientific Co. Ltd.	85,896	243,174
	T&L Co. Ltd.	10,077	388,370
	Tae Kyung Industrial Co. Ltd.	44,125	247,745
#	Taekwang Industrial Co. Ltd.	998	467,318
	Taekyung BK Co. Ltd.	26,177	166,216
* ††	Taewoong Co. Ltd.	56,071	759,519
	Taeyoung Engineering & Construction Co. Ltd.	85,762	243,903
# *	Taihan Electric Wire Co. Ltd.	88,008	898,904
*	Taihan Fiberoptics Co. Ltd.	194,709	326,866
	Tailim Packaging Co. Ltd.	63,432	124,283
	TCC Steel	50,924	2,572,111
	TechWing, Inc.	97,261	656,516
*	Tego Science, Inc.	1,510	11,085
*	Telcon RF Pharmaceutical, Inc.	277,957	199,102
	Telechips, Inc.	26,432	440,246
#	TES Co. Ltd.	49,921	889,643
*	Theragen Etex Co. Ltd.	99,054	325,539
*	Thinkware Systems Corp.	25,266	247,951
# *	TK Chemical Corp.	47,613	86,144
	TK Corp.	47,666	789,538
	TKG Huchems Co. Ltd.	67,020	1,168,349

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	TLB Co. Ltd.	16,911	$336,633
#	Tokai Carbon Korea Co. Ltd.	19,332	1,504,061
*	Tongyang Life Insurance Co. Ltd.	148,228	410,851
	Tongyang, Inc.	484,706	364,523
*	Top Engineering Co. Ltd.	52,518	252,840
	Toptec Co. Ltd.	76,485	440,523
	Tovis Co. Ltd.	53,529	553,995
	TS Corp.	140,490	333,251
*	TS Nexgen Co. Ltd.	228,108	102,539
#	TSE Co. Ltd.	8,349	345,962
*	Tuksu Construction Co. Ltd.	31,513	191,079
	TY Holdings Co. Ltd.	93,485	512,770
	TYM Corp.	111,606	575,586
	UBCare Co. Ltd.	91,237	352,653
	Ubiquoss Holdings, Inc.	32,753	346,259
	Ubiquoss, Inc.	26,517	273,276
	Uju Electronics Co. Ltd.	24,200	284,637
	Uni-Chem Co. Ltd.	155,749	193,805
	Unick Corp.	49,441	209,435
*	Unid Btplus Co. Ltd.	22,877	166,840
	Unid Co. Ltd.	13,873	655,335
	Union Materials Corp.	40,849	123,928
	Union Semiconductor Equipment & Materials Co. Ltd.	81,568	628,182
	Uniquest Corp.	56,000	738,927
*	Unison Co. Ltd.	278,942	374,493
# *	UniTest, Inc.	56,615	618,890
	Unitrontech Co. Ltd.	6,003	19,777
*	UTI, Inc.	3,905	62,878
	V One Tech Co. Ltd.	8,582	82,614
	Value Added Technology Co. Ltd.	27,544	770,077
*	Very Good Tour Co. Ltd.	15,639	110,104
	Viatron Technologies, Inc.	37,173	288,206
*	VICTEK Co. Ltd.	81,711	268,080
* ††	Vidente Co. Ltd.	57,951	113,206
	Vieworks Co. Ltd.	29,404	744,516
*	Vina Tech Co. Ltd.	9,636	481,621
	Visang Education, Inc.	1	3
	Vitzro Tech Co. Ltd.	15,497	86,207
	Vitzrocell Co. Ltd.	48,568	762,704
*	Vivozon Pharmaceutical Co.Ltd	273,070	139,352
*	VT Co. Ltd.	42,957	289,954
*	Webcash Corp.	14,814	144,316
	Webzen, Inc.	56,800	654,401
*	Welcron Co. Ltd.	109,997	242,687
*	Wellbiotec Co. Ltd.	99,963	362,234
*	Wemade Max Co. Ltd.	14,544	106,234
	Whanin Pharmaceutical Co. Ltd.	46,587	498,800
*	WillBes & Co.	106,443	42,017
#	Winix, Inc.	34,410	267,333
	Wins Co. Ltd.	26,610	259,641
	WiSoL Co. Ltd.	74,628	384,231
*	WIZIT Co. Ltd.	244,335	140,594
*	WONIK CUBE Corp.	17,509	23,766
*	Wonik Holdings Co. Ltd.	140,182	382,752
#	WONIK IPS Co. Ltd.	74,336	2,202,458
#	Wonik Materials Co. Ltd.	23,021	519,698
	Wonik QnC Corp.	52,975	1,231,745
	Woojin Plaimm Co. Ltd.	3,881	11,905
	Woojin, Inc.	26,062	197,076

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Woongjin Co. Ltd.	33,471	$32,181
	Woongjin Thinkbig Co. Ltd.	59,877	111,815
*	Wooree Bio Co. Ltd.	27,223	44,650
	Woori Investment Bank Co. Ltd.	1,510,901	861,197
# *	Woori Technology Investment Co. Ltd.	101,045	280,381
*	Woori Technology, Inc.	530,147	563,126
* ††	Wooriro Co. Ltd.	16,683	16,900
	Woorison F&G Co. Ltd.	116,049	161,492
	Woory Industrial Co. Ltd.	20,788	352,615
*	Woosu AMS Co. Ltd.	106,413	243,883
*	WooSung Co. Ltd.	6,452	108,877
	Worldex Industry & Trading Co. Ltd., Class C	40,391	827,364
# *	Wysiwyg Studios Co. Ltd.	254,786	588,163
	Y G-1 Co. Ltd.	46,804	214,841
*	Y2 Solution Co. Ltd.	88,983	66,158
	Y-entec Co. Ltd.	25,880	212,517
*	Yest Co. Ltd.	47,646	727,835
	YG Entertainment, Inc.	38,975	2,328,910
*	YG PLUS	79,734	335,089
*	YIK Corp.	98,562	338,966
*	YJM Games Co. Ltd.	44,432	32,558
	YMC Co. Ltd.	54,027	298,969
*	YMT Co. Ltd.	20,730	193,722
	Yoosung Enterprise Co. Ltd.	53,923	123,756
	Youil Energy Tech Co. Ltd.	5,213	72,430
#	Youlchon Chemical Co. Ltd.	35,492	1,004,738
#	Young Poong Corp.	951	428,538
	Young Poong Paper Manufacturing Co. Ltd.	37,024	1,231,033
	Young Poong Precision Corp.	37,751	452,003
	Youngone Holdings Co. Ltd.	21,971	1,328,495
	YTN Co. Ltd.	67,542	402,794
	Yuanta Securities Korea Co. Ltd.	287,126	590,817
	YuHwa Securities Co. Ltd.	96,255	179,751
*	Yujin Robot Co. Ltd.	26,615	110,527
*	Yungjin Pharmaceutical Co. Ltd.	99,106	192,589
	Zeus Co. Ltd.	22,017	964,676
	Zinus, Inc.	33,159	650,174
TOTAL SOUTH KOREA			505,659,759
TAIWAN — (17.3%)
	104 Corp.	1,000	6,460
	91APP, Inc.	103,000	364,160
#	ABC Taiwan Electronics Corp.	300,977	264,766
	Abico Avy Co. Ltd.	387,841	302,080
#	Ability Enterprise Co. Ltd.	833,293	522,842
# *	Ability Opto-Electronics Technology Co. Ltd.	262,776	1,224,265
#	Abnova Corp.	88,000	94,361
#	AcBel Polytech, Inc.	1,594,356	2,824,647
#	ACES Electronic Co. Ltd.	407,822	390,491
*	Acon Holding, Inc.	938,560	317,098
	Acter Group Corp. Ltd.	360,980	1,743,110
#	Action Electronics Co. Ltd.	687,000	393,863
	Actron Technology Corp.	75,000	437,464
#	ADATA Technology Co. Ltd.	857,879	2,240,238
	Addcn Technology Co. Ltd.	111,564	728,416
	Adlink Technology, Inc.	70,000	160,884
#	Advanced Ceramic X Corp.	163,000	1,057,508
#	Advanced International Multitech Co. Ltd.	395,000	988,243
	Advanced Optoelectronic Technology, Inc.	419,000	243,698

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Advanced Power Electronics Corp.	138,000	$415,369
# *	Advanced Wireless Semiconductor Co.	252,000	742,177
#	Advancetek Enterprise Co. Ltd.	1,030,519	1,181,457
	AEON Motor Co. Ltd.	33,359	39,247
	Aerospace Industrial Development Corp.	2,123,000	3,754,289
#	AGV Products Corp.	1,543,433	683,898
#	AIC, Inc.	8,000	107,872
*	Airmate Cayman International Co. Ltd.	19,719	11,508
	Alcor Micro Corp.	10,000	11,035
#	Alexander Marine Co. Ltd.	51,000	926,021
# *	ALI Corp.	646,775	391,252
#	All Ring Tech Co. Ltd.	138,000	624,653
	Allied Circuit Co. Ltd.	113,000	559,154
#	Allied Supreme Corp.	90,000	925,289
#	Allis Electric Co. Ltd.	672,385	1,332,503
#	Alltek Technology Corp.	554,423	704,647
#	Alltop Technology Co. Ltd.	105,774	537,726
	Alpha Networks, Inc.	1,082,158	1,515,531
#	Altek Corp.	898,945	1,022,307
#	Amazing Microelectronic Corp.	298,352	1,142,800
*	Ambassador Hotel	1,111,000	1,821,490
	AMICCOM Electronics Corp.	25,000	21,494
	AMPACS Corp.	46,000	82,172
#	Ampire Co. Ltd.	317,000	405,661
#	AMPOC Far-East Co. Ltd.	346,444	708,795
	AmTRAN Technology Co. Ltd.	2,459,486	1,076,971
*	Amulaire Thermal Technology, Inc.	32,000	42,071
#	Anderson Industrial Corp.	290,416	131,452
#	Anji Technology Co. Ltd.	67,318	97,907
#	Anpec Electronics Corp.	197,007	917,231
#	Apac Opto Electronics, Inc.	147,000	274,917
#	Apacer Technology, Inc.	345,325	604,878
	APAQ Technology Co. Ltd.	484	971
	APCB, Inc.	485,000	271,250
#	Apex Biotechnology Corp.	338,483	283,371
#	Apex International Co. Ltd.	485,470	959,649
#	Apex Science & Engineering	623,132	256,053
	Arcadyan Technology Corp.	473,055	2,186,961
#	Ardentec Corp.	1,376,274	2,706,805
#	Argosy Research, Inc.	185,396	804,072
	Asia Electronic Material Co. Ltd.	331,000	183,505
	Asia Optical Co., Inc.	851,000	1,736,849
*	Asia Pacific Telecom Co. Ltd.	6,978,999	1,434,074
*	Asia Plastic Recycling Holding Ltd.	405,182	103,256
	Asia Polymer Corp.	1,420,996	1,173,176
#	Asia Tech Image, Inc.	198,000	424,408
	Asia Vital Components Co. Ltd.	491,549	5,051,447
#	ASIX Electronics Corp.	105,000	386,981
#	ASolid Technology Co. Ltd.	58,000	174,567
	ASROCK, Inc.	126,000	1,018,645
	ATE Energy International Co. Ltd.	10,274	10,564
#	Aten International Co. Ltd.	350,479	949,075
	Audix Corp.	279,600	508,569
#	AURAS Technology Co. Ltd.	229,148	2,108,153
	Aurona Industries, Inc.	209,000	128,659
	Aurora Corp.	262,349	636,386
	Avalue Technology, Inc.	164,000	542,611
	Aver Information, Inc.	24,000	28,482
	Avermedia Technologies	36,000	23,912

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Awea Mechantronic Co. Ltd.	132,210	$131,672
#	Axiomtek Co. Ltd.	199,000	701,390
# *	Azurewave Technologies, Inc.	345,000	367,696
#	Bafang Yunji International Co. Ltd., Class C	81,000	426,283
#	Bank of Kaohsiung Co. Ltd.	2,515,334	1,017,435
	Baolong International Co. Ltd.	295,000	154,060
#	Basso Industry Corp.	472,900	622,625
#	BenQ Materials Corp.	556,000	741,663
	BES Engineering Corp.	4,748,750	1,519,183
	Bin Chuan Enterprise Co. Ltd.	358,070	282,173
	Bionime Corp.	133,000	315,475
#	Biostar Microtech International Corp.	631,975	506,193
#	Bioteque Corp.	231,308	832,579
	Bon Fame Co. Ltd.	14,000	40,960
	Brave C&H Supply Co. Ltd.	48,000	232,575
	Bright Led Electronics Corp.	375,520	215,242
	Brighten Optix Corp.	8,000	51,372
	Brighton-Best International Taiwan, Inc.	1,469,318	1,552,685
#	Brillian Network & Automation Integrated System Co. Ltd.	28,000	142,391
#	Browave Corp.	197,000	617,073
#	C Sun Manufacturing Ltd.	530,969	829,670
# *	Calin Technology Co. Ltd.	38,000	51,985
*	Cameo Communications, Inc.	745,645	282,705
#	Capital Futures Corp.	335,895	465,096
	Capital Securities Corp.	5,907,501	3,003,060
# *	Career Technology MFG. Co. Ltd.	1,549,459	1,214,663
#	Carnival Industrial Corp.	415,353	174,736
	Castles Technology Co. Ltd.	58,866	247,110
#	Caswell, Inc.	74,000	209,953
	Cathay Chemical Works	30,000	33,064
	Cathay Real Estate Development Co. Ltd.	2,062,700	1,033,725
	Cayman Engley Industrial Co. Ltd.	152,099	336,180
#	CCP Contact Probes Co. Ltd.	159,844	250,048
#	Celxpert Energy Corp.	280,000	276,063
#	Center Laboratories, Inc.	1,534,827	2,910,917
# *	Central Reinsurance Co. Ltd.	832,905	636,751
#	Chain Chon Industrial Co. Ltd.	595,484	272,899
*	ChainQui Construction Development Co. Ltd.	451,080	217,724
#	Champion Building Materials Co. Ltd.	813,465	262,862
	Champion Microelectronic Corp.	23,000	63,965
	Chang Wah Electromaterials, Inc.	1,332,350	1,305,030
#	Chang Wah Technology Co. Ltd.	1,180,425	1,394,031
#	Channel Well Technology Co. Ltd.	680,000	1,703,921
#	Chant Sincere Co. Ltd.	96,000	187,639
	Charoen Pokphand Enterprise	634,483	1,889,486
	CHC Healthcare Group	338,000	665,092
#	CHC Resources Corp.	346,282	571,657
#	Chen Full International Co. Ltd.	342,000	422,528
#	Chenbro Micom Co. Ltd.	189,000	1,225,631
	Chenfull Precision Co. Ltd.	5,000	19,056
#	Cheng Loong Corp.	2,760,383	3,036,390
	Cheng Mei Materials Technology Corp.	1,486,524	589,447
	Cheng Uei Precision Industry Co. Ltd.	1,232,331	1,529,027
*	Chenming Electronic Technology Corp.	287,437	422,701
#	Chia Chang Co. Ltd.	378,000	470,055
#	Chia Hsin Cement Corp.	1,760,643	1,170,289
	Chian Hsing Forging Industrial Co. Ltd.	116,800	125,847
	Chicony Power Technology Co. Ltd.	469,454	1,555,471
	Chief Telecom, Inc.	39,000	490,148

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chieftek Precision Co. Ltd.	248,847	$541,373
	Chien Kuo Construction Co. Ltd.	658,249	302,962
	Chien Shing Harbour Service Co. Ltd.	16,000	21,644
	Chime Ball Technology Co. Ltd.	106,840	140,425
	China Bills Finance Corp.	2,632,000	1,235,604
#	China Chemical & Pharmaceutical Co. Ltd.	858,000	661,562
	China Ecotek Corp.	145,000	268,091
#	China Electric Manufacturing Corp.	798,959	459,717
#	China Fineblanking Technology Co. Ltd.	159,242	162,751
	China General Plastics Corp.	1,457,461	1,128,307
	China Glaze Co. Ltd.	310,002	155,910
*	China Man-Made Fiber Corp.	4,555,390	1,168,178
#	China Metal Products	1,069,603	1,319,995
	China Motor Corp.	567,600	1,598,669
# *	China Petrochemical Development Corp.	13,249,553	3,964,048
	China Steel Chemical Corp.	569,554	1,969,121
#	China Steel Structure Co. Ltd.	282,000	501,335
#	China Wire & Cable Co. Ltd.	252,160	287,893
	Chinese Maritime Transport Ltd.	287,594	377,637
	Ching Feng Home Fashions Co. Ltd.	470,409	287,604
	Chin-Poon Industrial Co. Ltd.	1,467,207	1,594,046
	Chipbond Technology Corp.	2,259,000	4,993,904
	ChipMOS Technologies, Inc.	1,896,076	2,160,977
#	Chlitina Holding Ltd.	172,000	1,038,071
	Chong Hong Construction Co. Ltd.	663,666	1,679,091
	Chun YU Works & Co. Ltd.	526,050	427,109
*	Chun Yuan Steel Industry Co. Ltd.	1,806,529	1,010,385
#	Chung Hsin Electric & Machinery Manufacturing Corp.	578,375	2,157,273
	Chung Hung Steel Corp.	2,311,979	1,779,122
	Chung Hwa Food Industrial Co. Ltd.	126,535	420,762
#	Chung Hwa Pulp Corp.	1,434,405	1,468,180
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	139,000	325,890
#	Chunghwa Precision Test Tech Co. Ltd.	56,000	920,142
	Chyang Sheng Dyeing & Finishing Co. Ltd.	326,000	157,299
	Cleanaway Co. Ltd.	286,000	1,754,237
	Clevo Co.	1,572,200	1,659,778
	CMC Magnetics Corp.	2,651,108	1,115,667
	C-Media Electronics, Inc.	42,000	52,731
	CoAsia Electronics Corp.	331,412	126,628
#	Collins Co. Ltd.	351,431	205,112
	Compeq Manufacturing Co. Ltd.	2,636,000	3,826,620
#	Compucase Enterprise	278,000	589,989
*	Concord Securities Co. Ltd.	1,640,796	825,857
#	Continental Holdings Corp.	1,312,320	1,119,909
#	Contrel Technology Co. Ltd.	513,000	290,060
#	Coremax Corp.	253,065	679,509
	Coretronic Corp.	1,206,200	2,713,300
#	Co-Tech Development Corp.	795,533	1,634,791
	Cowealth Medical Holding Co. Ltd.	123,972	103,092
	Crowell Development Corp.	24,000	20,473
*	CSBC Corp. Taiwan	1,191,677	885,716
#	CTCI Corp.	1,963,000	2,521,094
*	C-Tech United Corp.	1	0
	CviLux Corp.	266,040	341,240
#	CyberPower Systems, Inc.	213,000	1,614,663
	CyberTAN Technology, Inc.	1,228,779	823,418
#	Cypress Technology Co. Ltd.	169,489	240,928
	Cystech Electronics Corp.	20,750	46,559
#	DA CIN Construction Co. Ltd.	1,101,711	1,123,307

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Dadi Early-Childhood Education Group Ltd.	21,357	$67,657
	Dafeng TV Ltd.	304,870	488,315
#	Da-Li Development Co. Ltd.	1,413,747	1,429,088
	Darfon Electronics Corp.	783,550	1,096,536
# *	Darwin Precisions Corp.	1,385,635	736,702
	Davicom Semiconductor, Inc.	44,888	43,087
#	Daxin Materials Corp.	229,200	969,748
#	De Licacy Industrial Co. Ltd.	1,111,511	543,313
	Delpha Construction Co. Ltd.	485,000	378,084
	Depo Auto Parts Ind Co. Ltd.	340,000	1,197,946
	DFI, Inc.	9,000	22,783
#	Dimerco Data System Corp.	208,612	670,710
#	Dimerco Express Corp.	462,945	1,094,047
	D-Link Corp.	1,746,855	1,124,123
	Donpon Precision, Inc.	104,000	87,015
#	Dr Wu Skincare Co. Ltd.	57,000	245,642
	Draytek Corp.	247,000	231,897
	Drewloong Precision, Inc.	35,000	219,577
	Dyaco International, Inc.	212,545	244,698
	Dynamic Holding Co. Ltd.	732,707	736,335
	Dynapack International Technology Corp.	492,000	1,259,121
#	E & R Engineering Corp.	95,000	207,108
	Eastern Media International Corp.	1,100,011	599,563
	ECOVE Environment Corp.	113,000	1,143,790
# *	Edimax Technology Co. Ltd.	599,108	318,180
	Edison Opto Corp.	262,749	228,996
#	Edom Technology Co. Ltd.	732,964	596,974
#	eGalax_eMPIA Technology, Inc.	199,777	389,819
#	Egis Technology, Inc.	203,000	666,206
	Elan Microelectronics Corp.	907,400	3,371,386
# *	E-Lead Electronic Co. Ltd.	197,873	439,215
#	E-LIFE MALL Corp.	295,000	795,009
	Elite Advanced Laser Corp.	531,226	808,124
#	Elite Semiconductor Microelectronics Technology, Inc.	919,200	2,289,872
	Elitegroup Computer Systems Co. Ltd.	875,254	825,453
#	Emerging Display Technologies Corp.	462,000	553,766
#	Ennoconn Corp.	204,938	1,979,032
	Ennostar, Inc.	1,978,462	3,119,322
#	EnTie Commercial Bank Co. Ltd.	2,292,603	1,065,739
#	Episil Technologies, Inc.	782,000	1,977,826
#	Episil-Precision, Inc.	326,000	683,944
#	Eris Technology Corp.	38,000	319,819
#	Eson Precision Ind Co. Ltd.	272,000	619,123
	Eternal Materials Co. Ltd.	2,972,985	2,940,455
#	Etron Technology, Inc.	222,977	303,651
	Eurocharm Holdings Co. Ltd.	102,000	583,304
	Ever Supreme Bio Technology Co. Ltd.	94,569	578,293
# *	Everest Textile Co. Ltd.	1,508,762	427,085
	Evergreen International Storage & Transport Corp.	1,850,000	1,672,739
	Evergreen Steel Corp.	351,000	676,930
#	Everlight Chemical Industrial Corp.	1,584,606	1,067,673
#	Everlight Electronics Co. Ltd.	1,368,000	2,262,721
	Everspring Industry Co. Ltd.	469,800	191,623
#	Excelliance Mos Corp.	77,000	299,662
	Excelsior Medical Co. Ltd.	378,219	1,100,796
#	EZconn Corp.	159,800	377,829
	Far Eastern Department Stores Ltd.	3,391,000	2,359,442
#	Far Eastern International Bank	8,313,246	3,139,684
	Faraday Technology Corp.	424,000	4,416,434

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Farglory F T Z Investment Holding Co. Ltd.	387,152	$774,026
#	Farglory Land Development Co. Ltd.	845,000	1,544,595
*	Federal Corp.	1,194,238	673,215
#	Feedback Technology Corp.	100,200	283,278
	Feng Hsin Steel Co. Ltd.	1,642,100	3,609,273
	FineTek Co. Ltd.	4,000	12,797
#	Firich Enterprises Co. Ltd.	206,325	230,547
#	First Hi-Tec Enterprise Co. Ltd.	184,580	638,087
#	First Hotel	713,350	361,020
#	First Insurance Co. Ltd.	900,179	467,011
*	First Steamship Co. Ltd.	2,334,612	643,591
#	FIT Holding Co. Ltd.	485,456	516,654
	Fitipower Integrated Technology, Inc.	258,000	1,161,215
#	Fittech Co. Ltd.	126,000	279,699
	FLEXium Interconnect, Inc.	1,097,087	3,251,266
#	Flytech Technology Co. Ltd.	369,309	791,930
#	FOCI Fiber Optic Communications, Inc.	213,000	474,423
	Force Mos Technology Ltd.	31,200	39,546
#	Forcecon Tech Co. Ltd.	62,000	293,618
	Forest Water Environment Engineering Co. Ltd.	168,132	160,064
	Formosa Advanced Technologies Co. Ltd.	589,000	759,263
#	Formosa International Hotels Corp.	179,329	1,417,146
#	Formosa Laboratories, Inc.	286,089	925,715
	Formosa Oilseed Processing Co. Ltd.	222,567	399,643
	Formosa Optical Technology Co. Ltd.	128,000	361,325
#	Formosa Taffeta Co. Ltd.	1,429,000	1,171,635
	Formosan Rubber Group, Inc.	869,952	590,255
#	Formosan Union Chemical	1,117,733	902,822
#	Founding Construction & Development Co. Ltd.	663,623	387,653
	Foxsemicon Integrated Technology, Inc.	248,027	1,459,567
#	Franbo Lines Corp.	48,481	25,406
#	Froch Enterprise Co. Ltd.	581,189	379,664
	FSP Technology, Inc.	560,427	885,394
#	Fu Hua Innovation Co. Ltd.	527,686	958,532
#	Fulgent Sun International Holding Co. Ltd.	443,748	1,768,897
	Fullerton Technology Co. Ltd.	334,600	200,808
#	Fulltech Fiber Glass Corp.	1,302,996	639,405
#	Fusheng Precision Co. Ltd.	273,000	1,738,381
#	Fwusow Industry Co. Ltd.	774,702	497,488
#	G Shank Enterprise Co. Ltd.	558,281	887,041
	Gallant Precision Machining Co. Ltd.	133,000	148,451
#	Gamania Digital Entertainment Co. Ltd.	384,000	863,879
# *	GCS Holdings, Inc.	299,000	324,320
#	GEM Services, Inc.	213,570	486,649
	Gemtek Technology Corp.	1,310,219	1,341,731
	General Interface Solution Holding Ltd.	817,000	1,759,577
#	General Plastic Industrial Co. Ltd.	275,357	292,867
#	Generalplus Technology, Inc.	195,000	308,838
#	Genius Electronic Optical Co. Ltd.	238,917	2,990,959
#	Genmont Biotech, Inc.	220,000	172,126
	Genovate Biotechnology Co. Ltd.	15,000	13,164
	GeoVision, Inc.	215,096	355,261
	Getac Holdings Corp.	1,336,360	2,888,023
#	GFC Ltd.	229,600	586,721
# *	Giantplus Technology Co. Ltd.	961,900	498,288
# *	Gigasolar Materials Corp.	77,400	214,689
# *	Gigastorage Corp.	590,965	316,777
#	Global Brands Manufacture Ltd.	858,730	1,404,690
	Global Lighting Technologies, Inc.	284,000	463,497

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Global Mixed Mode Technology, Inc.	222,000	$1,442,194
#	Global PMX Co. Ltd.	168,000	744,898
# *	Globe Union Industrial Corp.	989,230	425,132
	Gloria Material Technology Corp.	1,197,547	2,040,217
	GMI Technology, Inc.	16,000	11,646
	Gold Circuit Electronics Ltd.	550,104	2,981,729
	Goldsun Building Materials Co. Ltd., Class C	3,148,587	2,642,584
#	Good Will Instrument Co. Ltd.	238,869	262,303
#	Gordon Auto Body Parts	351,000	246,997
	Gourmet Master Co. Ltd.	285,000	1,121,757
	Grand Fortune Securities Co. Ltd.	1,013,683	435,700
*	Grand Ocean Retail Group Ltd.	304,000	140,073
#	Grand Pacific Petrochemical	3,461,000	2,028,566
#	Grand Process Technology Corp.	79,000	1,670,199
#	GrandTech CG Systems, Inc.	204,797	446,278
	Grape King Bio Ltd.	408,000	2,364,964
	Great China Metal Industry	605,000	477,698
	Great Taipei Gas Co. Ltd.	1,444,000	1,510,485
#	Great Tree Pharmacy Co. Ltd.	155,044	2,064,636
*	Great Wall Enterprise Co. Ltd.	2,343,001	4,466,166
	Greatek Electronics, Inc.	1,006,000	1,953,346
*	Green Energy Technology, Inc.	1,570,850	0
#	Green World FinTech Service Co. Ltd.	14,700	222,864
	Group Up Industrial Co. Ltd.	6,000	26,103
#	GTM Holdings Corp.	431,150	386,652
#	Gudeng Precision Industrial Co. Ltd.	124,000	1,433,081
	Hai Kwang Enterprise Corp.	50,000	31,488
#	Hannstar Board Corp.	1,155,954	1,830,929
*	HannStar Display Corp.	5,875,505	2,603,144
	HannsTouch Holdings Co.	1,930,782	667,507
#	Hanpin Electron Co. Ltd.	248,000	273,166
#	Harvatek Corp.	562,949	412,363
	Heran Co. Ltd.	6,000	21,792
	Hey Song Corp.	1,478,750	1,883,307
#	Hi-Clearance, Inc.	106,290	480,386
	Highlight Tech Corp.	321,281	529,116
	Hi-Lai Foods Co. Ltd.	10,000	53,679
	HIM International Music, Inc.	60,710	199,370
#	Hiroca Holdings Ltd.	202,448	248,301
#	Hitron Technology, Inc.	472,557	689,771
	Hiyes International Co. Ltd.	16,700	35,053
	Ho Tung Chemical Corp.	3,178,684	861,451
#	Hocheng Corp.	783,734	532,702
#	Hold-Key Electric Wire & Cable Co. Ltd.	164,726	146,666
#	Holiday Entertainment Co. Ltd.	162,430	457,222
	Holtek Semiconductor, Inc.	632,000	1,396,297
	Holy Stone Enterprise Co. Ltd.	540,655	1,679,120
*	Hong Pu Real Estate Development Co. Ltd.	756,185	635,401
	Hong TAI Electric Industrial	887,000	744,649
	Hong YI Fiber Industry Co.	440,652	234,191
# *	Horizon Securities Co. Ltd.	1,136,320	481,163
#	Hota Industrial Manufacturing Co. Ltd.	482,299	1,027,136
*	Hotron Precision Electronic Industrial Co. Ltd.	73,464	99,270
#	Hsin Kuang Steel Co. Ltd.	419,000	650,119
	Hsin Yung Chien Co. Ltd.	157,255	513,999
	Hsing TA Cement Co.	488,162	265,859
# *	HTC Corp.	1,791,000	3,189,897
#	Hu Lane Associate, Inc.	276,737	1,396,646
#	HUA ENG Wire & Cable Co. Ltd.	1,201,565	789,483

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hua Yu Lien Development Co. Ltd.	63,000	$127,253
	Huaku Development Co. Ltd.	836,816	2,412,536
#	Huang Hsiang Construction Corp.	205,800	261,901
	Hung Ching Development & Construction Co. Ltd.	598,000	455,043
#	Hung Sheng Construction Ltd.	1,281,251	830,185
	Huxen Corp.	119,244	192,877
	Hwa Fong Rubber Industrial Co. Ltd.	823,812	373,539
#	Hwacom Systems, Inc.	362,000	219,518
#	Ibase Technology, Inc.	132,000	407,297
# *	IBF Financial Holdings Co. Ltd.	8,929,826	3,413,406
#	IC Plus Corp.	56,000	80,553
#	Ichia Technologies, Inc.	673,000	758,950
#	I-Chiun Precision Industry Co. Ltd.	580,567	859,148
*	Ideal Bike Corp.	53,000	16,990
#	IEI Integration Corp.	388,832	1,020,042
#	Infortrend Technology, Inc.	695,163	540,328
#	Info-Tek Corp.	236,000	385,580
#	Ingentec Corp.	50,830	321,112
#	Innodisk Corp.	263,447	2,642,982
	Inpaq Technology Co. Ltd.	349,950	559,044
#	Insyde Software Corp.	97,000	536,098
#	Intai Technology Corp.	135,400	543,215
#	Integrated Service Technology, Inc.	215,326	772,519
#	IntelliEPI, Inc.	97,000	177,719
	International CSRC Investment Holdings Co.	2,681,363	1,775,203
	Iron Force Industrial Co. Ltd.	155,393	471,778
#	I-Sheng Electric Wire & Cable Co. Ltd.	489,000	705,456
	ITE Technology, Inc.	446,095	2,199,403
	ITEQ Corp.	766,040	1,936,289
	Jarllytec Co. Ltd.	164,000	358,689
	Jentech Precision Industrial Co. Ltd.	1	17
	Jess-Link Products Co. Ltd.	310,925	669,486
	Jetwell Computer Co. Ltd.	10,000	24,900
	Jia Wei Lifestyle, Inc.	43,000	79,098
#	Jih Lin Technology Co. Ltd.	213,000	543,529
	Jiin Yeeh Ding Enterprise Co. Ltd.	27,200	42,667
#	Jinan Acetate Chemical Co. Ltd.	64,564	1,935,032
*	Jinli Group Holdings Ltd.	135,681	44,925
	Johnson Health Tech Co. Ltd.	27,000	66,900
	Joinsoon Electronics Manufacturing Co. Ltd.	30,000	21,928
#	Jourdeness Group Ltd.	129,000	319,002
#	JPP Holding Co. Ltd.	14,000	59,318
#	K Laser Technology, Inc.	586,000	493,691
#	Kaimei Electronic Corp.	307,183	629,658
#	Kaori Heat Treatment Co. Ltd.	254,197	2,763,692
#	Kaulin Manufacturing Co. Ltd.	373,330	173,561
	Kedge Construction Co. Ltd.	15,525	35,460
*	Keding Enterprises Co. Ltd.	5,000	19,577
	KEE TAI Properties Co. Ltd.	1,306,473	507,669
	Kenda Rubber Industrial Co. Ltd.	1,875,155	1,752,494
	Kenmec Mechanical Engineering Co. Ltd.	687,000	1,699,111
#	Kerry TJ Logistics Co. Ltd.	732,000	841,820
# *	Key Ware Electronics Co. Ltd.	302,194	115,507
	Keystone Microtech Corp.	38,000	285,844
#	Kindom Development Co. Ltd.	1,280,900	1,247,144
	King Chou Marine Technology Co. Ltd.	234,920	297,678
	King Slide Works Co. Ltd.	189,000	5,476,007
	King Yuan Electronics Co. Ltd.	2,765,979	5,558,071
	King's Town Bank Co. Ltd.	2,885,701	3,307,052

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	King's Town Construction Co. Ltd.	333,074	$329,722
#	Kinik Co.	318,000	1,407,637
#	Kinko Optical Co. Ltd.	541,103	485,315
	Kinpo Electronics	3,726,157	2,056,961
	Kinsus Interconnect Technology Corp.	640,000	2,113,384
	KMC Kuei Meng International, Inc.	205,253	1,010,536
#	KNH Enterprise Co. Ltd.	589,020	357,508
	Ko Ja Cayman Co. Ltd.	13,000	19,278
#	KS Terminals, Inc.	389,482	976,947
	Kung Long Batteries Industrial Co. Ltd.	254,000	1,164,174
*	Kung Sing Engineering Corp.	1,616,290	370,366
	Kuo Toong International Co. Ltd.	662,648	777,604
*	Kuo Yang Construction Co. Ltd.	729,899	448,716
	Kwong Fong Industries Corp.	352,691	120,679
	Kwong Lung Enterprise Co. Ltd.	304,000	538,823
#	KYE Systems Corp.	772,672	283,092
	L&K Engineering Co. Ltd.	545,048	1,375,403
#	La Kaffa International Co. Ltd.	80,701	361,951
	LAN FA Textile	805,933	243,400
#	Land Mark Optoelectronics Corp.	270,300	1,008,470
#	Lanner Electronics, Inc.	278,916	1,032,180
	Laser Tek Taiwan Co. Ltd.	254,128	272,258
	Laster Tech Corp. Ltd.	83,091	139,360
#	Leadtrend Technology Corp.	104,725	192,012
	Lealea Enterprise Co. Ltd.	2,497,967	843,350
*	Leatec Fine Ceramics Co. Ltd.	23,000	14,988
#	LEE CHI Enterprises Co. Ltd.	648,000	349,927
#	Lelon Electronics Corp.	317,327	611,938
	Lemtech Holdings Co. Ltd.	108,055	293,175
*	Leofoo Development Co. Ltd.	93,278	58,649
# *	Li Cheng Enterprise Co. Ltd.	306,108	205,961
# *	Li Peng Enterprise Co. Ltd.	1,735,897	433,621
	Lian HWA Food Corp.	334,392	964,158
	Lida Holdings Ltd.	199,400	201,288
	Ligitek Electronics Co. Ltd.	44,000	25,668
	Lingsen Precision Industries Ltd.	1,273,506	760,455
#	Lintes Technology Co. Ltd.	16,000	61,317
	Liton Technology Corp.	89,000	107,836
*	Long Bon International Co. Ltd.	694,274	365,705
	Longchen Paper & Packaging Co. Ltd.	2,617,637	1,418,260
#	Longwell Co.	347,000	680,895
#	Lu Hai Holding Corp.	196,102	197,369
	Lucky Cement Corp.	540,000	305,373
#	Lumax International Corp. Ltd.	303,832	781,502
*	Lung Yen Life Service Corp.	515,000	608,020
	Lungteh Shipbuilding Co. Ltd.	84,000	318,272
	M3 Technology, Inc.	11,000	47,616
	M31 Technology Corp.	63,800	1,798,454
	Macauto Industrial Co. Ltd.	189,000	482,905
#	Machvision, Inc.	135,398	956,237
	Macroblock, Inc.	75,000	229,837
	Makalot Industrial Co. Ltd.	572,481	5,687,538
#	Marketech International Corp.	227,000	1,033,573
# *	Materials Analysis Technology, Inc.	188,322	1,635,212
	Mayer Steel Pipe Corp.	538,567	459,805
	Maywufa Co. Ltd.	69,322	47,914
#	Mechema Chemicals International Corp.	194,000	552,707
*	Medigen Biotechnology Corp.	128,000	130,752
	Meiloon Industrial Co.	266,184	175,439

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Mercuries & Associates Holding Ltd.	1,446,486	$674,862
*	Mercuries Life Insurance Co. Ltd.	8,134,240	1,359,691
#	Merida Industry Co. Ltd.	267,000	1,844,651
	Merry Electronics Co. Ltd.	520,914	1,513,611
#	METAAGE Corp.	96,000	221,064
#	Mildef Crete, Inc.	193,000	392,432
#	MIN AIK Technology Co. Ltd.	424,452	274,477
#	Mirle Automation Corp.	602,098	747,864
#	Mitac Holdings Corp.	2,861,918	4,293,033
#	Mobiletron Electronics Co. Ltd.	170,800	330,035
#	MOSA Industrial Corp.	163,391	136,670
#	Mosel Vitelic, Inc.	141,000	182,659
#	MPI Corp.	228,000	1,489,331
	MSSCORPS Co. Ltd.	62,000	372,605
#	Nak Sealing Technologies Corp.	173,954	824,627
#	Namchow Holdings Co. Ltd.	573,000	891,174
	Nan Liu Enterprise Co. Ltd.	113,000	276,984
	Nan Pao Resins Chemical Co. Ltd.	25,000	143,409
# *	Nan Ren Lake Leisure Amusement Co. Ltd.	517,317	206,738
#	Nang Kuang Pharmaceutical Co. Ltd.	226,000	441,851
	Nantex Industry Co. Ltd.	927,606	1,074,262
#	National Aerospace Fasteners Corp.	74,000	226,624
#	National Petroleum Co. Ltd.	227,824	506,841
#	Netronix, Inc.	178,000	431,042
	New Best Wire Industrial Co. Ltd.	195,600	212,416
*	New Era Electronics Co. Ltd.	133,000	82,022
*	Newmax Technology Co. Ltd.	148,000	146,677
#	Nexcom International Co. Ltd.	429,094	870,249
#	Nichidenbo Corp.	656,417	1,114,375
	Nidec Chaun-Choung Technology Corp.	110,000	598,991
	Nien Hsing Textile Co. Ltd.	458,345	288,199
#	Niko Semiconductor Co. Ltd.	190,000	315,676
#	Nishoku Technology, Inc.	132,400	347,756
	Nova Technology Corp.	84,000	290,308
#	Nuvoton Technology Corp.	202,000	903,734
	O-Bank Co. Ltd.	2,588,071	823,286
#	Ocean Plastics Co. Ltd.	764,200	844,557
	OFCO Industrial Corp.	56,000	40,604
#	OK Biotech Co. Ltd.	182,527	190,683
*	Optimax Technology Corp.	37,000	29,357
*	Orient Europharma Co. Ltd.	105,000	137,188
#	Orient Semiconductor Electronics Ltd.	1,061,599	1,525,568
	Oriental Union Chemical Corp.	2,033,267	1,418,706
#	O-TA Precision Industry Co. Ltd.	216,227	631,125
	Pacific Construction Co.	1,300,921	380,007
#	Pacific Hospital Supply Co. Ltd.	255,209	711,334
	Paiho Shih Holdings Corp.	481,283	323,114
#	Pan German Universal Motors Ltd.	22,000	220,768
	Pan Jit International, Inc.	988,486	2,295,365
	Pan-International Industrial Corp.	1,321,747	1,752,898
#	Panion & BF Biotech, Inc.	203,449	730,006
#	Paragon Technologies Co. Ltd.	163,246	215,504
#	Parpro Corp.	208,000	280,338
# *	PChome Online, Inc.	338,000	486,278
#	PCL Technologies, Inc.	197,400	569,908
#	P-Duke Technology Co. Ltd.	214,633	734,595
#	Pegavision Corp.	104,000	1,259,490
*	Pharmally International Holding Co. Ltd.	441,605	0
#	Phoenix Silicon International Corp.	335,160	653,104

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Phytohealth Corp.	161,000	$115,287
	Pixart Imaging, Inc.	504,150	1,854,671
#	Planet Technology Corp.	160,000	698,436
#	Plastron Precision Co. Ltd.	444,460	261,365
*	Plotech Co. Ltd.	343,800	189,818
#	Polytronics Technology Corp.	253,124	467,791
#	Posiflex Technology, Inc.	70,457	252,986
#	Power Wind Health Industry, Inc.	119,314	579,661
	Powertip Technology Corp.	58,000	30,280
	Poya International Co. Ltd.	151,913	2,474,370
	President Securities Corp.	2,818,193	1,828,690
	Primax Electronics Ltd.	1,333,000	2,740,333
#	Prince Housing & Development Corp.	3,787,644	1,380,359
	Princeton Technology Corp.	223,000	217,699
#	Pro Hawk Corp.	87,000	406,916
* ††	Prodisc Technology, Inc.	1,707,199	0
# *	Prolific Technology, Inc.	40,000	32,348
#	Promate Electronic Co. Ltd.	622,000	897,253
#	Prosperity Dielectrics Co. Ltd.	366,559	473,114
	QST International Corp.	206,600	402,416
#	Qualipoly Chemical Corp.	308,048	358,406
#	Quang Viet Enterprise Co. Ltd.	154,000	606,014
#	Quanta Storage, Inc.	548,000	1,877,890
#	Quintain Steel Co. Ltd.	845,692	459,137
#	Radiant Opto-Electronics Corp.	1,363,000	5,234,238
	Radium Life Tech Co. Ltd.	2,333,242	671,319
#	Rafael Microelectronics, Inc.	111,821	500,864
	Raydium Semiconductor Corp.	166,000	1,748,735
#	Rechi Precision Co. Ltd.	1,229,181	930,572
# *	Rexon Industrial Corp. Ltd.	385,000	437,086
#	Rich Development Co. Ltd.	2,243,036	686,048
*	Ritek Corp.	2,281,867	665,134
* ††	Roo Hsing Co. Ltd.	1,720,000	213,998
	Ruby Tech Corp.	12,000	33,387
#	Ruentex Engineering & Construction Co.	199,540	654,079
	Run Long Construction Co. Ltd.	12,000	31,169
	Sakura Development Co. Ltd.	304,000	478,117
#	Sampo Corp.	1,267,861	1,120,464
#	San Fang Chemical Industry Co. Ltd.	805,647	607,923
#	San Far Property Ltd.	626,510	283,152
#	San Fu Chemical Co. Ltd.	69,000	338,874
#	San Shing Fastech Corp.	445,875	813,079
#	Sanitar Co. Ltd.	212,000	251,691
*	Savior Lifetec Corp.	505,000	277,560
#	Scientech Corp.	190,000	1,514,174
	ScinoPharm Taiwan Ltd.	554,000	562,573
	SDI Corp.	398,000	1,353,864
#	Sea Sonic Electronics Co. Ltd.	87,000	285,707
#	Securitag Assembly Group Co.	37,000	163,340
#	Senao International Co. Ltd.	335,541	379,277
#	Senao Networks, Inc.	81,000	825,812
#	Sensortek Technology Corp.	62,000	601,577
#	Sercomm Corp.	818,000	3,186,905
#	Sesoda Corp.	616,803	670,659
#	Shan-Loong Transportation Co. Ltd.	291,000	304,604
#	Sharehope Medicine Co. Ltd.	294,572	358,229
	Sheng Yu Steel Co. Ltd.	470,980	368,442
#	ShenMao Technology, Inc.	355,891	774,525
#	Shieh Yih Machinery Industry Co. Ltd.	166,000	161,321

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Shih Her Technologies, Inc.	173,000	$385,715
	Shih Wei Navigation Co. Ltd.	926,690	578,478
	Shin Foong Specialty & Applied Materials Co. Ltd.	16,000	26,865
	Shin Hai Gas Corp.	1,245	2,123
	Shin Hsiung Natural Gas Co. Ltd.	28,850	63,445
	Shin Ruenn Development Co. Ltd.	99,000	147,925
	Shin Zu Shing Co. Ltd.	584,943	1,581,131
#	Shinfox Energy Co. Ltd.	202,000	673,055
	Shinih Enterprise Co. Ltd.	37,000	24,852
# *	Shining Building Business Co. Ltd.	1,495,814	490,769
	Shinkong Insurance Co. Ltd.	695,131	1,196,745
	Shinkong Synthetic Fibers Corp.	4,241,395	2,315,843
	Shinkong Textile Co. Ltd.	788,542	1,137,076
	Shiny Chemical Industrial Co. Ltd.	394,467	1,748,036
	ShunSin Technology Holding Ltd.	47,000	152,084
# *	Shuttle, Inc.	1,355,152	676,485
#	Sigurd Microelectronics Corp.	1,466,907	2,473,706
#	Silicon Integrated Systems Corp.	358,000	230,890
*	Silicon Optronics, Inc.	26,000	66,601
#	Simplo Technology Co. Ltd.	213,000	2,084,864
	Sincere Navigation Corp.	1,006,139	604,514
	Singatron Enterprise Co. Ltd.	55,000	57,426
	Single Well Industrial Corp.	79,224	61,679
	Sinher Technology, Inc.	193,000	215,095
	Sinmag Equipment Corp.	169,056	710,747
	Sinon Corp.	1,362,510	1,575,283
#	Sinopower Semiconductor, Inc.	35,000	112,770
#	Sinphar Pharmaceutical Co. Ltd.	223,938	230,830
	Sinyi Realty, Inc.	854,660	789,503
	Sirtec International Co. Ltd.	279,600	262,797
	Sitronix Technology Corp.	366,879	2,576,903
#	Siward Crystal Technology Co. Ltd.	517,000	572,837
	Soft-World International Corp.	246,000	790,970
#	Solar Applied Materials Technology Corp.	1,527,372	1,828,864
#	Solomon Technology Corp.	420,000	533,807
#	Solteam, Inc.	233,607	312,797
	Sonix Technology Co. Ltd.	591,000	869,412
#	Southeast Cement Co. Ltd.	579,700	371,009
#	Speed Tech Corp.	394,000	656,084
#	Spirox Corp.	298,824	412,074
	Sporton International, Inc.	265,231	2,031,327
	Sports Gear Co. Ltd.	59,000	120,172
#	St Shine Optical Co. Ltd.	176,000	1,211,815
#	Standard Chemical & Pharmaceutical Co. Ltd.	288,571	591,892
	Standard Foods Corp.	949,000	1,199,445
#	Stark Technology, Inc.	345,688	1,366,576
*	STL Technology Co. Ltd.	29,000	36,189
	Sun Race Sturmey-Archer, Inc.	30,000	35,015
# *	Sun Yad Construction Co. Ltd.	193,725	72,543
	Sunjuice Holdings Co. Ltd.	16,000	152,739
# *	Sunko INK Co. Ltd.	483,400	221,871
#	SunMax Biotechnology Co. Ltd.	94,000	597,791
#	Sunny Friend Environmental Technology Co. Ltd.	252,998	1,087,152
#	Sunonwealth Electric Machine Industry Co. Ltd.	664,487	2,800,491
	Sunplus Innovation Technology, Inc.	19,000	76,378
#	Sunplus Technology Co. Ltd.	1,763,000	1,730,600
#	Sunrex Technology Corp.	298,612	403,215
	Sunspring Metal Corp.	376,069	266,394
	Superior Plating Technology Co. Ltd.	14,000	27,950

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Supreme Electronics Co. Ltd.	1,558,602	$2,397,530
	Swancor Holding Co. Ltd.	120,000	337,313
#	Sweeten Real Estate Development Co. Ltd.	687,465	569,260
#	Symtek Automation Asia Co. Ltd.	180,069	645,547
#	Syncmold Enterprise Corp.	401,750	739,376
	Syngen Biotech Co. Ltd.	17,000	92,123
#	Synmosa Biopharma Corp.	130,000	179,224
#	Syscom Computer Engineering Co.	54,000	107,526
# *	Sysgration	291,000	359,583
	Systex Corp.	475,388	1,782,269
#	T3EX Global Holdings Corp.	224,000	515,861
	Ta Liang Technology Co. Ltd.	162,000	207,893
#	Ta Ya Electric Wire & Cable	1,647,688	1,980,815
#	Ta Yih Industrial Co. Ltd.	106,000	123,950
	Tah Hsin Industrial Corp.	221,092	498,647
#	TAI Roun Products Co. Ltd.	201,000	93,711
	TA-I Technology Co. Ltd.	397,788	575,331
*	Tai Tung Communication Co. Ltd.	345,267	191,159
	Taichung Commercial Bank Co. Ltd.	13,545,371	6,430,040
#	TaiDoc Technology Corp.	185,470	1,091,520
#	Taiflex Scientific Co. Ltd.	657,340	880,722
#	Taimide Tech, Inc.	385,262	605,663
	Tainan Enterprises Co. Ltd.	263,370	208,157
	Tainan Spinning Co. Ltd.	4,077,044	2,019,270
#	Tai-Saw Technology Co. Ltd.	235,120	208,894
#	TaiSol Electronics Co. Ltd.	88,000	190,919
#	Taisun Enterprise Co. Ltd.	423,648	353,222
	Taita Chemical Co. Ltd.	948,828	606,423
	TAI-TECH Advanced Electronics Co. Ltd.	68,000	252,579
	Taiwan Chinsan Electronic Industrial Co. Ltd.	427,113	489,324
	Taiwan Cogeneration Corp.	1,166,845	1,911,686
*	Taiwan Environment Scientific Co. Ltd.	29,365	65,225
	Taiwan FamilyMart Co. Ltd.	22,000	150,458
	Taiwan Fertilizer Co. Ltd.	652,000	1,332,716
*	Taiwan Fire & Marine Insurance Co. Ltd.	961,338	703,634
	Taiwan FU Hsing Industrial Co. Ltd.	620,000	843,970
*	Taiwan Glass Industry Corp.	604,000	415,376
	Taiwan Hon Chuan Enterprise Co. Ltd.	885,468	3,036,517
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	569,120	731,122
* ††	Taiwan Kolin Co. Ltd.	1,356,000	0
††	Taiwan Land Development Corp.	2,845,991	45,507
#	Taiwan Line Tek Electronic	144,185	151,205
#	Taiwan Mask Corp.	478,000	1,159,761
	Taiwan Navigation Co. Ltd.	730,777	642,271
	Taiwan Paiho Ltd.	915,287	1,687,983
	Taiwan PCB Techvest Co. Ltd.	954,238	1,319,563
#	Taiwan Sakura Corp.	715,803	1,437,529
	Taiwan Sanyo Electric Co. Ltd.	417,400	514,281
	Taiwan Secom Co. Ltd.	327,000	1,139,807
#	Taiwan Semiconductor Co. Ltd.	665,000	1,876,460
	Taiwan Shin Kong Security Co. Ltd.	1,307,577	1,672,863
	Taiwan Steel Union Co. Ltd.	18,000	51,697
#	Taiwan Styrene Monomer	1,787,209	933,233
	Taiwan Surface Mounting Technology Corp.	856,388	2,468,609
	Taiwan Taxi Co. Ltd.	81,888	302,761
# *	Taiwan TEA Corp.	1,590,897	1,467,250
#	Taiwan Union Technology Corp.	749,000	2,983,222
#	Taiwan-Asia Semiconductor Corp.	1,059,804	1,823,135
	Taiyen Biotech Co. Ltd.	383,883	427,112

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	TCI Co. Ltd.	275,746	$1,508,883
#	Te Chang Construction Co. Ltd.	258,206	702,905
#	Tehmag Foods Corp.	116,380	1,062,993
	Ten Ren Tea Co. Ltd.	140,980	169,752
#	Tera Autotech Corp.	91,885	98,856
#	Test Research, Inc.	562,820	1,094,486
	Test Rite International Co. Ltd.	1,117,495	713,253
*	Tex-Ray Industrial Co. Ltd.	311,000	123,233
	Thermaltake Technology Co. Ltd.	50,000	81,002
	Thinking Electronic Industrial Co. Ltd.	241,204	1,230,928
	Thye Ming Industrial Co. Ltd.	391,135	666,247
#	Ting Sin Co. Ltd.	45,324	13,998
	Tofu Restaurant Co. Ltd.	6,000	49,120
	Ton Yi Industrial Corp.	2,548,644	1,445,688
#	Tong Hsing Electronic Industries Ltd.	446,678	2,246,813
	Tong Yang Industry Co. Ltd.	1,121,741	2,170,025
	Tong-Tai Machine & Tool Co. Ltd.	769,892	500,187
	Top Union Electronics Corp.	191,475	218,990
	Topco Scientific Co. Ltd.	566,356	3,244,570
#	Topco Technologies Corp.	182,720	400,923
#	Topkey Corp.	222,000	1,209,361
#	Topoint Technology Co. Ltd.	428,898	461,482
	Toung Loong Textile Manufacturing	323,940	252,937
#	TPK Holding Co. Ltd.	1,118,000	1,394,956
#	Trade-Van Information Services Co.	255,000	531,968
	Transart Graphics Co. Ltd.	18,000	30,780
	Transcend Information, Inc.	731,000	1,657,675
	Transcom, Inc.	53,000	303,769
	Tripod Technology Corp.	284,000	1,528,726
#	Tsang Yow Industrial Co. Ltd.	239,000	187,869
	Tsann Kuen Enterprise Co. Ltd.	184,059	252,023
#	TSC Auto ID Technology Co. Ltd.	98,470	893,990
#	TSEC Corp.	1,118,584	1,113,267
	TSRC Corp.	1,921,200	1,535,907
	Ttet Union Corp.	153,000	708,354
	TTFB Co. Ltd.	38,340	366,973
	TTY Biopharm Co. Ltd.	793,979	1,934,304
	Tung Ho Steel Enterprise Corp.	1,636,630	2,914,078
#	Tung Thih Electronic Co. Ltd.	206,000	906,890
#	Turvo International Co. Ltd.	131,922	472,924
	TXC Corp.	1,004,053	2,829,228
#	TYC Brother Industrial Co. Ltd.	768,980	816,460
*	Tycoons Group Enterprise	1,695,767	487,962
#	Tyntek Corp.	1,029,039	708,815
#	UDE Corp.	251,000	525,240
#	Ultra Chip, Inc.	166,000	546,443
	U-Ming Marine Transport Corp.	1,358,000	1,841,938
	Unictron Technologies Corp.	23,000	67,430
#	Uniform Industrial Corp.	25,000	47,369
#	Union Bank Of Taiwan	7,970,310	3,946,705
	Unitech Computer Co. Ltd.	341,804	377,691
# *	Unitech Printed Circuit Board Corp.	1,984,648	1,117,555
#	United Integrated Services Co. Ltd.	552,951	3,889,684
*	United Orthopedic Corp.	230,935	537,813
#	United Radiant Technology	307,000	191,158
#	United Recommend International Co. Ltd.	56,350	148,186
# *	United Renewable Energy Co. Ltd.	3,873,437	2,197,685
*	Unity Opto Technology Co. Ltd.	2,760,500	0
	Univacco Technology, Inc.	32,000	26,264

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Universal Cement Corp.	1,592,825	$1,481,331
# *	Universal Microelectronics Co. Ltd.	88,000	92,528
*	Universal Vision Biotechnology Co. Ltd.	124,200	1,549,751
	UPC Technology Corp.	2,788,124	1,489,412
*	UPI Semiconductor Corp.	105,000	825,656
#	Userjoy Technology Co. Ltd.	186,466	458,464
	USI Corp.	2,776,156	2,060,860
#	Usun Technology Co. Ltd.	149,200	179,355
#	Utechzone Co. Ltd.	189,000	489,472
#	UVAT Technology Co. Ltd.	55,000	96,834
	Value Valves Co. Ltd.	7,000	22,292
	Ve Wong Corp.	556,696	752,325
#	Ventec International Group Co. Ltd., Class C	204,000	540,068
	VIA Labs, Inc.	50,000	365,151
*	Victory New Materials Ltd. Co.	72,832	29,682
#	Viking Tech Corp.	140,000	233,815
#	Visco Vision, Inc.	35,000	203,280
	Visual Photonics Epitaxy Co. Ltd.	522,772	2,211,845
#	Vivotek, Inc.	127,704	764,625
#	Wafer Works Corp.	1,542,251	2,089,263
#	Waffer Technology Corp.	319,512	1,183,364
	Wah Hong Industrial Corp.	144,021	140,985
	Wah Lee Industrial Corp.	598,300	1,542,283
	Walsin Technology Corp.	741,000	2,239,949
	Walton Advanced Engineering, Inc.	1,075,197	500,072
#	WAN HWA Enterprise Co.	374,238	154,277
	We & Win Development Co. Ltd.	73,000	16,627
	We&Win Diversification Co. Ltd.	95,000	56,939
# *	WEI Chih Steel Industrial Co. Ltd.	26,000	20,141
	Wei Chuan Foods Corp.	1,258,000	793,857
#	Weikeng Industrial Co. Ltd.	1,269,459	1,397,494
	Well Shin Technology Co. Ltd.	319,000	499,976
#	WELLELL, Inc.	220,500	217,184
# *	Wha Yu Industrial Co. Ltd.	305,000	186,777
	Wholetech System Hitech Ltd.	207,000	310,457
#	Winmate, Inc.	130,000	577,807
#	Winstek Semiconductor Co. Ltd.	234,000	629,122
*	Wintek Corp.	5,447,000	0
#	WinWay Technology Co. Ltd.	50,000	1,250,783
#	Wisdom Marine Lines Co. Ltd.	1,321,241	1,919,579
#	Wistron Information Technology & Services Corp.	46,903	235,073
	Wistron NeWeb Corp.	895,155	3,184,242
# *	Wowprime Corp.	205,000	1,926,100
	WT Microelectronics Co. Ltd.	1,038,450	2,269,430
	WUS Printed Circuit Co. Ltd.	599,737	858,208
	XAC Automation Corp.	261,000	190,666
	XinTec, Inc.	459,000	1,832,701
	Xxentria Technology Materials Corp.	535,927	1,208,587
#	Yankey Engineering Co. Ltd.	66,502	593,705
#	Yao Sheng Electronic Co. Ltd.	24,147	65,767
	YC INOX Co. Ltd.	1,267,609	1,106,329
	YCC Parts Manufacturing Co. Ltd.	57,000	82,084
	Yea Shin International Development Co. Ltd.	738,626	582,920
#	Yem Chio Co. Ltd.	1,684,518	796,243
	Yen Sun Technology Corp.	15,000	22,065
#	Yeong Guan Energy Technology Group Co. Ltd.	279,987	516,331
#	YFC-Boneagle Electric Co. Ltd.	346,687	277,425
#	YFY, Inc.	1,313,212	1,541,502
#	Yi Jinn Industrial Co. Ltd.	669,284	370,621

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Yieh Phui Enterprise Co. Ltd.	3,414,651	$1,628,119
#	Yonyu Plastics Co. Ltd.	279,600	283,509
	Young Fast Optoelectronics Co. Ltd.	335,872	377,057
#	Youngtek Electronics Corp.	408,666	885,395
	Yuanta Futures Co. Ltd.	342,827	589,550
	Yuen Chang Stainless Steel Co. Ltd., Class C	60,000	34,518
	Yuen Foong Yu Consumer Products Co. Ltd.	140,000	170,358
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	250,869	602,931
#	Yungshin Construction & Development Co. Ltd.	377,000	909,775
	YungShin Global Holding Corp.	758,015	1,054,510
	Yusin Holding Corp.	28,721	94,281
#	Zeng Hsing Industrial Co. Ltd.	225,726	762,278
#	Zenitron Corp.	654,000	651,118
#	Zero One Technology Co. Ltd.	522,226	1,134,717
*	Zhong Yang Technology Co. Ltd.	7,819	9,294
#	Zig Sheng Industrial Co. Ltd.	1,265,732	401,550
*	Zinwell Corp.	959,586	647,429
#	Zippy Technology Corp.	409,948	687,112
	Zyxel Group Corp.	859,225	1,482,184
TOTAL TAIWAN			723,786,214
THAILAND — (2.0%)
	AAPICO Hitech PCL, NVDR	44,370	43,101
	AAPICO Hitech PCL	802,032	779,098
*	Absolute Clean Energy PCL	5,527,500	301,981
	Advanced Information Technology PCL, Class F	4,783,300	698,725
	After You PCL	945,700	284,577
	AJ Plast PCL	511,888	132,351
	Allianz Ayudhya Capital PCL	195,200	220,984
*	Alpha Divisions PCL, Class F	426,400	14,326
	Alucon PCL	2,200	11,634
	Amanah Leasing PCL	1,306,400	92,364
	Amata Corp. PCL	2,743,310	1,883,440
*	Ananda Development PCL	5,952,500	146,079
	AP Thailand PCL	4,768,116	1,699,478
	Asia Plus Group Holdings PCL	8,200,500	685,197
	Asia Sermkij Leasing PCL, NVDR	1,307,600	935,944
	Asian Insulators PCL	1,394,750	192,330
	Asian Sea Corp. PCL, Class F	567,300	132,590
	Asphere Innovations PCL	503,496	172,104
*	Bangkok Airways PCL	2,247,100	1,011,002
	Bangkok Insurance PCL	198,381	1,785,088
	Bangkok Land PCL	48,232,170	1,141,381
*	Bangkok Ranch PCL	816,700	68,240
	BCPG PCL	2,919,000	822,944
	BEC World PCL	2,193,948	522,388
*	Better World Green PCL	10,303,633	195,665
	BG Container Glass PCL	526,900	144,699
*	Bound & Beyond PCL	74,300	29,087
	Business Online PCL	288,200	85,040
	Cal-Comp Electronics Thailand PCL, Class F	13,538,452	783,147
	CH Karnchang PCL	3,270,700	2,054,415
	Charoong Thai Wire & Cable PCL, Class F	566,800	81,140
	Chayo Group PCL	60,542	13,089
#	Chularat Hospital PCL, Class F	8,080,800	684,638
	CIMB Thai Bank PCL	6,154,800	131,264
	CK Power PCL	4,197,600	424,313
	Communication & System Solution PCL	316,600	10,914
*	Country Group Development PCL	14,802,500	160,009

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	Country Group Holdings PCL, Class F	1,480,600	$32,442
*	Demco PCL	607,800	54,692
*	Demco PCL	121,560	0
#	Dhipaya Group Holdings PCL	2,171,100	2,743,310
	Diamond Building Products PCL	166,700	39,692
	Do Day Dream PCL	226,000	79,232
	Dohome PCL	1,035,800	292,020
	Don Muang Tollway PCL	186,100	68,506
	Dynasty Ceramic PCL	13,687,200	823,741
	Eastern Polymer Group PCL, Class F	2,456,400	473,644
*	Eastern Power Group PCL	87,708	7,636
	Eastern Water Resources Development & Management PCL, Class F	2,351,600	320,154
	Ekachai Medical Care PCL	988,821	222,442
*	Erawan Group PCL	2,367,000	327,782
#	Exotic Food PCL, Class F	382,700	269,454
	Forth Corp. PCL	549,300	489,461
	Forth Smart Service PCL	703,951	189,208
#	GFPT PCL	1,538,800	543,972
	Global Green Chemicals PCL, Class F	1,314,600	453,194
*	Green Tech Ventures PCL, Class F	13,259,934	77,478
* ††	Group Lease PCL, NVDR	1,644,700	5,857
	Gunkul Engineering PCL	8,740,500	883,530
	Haad Thip PCL	228,200	246,676
	Hana Microelectronics PCL	787,700	1,167,901
	Hwa Fong Rubber Thailand PCL, Class F	119,900	14,992
	ICC International PCL	204,600	265,996
	Ichitan Group PCL	1,493,100	641,232
	Index Livingmall PCL	361,000	241,519
	Interlink Communication PCL	741,500	155,974
	Interlink Telecom PCL	1,738,974	112,786
*	IT City PCL	152,900	13,937
*	Italian-Thai Development PCL	14,851,276	620,453
* ††	ITV PLC	2,785,600	0
	JAS Asset PCL, Class F	208,000	14,584
# *	Jasmine International PCL	10,403,842	465,044
	Jaymart Group Holdings PCL	1,121,200	556,854
	Jubilee Enterprise PCL	341,300	234,322
	Kang Yong Electric PCL	4,700	40,644
	Karmarts PCL	1,485,500	603,249
	KGI Securities Thailand PCL	502,000	67,757
	Khon Kaen Sugar Industry PCL	6,254,237	559,120
	Ladprao General Hospital PCL, Class F	60,100	9,394
	Lalin Property PCL	495,500	126,666
	Lam Soon Thailand PCL	749,800	108,652
	Lanna Resources PCL	609,350	284,837
	Lee Feed Mill PCL	67,000	4,541
	LH Financial Group PCL	27,014,339	844,476
*	Loxley PCL	6,492,176	339,510
	LPN Development PCL	4,185,002	511,071
	Major Cineplex Group PCL	696,600	311,375
*	Master Ad PCL	3,883,000	55,587
	MBK PCL	3,654,354	1,750,909
	MC Group PCL	783,000	272,219
*	MCOT PCL	658,800	70,829
	MCS Steel PCL	1,522,200	289,064
*	MDX PCL	108,900	10,181
	Mega Lifesciences PCL	602,200	681,744
*	Millcon Steel PCL	5,433,354	68,257
	Modernform Group PCL	2,003,800	169,770

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Muang Thai Insurance PCL	61,288	$201,436
	Namyong Terminal PCL	819,800	92,928
*	Nawarat Patanakarn PCL	2,308,900	34,402
	Netbay PCL	258,600	161,678
	Next Capital PCL	464,100	50,981
	Noble Development PCL	2,319,300	284,587
	Nonthavej Hospital PCL	3,300	3,615
	Northeast Rubber PCL	2,869,212	393,976
	NR Instant Produce PCL	71,400	11,577
*	Nusasiri PCL	6,176,100	90,218
	Origin Property PCL, Class F	2,459,750	754,552
	PCS Machine Group Holding PCL	623,800	83,468
	Plan B Media PCL, Class F	5,295,156	1,322,677
*	Platinum Group PCL, Class F	3,335,800	294,317
	Polyplex Thailand PCL	993,050	423,578
*	Power Solution Technologies PCL, Class F	4,813,720	163,135
	Praram 9 Hospital PCL	458,700	245,239
	Precious Shipping PCL	2,099,031	576,442
	Premier Marketing PCL	1,413,900	361,440
	Prima Marine PCL	3,997,000	782,380
*	Principal Capital PCL	1,537,400	194,933
	Property Perfect PCL	30,025,746	324,567
	Pruksa Holding PCL	2,690,000	1,037,374
	PTG Energy PCL	2,690,600	848,949
	Pylon PCL	446,300	43,028
	Quality Houses PCL	27,896,326	1,858,193
	R&B Food Supply PCL	778,400	229,685
*	Rabbit Holdings PCL, Class F	55,452,131	858,624
*	Raimon Land PCL	9,678,200	147,030
	Rajthanee Hospital PCL	505,200	413,267
	Ratchaphruek Hospital PCL, Class F	146,400	25,876
#	Ratchthani Leasing PCL	7,260,155	678,742
	Regional Container Lines PCL	982,700	689,035
	Rojana Industrial Park PCL	3,049,854	503,427
	RS PCL	2,093,080	874,442
	S 11 Group PCL	1,233,800	152,834
*	S Hotels & Resorts PCL	3,528,800	294,851
	Sabina PCL	737,600	521,489
	Saha Pathana Inter-Holding PCL	692,300	1,400,629
	Sahakol Equipment PCL	1,548,800	52,036
	Sahamitr Pressure Container PCL	728,400	227,700
	Saha-Union PCL	753,300	676,740
*	Samart Corp. PCL	1,268,300	235,291
	Sansiri PCL	35,872,610	2,096,051
	Sappe PCL	407,400	1,047,400
	SC Asset Corp. PCL	5,244,915	704,864
	SCG Ceramics PCL	2,696,100	171,712
	SCGJWD Logistics PCL	1,260,700	615,088
*	SEAFCO PCL	1,327,002	123,284
*	SEN X PCL	835,300	17,570
	Sena Development PCL	2,107,633	183,493
	Sermsang Power Corp. Co. Ltd.	1,828,706	387,339
*	Seven Utilities & Power PLC	267,500	3,204
*	Siam Wellness Group PCL, Class F	164,700	58,703
	Siamgas & Petrochemicals PCL	2,078,300	497,887
	Sikarin PCL, Class F	65,000	20,699
*	Simat Technologies PCL	1,800	85
	Singer Thailand PCL	179,100	41,860
	Singha Estate PCL	11,092,654	395,371

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
#	Sino-Thai Engineering & Construction PCL	2,873,608	$915,088
	SISB PCL	179,800	187,791
*	SMI Holdings Group Ltd.	6,033,814	0
	SNC Former PCL	581,500	173,284
	Somboon Advance Technology PCL	884,037	498,467
	SPCG PCL	1,852,800	687,450
	Sri Trang Agro-Industry PCL	2,274,392	1,083,083
	Sri Trang Gloves Thailand PCL	1,894,700	398,549
	Srinanaporn Marketing PCL	670,900	423,370
	Sriracha Construction PCL	59,800	10,570
	Srisawad Capital 1969 PCL	445,000	54,863
	Srithai Superware PCL	3,521,100	125,501
	Srivichai Vejvivat PCL	951,600	219,629
	Star Petroleum Refining PCL	223,200	57,057
	Stars Microelectronics Thailand PCL	1,023,800	137,588
*	STP & I PCL	4,343,464	487,278
*	Super Energy Corp. PCL	48,191,991	703,969
	Susco PCL	1,816,400	192,101
	SVI PCL	1,049,400	245,268
	Synnex Thailand PCL	599,140	206,547
*	Syntec Construction PCL	3,083,300	139,623
	TAC Consumer PCL, Class F	1,360,600	178,876
	Taokaenoi Food & Marketing PCL, Class F	1,566,780	521,821
	Tata Steel Thailand PCL	1,198,700	29,417
	Thai Nakarin Hospital PCL	348,500	361,443
*	Thai Reinsurance PCL	8,213,800	218,371
	Thai Rubber Latex Group PCL	458,500	17,146
	Thai Solar Energy PCL, Class F	3,036,179	198,694
	Thai Stanley Electric PCL, Class F	141,000	815,630
	Thai Vegetable Oil PCL	1,901,982	1,403,062
	Thai Wacoal PCL	74,200	73,704
	Thai Wah PCL, Class F	1,671,200	210,922
	Thaicom PCL	2,181,700	841,352
#	Thaifoods Group PCL, Class F	3,785,600	442,388
	Thaire Life Assurance PCL, Class F	1,992,335	193,246
	Thitikorn PCL	524,800	106,558
	Thoresen Thai Agencies PCL	3,188,078	591,441
	Tipco Asphalt PCL	2,145,400	1,115,674
	TIPCO Foods PCL	1,106,482	384,681
	TKS Technologies PCL	938,543	241,294
	TMT Steel PCL	964,000	204,185
	TPC Power Holding PCL, Class F	710,500	155,681
	TPI Polene PCL	21,838,300	918,735
	TPI Polene Power PCL	6,780,461	657,667
	TQM Alpha PCL	1,007,868	780,294
	Triple i Logistics PCL	506,553	180,548
*	Triton Holding PCL	8,152,600	35,727
*	TTCL PCL	824,440	99,717
	TTW PCL	2,780,400	706,701
	Union Auction PCL	788,500	239,576
*	Unique Engineering & Construction PCL	2,566,270	209,928
	United Paper PCL	1,084,800	361,296
	Univanich Palm Oil PCL	2,156,800	589,156
	Univentures PCL	662,100	50,680
	Vanachai Group PCL	1,592,659	198,217
††	Vinythai PCL	12,200	1,633
	WHA Utilities & Power PCL	4,187,500	442,866
	WICE Logistics PCL	917,700	233,254
	Workpoint Entertainment PCL	680,240	302,075

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	Xspring Capital PCL	5,828,900	$214,569
	YGGDRAZIL Group PCL	273,500	63,124
TOTAL THAILAND			85,428,738
TURKEY — (1.4%)
	Adel Kalemcilik Ticaret ve Sanayi AS	3,269	33,885
	Adese Alisveris Merkezleri Ticaret AS	1,945,778	128,557
	Afyon Cimento Sanayi TAS	570,356	234,078
	Agesa Hayat ve Emeklilik AS	8,864	15,120
	Akcansa Cimento AS	88,933	351,197
	Aksa Akrilik Kimya Sanayii AS	411,222	1,322,698
*	Aksigorta AS	1,034,244	170,122
*	Albaraka Turk Katilim Bankasi AS	3,650,381	462,060
	Alkim Alkali Kimya AS	167,845	234,854
*	Anadolu Anonim Turk Sigorta Sirketi	656,269	557,146
	Anadolu Hayat Emeklilik AS	193,776	201,232
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS	3,837	31,579
	ARD Grup Bilisim Teknolojileri AS	44,447	18,908
*	Aydem Yenilenebilir Enerji AS, Class A	1,273,616	936,032
	Ayen Enerji AS	67,219	95,133
	Aygaz AS	201,864	889,588
*	Bagfas Bandirma Gubre Fabrikalari AS	135,351	166,928
*	Banvit Bandirma Vitaminli Yem Sanayii AS	5,411	17,781
*	Baticim Bati Anadolu Cimento Sanayii AS	136,281	261,229
	Bera Holding AS	1,894,026	1,046,594
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	156,505	168,503
*	Biotrend Cevre VE Enerji Yatirimlari AS	401,278	309,568
	Bogazici Beton Sanayi Ve Ticaret AS	167,182	160,914
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	90,214	1,041,242
	Borusan Yatirim ve Pazarlama AS	3,835	274,035
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	50,879	134,120
*	Bursa Cimento Fabrikasi AS	1,721,353	490,824
	Celebi Hava Servisi AS	3,152	98,481
	Cemtas Celik Makina Sanayi Ve Ticaret AS	445,859	188,672
	Cimsa Cimento Sanayi VE Ticaret AS	179,244	1,254,443
	Deva Holding AS	73,348	163,667
	Dogan Sirketler Grubu Holding AS	3,118,314	1,538,568
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	635,533	219,067
	Eczacibasi Yatirim Holding Ortakligi AS	32,206	263,988
	EGE Endustri VE Ticaret AS	3,340	797,252
	EGE Gubre Sanayii AS	22,299	76,164
*	EGE Seramik Sanayi ve Ticaret AS	73,233	21,021
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	488,985	773,292
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	41,114	254,448
	Escar Turizm Tasimacilik Ticaret AS	13,480	84,574
	Esenboga Elektrik Uretim AS	41,539	130,371
	Europap Tezol Kagit Sanayi VE Ticaret AS	144,052	93,902
	Galata Wind Enerji AS	222,404	204,160
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	146,682	353,352
*	Global Yatirim Holding AS	1,317,033	631,720
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	9,887	65,684
*	Goodyear Lastikleri TAS	268,622	289,108
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	647,008	403,159
	GSD Holding AS	1,243,611	240,493
	Hitit Bilgisayar Hizmetleri AS	6,525	12,708
*	Ihlas Holding AS	830,357	33,288
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	398,289	319,171
# *	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	280,064	513,423
*	Is Finansal Kiralama AS	670,585	285,308

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Is Yatirim Menkul Degerler AS, Class A	1,664,798	$1,370,907
*	Ittifak Holding AS	180,102	29,635
*	Izmir Demir Celik Sanayi AS	1,712,192	564,093
	Jantsa Jant Sanayi Ve Ticaret AS	10,215	56,710
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	13,338	37,505
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	755,481	596,892
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	258,839	205,270
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	1,092,103	1,026,309
*	Karel Elektronik Sanayi ve Ticaret AS	202,529	174,425
*	Karsan Otomotiv Sanayii Ve Ticaret AS	833,293	371,464
	Kartonsan Karton Sanayi ve Ticaret AS	32,600	102,220
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	1,422,185	103,528
*	Kerevitas Gida Sanayi ve Ticaret AS	480,207	201,196
	Kervan Gida Sanayi Ve Ticaret AS	180,782	159,803
*	Konya Cimento Sanayii AS	1,744	283,427
	Konya Kagit Sanayi VE Ticaret AS	9,409	16,836
	Kordsa Teknik Tekstil AS	178,590	598,393
*	Koza Anadolu Metal Madencilik Isletmeleri AS	695,199	1,571,834
	LDR Turizm AS	13,181	71,325
	Logo Yazilim Sanayi Ve Ticaret AS	211,326	711,678
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	497,644	1,612,038
*	Menderes Tekstil Sanayi ve Ticaret AS	60,026	21,107
	Migros Ticaret AS	300,655	3,293,294
* Ω	MLP Saglik Hizmetleri AS	311,376	1,116,889
*	NET Holding AS	569,393	317,442
	Nuh Cimento Sanayi AS	230,473	1,440,164
# *	ODAS Elektrik Uretim ve Sanayi Ticaret AS	2,728,715	1,209,259
*	Otokar Otomotiv Ve Savunma Sanayi AS	115,545	1,237,049
*	Oyak Cimento Fabrikalari AS	537,603	1,117,712
*	Oyak Yatirim Menkul Degerler AS	33,002	61,346
*	Parsan Makina Parcalari Sanayii AS	60,935	271,634
*	Peker Gayrimenkul Yatirim Ortakligi AS	1,291,788	692,349
	Penta Teknoloji Urunleri Dagitim Ticaret AS	12,641	11,329
	Polisan Holding AS	443,358	197,134
*	Qua Granite Hayal	366,512	101,722
# *	Reysas Tasimacilik ve Lojistik Ticaret AS	1,408,704	1,545,111
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,620,353	1,760,896
*	Sasa Polyester Sanayi AS	2,497,770	5,627,779
#	Sekerbank Turk AS	3,380,612	390,781
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	376,098	617,209
*	Sok Marketler Ticaret AS	827,810	1,398,149
	Tekfen Holding AS	574,499	955,847
*	Teknosa Ic Ve Dis Ticaret AS	425,506	409,087
*	Tukas Gida Sanayi ve Ticaret AS	191,985	78,947
*	Tumosan Motor ve Traktor Sanayi AS	44,303	118,425
*	Turcas Petrol AS	410,905	248,191
	Turk Traktor ve Ziraat Makineleri AS	23,992	626,229
*	Turkiye Sigorta AS	228,371	140,416
*	Turkiye Sinai Kalkinma Bankasi AS	4,379,212	989,313
*	Ulker Biskuvi Sanayi AS	397,652	576,880
	Vestel Beyaz Esya Sanayi ve Ticaret AS	909,845	578,591
*	Vestel Elektronik Sanayi ve Ticaret AS	315,042	720,718
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	362,255	476,065
	Yunsa Yunlu Sanayi VE Ticare AS	4,936	28,861
	Ziraat Gayrimenkul Yatirim Ortakligi AS	1,269,660	235,584
*	Zorlu Enerji Elektrik Uretim AS	4,720,490	753,556
TOTAL TURKEY			58,293,964

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (1.3%)
	Abu Dhabi Islamic Bank PJSC	3,016,303	$9,232,216
	Abu Dhabi National Hotels	87,733	202,658
	Abu Dhabi National Insurance Co. PSC	107,433	171,985
*	Abu Dhabi Ports Co. PJSC	208,648	375,037
	Abu Dhabi Ship Building Co. PJSC	238,479	259,685
	Agthia Group PJSC	878,786	1,267,917
	Air Arabia PJSC	7,220,880	5,289,477
*	Ajman Bank PJSC	3,304,009	1,979,810
*	AL Seer Marine Supplies & Equipment Co. LLC	336,382	717,347
	AL Yah Satellite Communications Co-PJSC-Yah Sat	1,099,020	795,933
	Aldar Properties PJSC	18,000	25,331
	Amanat Holdings PJSC	3,554,989	1,016,321
*	Amlak Finance PJSC	2,419,125	606,072
*	Apex Investment Co. PSC	3,617,086	2,067,461
*	Arabtec Holding PJSC	2,783,626	0
	Aramex PJSC	2,284,237	1,864,611
	Burjeel Holdings PLC	253,776	153,369
	Dana Gas PJSC	9,912,098	2,642,505
*	Deyaar Development PJSC	4,507,459	895,683
	Dubai Financial Market PJSC	4,790,465	2,165,872
	Dubai Investments PJSC	5,234,479	3,464,523
	Emaar Development PJSC	2,805,393	4,842,188
	Emirates Integrated Telecommunications Co. PJSC	677,886	1,018,575
*	EMSTEEL Building Materials PJSC	4,979,264	2,155,669
*	Eshraq Investments PJSC	6,099,369	968,194
	Fertiglobe PLC	2,664,583	2,596,410
*	Ghitha Holding PJSC	26,113	304,122
*	Gulf Navigation Holding PJSC	1,082,937	1,951,241
*	Gulf Pharmaceutical Industries PSC	67,736	16,034
*	Islamic Arab Insurance Co.	769,565	150,925
*	Manazel PJSC	5,074,208	769,435
*	Multiply Group PJSC	1,834,558	1,613,142
*	Palms Sports PrJSC	67,153	182,393
*	RAK Properties PJSC	3,985,433	1,280,439
	Ras Al Khaimah Ceramics	971,403	711,413
*	Shuaa Capital PSC	3,332,104	373,910
*	Union Properties PJSC	8,352,089	927,444
TOTAL UNITED ARAB EMIRATES			55,055,347
UNITED STATES — (0.0%)
*	Rexlot Holdings	98,652,252	0
TOTAL COMMON STOCKS			4,121,477,786
PREFERRED STOCKS — (0.8%)
BRAZIL — (0.7%)
*	Alpargatas SA	301,776	614,561
	Banco ABC Brasil SA, 8.291%	300,970	1,190,196
Ω	Banco BMG SA, 13.811%	228,449	134,787
	Banco do Estado do Rio Grande do Sul SA Class B, 6.032%	717,561	2,213,950
	Banco Pan SA, 2.703%	850,137	1,671,959
	Centrais Eletricas de Santa Catarina SA, 9.255%	59,700	768,351
	Cia de Ferro Ligas da Bahia FERBASA, 7.363%	166,103	1,782,654
	Cia de Saneamento do Parana, 8.871%	4,215,927	3,753,434
	Cia Energetica do Ceara Class A, 1.619%	86,263	954,981
	Cia Paranaense de Energia, 4.394%	1,120,653	1,981,213
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 4.233%	549,278	2,915,544
	Eucatex SA Industria e Comercio, 6.083%	206,578	567,475
	Grazziotin SA, 9.391%	12,400	74,865

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Marcopolo SA, 5.813%	1,801,511	$1,992,472
	Randon SA Implementos e Participacoes, 4.114%	606,987	1,596,811
	Schulz SA, 4.413%	363,205	516,149
	Taurus Armas SA, 8.725%	180,574	567,068
	Track & Field Co. SA, 1.647%	144,600	414,344
	Unipar Carbocloro SA Class B, 14.689%	259,349	4,439,163
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 4.547%	1,439,921	2,201,560
TOTAL BRAZIL			30,351,537
CHILE — (0.1%)
	Coca-Cola Embonor SA Class B, 4.112%	553,027	840,472
	Embotelladora Andina SA Class B, 6.537%	112,369	308,760
TOTAL CHILE			1,149,232
COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA, 3.557%	568,217	73,328
INDIA — (0.0%)
*	Sundaram-Clayton Ltd.	1,268,228	157,278
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	435,739	284,809
TOTAL PREFERRED STOCKS			32,016,184
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco ABC Brasil SA Rights 08/03/23	14,763	13,112
*	Diagnosticos da America SA Warrants 04/30/25	1,356	881
TOTAL BRAZIL			13,993
SOUTH KOREA — (0.0%)
*	BGFecomaterials Co. Ltd. Rights 08/08/23	25,696	7,257
*	CJ Bioscience, Inc. Rights 08/10/23	259	311
*	CJ CGV Co. Ltd. Rights 09/07/23	44,811	119,879
*	KC Cottrell Co. Ltd.	8,141	830
*	Nuintek Co. Ltd. Rights 08/09/23	9,416	5,504
TOTAL SOUTH KOREA			133,781
TAIWAN — (0.0%)
*	Jinan Acetate Chemical Co. Ltd. Rights 08/15/23	2,917	37,779
*	PChome Online, Inc. Rights	37,376	6,006
*	Pegavision Corp. Rights 07/17/23	8,914	19,714
*	Shih Wei Navigation Co. Ltd. Rights	40,153	1,980
*	Symtek Automation Asia Co. Ltd. Rights 06/26/23	8,330	5,169
*	TrueLight Corp. Rights 08/21/23	7,257	3,071
TOTAL TAIWAN			73,719
THAILAND — (0.0%)
*	Better World Green PCL Warrants 03/13/24	2,335,733	0
*	Millcon Steel PCL Warrants 12/13/24	1,358,338	2,381
*	Nusa W5 Warrants 06/13/24	1,235,220	0
*	Sav Rates Rec (F) Rights	12,683	0
TOTAL THAILAND			2,381

The Emerging Markets Small Cap Series
CONTINUED
	Shares	Value»

UNITED ARAB EMIRATES — (0.0%)
* Ajman Bank PJSC Rights	747,534	$199,456
TOTAL RIGHTS/WARRANTS		423,330
MUTUAL FUNDS — (0.0%)
UNITED STATES — (0.0%)
BRPR Corporate Offices Fundo de Investimento Imobiliario	2,993	44,152
TOTAL INVESTMENT SECURITIES (Cost $3,529,159,989)		4,153,961,452

			Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@ §	The DFA Short Term Investment Fund	3,264,485	37,760,296
TOTAL INVESTMENTS — (100.0%)
(Cost $3,566,917,910)^^			$4,191,721,748

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of July 31, 2023, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	565	09/15/23	$28,607,549	$29,783,975	$1,176,426
S&P 500® Emini Index	6	09/15/23	1,326,927	1,384,350	57,423
Total Futures Contracts			$29,934,476	$31,168,325	$1,233,849
Summary of the Series' investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$218,442,404	$7,772,191	—	$226,214,595
Chile	1,462,613	29,826,649	—	31,289,262
China	36,881,347	868,606,923	$8,916,818	914,405,088
Colombia	3,426,905	662,637	—	4,089,542
Greece	245,350	19,939,961	—	20,185,311
Hong Kong	—	127,667	37,834	165,501
Hungary	—	1,573,241	—	1,573,241
India	169,731	770,969,880	8,508	771,148,119
Indonesia	218,583	83,463,911	333,840	84,016,334

The Emerging Markets Small Cap Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Kuwait	$13,159,682	$919,002	—	$14,078,684
Malaysia	—	60,752,080	—	60,752,080
Mexico	125,132,638	5,983,634	—	131,116,272
Philippines	—	41,050,904	$507,755	41,558,659
Poland	—	55,918,493	—	55,918,493
Qatar	—	32,546,671	—	32,546,671
Saudi Arabia	600,379	185,252,651	—	185,853,030
South Africa	7,396,198	110,946,684	—	118,342,882
South Korea	6,974,584	496,553,680	2,131,495	505,659,759
Taiwan	—	723,526,709	259,505	723,786,214
Thailand	81,251,965	4,169,283	7,490	85,428,738
Turkey	—	58,293,964	—	58,293,964
United Arab Emirates	—	55,055,347	—	55,055,347
Preferred Stocks
Brazil	30,216,750	134,787	—	30,351,537
Chile	—	1,149,232	—	1,149,232
Colombia	73,328	—	—	73,328
India	157,278	—	—	157,278
Philippines	—	284,809	—	284,809
Rights/Warrants
Brazil	—	13,993	—	13,993
South Korea	—	133,781	—	133,781
Taiwan	—	73,719	—	73,719
Thailand	—	2,381	—	2,381
United Arab Emirates	—	199,456	—	199,456
Mutual Funds	44,152	—	—	44,152
Securities Lending Collateral	—	37,760,296	—	37,760,296
Futures Contracts**	1,233,849	—	—	1,233,849
TOTAL	$527,087,736	$3,653,664,616	$12,203,245^	$4,192,955,597
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), The Trust consists of ten operational portfolios, eight of which are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC), Topic 946, Financial Services-Investment Companies.
SECURITY VALUATION
The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)
Securities held by the Domestic Equity Portfolio (The U.S. Large Cap Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange ("NYSE"). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Series.
2.    FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
FEDERAL TAX COST
At July 31, 2023, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
The U.S. Large Cap Value Series	$16,408,410
The DFA International Value Series	10,670,923
The Japanese Small Company Series	2,862,249
The Asia Pacific Small Company Series	1,559,202
The United Kingdom Small Company Series	1,355,249
The Continental Small Company Series	4,502,583

Federal Tax Cost
The Emerging Markets Series	$3,084,934
The Emerging Markets Small Cap Series	3,656,290
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Series' financial statements.
OTHER
The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series' and the Trust's financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.